UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-5511

Variable Insurance Products Fund II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2018

Item 1.

Reports to Stockholders

Fidelity® Variable Insurance Products: Index 500 Portfolio Annual Report December 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2018	Past 1 year	Past 5 years	Past 10 years
Initial Class	(4.49)%	8.40%	13.05%
Service Class	(4.59)%	8.29%	12.93%
Service Class 2	(4.73)%	8.13%	12.77%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Index 500 Portfolio - Initial Class on December 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$34,087	VIP Index 500 Portfolio - Initial Class
$34,303	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  A 10th straight year of gains proved elusive for U.S. stocks in 2018, as resurgent market volatility upset the aging bull market. The S&P 500® index returned -4.38% for the year after reversing course (-14%) in the fourth quarter. The retreat was in sharp contrast to the benchmark’s steady climb from May into September, when it achieved a record close. As the third quarter began, rising U.S. Treasury yields and concern about peaking corporate earnings growth sent many investors fleeing from risk assets as they were still dealing with lingering uncertainty related to global trade and the U.S. Federal Reserve picking up the pace of interest rate hikes. The index returned -6.84% in October, at the time its largest monthly drop in seven years. But things got worse in December, as jitters about the economy and another hike in rates led to a spike in volatility and a -9% result for the month. For the full period, some economically sensitive sectors were at the bottom of the 12-month performance scale: energy (-18%), materials (-15%) and industrials (-13%) fared worst, followed by financials (-13%) and consumer staples (-9%). Meanwhile, communication services, which includes dividend-rich telecom stocks, returned about -7%. In contrast, the defensive health care sector gained roughly 6%. Information technology and consumer discretionary were rattled in the late-year downturn, but earlier strength resulted in advances of 3% and 2%, respectively. Utilities (+4%) and real estate (-2%) also topped the broader market.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund's share classes performed roughly in line with the -4.38% return of the benchmark S&P 500® index. In a difficult and volatile investment environment, the majority of index sectors produced negative returns, led by energy, which struggled as the price of oil fell. Here, integrated energy company Exxon Mobil (-15%) and oilfield services firm Schlumberger (-45%) did not fare well. Elsewhere, social media giant Facebook returned -26%, reporting slower-than-expected active-user growth, and also struggled to manage customer privacy concerns. Shares of industrial conglomerate General Electric, which experienced a variety of business challenges, returned -55%. In an environment of rising interest rates and financial market turmoil, bank stocks such as Wells Fargo (-22%), Citigroup (-28%) and Bank of America (-15%) all struggled. Another notable detractor was tobacco manufacturer Philip Morris International (-33%). On the positive side, software company Microsoft advanced 21%. Strong financial results, especially from the firm's cloud-computing business, helped drive performance. Internet retail giant Amazon.com (+28%) continued to produce better-than-expected financial performance, while in the health care sector – the strongest-performing category of the period – pharmaceutical companies Merck (+40%) and Pfizer (+25%) both added value.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2018

% of fund's net assets
Microsoft Corp.	3.7
Apple, Inc.	3.4
Amazon.com, Inc.	2.9
Berkshire Hathaway, Inc. Class B	1.9
Johnson & Johnson	1.7
JPMorgan Chase & Co.	1.5
Alphabet, Inc. Class C	1.5
Facebook, Inc. Class A	1.5
Alphabet, Inc. Class A	1.5
Exxon Mobil Corp.	1.4
21.0

Top Market Sectors as of December 31, 2018

% of fund's net assets
Information Technology	20.1
Health Care	15.6
Financials	13.8
Communication Services	10.1
Consumer Discretionary	9.9
Industrials	9.2
Consumer Staples	7.4
Energy	5.3
Utilities	3.3
Real Estate	3.0

Asset Allocation (% of fund's net assets)

As of December 31, 2018 *
Stocks and Equity Futures	100.3%
Short-Term Investments and Net Other Assets (Liabilities)	(0.3)**%

 * Foreign investments - 3.4%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments December 31, 2018

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
COMMUNICATION SERVICES - 10.1%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	2,362,056	$67,413,078
CenturyLink, Inc.	308,638	4,675,866
Verizon Communications, Inc.	1,341,035	75,392,988
		147,481,932
Entertainment - 2.1%
Activision Blizzard, Inc.	247,646	11,532,874
Electronic Arts, Inc. (a)	98,055	7,737,520
Netflix, Inc. (a)	141,530	37,881,920
Take-Two Interactive Software, Inc. (a)	36,957	3,804,354
The Walt Disney Co.	483,144	52,976,740
Twenty-First Century Fox, Inc.:
Class A	343,038	16,506,989
Class B	158,086	7,553,349
Viacom, Inc. Class B (non-vtg.)	114,707	2,947,970
		140,941,716
Interactive Media & Services - 4.6%
Alphabet, Inc.:
Class A (a)	97,030	101,392,469
Class C (a)	99,851	103,406,694
Facebook, Inc. Class A (a)	779,714	102,212,708
TripAdvisor, Inc. (a)(b)	33,230	1,792,426
Twitter, Inc. (a)	234,709	6,745,537
		315,549,834
Media - 1.3%
CBS Corp. Class B	109,276	4,777,547
Charter Communications, Inc. Class A (a)	57,207	16,302,279
Comcast Corp. Class A	1,473,465	50,171,483
Discovery Communications, Inc.:
Class A (a)(b)	50,871	1,258,549
Class C (non-vtg.) (a)	116,917	2,698,444
DISH Network Corp. Class A (a)	74,399	1,857,743
Interpublic Group of Companies, Inc.	124,740	2,573,386
News Corp.:
Class A	125,021	1,418,988
Class B	40,169	463,952
Omnicom Group, Inc.	72,733	5,326,965
		86,849,336

TOTAL COMMUNICATION SERVICES		690,822,818

CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.1%
Aptiv PLC	85,509	5,264,789
BorgWarner, Inc.	67,594	2,348,216
The Goodyear Tire & Rubber Co.	75,623	1,543,465
		9,156,470
Automobiles - 0.4%
Ford Motor Co.	1,268,023	9,700,376
General Motors Co.	426,003	14,249,800
Harley-Davidson, Inc.	52,847	1,803,140
		25,753,316
Distributors - 0.1%
Genuine Parts Co.	47,630	4,573,433
LKQ Corp. (a)	103,272	2,450,645
		7,024,078
Diversified Consumer Services - 0.0%
H&R Block, Inc.	66,704	1,692,280
Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	129,951	6,406,584
Chipotle Mexican Grill, Inc. (a)	7,936	3,426,685
Darden Restaurants, Inc.	40,280	4,022,361
Hilton Worldwide Holdings, Inc.	96,251	6,910,822
Marriott International, Inc. Class A	91,892	9,975,796
McDonald's Corp.	250,197	44,427,481
MGM Mirage, Inc.	162,546	3,943,366
Norwegian Cruise Line Holdings Ltd. (a)	71,393	3,026,349
Royal Caribbean Cruises Ltd.	55,620	5,439,080
Starbucks Corp.	402,633	25,929,565
Wynn Resorts Ltd.	31,762	3,141,579
Yum! Brands, Inc.	101,357	9,316,735
		125,966,403
Household Durables - 0.3%
D.R. Horton, Inc.	111,128	3,851,696
Garmin Ltd.	39,218	2,483,284
Leggett & Platt, Inc. (b)	42,327	1,517,000
Lennar Corp. Class A	94,943	3,717,018
Mohawk Industries, Inc. (a)	20,469	2,394,054
Newell Brands, Inc.	139,379	2,591,056
PulteGroup, Inc.	83,860	2,179,521
Whirlpool Corp.	20,709	2,213,171
		20,946,800
Internet & Direct Marketing Retail - 3.5%
Amazon.com, Inc. (a)	133,303	200,217,107
eBay, Inc. (a)	293,734	8,245,113
Expedia, Inc.	38,450	4,331,393
The Booking Holdings, Inc. (a)	15,036	25,898,307
		238,691,920
Leisure Products - 0.1%
Hasbro, Inc.	37,773	3,069,056
Mattel, Inc. (a)(b)	112,018	1,119,060
		4,188,116
Multiline Retail - 0.5%
Dollar General Corp.	85,318	9,221,169
Dollar Tree, Inc. (a)	77,233	6,975,685
Kohl's Corp.	53,592	3,555,293
Macy's, Inc.	99,788	2,971,687
Nordstrom, Inc.	36,927	1,721,167
Target Corp.	169,360	11,193,002
		35,638,003
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	23,658	3,725,189
AutoZone, Inc. (a)	8,184	6,860,975
Best Buy Co., Inc.	75,983	4,024,060
CarMax, Inc. (a)(b)	56,673	3,555,097
Foot Locker, Inc.	37,289	1,983,775
Gap, Inc.	69,324	1,785,786
Home Depot, Inc.	366,585	62,986,635
L Brands, Inc.	74,112	1,902,455
Lowe's Companies, Inc.	260,598	24,068,831
O'Reilly Automotive, Inc. (a)	25,998	8,951,891
Ross Stores, Inc.	121,175	10,081,760
Tiffany & Co., Inc.	35,210	2,834,757
TJX Companies, Inc.	401,636	17,969,195
Tractor Supply Co.	39,617	3,305,642
Ulta Beauty, Inc. (a)	18,287	4,477,389
		158,513,437
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	48,758	1,848,903
Hanesbrands, Inc. (b)	117,075	1,466,950
NIKE, Inc. Class B	413,171	30,632,498
PVH Corp.	24,580	2,284,711
Ralph Lauren Corp.	17,706	1,831,863
Tapestry, Inc.	94,053	3,174,289
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	60,890	1,075,926
Class C (non-vtg.) (a)(b)	62,429	1,009,477
VF Corp.	105,602	7,533,647
		50,858,264

TOTAL CONSUMER DISCRETIONARY		678,429,087

CONSUMER STAPLES - 7.4%
Beverages - 1.9%
Brown-Forman Corp. Class B (non-vtg.)	53,970	2,567,893
Constellation Brands, Inc. Class A (sub. vtg.)	53,920	8,671,414
Molson Coors Brewing Co. Class B	60,788	3,413,854
Monster Beverage Corp. (a)	129,213	6,359,864
PepsiCo, Inc.	458,121	50,613,208
The Coca-Cola Co.	1,243,296	58,870,066
		130,496,299
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	142,219	28,971,432
Kroger Co.	258,989	7,122,198
Sysco Corp.	155,200	9,724,832
Walgreens Boots Alliance, Inc.	260,911	17,828,049
Walmart, Inc.	462,018	43,036,977
		106,683,488
Food Products - 1.2%
Archer Daniels Midland Co.	181,956	7,454,737
Campbell Soup Co. (b)	62,527	2,062,766
Conagra Brands, Inc.	157,604	3,366,421
General Mills, Inc.	193,505	7,535,085
Hormel Foods Corp. (b)	88,486	3,776,582
Kellogg Co.	82,216	4,687,134
Lamb Weston Holdings, Inc.	47,532	3,496,454
McCormick & Co., Inc. (non-vtg.) (b)	39,519	5,502,626
Mondelez International, Inc.	471,838	18,887,675
The Hershey Co.	45,513	4,878,083
The J.M. Smucker Co. (b)	36,920	3,451,651
The Kraft Heinz Co.	201,840	8,687,194
Tyson Foods, Inc. Class A	95,774	5,114,332
		78,900,740
Household Products - 1.7%
Church & Dwight Co., Inc.	79,914	5,255,145
Clorox Co.	41,429	6,385,866
Colgate-Palmolive Co.	281,486	16,754,047
Kimberly-Clark Corp.	112,391	12,805,831
Procter & Gamble Co.	808,580	74,324,674
		115,525,563
Personal Products - 0.1%
Coty, Inc. Class A	146,256	959,439
Estee Lauder Companies, Inc. Class A	71,368	9,284,977
		10,244,416
Tobacco - 0.9%
Altria Group, Inc.	609,839	30,119,948
Philip Morris International, Inc.	504,517	33,681,555
		63,801,503

TOTAL CONSUMER STAPLES		505,652,009

ENERGY - 5.3%
Energy Equipment & Services - 0.5%
Baker Hughes, a GE Co. Class A	166,619	3,582,309
Halliburton Co.	284,318	7,557,172
Helmerich & Payne, Inc.	35,388	1,696,501
National Oilwell Varco, Inc.	124,421	3,197,620
Schlumberger Ltd.	449,434	16,215,579
TechnipFMC PLC	138,087	2,703,743
		34,952,924
Oil, Gas & Consumable Fuels - 4.8%
Anadarko Petroleum Corp.	163,663	7,174,986
Apache Corp.	123,180	3,233,475
Cabot Oil & Gas Corp.	139,938	3,127,614
Chevron Corp.	620,137	67,464,704
Cimarex Energy Co.	31,033	1,913,184
Concho Resources, Inc. (a)	64,991	6,680,425
ConocoPhillips Co.	373,633	23,296,018
Devon Energy Corp.	151,953	3,425,021
Diamondback Energy, Inc.	50,058	4,640,377
EOG Resources, Inc.	188,206	16,413,445
Exxon Mobil Corp.	1,374,071	93,697,901
Hess Corp.	80,764	3,270,942
HollyFrontier Corp.	51,736	2,644,744
Kinder Morgan, Inc.	616,002	9,474,111
Marathon Oil Corp.	269,788	3,868,760
Marathon Petroleum Corp.	224,215	13,230,927
Newfield Exploration Co. (a)	65,025	953,267
Noble Energy, Inc.	155,718	2,921,270
Occidental Petroleum Corp.	245,042	15,040,678
ONEOK, Inc.	133,506	7,202,649
Phillips 66 Co.	137,684	11,861,477
Pioneer Natural Resources Co.	55,323	7,276,081
The Williams Companies, Inc.	392,878	8,662,960
Valero Energy Corp.	137,708	10,323,969
		327,798,985

TOTAL ENERGY		362,751,909

FINANCIALS - 13.8%
Banks - 5.7%
Bank of America Corp.	2,962,210	72,988,854
BB&T Corp.	250,103	10,834,462
Citigroup, Inc.	792,589	41,262,183
Citizens Financial Group, Inc.	151,860	4,514,798
Comerica, Inc.	52,479	3,604,783
Fifth Third Bancorp	212,778	5,006,666
First Republic Bank	53,153	4,618,996
Huntington Bancshares, Inc.	344,516	4,106,631
JPMorgan Chase & Co.	1,079,253	105,356,678
KeyCorp	335,754	4,962,444
M&T Bank Corp.	45,553	6,520,001
Peoples United Financial, Inc. (b)	122,500	1,767,675
PNC Financial Services Group, Inc.	149,754	17,507,740
Regions Financial Corp.	335,540	4,489,525
SunTrust Banks, Inc.	145,814	7,354,858
SVB Financial Group (a)	17,282	3,282,197
U.S. Bancorp	493,029	22,531,425
Wells Fargo & Co.	1,374,951	63,357,742
Zions Bancorporation	62,373	2,541,076
		386,608,734
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	17,095	1,665,737
Ameriprise Financial, Inc.	45,228	4,720,446
Bank of New York Mellon Corp.	295,233	13,896,617
BlackRock, Inc. Class A	39,412	15,481,822
Brighthouse Financial, Inc. (a)	38,492	1,173,236
Cboe Global Markets, Inc.	36,415	3,562,479
Charles Schwab Corp.	390,075	16,199,815
CME Group, Inc.	116,115	21,843,554
E*TRADE Financial Corp.	82,513	3,620,670
Franklin Resources, Inc.	96,584	2,864,681
Goldman Sachs Group, Inc.	112,273	18,755,205
IntercontinentalExchange, Inc.	184,857	13,925,278
Invesco Ltd.	133,498	2,234,757
Moody's Corp.	54,099	7,576,024
Morgan Stanley	424,287	16,822,980
MSCI, Inc.	28,571	4,212,223
Northern Trust Corp.	71,853	6,006,192
Raymond James Financial, Inc.	41,852	3,114,207
S&P Global, Inc.	81,429	13,838,044
State Street Corp.	123,177	7,768,773
T. Rowe Price Group, Inc.	78,104	7,210,561
The NASDAQ OMX Group, Inc.	37,248	3,038,319
		189,531,620
Consumer Finance - 0.6%
American Express Co.	227,344	21,670,430
Capital One Financial Corp.	153,724	11,619,997
Discover Financial Services	109,037	6,431,002
Synchrony Financial	214,602	5,034,563
		44,755,992
Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc. Class B (a)	631,372	128,913,535
Jefferies Financial Group, Inc.	91,222	1,583,614
Linde PLC	178,843	27,906,662
		158,403,811
Insurance - 2.4%
AFLAC, Inc.	247,071	11,256,555
Allstate Corp.	111,788	9,237,042
American International Group, Inc.	287,110	11,315,005
Aon PLC	78,165	11,362,064
Arthur J. Gallagher & Co.	59,604	4,392,815
Assurant, Inc.	16,917	1,513,056
Chubb Ltd.	149,553	19,319,257
Cincinnati Financial Corp.	49,119	3,802,793
Everest Re Group Ltd.	13,192	2,872,690
Hartford Financial Services Group, Inc.	116,427	5,175,180
Lincoln National Corp.	69,325	3,557,066
Loews Corp.	89,733	4,084,646
Marsh & McLennan Companies, Inc.	163,477	13,037,291
MetLife, Inc.	320,276	13,150,533
Principal Financial Group, Inc.	85,432	3,773,531
Progressive Corp.	189,244	11,417,091
Prudential Financial, Inc.	134,038	10,930,799
The Travelers Companies, Inc.	85,967	10,294,548
Torchmark Corp.	33,304	2,482,147
Unum Group	70,994	2,085,804
Willis Group Holdings PLC	42,171	6,404,088
		161,464,001

TOTAL FINANCIALS		940,764,158

HEALTH CARE - 15.6%
Biotechnology - 2.7%
AbbVie, Inc.	488,189	45,006,144
Alexion Pharmaceuticals, Inc. (a)	72,406	7,049,448
Amgen, Inc.	206,808	40,259,313
Biogen, Inc. (a)	65,391	19,677,460
Celgene Corp. (a)	226,940	14,544,585
Gilead Sciences, Inc.	419,841	26,261,055
Incyte Corp. (a)	57,325	3,645,297
Regeneron Pharmaceuticals, Inc. (a)	25,190	9,408,465
Vertex Pharmaceuticals, Inc. (a)	82,941	13,744,153
		179,595,920
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	570,013	41,229,040
Abiomed, Inc. (a)	14,618	4,751,435
Align Technology, Inc. (a)	23,622	4,947,155
Baxter International, Inc.	160,616	10,571,745
Becton, Dickinson & Co.	87,062	19,616,810
Boston Scientific Corp. (a)	449,109	15,871,512
Danaher Corp.	200,179	20,642,458
Dentsply Sirona, Inc.	72,227	2,687,567
Edwards Lifesciences Corp. (a)	67,846	10,391,972
Hologic, Inc. (a)	87,433	3,593,496
IDEXX Laboratories, Inc. (a)	27,987	5,206,142
Intuitive Surgical, Inc. (a)	37,063	17,750,212
Medtronic PLC	435,882	39,647,827
ResMed, Inc.	46,248	5,266,260
Stryker Corp.	100,796	15,799,773
The Cooper Companies, Inc.	15,948	4,058,766
Varian Medical Systems, Inc. (a)	29,571	3,350,690
Zimmer Biomet Holdings, Inc.	66,200	6,866,264
		232,249,124
Health Care Providers & Services - 3.2%
AmerisourceBergen Corp.	50,899	3,786,886
Anthem, Inc.	83,942	22,045,687
Cardinal Health, Inc.	96,696	4,312,642
Centene Corp. (a)	66,647	7,684,399
Cigna Corp.	123,581	23,470,504
CVS Health Corp.	419,704	27,499,006
DaVita HealthCare Partners, Inc. (a)	40,941	2,106,824
HCA Holdings, Inc.	87,123	10,842,457
Henry Schein, Inc. (a)(b)	49,473	3,884,620
Humana, Inc.	44,524	12,755,236
Laboratory Corp. of America Holdings (a)	32,747	4,137,911
McKesson Corp.	63,409	7,004,792
Quest Diagnostics, Inc.	44,162	3,677,370
UnitedHealth Group, Inc.	312,226	77,781,741
Universal Health Services, Inc. Class B	27,669	3,225,099
Wellcare Health Plans, Inc. (a)	16,225	3,830,560
		218,045,734
Health Care Technology - 0.1%
Cerner Corp. (a)	106,934	5,607,619
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	103,456	6,979,142
Illumina, Inc. (a)	47,708	14,309,060
IQVIA Holdings, Inc. (a)	51,420	5,973,461
Mettler-Toledo International, Inc. (a)	8,128	4,597,034
PerkinElmer, Inc.	36,102	2,835,812
Thermo Fisher Scientific, Inc.	130,655	29,239,282
Waters Corp. (a)	24,583	4,637,583
		68,571,374
Pharmaceuticals - 5.2%
Allergan PLC	102,897	13,753,213
Bristol-Myers Squibb Co.	529,726	27,535,157
Eli Lilly & Co.	305,982	35,408,237
Johnson & Johnson	870,429	112,328,862
Merck & Co., Inc.	843,946	64,485,914
Mylan NV (a)	167,347	4,585,308
Nektar Therapeutics (a)(b)	56,174	1,846,439
Perrigo Co. PLC	40,565	1,571,894
Pfizer, Inc.	1,876,038	81,889,059
Zoetis, Inc. Class A	155,929	13,338,167
		356,742,250

TOTAL HEALTH CARE		1,060,812,021

INDUSTRIALS - 9.2%
Aerospace & Defense - 2.5%
Arconic, Inc.	139,583	2,353,369
General Dynamics Corp.	90,348	14,203,609
Harris Corp.	38,186	5,141,745
Huntington Ingalls Industries, Inc.	13,941	2,653,112
L3 Technologies, Inc.	25,541	4,435,450
Lockheed Martin Corp.	80,309	21,028,109
Northrop Grumman Corp.	56,348	13,799,625
Raytheon Co.	92,359	14,163,253
Textron, Inc.	78,852	3,626,403
The Boeing Co.	171,404	55,277,790
TransDigm Group, Inc. (a)	15,750	5,355,945
United Technologies Corp.	263,396	28,046,406
		170,084,816
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	44,627	3,752,684
Expeditors International of Washington, Inc.	56,014	3,813,993
FedEx Corp.	78,682	12,693,767
United Parcel Service, Inc. Class B	225,629	22,005,596
		42,266,040
Airlines - 0.4%
Alaska Air Group, Inc.	40,017	2,435,034
American Airlines Group, Inc.	133,038	4,271,850
Delta Air Lines, Inc.	202,489	10,104,201
Southwest Airlines Co.	164,246	7,634,154
United Continental Holdings, Inc. (a)	74,279	6,219,381
		30,664,620
Building Products - 0.3%
A.O. Smith Corp.	46,699	1,994,047
Allegion PLC	30,850	2,459,054
Fortune Brands Home & Security, Inc.	45,893	1,743,475
Johnson Controls International PLC	299,901	8,892,065
Masco Corp.	99,149	2,899,117
		17,987,758
Commercial Services & Supplies - 0.4%
Cintas Corp.	28,101	4,720,687
Copart, Inc. (a)	66,835	3,193,376
Republic Services, Inc.	70,577	5,087,896
Rollins, Inc.	47,804	1,725,724
Waste Management, Inc.	127,300	11,328,427
		26,056,110
Construction & Engineering - 0.1%
Fluor Corp.	45,653	1,470,027
Jacobs Engineering Group, Inc.	38,803	2,268,423
Quanta Services, Inc.	47,394	1,426,559
		5,165,009
Electrical Equipment - 0.6%
AMETEK, Inc.	75,333	5,100,044
Eaton Corp. PLC	140,659	9,657,647
Emerson Electric Co.	203,218	12,142,276
Fortive Corp.	95,380	6,453,411
Rockwell Automation, Inc.	39,168	5,894,001
		39,247,379
Industrial Conglomerates - 1.4%
3M Co.	188,980	36,008,249
General Electric Co.	2,822,951	21,369,739
Honeywell International, Inc.	240,259	31,743,019
Roper Technologies, Inc.	33,568	8,946,543
		98,067,550
Machinery - 1.4%
Caterpillar, Inc.	191,518	24,336,192
Cummins, Inc.	47,941	6,406,835
Deere & Co.	104,398	15,573,050
Dover Corp.	47,492	3,369,557
Flowserve Corp. (b)	42,469	1,614,671
Illinois Tool Works, Inc.	99,070	12,551,178
Ingersoll-Rand PLC	79,727	7,273,494
PACCAR, Inc.	113,408	6,480,133
Parker Hannifin Corp.	42,954	6,406,160
Pentair PLC	51,834	1,958,289
Snap-On, Inc. (b)	18,071	2,625,536
Stanley Black & Decker, Inc.	49,026	5,870,373
Xylem, Inc.	58,326	3,891,511
		98,356,979
Professional Services - 0.3%
Equifax, Inc.	39,132	3,644,363
IHS Markit Ltd. (a)	116,412	5,584,284
Nielsen Holdings PLC	115,209	2,687,826
Robert Half International, Inc.	39,424	2,255,053
Verisk Analytics, Inc. (a)	53,427	5,825,680
		19,997,206
Road & Rail - 1.0%
CSX Corp.	260,352	16,175,670
J.B. Hunt Transport Services, Inc.	28,346	2,637,312
Kansas City Southern	33,005	3,150,327
Norfolk Southern Corp.	88,390	13,217,841
Union Pacific Corp.	239,123	33,053,972
		68,235,122
Trading Companies & Distributors - 0.2%
Fastenal Co. (b)	93,164	4,871,546
United Rentals, Inc. (a)	26,322	2,698,795
W.W. Grainger, Inc.	14,806	4,180,622
		11,750,963

TOTAL INDUSTRIALS		627,879,552

INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 1.2%
Arista Networks, Inc. (a)	16,891	3,558,934
Cisco Systems, Inc.	1,459,153	63,225,099
F5 Networks, Inc. (a)	19,676	3,188,102
Juniper Networks, Inc.	112,019	3,014,431
Motorola Solutions, Inc.	53,073	6,105,518
		79,092,084
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	97,795	7,923,351
Corning, Inc.	259,767	7,847,561
FLIR Systems, Inc.	44,900	1,954,946
IPG Photonics Corp. (a)(b)	11,612	1,315,523
Keysight Technologies, Inc. (a)	60,829	3,776,264
TE Connectivity Ltd.	111,331	8,419,964
		31,237,609
IT Services - 4.8%
Accenture PLC Class A	206,882	29,172,431
Akamai Technologies, Inc. (a)	52,858	3,228,567
Alliance Data Systems Corp.	15,204	2,281,816
Automatic Data Processing, Inc.	142,065	18,627,563
Broadridge Financial Solutions, Inc.	37,891	3,647,009
Cognizant Technology Solutions Corp. Class A	187,922	11,929,289
DXC Technology Co.	90,910	4,833,685
Fidelity National Information Services, Inc.	106,285	10,899,527
Fiserv, Inc. (a)	129,323	9,503,947
FleetCor Technologies, Inc. (a)	28,780	5,345,022
Gartner, Inc. (a)(b)	29,499	3,771,152
Global Payments, Inc.	51,348	5,295,519
IBM Corp.	294,947	33,526,625
Jack Henry & Associates, Inc.	25,087	3,174,007
MasterCard, Inc. Class A	294,893	55,631,564
Paychex, Inc.	103,720	6,757,358
PayPal Holdings, Inc. (a)	382,433	32,158,791
The Western Union Co.	143,712	2,451,727
Total System Services, Inc.	54,474	4,428,191
VeriSign, Inc. (a)	34,526	5,119,861
Visa, Inc. Class A	570,308	75,246,438
		327,030,089
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (a)(b)	285,432	5,269,075
Analog Devices, Inc.	120,134	10,311,101
Applied Materials, Inc.	319,027	10,444,944
Broadcom, Inc.	134,183	34,120,053
Intel Corp.	1,481,234	69,514,312
KLA-Tencor Corp.	49,680	4,445,863
Lam Research Corp.	50,364	6,858,066
Maxim Integrated Products, Inc.	89,920	4,572,432
Microchip Technology, Inc. (b)	76,759	5,520,507
Micron Technology, Inc. (a)	363,525	11,534,648
NVIDIA Corp.	197,974	26,429,529
Qorvo, Inc. (a)	40,538	2,461,873
Qualcomm, Inc.	393,404	22,388,622
Skyworks Solutions, Inc.	57,618	3,861,558
Texas Instruments, Inc.	311,742	29,459,619
Xilinx, Inc.	82,124	6,994,501
		254,186,703
Software - 6.2%
Adobe, Inc. (a)	158,423	35,841,620
ANSYS, Inc. (a)	27,119	3,876,390
Autodesk, Inc. (a)	71,079	9,141,470
Cadence Design Systems, Inc. (a)	91,568	3,981,377
Citrix Systems, Inc.	41,550	4,257,213
Fortinet, Inc. (a)	46,999	3,310,140
Intuit, Inc.	84,231	16,580,872
Microsoft Corp.	2,508,399	254,778,079
Oracle Corp.	826,990	37,338,599
Red Hat, Inc. (a)	57,367	10,075,940
Salesforce.com, Inc. (a)	248,279	34,006,775
Symantec Corp.	207,349	3,917,859
Synopsys, Inc. (a)	48,444	4,080,923
		421,187,257
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	1,463,101	230,789,552
Hewlett Packard Enterprise Co.	461,831	6,100,788
HP, Inc.	513,567	10,507,581
NetApp, Inc.	81,749	4,877,963
Seagate Technology LLC	84,526	3,261,858
Western Digital Corp.	93,932	3,472,666
Xerox Corp.	67,281	1,329,473
		260,339,881

TOTAL INFORMATION TECHNOLOGY		1,373,073,623

MATERIALS - 2.3%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	71,249	11,403,402
Albemarle Corp. U.S. (b)	34,469	2,656,526
Celanese Corp. Class A	43,411	3,905,688
CF Industries Holdings, Inc.	74,903	3,259,030
DowDuPont, Inc.	744,591	39,820,727
Eastman Chemical Co.	45,450	3,322,850
Ecolab, Inc.	82,503	12,156,817
FMC Corp.	43,703	3,232,274
International Flavors & Fragrances, Inc.	32,873	4,413,858
LyondellBasell Industries NV Class A	102,102	8,490,802
PPG Industries, Inc.	77,854	7,959,014
Sherwin-Williams Co.	26,740	10,521,120
The Mosaic Co.	115,095	3,361,925
		114,504,033
Construction Materials - 0.1%
Martin Marietta Materials, Inc. (b)	20,353	3,498,070
Vulcan Materials Co.	42,856	4,234,173
		7,732,243
Containers & Packaging - 0.3%
Avery Dennison Corp.	28,142	2,527,996
Ball Corp.	110,084	5,061,662
International Paper Co.	131,451	5,305,362
Packaging Corp. of America	30,669	2,559,635
Sealed Air Corp.	50,930	1,774,401
WestRock Co.	82,290	3,107,270
		20,336,326
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	470,280	4,848,587
Newmont Mining Corp.	172,873	5,990,049
Nucor Corp.	101,886	5,278,714
		16,117,350

TOTAL MATERIALS		158,689,952

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc.	34,898	4,021,646
American Tower Corp.	142,959	22,614,684
Apartment Investment & Management Co. Class A	50,514	2,216,554
AvalonBay Communities, Inc.	44,860	7,807,883
Boston Properties, Inc.	50,123	5,641,344
Crown Castle International Corp.	134,638	14,625,726
Digital Realty Trust, Inc.	66,948	7,133,309
Duke Realty Corp.	116,291	3,011,937
Equinix, Inc.	26,090	9,198,290
Equity Residential (SBI)	119,577	7,893,278
Essex Property Trust, Inc.	21,441	5,257,548
Extra Space Storage, Inc.	41,060	3,715,109
Federal Realty Investment Trust (SBI)	23,972	2,829,655
HCP, Inc.	154,967	4,328,228
Host Hotels & Resorts, Inc.	240,834	4,014,703
Iron Mountain, Inc. (b)	92,892	3,010,630
Kimco Realty Corp.	136,761	2,003,549
Mid-America Apartment Communities, Inc.	36,946	3,535,732
Prologis, Inc.	204,312	11,997,201
Public Storage	48,667	9,850,687
Realty Income Corp.	95,779	6,037,908
Regency Centers Corp.	54,992	3,226,931
SBA Communications Corp. Class A (a)	36,778	5,953,990
Simon Property Group, Inc.	100,381	16,863,004
SL Green Realty Corp.	27,674	2,188,460
The Macerich Co.	34,333	1,485,932
UDR, Inc.	89,427	3,543,098
Ventas, Inc.	115,691	6,778,336
Vornado Realty Trust	56,199	3,486,024
Welltower, Inc.	121,914	8,462,051
Weyerhaeuser Co.	243,151	5,315,281
		198,048,708
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	102,887	4,119,595

TOTAL REAL ESTATE		202,168,303

UTILITIES - 3.3%
Electric Utilities - 2.0%
Alliant Energy Corp.	76,572	3,235,167
American Electric Power Co., Inc.	160,037	11,961,165
Duke Energy Corp.	231,363	19,966,627
Edison International	105,741	6,002,917
Entergy Corp.	58,789	5,059,969
Evergy, Inc.	85,504	4,854,062
Eversource Energy	102,845	6,689,039
Exelon Corp.	313,841	14,154,229
FirstEnergy Corp.	157,689	5,921,222
NextEra Energy, Inc.	155,116	26,962,263
PG&E Corp. (a)	168,334	3,997,933
Pinnacle West Capital Corp.	36,375	3,099,150
PPL Corp.	233,739	6,621,826
Southern Co.	333,923	14,665,898
Xcel Energy, Inc.	166,825	8,219,468
		141,410,935
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	94,096	3,726,202
The AES Corp.	214,947	3,108,134
		6,834,336
Multi-Utilities - 1.1%
Ameren Corp.	79,286	5,171,826
CenterPoint Energy, Inc.	162,660	4,591,892
CMS Energy Corp.	91,954	4,565,516
Consolidated Edison, Inc.	101,089	7,729,265
Dominion Resources, Inc.	213,057	15,225,053
DTE Energy Co.	59,043	6,512,443
NiSource, Inc.	117,904	2,988,866
Public Service Enterprise Group, Inc.	164,042	8,538,386
SCANA Corp.	46,287	2,211,593
Sempra Energy (b)	88,816	9,609,003
WEC Energy Group, Inc.	102,403	7,092,432
		74,236,275
Water Utilities - 0.1%
American Water Works Co., Inc.	58,613	5,320,302

TOTAL UTILITIES		227,801,848

TOTAL COMMON STOCKS
(Cost $3,482,669,292)		6,828,845,280

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 2.42% (c)	13,925,046	13,927,831
Fidelity Securities Lending Cash Central Fund 2.41% (c)(d)	67,307,568	67,314,298
TOTAL MONEY MARKET FUNDS
(Cost $81,235,166)		81,242,129
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $3,563,904,458)		6,910,087,409
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(84,376,217)
NET ASSETS - 100%		$6,825,711,192

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	185	March 2019	$23,173,100	$686,803	$686,803

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$486,732
Fidelity Securities Lending Cash Central Fund	221,304
Total	$708,036

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$686,803	$0
Total Equity Risk	686,803	0
Total Value of Derivatives	$686,803	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2018
Assets
Investment in securities, at value (including securities loaned of $66,331,380) — See accompanying schedule: Unaffiliated issuers (cost $3,482,669,292)	$6,828,845,280
Fidelity Central Funds (cost $81,235,166)	81,242,129
Total Investment in Securities (cost $3,563,904,458)		$6,910,087,409
Segregated cash with brokers for derivative instruments		2,088,000
Receivable for investments sold		2,062,726
Receivable for fund shares sold		7,845,898
Dividends receivable		7,950,785
Distributions receivable from Fidelity Central Funds		72,710
Receivable for daily variation margin on futures contracts		294,437
Other receivables		42,816
Total assets		6,930,444,781
Liabilities
Payable for investments purchased	$4,618,889
Payable for fund shares redeemed	31,920,214
Accrued management fee	264,934
Distribution and service plan fees payable	235,088
Other affiliated payables	323,809
Other payables and accrued expenses	76,670
Collateral on securities loaned	67,293,985
Total liabilities		104,733,589
Net Assets		$6,825,711,192
Net Assets consist of:
Paid in capital		$3,354,395,204
Total distributable earnings (loss)		3,471,315,988
Net Assets		$6,825,711,192
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($5,719,085,561 ÷ 22,653,158 shares)		$252.46
Service Class:
Net Asset Value, offering price and redemption price per share ($89,703,790 ÷ 356,577 shares)		$251.57
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,016,921,841 ÷ 4,075,657 shares)		$249.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2018
Investment Income
Dividends		$150,984,686
Interest		30,498
Income from Fidelity Central Funds		708,036
Total income		151,723,220
Expenses
Management fee	$3,546,001
Transfer agent fees	4,334,002
Distribution and service plan fees	3,829,726
Independent trustees' fees and expenses	42,666
Legal	2,466
Interest	50,687
Commitment fees	21,248
Total expenses before reductions	11,826,796
Expense reductions	(4,261)
Total expenses after reductions		11,822,535
Net investment income (loss)		139,900,685
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	107,466,074
Fidelity Central Funds	3,663
Futures contracts	(3,684,276)
Total net realized gain (loss)		103,785,461
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(560,318,625)
Fidelity Central Funds	(22,658)
Futures contracts	234,774
Total change in net unrealized appreciation (depreciation)		(560,106,509)
Net gain (loss)		(456,321,048)
Net increase (decrease) in net assets resulting from operations		$(316,420,363)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2018	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$139,900,685	$129,706,155
Net realized gain (loss)	103,785,461	37,087,430
Change in net unrealized appreciation (depreciation)	(560,106,509)	1,213,530,003
Net increase (decrease) in net assets resulting from operations	(316,420,363)	1,380,323,588
Distributions to shareholders	(175,009,093)	–
Distributions to shareholders from net investment income	–	(125,118,539)
Distributions to shareholders from net realized gain	–	(21,811,874)
Total distributions	(175,009,093)	(146,930,413)
Share transactions - net increase (decrease)	(418,325,147)	207,772,017
Total increase (decrease) in net assets	(909,754,603)	1,441,165,192
Net Assets
Beginning of period	7,735,465,795	6,294,300,603
End of period	$6,825,711,192	$7,735,465,795
Other Information
Undistributed net investment income end of period		$25,327,631

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Index 500 Portfolio Initial Class

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$271.18	$227.46	$206.43	$208.12	$186.29
Income from Investment Operations
Net investment income (loss)A	5.09	4.71	4.42	4.15	3.75
Net realized and unrealized gain (loss)	(17.22)	44.36	20.06	(1.44)	21.58
Total from investment operations	(12.13)	49.07	24.48	2.71	25.33
Distributions from net investment income	(5.28)B	(4.57)	(3.23)	(4.26)	(3.31)
Distributions from net realized gain	(1.31)B	(.78)	(.22)	(.13)	(.18)
Total distributions	(6.59)	(5.35)	(3.45)	(4.40)C	(3.50)D
Net asset value, end of period	$252.46	$271.18	$227.46	$206.43	$208.12
Total ReturnE,F	(4.49)%	21.71%	11.86%	1.33%	13.57%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.82%	1.89%	2.07%	1.98%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$5,719,086	$6,139,813	$5,001,375	$4,103,865	$3,823,973
Portfolio turnover rateI	5%	5%	6%	9%	3%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $4.40 per share is comprised of distributions from net investment income of $4.262 and distributions from net realized gain of $.133 per share.

 D Total distributions of $3.50 per share is comprised of distributions from net investment income of $3.314 and distributions from net realized gain of $.184 per share.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Index 500 Portfolio Service Class

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$270.23	$226.70	$205.82	$207.49	$185.77
Income from Investment Operations
Net investment income (loss)A	4.79	4.44	4.19	3.93	3.54
Net realized and unrealized gain (loss)	(17.13)	44.21	19.97	(1.43)	21.50
Total from investment operations	(12.34)	48.65	24.16	2.50	25.04
Distributions from net investment income	(5.01)B	(4.34)	(3.07)	(4.03)	(3.14)
Distributions from net realized gain	(1.31)B	(.78)	(.22)	(.13)	(.18)
Total distributions	(6.32)	(5.12)	(3.28)C	(4.17)D	(3.32)
Net asset value, end of period	$251.57	$270.23	$226.70	$205.82	$207.49
Total ReturnE,F	(4.59)%	21.59%	11.75%	1.24%	13.46%
Ratios to Average Net AssetsG,H
Expenses before reductions	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.72%	1.79%	1.97%	1.88%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$89,704	$92,965	$77,697	$64,618	$64,442
Portfolio turnover rateI	5%	5%	6%	9%	3%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $3.28 per share is comprised of distributions from net investment income of $3.068 and distributions from net realized gain of $.216 per share.

 D Total distributions of $4.17 per share is comprised of distributions from net investment income of $4.033 and distributions from net realized gain of $.133 per share.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Index 500 Portfolio Service Class 2

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$267.78	$224.72	$204.25	$206.02	$184.56
Income from Investment Operations
Net investment income (loss)A	4.34	4.04	3.88	3.59	3.23
Net realized and unrealized gain (loss)	(16.96)	43.79	19.76	(1.42)	21.34
Total from investment operations	(12.62)	47.83	23.64	2.17	24.57
Distributions from net investment income	(4.34)B	(3.99)	(2.95)	(3.80)	(2.92)
Distributions from net realized gain	(1.31)B	(.78)	(.22)	(.13)	(.18)
Total distributions	(5.65)	(4.77)	(3.17)	(3.94)C	(3.11)D
Net asset value, end of period	$249.51	$267.78	$224.72	$204.25	$206.02
Total ReturnE,F	(4.73)%	21.41%	11.58%	1.08%	13.29%
Ratios to Average Net AssetsG,H
Expenses before reductions	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.57%	1.64%	1.82%	1.73%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$1,016,922	$1,502,688	$1,215,228	$575,158	$466,026
Portfolio turnover rateI	5%	5%	6%	9%	3%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $3.94 per share is comprised of distributions from net investment income of $3.804 and distributions from net realized gain of $.133 per share.

 D Total distributions of $3.11 per share is comprised of distributions from net investment income of $2.923 and distributions from net realized gain of $.184 per share.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2018

1. Organization.

VIP Index 500 Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $42,814 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, deferred trustees compensation and losses deferred due to wash sales and certain deemed distributions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,617,864,845
Gross unrealized depreciation	(271,359,598)
Net unrealized appreciation (depreciation)	$3,346,505,247
Tax Cost	$3,563,582,162

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$36,208,821
Undistributed long-term capital gain	$88,708,473
Net unrealized appreciation (depreciation) on securities and other investments	$3,346,505,247

The tax character of distributions paid was as follows:

	December 31, 2018	December 31, 2017
Ordinary Income	$148,245,321	$ 127,563,087
Long-term Capital Gains	26,763,772	19,367,326
Total	$175,009,093	$ 146,930,413

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $407,711,783 and $754,012,995, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .045% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that total expenses do not exceed an annual rate of .10% of each class' average net assets, excluding the distribution and service fee for each applicable class, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$96,736
Service Class 2	3,732,990
$3,829,726

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for each class. FIIOC receives asset-based fees of .07% of each class's average net assets for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements. Under the expense contract, each class pays a portion of the transfer agent fees equal to an annual rate of .055% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$3,459,539
Service Class	53,205
Service Class 2	821,258
$4,334,002

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$28,440,083	2.45%	$46,476

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $21,248 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $221,304. During the period, there were no securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $14,037,750. The weighted average interest rate was 2.70%. The interest expense amounted to $4,211 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $4,261.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2018	Year ended December 31, 2017
Distributions to shareholders
Initial Class	$146,828,196	$–
Service Class	2,204,592	–
Service Class 2	25,976,305	–
Total	$175,009,093	$–
From net investment income
Initial Class	$–	$101,596,891
Service Class	–	1,476,833
Service Class 2	–	22,044,815
Total	$–	$125,118,539
From net realized gain
Initial Class	$–	$17,306,529
Service Class	–	265,442
Service Class 2	–	4,239,903
Total	$–	$21,811,874

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2018	Year ended December 31, 2017
Initial Class
Shares sold	2,237,184	2,523,522	$616,855,660	$627,402,721
Reinvestment of distributions	574,264	461,364	146,828,196	118,903,420
Shares redeemed	(2,799,244)	(2,332,221)	(772,493,556)	(589,015,454)
Net increase (decrease)	12,204	652,665	$(8,809,700)	$157,290,687
Service Class
Shares sold	33,610	51,053	$9,342,521	$12,677,416
Reinvestment of distributions	8,652	6,789	2,204,592	1,742,275
Shares redeemed	(29,706)	(56,550)	(8,241,258)	(13,888,179)
Net increase (decrease)	12,556	1,292	$3,305,855	$531,512
Service Class 2
Shares sold	667,272	495,272	$183,031,179	$121,131,652
Reinvestment of distributions	102,379	103,412	25,976,305	26,284,718
Shares redeemed	(2,305,703)	(394,781)	(621,828,786)	(97,466,552)
Net increase (decrease)	(1,536,052)	203,903	$(412,821,302)	$49,949,818

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 40% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund II and Shareholders of VIP Index 500 Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of VIP Index 500 Portfolio (the "Fund"), a fund of Variable Insurance Products Fund II, including the schedule of investments, as of December 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 11, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael Wiley, each of the Trustees oversees 283 funds. Mr. Wiley oversees 192 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 to December 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During Period-B July 1, 2018 to December 31, 2018
Initial Class	.10%
Actual		$1,000.00	$931.00	$.49
Hypothetical-C		$1,000.00	$1,024.70	$.51
Service Class	.20%
Actual		$1,000.00	$930.50	$.97
Hypothetical-C		$1,000.00	$1,024.20	$1.02
Service Class 2.35%
Actual		$1,000.00	$929.90	$1.70
Hypothetical-C		$1,000.00	$1,023.44	$1.79

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of VIP Index 500 Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
VIP Index 500 Portfolio
Initial Class	02/08/19	02/08/19	$1.356	$3.273
Service Class	02/08/19	02/08/19	$1.314	$3.273
Service Class 2	02/08/19	02/08/19	$1.234	$3.273

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2018, $88,702,812, or, if subsequently determined to be different, the net capital gain of such year.

Initial Class designates 68% and 100%; Service Class designates 72% and 100%; and Service Class 2 designates 77% and 100%; of the dividends distributed in February and December, respectively, during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Board Approval of Investment Advisory Contracts

VIP Index 500 Portfolio

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreement with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

VIPIDX-ANN-0219
1.540028.121

Fidelity® Variable Insurance Products: Contrafund® Portfolio Annual Report December 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2018	Past 1 year	Past 5 years	Past 10 years
Initial Class	(6.38)%	6.79%	12.65%
Service Class	(6.49)%	6.68%	12.54%
Service Class 2	(6.64)%	6.52%	12.37%
Investor Class	(6.49)%	6.70%	12.56%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Contrafund℠ Portfolio - Initial Class on December 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$32,914	VIP Contrafund℠ Portfolio - Initial Class
$34,303	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  A gain for the 10th consecutive year proved elusive for U.S. stocks in 2018, with resurgent volatility upsetting the aging bull market. The S&P 500® index returned -4.38% for the year after reversing course (-14%) in the fourth quarter. The retreat was in sharp contrast to the benchmark’s steady climb from May into September, when it achieved a record close. As the fourth quarter began, rising U.S. Treasury yields and concern about peaking corporate earnings growth sent many investors fleeing from risk assets as they were still dealing with lingering uncertainty related to global trade and the U.S. Federal Reserve picking up the pace of interest rate hikes. The index returned -6.84% in October, at the time its largest monthly drop in seven years. But things got worse in December, as jitters about the economy and another hike in rates led to a spike in volatility and a -9% result for the month. For the full period, some economically sensitive sectors were at the bottom of the 12-month performance scale: energy (-18%), materials (-15%) and industrials (-13%) fared worst, followed by financials (-13%) and consumer staples (-9%). Meanwhile, communication services, which includes dividend-rich telecom stocks, returned about -7%. In contrast, the defensive health care sector gained roughly 6%. Information technology and consumer discretionary were rattled in the late-year downturn, but earlier strength resulted in advances of 3% and 2%, respectively. Utilities (+4%) and real estate (-2%) also topped the broader market.

Comments from Co-Portfolio Managers William Danoff and Jean Park:  For the fiscal year, the fund's share classes returned roughly -6%, lagging the benchmark S&P 500® index. After taking over in May, we replaced about 55% of the portfolio with our best ideas. Although the fund's investment objective did not change, the fund is no longer managed in a sector-neutral fashion. For the full 12 months, the fund's underperformance of the benchmark was due to a combination of industry positioning and security selection. Our picks were weakest in the communication services sector, especially the media & entertainment industry, which included the fund's two largest individual relative detractors: an overweighting in social-media firm Facebook and untimely positioning in video-streaming service provider Netflix. Facebook (-25%) confronted some stiff headwinds this year as regulators and legislators investigated the use of false Facebook accounts by Russians in 2016, and the sharing of user data by a third-party application without the permission of the users in 2015. Netflix was an underweighting until May, and therefore the fund missed out as the stock gained. We added considerably to the position, making Netflix a sizable year-end holding. This higher allocation also detracted because the shares struggled in the second half of 2018. Conversely, relative performance benefited from our picks and an overweighting in the software & services industry within the information technology sector. Here, the fund's top contributor versus the benchmark was cloud-computing enterprise software provider Salesforce.com (+35%), a sizable year-end holding after we added to it since May.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On May 1, 2018, Will Danoff and Jean Park assumed co-management responsibilities for the fund, succeeding Robert Stansky and the Large Cap Stock Selector team.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2018

% of fund's net assets
Microsoft Corp.	5.6
Amazon.com, Inc.	4.8
UnitedHealth Group, Inc.	4.6
Alphabet, Inc. Class C	4.5
Salesforce.com, Inc.	3.8
JPMorgan Chase & Co.	3.3
Facebook, Inc. Class A	3.1
Berkshire Hathaway, Inc. Class B	3.0
Bank of America Corp.	2.2
Netflix, Inc.	2.2
37.1

Top Market Sectors as of December 31, 2018

% of fund's net assets
Information Technology	25.2
Health Care	19.7
Financials	14.7
Communication Services	11.8
Consumer Discretionary	9.5
Industrials	5.7
Energy	4.7
Consumer Staples	3.8
Materials	1.3
Utilities	0.9

Asset Allocation (% of fund's net assets)

As of December 31, 2018*
Stocks	97.8%
Short-Term Investments and Net Other Assets (Liabilities)	2.2%

 * Foreign investments - 4.0%

Schedule of Investments December 31, 2018

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
COMMUNICATION SERVICES - 11.8%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	174,400	$9,804,768
Entertainment - 3.1%
Activision Blizzard, Inc.	446,700	20,802,819
Electronic Arts, Inc. (a)	637,000	50,265,670
Live Nation Entertainment, Inc. (a)	37,600	1,851,800
Netflix, Inc. (a)	1,298,500	347,556,510
Spotify Technology SA (a)	6,600	749,100
Take-Two Interactive Software, Inc. (a)	440,000	45,293,600
The Walt Disney Co.	241,100	26,436,615
Weinstein Co. Holdings LLC Class A-1 (a)(b)(c)	11,499	0
		492,956,114
Interactive Media & Services - 8.0%
Alphabet, Inc.:
Class A (a)	65,700	68,653,872
Class C (a)	692,633	717,297,661
Facebook, Inc. Class A (a)	3,760,100	492,911,509
TripAdvisor, Inc. (a)	65,000	3,506,100
Twitter, Inc. (a)	30,400	873,696
		1,283,242,838
Media - 0.3%
Comcast Corp. Class A	1,002,753	34,143,740
Discovery Communications, Inc. Class A (a)	226,000	5,591,240
		39,734,980
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	834,400	53,076,184

TOTAL COMMUNICATION SERVICES		1,878,814,884

CONSUMER DISCRETIONARY - 9.5%
Auto Components - 0.1%
Aptiv PLC	186,029	11,453,806
Automobiles - 0.0%
Tesla, Inc. (a)	21,700	7,221,760
Hotels, Restaurants & Leisure - 1.1%
Chipotle Mexican Grill, Inc. (a)	4,600	1,986,234
Darden Restaurants, Inc.	66,900	6,680,634
Domino's Pizza, Inc.	304,151	75,426,406
Marriott International, Inc. Class A	27,300	2,963,688
McDonald's Corp.	391,300	69,483,141
Planet Fitness, Inc. (a)	18,900	1,013,418
Wyndham Destinations, Inc.	452,030	16,200,755
		173,754,276
Internet & Direct Marketing Retail - 5.2%
Amazon.com, Inc. (a)	507,500	762,249,775
The Booking Holdings, Inc. (a)	39,500	68,035,590
		830,285,365
Multiline Retail - 0.0%
Dollar General Corp.	54,700	5,911,976
Dollar Tree, Inc. (a)	21,000	1,896,720
		7,808,696
Specialty Retail - 2.6%
AutoZone, Inc. (a)	1,100	922,174
Burlington Stores, Inc. (a)	65,500	10,654,885
Home Depot, Inc.	958,200	164,637,924
John David Group PLC	199,400	886,493
Lowe's Companies, Inc.	833,500	76,982,060
O'Reilly Automotive, Inc. (a)	31,700	10,915,261
Ross Stores, Inc.	96,000	7,987,200
TJX Companies, Inc.	2,652,600	118,677,324
Urban Outfitters, Inc. (a)	570,200	18,930,640
		410,593,961
Textiles, Apparel & Luxury Goods - 0.5%
adidas AG	207,049	43,270,094
Allbirds, Inc. (b)(c)	26,168	1,434,943
Deckers Outdoor Corp. (a)	8,000	1,023,600
NIKE, Inc. Class B	98,200	7,280,548
VF Corp.	326,900	23,321,046
		76,330,231

TOTAL CONSUMER DISCRETIONARY		1,517,448,095

CONSUMER STAPLES - 3.8%
Beverages - 0.8%
Boston Beer Co., Inc. Class A (a)	3,700	891,108
Brown-Forman Corp. Class B (non-vtg.)	169,900	8,083,842
Diageo PLC	27,500	982,696
Keurig Dr. Pepper, Inc.	729,100	18,694,124
PepsiCo, Inc.	730,000	80,650,400
The Coca-Cola Co.	389,900	18,461,765
		127,763,935
Food & Staples Retailing - 1.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	19,500	970,001
Costco Wholesale Corp.	656,800	133,796,728
Walmart, Inc.	1,059,300	98,673,795
		233,440,524
Food Products - 0.2%
The Hershey Co.	276,505	29,635,806
The Simply Good Foods Co. (a)	62,900	1,188,810
		30,824,616
Household Products - 0.3%
Clorox Co.	129,000	19,884,060
Procter & Gamble Co.	236,800	21,766,656
		41,650,716
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	894,900	116,426,490
L'Oreal SA	4,500	1,029,710
		117,456,200
Tobacco - 0.3%
Philip Morris International, Inc.	857,800	57,266,728

TOTAL CONSUMER STAPLES		608,402,719

ENERGY - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
BP PLC	4,098,086	25,906,823
Centennial Resource Development, Inc. Class A (a)	835,500	9,207,210
Concho Resources, Inc. (a)	452,200	46,481,638
ConocoPhillips Co.	2,126,627	132,595,193
Continental Resources, Inc. (a)	498,200	20,022,658
Diamondback Energy, Inc.	600,600	55,675,620
EOG Resources, Inc.	982,000	85,640,220
Hess Corp.	2,634,400	106,693,200
Magnolia Oil & Gas Corp.	871,000	9,763,910
Marathon Petroleum Corp.	653,049	38,536,421
Phillips 66 Co.	704,839	60,721,880
Reliance Industries Ltd.	6,400,681	103,158,884
Valero Energy Corp.	670,555	50,271,508
		744,675,165
FINANCIALS - 14.7%
Banks - 5.6%
Banco do Brasil SA	92,700	1,111,946
Bank of America Corp.	14,294,282	352,211,108
Citigroup, Inc.	122,000	6,351,320
HDFC Bank Ltd. sponsored ADR	55,400	5,738,886
JPMorgan Chase & Co.	5,302,900	517,669,098
U.S. Bancorp	120,300	5,497,710
		888,580,068
Capital Markets - 3.2%
Bank of New York Mellon Corp.	3,484,752	164,027,277
Charles Schwab Corp.	2,271,300	94,327,089
CME Group, Inc.	467,700	87,983,724
E*TRADE Financial Corp.	495,800	21,755,704
IntercontinentalExchange, Inc.	34,100	2,568,753
Morgan Stanley	495,500	19,646,575
MSCI, Inc.	360,700	53,178,001
S&P Global, Inc.	430,519	73,162,399
		516,649,522
Consumer Finance - 1.6%
American Express Co.	2,380,000	226,861,600
Synchrony Financial	846,900	19,868,274
		246,729,874
Diversified Financial Services - 3.0%
Berkshire Hathaway, Inc. Class B (a)	2,360,200	481,905,636
Insurance - 1.3%
Admiral Group PLC	94,260	2,459,344
AFLAC, Inc.	1,800,000	82,008,000
Allstate Corp.	748,320	61,833,682
Hiscox Ltd.	165,200	3,413,241
Progressive Corp.	966,200	58,290,846
		208,005,113

TOTAL FINANCIALS		2,341,870,213

HEALTH CARE - 19.7%
Biotechnology - 2.5%
AbbVie, Inc.	855,000	78,822,450
Acceleron Pharma, Inc. (a)	64,300	2,800,265
Alexion Pharmaceuticals, Inc. (a)	79,700	7,759,592
Allogene Therapeutics, Inc. (d)	135,600	3,651,708
Amgen, Inc.	609,100	118,573,497
bluebird bio, Inc. (a)	13,600	1,349,120
Celgene Corp. (a)	43,100	2,762,279
Exact Sciences Corp. (a)	71,400	4,505,340
FibroGen, Inc. (a)	10,488	485,385
Genmab A/S (a)	7,300	1,195,849
Gilead Sciences, Inc.	983,000	61,486,650
Heron Therapeutics, Inc. (a)	51,275	1,330,074
Neurocrine Biosciences, Inc. (a)	121,000	8,640,610
Regeneron Pharmaceuticals, Inc. (a)	53,900	20,131,650
Vertex Pharmaceuticals, Inc. (a)	470,530	77,971,526
		391,465,995
Health Care Equipment & Supplies - 6.3%
Abbott Laboratories	1,518,600	109,840,338
Baxter International, Inc.	1,816,800	119,581,776
Becton, Dickinson & Co.	477,300	107,545,236
Boston Scientific Corp. (a)	3,211,049	113,478,472
Danaher Corp.	1,407,000	145,089,840
DexCom, Inc. (a)	79,100	9,476,180
Edwards Lifesciences Corp. (a)	1,078,700	165,224,479
Intuitive Surgical, Inc. (a)	335,400	160,629,768
ResMed, Inc.	653,800	74,448,206
Sonova Holding AG Class B	35,800	5,849,507
		1,011,163,802
Health Care Providers & Services - 7.8%
AmerisourceBergen Corp.	91,916	6,838,550
Anthem, Inc.	350,300	91,999,289
Cigna Corp.	626,917	119,064,077
Elanco Animal Health, Inc.	204,900	6,460,497
HealthEquity, Inc. (a)	654,443	39,037,525
Humana, Inc.	727,400	208,385,552
Molina Healthcare, Inc. (a)	37,600	4,369,872
National Vision Holdings, Inc. (a)	349,500	9,845,415
UnitedHealth Group, Inc.	2,923,800	728,377,056
Wellcare Health Plans, Inc. (a)	156,900	37,042,521
		1,251,420,354
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A (a)	155,900	13,924,988
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	40,900	2,759,114
Illumina, Inc. (a)	42,900	12,866,997
IQVIA Holdings, Inc. (a)	148,010	17,194,322
Mettler-Toledo International, Inc. (a)	42,800	24,206,824
PRA Health Sciences, Inc. (a)	699,000	64,280,040
Thermo Fisher Scientific, Inc.	271,600	60,781,364
		182,088,661
Pharmaceuticals - 1.9%
AstraZeneca PLC sponsored ADR	896,800	34,060,464
Eli Lilly & Co.	380,100	43,985,172
Idorsia Ltd. (a)	220,100	3,632,131
Johnson & Johnson	619,900	79,998,095
Merck & Co., Inc.	105,200	8,038,332
Novartis AG sponsored ADR	210,800	18,088,748
Roche Holding AG (participation certificate)	163,400	40,565,498
Supernus Pharmaceuticals, Inc. (a)	54,297	1,803,746
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,148,800	17,714,496
Zoetis, Inc. Class A	553,500	47,346,390
		295,233,072

TOTAL HEALTH CARE		3,145,296,872

INDUSTRIALS - 5.7%
Aerospace & Defense - 1.7%
Huntington Ingalls Industries, Inc.	311,000	59,186,410
Northrop Grumman Corp.	193,965	47,502,029
Raytheon Co.	317,510	48,690,159
The Boeing Co.	220,900	71,240,250
TransDigm Group, Inc. (a)	155,600	52,913,336
		279,532,184
Air Freight & Logistics - 0.0%
C.H. Robinson Worldwide, Inc.	94,300	7,929,687
Airlines - 0.0%
Delta Air Lines, Inc.	86,300	4,306,370
Building Products - 0.2%
Toto Ltd.	715,500	24,749,279
Commercial Services & Supplies - 0.4%
Cintas Corp.	15,800	2,654,242
Copart, Inc. (a)	450,000	21,501,000
KAR Auction Services, Inc.	770,000	36,744,400
Waste Connection, Inc. (United States)	25,600	1,900,800
Waste Management, Inc.	22,900	2,037,871
		64,838,313
Electrical Equipment - 1.1%
AMETEK, Inc.	180,600	12,226,620
Fortive Corp.	2,386,368	161,461,659
		173,688,279
Industrial Conglomerates - 0.2%
3M Co.	131,468	25,049,913
General Electric Co.	1,854,017	14,034,909
		39,084,822
Machinery - 0.1%
Deere & Co.	41,200	6,145,804
Rexnord Corp. (a)	105,000	2,409,750
		8,555,554
Professional Services - 0.6%
FTI Consulting, Inc. (a)	447,800	29,841,392
IHS Markit Ltd. (a)	609,300	29,228,121
TransUnion Holding Co., Inc.	605,000	34,364,000
		93,433,513
Road & Rail - 1.1%
CSX Corp.	1,557,097	96,742,437
Norfolk Southern Corp.	351,000	52,488,540
Union Pacific Corp.	136,900	18,923,687
		168,154,664
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	171,200	48,340,032

TOTAL INDUSTRIALS		912,612,697

INFORMATION TECHNOLOGY - 25.1%
Communications Equipment - 0.1%
Motorola Solutions, Inc.	50,100	5,763,504
Telefonaktiebolaget LM Ericsson (B Shares)	238,200	2,108,538
		7,872,042
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A	1,808,083	146,490,885
CDW Corp.	28,100	2,277,505
Dolby Laboratories, Inc. Class A	306,600	18,960,144
Zebra Technologies Corp. Class A (a)	83,443	13,286,629
		181,015,163
Internet Software & Services - 0.0%
CarGurus, Inc. Class A (a)	95,600	3,224,588
IT Services - 5.8%
Accenture PLC Class A	2,400	338,424
Adyen BV (e)	19,747	10,748,066
Alliance Data Systems Corp.	113,000	16,959,040
Global Payments, Inc.	486,100	50,131,493
MasterCard, Inc. Class A	1,021,700	192,743,705
MongoDB, Inc. Class A (a)(d)	511,100	42,799,514
Netcompany Group A/S (e)	856	28,899
Okta, Inc. (a)	1,497,100	95,514,980
PayPal Holdings, Inc. (a)	2,151,100	180,885,999
Square, Inc. (a)	946,900	53,111,621
VeriSign, Inc. (a)	68,817	10,204,873
Visa, Inc. Class A	2,055,300	271,176,282
Worldpay, Inc. (a)	54,700	4,180,721
		928,823,617
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Micro Devices, Inc. (a)	1,342,200	24,777,012
Intel Corp.	2,110,000	99,022,300
Lam Research Corp.	319,800	43,547,166
Marvell Technology Group Ltd.	189,800	3,072,862
NVIDIA Corp.	535,100	71,435,850
ON Semiconductor Corp. (a)	1,328,914	21,940,370
Texas Instruments, Inc.	536,000	50,652,000
Xilinx, Inc.	157,300	13,397,241
		327,844,801
Software - 14.1%
Adobe, Inc. (a)	1,011,100	228,751,264
Atlassian Corp. PLC (a)	1,018,300	90,608,334
Check Point Software Technologies Ltd. (a)	229,200	23,527,380
Citrix Systems, Inc.	770,000	78,894,200
Coupa Software, Inc. (a)	523,800	32,926,068
DocuSign, Inc.	46,800	1,875,744
Dropbox, Inc. Class A (a)	94,700	1,934,721
Intuit, Inc.	240,600	47,362,110
Microsoft Corp.	8,844,200	898,305,393
New Relic, Inc. (a)	266,856	21,607,330
Parametric Technology Corp. (a)	322,700	26,751,830
Paycom Software, Inc. (a)	48,600	5,951,070
RingCentral, Inc. (a)	822,016	67,766,999
Salesforce.com, Inc. (a)	4,403,126	603,096,168
SS&C Technologies Holdings, Inc.	89,400	4,032,834
Tableau Software, Inc. (a)	78,025	9,363,000
Ultimate Software Group, Inc. (a)	176,100	43,121,607
Workday, Inc. Class A (a)	356,400	56,909,952
		2,242,786,004
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	1,935,000	305,226,900

TOTAL INFORMATION TECHNOLOGY		3,996,793,115

MATERIALS - 1.3%
Chemicals - 0.5%
Air Products & Chemicals, Inc.	66,100	10,579,305
DowDuPont, Inc.	55,400	2,962,792
Sherwin-Williams Co.	115,100	45,287,246
Westlake Chemical Corp.	237,105	15,689,238
		74,518,581
Metals & Mining - 0.8%
Barrick Gold Corp.	302,100	4,078,306
Franco-Nevada Corp.	670,100	46,988,480
Kirkland Lake Gold Ltd.	2,681,564	69,926,515
Livent Corp.	27,300	376,740
Randgold Resources Ltd. sponsored ADR	128,200	10,950,472
		132,320,513

TOTAL MATERIALS		206,839,094

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.	503,018	79,572,417
AvalonBay Communities, Inc.	21,800	3,794,290
Equity Residential (SBI)	58,600	3,868,186
		87,234,893
UTILITIES - 0.9%
Electric Utilities - 0.7%
NextEra Energy, Inc.	644,300	111,992,226
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	763,300	30,226,680
The AES Corp.	147,866	2,138,142
		32,364,822

TOTAL UTILITIES		144,357,048

TOTAL COMMON STOCKS
(Cost $13,965,409,393)		15,584,344,795

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (b)(c)	10,328	566,344
Series B (b)(c)	1,814	99,472
Series C (b)(c)	17,341	950,908
		1,616,724
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Lyft, Inc. Series I (b)(c)	124,361	5,888,978

TOTAL CONVERTIBLE PREFERRED STOCKS		7,505,702

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (b)(c)	5,549	304,284
FINANCIALS - 0.0%
Banks - 0.0%
Itau Unibanco Holding SA sponsored ADR	110,850	1,013,169
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares)	8,758,400	11,163

TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,328,616

TOTAL PREFERRED STOCKS
(Cost $8,854,070)		8,834,318

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 2.42% (f)	334,641,393	334,708,322
Fidelity Securities Lending Cash Central Fund 2.41% (f)(g)	40,072,591	40,076,598
TOTAL MONEY MARKET FUNDS
(Cost $374,780,011)		374,784,920
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $14,349,043,474)		15,967,964,033
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(20,213,154)
NET ASSETS - 100%		$15,947,750,879

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,244,929 or 0.1% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,776,965 or 0.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Allbirds, Inc.	10/9/18	$1,434,943
Allbirds, Inc.	10/9/18	$304,284
Allbirds, Inc. Series A	10/9/18	$566,344
Allbirds, Inc. Series B	10/9/18	$99,472
Allbirds, Inc. Series C	10/9/18	$950,908
Lyft, Inc. Series I	6/27/18	$5,888,978
Weinstein Co. Holdings LLC Class A-1	10/19/05	$11,499,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,631,406
Fidelity Securities Lending Cash Central Fund	463,697
Total	$4,095,103

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Sunrun, Inc.	$36,492,810	$534,513	$56,822,860	$--	$16,548,236	$3,247,301	$--
Total	$36,492,810	$534,513	$56,822,860	$--	$16,548,236	$3,247,301	$--

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,878,814,884	$1,878,814,884	$--	$0
Consumer Discretionary	1,519,369,103	1,516,013,152	--	3,355,951
Consumer Staples	608,402,719	606,390,313	2,012,406	--
Energy	744,675,165	718,768,342	25,906,823	--
Financials	2,342,883,382	2,342,883,382	--	--
Health Care	3,145,296,872	3,104,731,374	40,565,498	--
Industrials	912,623,860	887,874,581	24,749,279	--
Information Technology	4,002,682,093	3,994,684,577	2,108,538	5,888,978
Materials	206,839,094	206,839,094	--	--
Real Estate	87,234,893	87,234,893	--	--
Utilities	144,357,048	144,357,048	--	--
Money Market Funds	374,784,920	374,784,920	--	--
Total Investments in Securities:	$15,967,964,033	$15,863,376,560	$95,342,544	$9,244,929

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2018
Assets
Investment in securities, at value (including securities loaned of $40,777,942) — See accompanying schedule: Unaffiliated issuers (cost $13,974,263,463)	$15,593,179,113
Fidelity Central Funds (cost $374,780,011)	374,784,920
Total Investment in Securities (cost $14,349,043,474)		$15,967,964,033
Cash		899,034
Receivable for investments sold		16,027,567
Receivable for fund shares sold		18,018,045
Dividends receivable		7,584,695
Distributions receivable from Fidelity Central Funds		570,659
Prepaid expenses		27,805
Other receivables		1,260,395
Total assets		16,012,352,233
Liabilities
Payable to custodian bank	$699,039
Payable for investments purchased	5,046,114
Payable for fund shares redeemed	7,487,554
Accrued management fee	7,323,606
Distribution and service plan fees payable	1,592,673
Other affiliated payables	1,105,663
Other payables and accrued expenses	1,270,008
Collateral on securities loaned	40,076,697
Total liabilities		64,601,354
Net Assets		$15,947,750,879
Net Assets consist of:
Paid in capital		$12,301,720,103
Total distributable earnings (loss)		3,646,030,776
Net Assets		$15,947,750,879
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($6,240,294,977 ÷ 194,235,088 shares)		$32.13
Service Class:
Net Asset Value, offering price and redemption price per share ($1,324,858,566 ÷ 41,440,135 shares)		$31.97
Service Class 2:
Net Asset Value, offering price and redemption price per share ($6,979,730,784 ÷ 222,892,100 shares)		$31.31
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,402,866,552 ÷ 43,930,060 shares)		$31.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2018
Investment Income
Dividends		$237,077,878
Interest		46,059
Income from Fidelity Central Funds		4,095,103
Total income		241,219,040
Expenses
Management fee	$104,333,295
Transfer agent fees	13,745,980
Distribution and service plan fees	23,631,320
Accounting and security lending fees	1,675,682
Custodian fees and expenses	340,659
Independent trustees' fees and expenses	105,370
Audit	79,797
Legal	46,340
Interest	711
Miscellaneous	136,878
Total expenses before reductions	144,096,032
Expense reductions	(1,898,820)
Total expenses after reductions		142,197,212
Net investment income (loss)		99,021,828
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,276,687,409
Fidelity Central Funds	29,011
Other affiliated issuers	16,548,236
Foreign currency transactions	(76,130)
Futures contracts	7,403,924
Total net realized gain (loss)		2,300,592,450
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(3,412,617,319)
Fidelity Central Funds	(24,879)
Other affiliated issuers	3,247,301
Assets and liabilities in foreign currencies	(55,312)
Futures contracts	(1,594,818)
Total change in net unrealized appreciation (depreciation)		(3,411,045,027)
Net gain (loss)		(1,110,452,577)
Net increase (decrease) in net assets resulting from operations		$(1,011,430,749)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2018	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$99,021,828	$162,372,755
Net realized gain (loss)	2,300,592,450	2,021,853,086
Change in net unrealized appreciation (depreciation)	(3,411,045,027)	1,550,478,115
Net increase (decrease) in net assets resulting from operations	(1,011,430,749)	3,734,703,956
Distributions to shareholders	(1,830,022,548)	–
Distributions to shareholders from net investment income	–	(167,795,221)
Distributions to shareholders from net realized gain	–	(1,017,638,614)
Total distributions	(1,830,022,548)	(1,185,433,835)
Share transactions - net increase (decrease)	(1,199,312,259)	(417,890,496)
Total increase (decrease) in net assets	(4,040,765,556)	2,131,379,625
Net Assets
Beginning of period	19,988,516,435	17,857,136,810
End of period	$15,947,750,879	$19,988,516,435
Other Information
Undistributed net investment income end of period		$29,159,381

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Contrafund Portfolio Initial Class

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$37.94	$33.18	$33.91	$37.36	$34.35
Income from Investment Operations
Net investment income (loss)A	.23	.35	.33	.35	.36
Net realized and unrealized gain (loss)	(2.50)	6.69	1.85	(.14)	3.76
Total from investment operations	(2.27)	7.04	2.18	.21	4.12
Distributions from net investment income	(.26)	(.36)	(.26)	(.37)	(.36)
Distributions from net realized gain	(3.28)	(1.91)	(2.65)	(3.30)	(.75)
Total distributions	(3.54)	(2.28)B	(2.91)	(3.66)C	(1.11)
Redemption fees added to paid in capitalA	–	–	–	–	–D
Net asset value, end of period	$32.13	$37.94	$33.18	$33.91	$37.36
Total ReturnE,F	(6.38)%	21.88%	8.04%	.64%	11.94%
Ratios to Average Net AssetsG,H
Expenses before reductions	.62%	.62%	.63%	.63%	.63%
Expenses net of fee waivers, if any	.62%	.62%	.63%	.63%	.63%
Expenses net of all reductions	.61%	.62%	.62%	.62%	.63%
Net investment income (loss)	.64%	.98%	1.04%	1.01%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$6,240,295	$7,609,925	$6,962,430	$7,436,130	$8,005,930
Portfolio turnover rateI	111%J	70%	62%	80%	74%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.28 per share is comprised of distributions from net investment income of $.364 and distributions from net realized gain of $1.911 per share.

 C Total distributions of $3.66 per share is comprised of distributions from net investment income of $.369 and distributions from net realized gain of $3.295 per share.

 D Amount represents less than $.005 per share.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio Service Class

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$37.77	$33.04	$33.79	$37.23	$34.24
Income from Investment Operations
Net investment income (loss)A	.19	.31	.29	.32	.33
Net realized and unrealized gain (loss)	(2.48)	6.66	1.84	(.13)	3.73
Total from investment operations	(2.29)	6.97	2.13	.19	4.06
Distributions from net investment income	(.22)	(.33)	(.23)	(.33)	(.32)
Distributions from net realized gain	(3.28)	(1.91)	(2.65)	(3.30)	(.75)
Total distributions	(3.51)B	(2.24)	(2.88)	(3.63)	(1.07)
Redemption fees added to paid in capitalA	–	–	–	–	–C
Net asset value, end of period	$31.97	$37.77	$33.04	$33.79	$37.23
Total ReturnD,E	(6.49)%	21.76%	7.91%	.56%	11.82%
Ratios to Average Net AssetsF,G
Expenses before reductions	.72%	.72%	.73%	.73%	.73%
Expenses net of fee waivers, if any	.72%	.72%	.73%	.73%	.73%
Expenses net of all reductions	.71%	.72%	.72%	.72%	.73%
Net investment income (loss)	.54%	.88%	.94%	.91%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$1,324,859	$1,569,798	$1,428,793	$1,546,864	$1,714,615
Portfolio turnover rateH	111%I	70%	62%	80%	74%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $3.51 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $3.282 per share.

 C Amount represents less than $.005 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio Service Class 2

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$37.05	$32.45	$33.25	$36.70	$33.77
Income from Investment Operations
Net investment income (loss)A	.14	.25	.24	.26	.27
Net realized and unrealized gain (loss)	(2.44)	6.54	1.80	(.14)	3.68
Total from investment operations	(2.30)	6.79	2.04	.12	3.95
Distributions from net investment income	(.16)	(.28)	(.20)	(.28)	(.27)
Distributions from net realized gain	(3.28)	(1.91)	(2.65)	(3.30)	(.75)
Total distributions	(3.44)	(2.19)	(2.84)B	(3.57)C	(1.02)
Redemption fees added to paid in capitalA	–	–	–	–	–D
Net asset value, end of period	$31.31	$37.05	$32.45	$33.25	$36.70
Total ReturnE,F	(6.64)%	21.59%	7.76%	.39%	11.65%
Ratios to Average Net AssetsG,H
Expenses before reductions	.87%	.87%	.88%	.88%	.88%
Expenses net of fee waivers, if any	.87%	.87%	.88%	.88%	.88%
Expenses net of all reductions	.86%	.87%	.87%	.87%	.88%
Net investment income (loss)	.39%	.73%	.79%	.76%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$6,979,731	$9,255,124	$8,138,206	$8,363,076	$8,764,266
Portfolio turnover rateI	111%J	70%	62%	80%	74%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.84 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $2.648 per share.

 C Total distributions of $3.57 per share is comprised of distributions from net investment income of $.279 and distributions from net realized gain of $3.295 per share.

 D Amount represents less than $.005 per share.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio Investor Class

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$37.74	$33.01	$33.76	$37.21	$34.22
Income from Investment Operations
Net investment income (loss)A	.20	.32	.30	.32	.33
Net realized and unrealized gain (loss)	(2.49)	6.66	1.84	(.13)	3.74
Total from investment operations	(2.29)	6.98	2.14	.19	4.07
Distributions from net investment income	(.23)	(.34)	(.24)	(.34)	(.33)
Distributions from net realized gain	(3.28)	(1.91)	(2.65)	(3.30)	(.75)
Total distributions	(3.52)B	(2.25)	(2.89)	(3.64)	(1.08)
Redemption fees added to paid in capitalA	–	–	–	–	–C
Net asset value, end of period	$31.93	$37.74	$33.01	$33.76	$37.21
Total ReturnD,E	(6.49)%	21.81%	7.95%	.56%	11.85%
Ratios to Average Net AssetsF,G
Expenses before reductions	.70%	.70%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.69%	.70%	.71%	.71%	.71%
Expenses net of all reductions	.69%	.70%	.70%	.70%	.71%
Net investment income (loss)	.56%	.90%	.95%	.93%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$1,402,867	$1,553,670	$1,327,708	$1,276,807	$1,210,592
Portfolio turnover rateH	111%I	70%	62%	80%	74%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $3.52 per share is comprised of distributions from net investment income of $.233 and distributions from net realized gain of $3.282 per share.

 C Amount represents less than $.005 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2018

1. Organization.

VIP Contrafund Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $1,119,844 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, certain deemed distributions, redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,648,927,489
Gross unrealized depreciation	(1,058,263,511)
Net unrealized appreciation (depreciation)	$1,590,663,978
Tax Cost	$14,377,300,055

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$12,765,213
Undistributed long-term capital gain	$2,043,801,790
Net unrealized appreciation (depreciation) on securities and other investments	$1,590,583,618

The tax character of distributions paid was as follows:

	December 31, 2018	December 31, 2017
Ordinary Income	$169,336,386	$ 505,184,577
Long-term Capital Gains	1,660,686,162	680,249,258
Total	$1,830,022,548	$ 1,185,433,835

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $21,015,884,097 and $23,274,854,352, respectively.

Unaffiliated Redemptions In-Kind. During the period, 21,612,787 shares of the Fund were redeemed in-kind for investments and cash with a value of $749,882,972. The net realized gain of $218,492,937 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$1,543,241
Service Class 2	22,088,079
$23,631,320

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$4,777,771
Service Class	998,133
Service Class 2	5,713,555
Investor Class	2,256,521
$13,745,980

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annual rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $657,251 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$13,083,000	1.96%	$711

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $30,617.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $54,130 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $463,697, including $86 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,691,583 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7,516.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $199,721.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2018	Year ended December 31, 2017
Distributions to shareholders
Initial Class	$698,874,927	$–
Service Class	143,784,613	–
Service Class 2	843,883,749	–
Investor Class	143,479,259	–
Total	$1,830,022,548	$–
From net investment income
Initial Class	$–	$72,522,215
Service Class	–	13,446,755
Service Class 2	–	68,183,160
Investor Class	–	13,643,091
Total	$–	$167,795,221
From net realized gain
Initial Class	$–	$387,865,841
Service Class	–	79,829,047
Service Class 2	–	472,898,767
Investor Class	–	77,044,959
Total	$–	$1,017,638,614

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2018	Year ended December 31, 2017
Initial Class
Shares sold	4,059,960	4,614,129	$145,255,809	$164,590,229
Reinvestment of distributions	20,693,857	13,138,586	698,874,927	460,388,056
Shares redeemed	(31,071,165)(a)	(27,023,436)	(1,127,211,361)(a)	(965,808,041)
Net increase (decrease)	(6,317,348)	(9,270,721)	$(283,080,625)	$(340,829,756)
Service Class
Shares sold	1,284,175	1,491,143	$46,034,436	$53,076,113
Reinvestment of distributions	4,277,001	2,676,168	143,784,613	93,275,802
Shares redeemed	(5,681,788)	(5,849,185)	(204,912,780)	(207,172,250)
Net increase (decrease)	(120,612)	(1,681,874)	$(15,093,731)	$(60,820,335)
Service Class 2
Shares sold	13,800,310	15,028,601	$480,254,082	$522,007,548
Reinvestment of distributions	25,604,080	15,821,660	843,883,749	541,081,927
Shares redeemed	(66,305,493)(a)	(31,821,656)	(2,314,846,305)(a)	(1,110,004,186)
Net increase (decrease)	(26,901,103)	(971,395)	$(990,708,474)	$(46,914,711)
Investor Class
Shares sold	2,340,125	1,548,363	$83,325,236	$54,849,925
Reinvestment of distributions	4,273,374	2,599,769	143,479,259	90,688,050
Shares redeemed	(3,855,597)	(3,193,633)	(137,233,924)	(114,863,669)
Net increase (decrease)	2,757,902	954,499	$89,570,571	$30,674,306

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 14% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owner of record of 22% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund II and Shareholders of VIP Contrafund℠ Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of VIP Contrafund Portfolio (the "Fund"), a fund of Variable Insurance Products Fund II, including the schedule of investments, as of December 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 11, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 283 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 to December 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During Period-B July 1, 2018 to December 31, 2018
Initial Class	.61%
Actual		$1,000.00	$907.00	$2.93
Hypothetical-C		$1,000.00	$1,022.13	$3.11
Service Class	.71%
Actual		$1,000.00	$906.40	$3.41
Hypothetical-C		$1,000.00	$1,021.63	$3.62
Service Class 2.86%
Actual		$1,000.00	$905.60	$4.13
Hypothetical-C		$1,000.00	$1,020.87	$4.38
Investor Class	.69%
Actual		$1,000.00	$906.30	$3.32
Hypothetical-C		$1,000.00	$1,021.73	$3.52

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of VIP Contrafund Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
VIP Contrafund Portfolio
Initial Class	02/08/19	02/08/19	$0.034	$4.109
Service Class	02/08/19	02/08/19	$0.028	$4.109
Service Class 2	02/08/19	02/08/19	$0.021	$4.109
Investor Class	02/08/19	02/08/19	$0.030	$4.109

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2018, $2,044,105,348, or, if subsequently determined to be different, the net capital gain of such year.

Initial Class designates 3% and 100%; Service Class designates 3% and 100%; Service Class 2 designates 3% and 100% and Investor Class designates 3% and 100% of the dividends distributed in February and December 2018, respectively, during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Board Approval of Investment Advisory Contracts

VIP Contrafund Portfolio

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

VIPCON-ANN-0219
1.540131.121

Fidelity® Variable Insurance Products: International Capital Appreciation Portfolio Annual Report December 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

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Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2018	Past 1 year	Past 5 years	Past 10 years
Initial Class	(12.75)%	4.20%	11.50%
Service Class	(12.85)%	4.09%	11.37%
Service Class 2	(12.98)%	3.93%	11.22%
Investor Class	(12.80)%	4.12%	11.40%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP International Capital Appreciation Portfolio - Initial Class on December 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) ex USA Index performed over the same period.

Period Ending Values
$29,694	VIP International Capital Appreciation Portfolio - Initial Class
$19,173	MSCI ACWI (All Country World Index) ex USA Index

Management's Discussion of Fund Performance

Market Recap:  International equities returned -14.04% in 2018, according to the MSCI ACWI (All Country World Index) ex USA Index. After a strong first month of the year, markets reversed course amid a confluence of overwhelmingly negative factors – including escalating trade tension, a surging U.S. dollar, tepid economic growth in Europe, global central bank tightening, concerns about Italy’s budget stalemate with the EU, and weakness in China’s stock market. Volatility spiked as the fourth quarter began and the index lost 8% in October alone, its largest monthly drop in more than six years, and retreated again in December. For the full year, all 11 market sectors had a negative return. A handful of economically sensitive groups were among the hardest hit: consumer discretionary (-19%), financials (-16%), materials (-16%), information technology (-15%) and industrials (-15%). New-media-infused communications services returned -17%. The more defensive real estate (-11%), consumer staples (-11%), health care (-6%) and utilities (0%) sectors topped the broader market, as did energy, which returned roughly -7% on sharply declining crude-oil prices, especially late in the year. Geographically, all major regions had a double-digit decline. Resource-rich Canada (-17%) suffered most, following by continental Europe, emerging markets and the U.K., all of which returned about -14%. Asia-Pacific ex Japan (-11%) and Japan (-13%) also performed poorly.

Comments from Portfolio Manager Sammy Simnegar:  For the year, the fund’s share classes returned roughly -13%, ahead of the -14.04% result of the benchmark MSCI ACWI (All Country World Index) ex USA Index. Versus the benchmark, a sizable non-benchmark stake in the United States, along with security selection in continental Europe – especially Germany and France – lifted the fund’s relative result. Among sectors, stock selection within financials and materials contributed notably to the fund's outperformance. The portfolio's leading individual contributor was our overweighted stake in Wirecard (+36%), a Germany-based provider of online payment processing that benefited from the secular shift toward e-commerce. Additionally, out-of-index positions in Heico (+39%), a U.S. provider of aftermarket aerospace components, as well as publishing software developer Adobe Inc. (+29%), were also key contributors. Our holding in Nissan Chemical (+21%), a producer of basic and agricultural chemicals, as well as pharmaceuticals, added value too. Conversely, the fund's positioning in emerging markets worked against us, especially in China. From a sector standpoint, stock picking in consumer staples hurt most versus the benchmark. The fund’s largest relative detractor was our position in TAL Education Group (-39%), one of China’s two largest providers of K-12 after-school tutoring. In the same industry, New Oriental Education & Technology (-42%) also weighed on our relative result. Other pivotal detractors were CSPC Pharmaceutical Group, based in China, and India-headquartered PC Jeweller. All the detractors discussed, with the exception of New Oriental, were no longer held in the fund at the end of 2018.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of December 31, 2018
United States of America*	15.1%
France	10.2%
United Kingdom	9.6%
Japan	8.7%
Germany	6.0%
India	4.8%
Cayman Islands	4.6%
Canada	4.4%
Switzerland	4.2%
Other	32.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of December 31, 2018

% of fund's net assets
Stocks	99.5
Short-Term Investments and Net Other Assets (Liabilities)	0.5

Top Ten Stocks as of December 31, 2018

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	2.1
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (Taiwan, Semiconductors & Semiconductor Equipment)	1.7
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	1.7
Naspers Ltd. Class N (South Africa, Media)	1.3
AIA Group Ltd. (Hong Kong, Insurance)	1.3
Diageo PLC (United Kingdom, Beverages)	1.2
LVMH Moet Hennessy - Louis Vuitton SA (France, Textiles, Apparel & Luxury Goods)	1.2
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.2
CSL Ltd. (Australia, Biotechnology)	1.1
Keyence Corp. (Japan, Electronic Equipment & Components)	1.0
13.8

Top Market Sectors as of December 31, 2018

% of fund's net assets
Information Technology	20.1
Industrials	20.1
Financials	15.5
Consumer Discretionary	12.0
Health Care	8.9
Consumer Staples	8.2
Communication Services	4.9
Materials	5.0
Real Estate	3.1
Energy	1.0

Schedule of Investments December 31, 2018

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Australia - 1.9%
Cochlear Ltd.	1,878	$229,593
CSL Ltd.	23,290	3,042,092
realestate.com.au Ltd.	40,621	2,116,671

TOTAL AUSTRALIA		5,388,356

Bailiwick of Jersey - 0.8%
Experian PLC	96,600	2,341,770
Belgium - 0.9%
Umicore SA	60,533	2,417,739
Bermuda - 1.6%
Credicorp Ltd. (United States)	10,100	2,238,867
Hiscox Ltd.	100,600	2,078,523

TOTAL BERMUDA		4,317,390

Brazil - 0.9%
BM&F BOVESPA SA	350,100	2,421,772
Canada - 4.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	47,600	2,367,797
Canadian National Railway Co.	38,800	2,873,621
Canadian Pacific Railway Ltd.	13,900	2,466,405
Constellation Software, Inc.	3,650	2,336,353
Waste Connection, Inc. (Canada)	31,350	2,326,909

TOTAL CANADA		12,371,085

Cayman Islands - 4.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	35,230	4,828,976
Shenzhou International Group Holdings Ltd.	190,000	2,153,438
Tencent Holdings Ltd.	143,350	5,748,278

TOTAL CAYMAN ISLANDS		12,730,692

Chile - 0.8%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (b)	56,100	2,148,630
China - 3.2%
China International Travel Service Corp. Ltd. (A Shares)	227,173	1,988,197
Kweichow Moutai Co. Ltd. (A Shares)	24,742	2,122,269
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	303,000	2,675,749
Shanghai International Airport Co. Ltd. (A Shares)	270,325	1,994,868

TOTAL CHINA		8,781,083

Denmark - 1.5%
DONG Energy A/S (c)	31,500	2,106,123
DSV de Sammensluttede Vognmaend A/S	33,500	2,206,430

TOTAL DENMARK		4,312,553

France - 10.2%
Dassault Systemes SA	21,600	2,566,388
Hermes International SCA	4,207	2,336,819
Kering SA	5,650	2,664,487
L'Oreal SA	12,580	2,878,611
LVMH Moet Hennessy - Louis Vuitton SA	11,561	3,384,783
Orpea	20,900	2,136,478
Pernod Ricard SA	15,900	2,610,557
Safran SA	23,200	2,782,492
SR Teleperformance SA	13,900	2,223,259
Thales SA	18,800	2,197,090
VINCI SA	34,260	2,817,269

TOTAL FRANCE		28,598,233

Germany - 6.0%
adidas AG	12,773	2,669,363
Deutsche Wohnen AG (Bearer)	49,700	2,277,751
Infineon Technologies AG	119,400	2,390,588
Nemetschek Se	20,700	2,270,905
Symrise AG	29,700	2,194,856
Vonovia SE	51,700	2,345,125
Wirecard AG	16,600	2,525,783

TOTAL GERMANY		16,674,371

Hong Kong - 1.3%
AIA Group Ltd.	435,000	3,610,881
India - 4.8%
HDFC Bank Ltd.	65,775	2,007,912
Housing Development Finance Corp. Ltd.	95,955	2,714,863
IndusInd Bank Ltd.	87,027	2,000,608
Kotak Mahindra Bank Ltd.	109,347	1,974,910
Maruti Suzuki India Ltd.	19,120	2,051,752
Reliance Industries Ltd.	162,463	2,618,394

TOTAL INDIA		13,368,439

Indonesia - 0.8%
PT Bank Central Asia Tbk	1,230,900	2,225,549
Ireland - 2.4%
Accenture PLC Class A	15,900	2,242,059
Kerry Group PLC Class A	23,230	2,302,264
Kingspan Group PLC (Ireland)	50,400	2,158,538

TOTAL IRELAND		6,702,861

Israel - 0.8%
NICE Systems Ltd. sponsored ADR (a)	20,600	2,229,126
Italy - 2.2%
Amplifon SpA	122,487	1,971,770
Moncler SpA	67,000	2,220,819
Recordati SpA	59,500	2,064,934

TOTAL ITALY		6,257,523

Japan - 8.7%
Hoya Corp. (d)	39,900	2,405,972
Kao Corp. (d)	36,000	2,664,635
Keyence Corp.	5,808	2,935,630
Misumi Group, Inc.	100,000	2,106,677
Nidec Corp.	22,700	2,568,436
OBIC Co. Ltd. (d)	30,700	2,369,687
Recruit Holdings Co. Ltd. (d)	99,100	2,394,131
Relo Group, Inc.	91,800	2,144,098
Shiseido Co. Ltd. (d)	41,700	2,611,586
Unicharm Corp.	67,100	2,170,146

TOTAL JAPAN		24,370,998

Netherlands - 3.6%
ASML Holding NV (Netherlands)	20,700	3,242,854
Ferrari NV	22,600	2,247,077
Interxion Holding N.V. (a)	41,438	2,244,282
Wolters Kluwer NV	38,700	2,290,632

TOTAL NETHERLANDS		10,024,845

New Zealand - 0.7%
Fisher & Paykel Healthcare Corp.	236,300	2,061,859
Philippines - 0.7%
SM Prime Holdings, Inc.	2,999,800	2,045,578
South Africa - 2.9%
Capitec Bank Holdings Ltd.	27,209	2,108,525
FirstRand Ltd.	512,900	2,336,194
Naspers Ltd. Class N	18,390	3,681,980

TOTAL SOUTH AFRICA		8,126,699

Spain - 1.0%
Amadeus IT Holding SA Class A	39,330	2,741,593
Sweden - 1.7%
ASSA ABLOY AB (B Shares)	134,200	2,403,092
Hexagon AB (B Shares)	50,200	2,310,924

TOTAL SWEDEN		4,714,016

Switzerland - 4.2%
Givaudan SA	1,014	2,348,015
Partners Group Holding AG	3,554	2,155,035
Schindler Holding AG (participation certificate)	10,860	2,151,228
Sika AG	19,325	2,449,786
Temenos Group AG	20,853	2,501,342

TOTAL SWITZERLAND		11,605,406

Taiwan - 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	131,400	4,849,974
United Kingdom - 9.6%
Beazley PLC	138,142	886,542
Bunzl PLC	71,558	2,160,713
Compass Group PLC	119,801	2,519,523
Croda International PLC	37,400	2,233,341
Diageo PLC	95,996	3,430,360
Halma PLC	125,961	2,189,901
Hargreaves Lansdown PLC	90,100	2,123,419
InterContinental Hotel Group PLC	41,459	2,238,985
Intertek Group PLC	35,000	2,141,328
London Stock Exchange Group PLC	43,800	2,272,369
RELX PLC	126,409	2,602,651
Rentokil Initial PLC	481,200	2,068,174

TOTAL UNITED KINGDOM		26,867,306

United States of America - 14.6%
Adobe, Inc. (a)	9,800	2,217,152
Alphabet, Inc. Class A (a)	2,200	2,298,912
Amazon.com, Inc. (a)	1,580	2,373,113
Amphenol Corp. Class A	13,588	1,100,900
CoStar Group, Inc. (a)	6,300	2,125,242
Fiserv, Inc. (a)	28,600	2,101,814
HEICO Corp. Class A	36,500	2,299,500
IDEXX Laboratories, Inc. (a)	11,200	2,083,424
Intuitive Surgical, Inc. (a)	4,700	2,250,924
MasterCard, Inc. Class A	11,590	2,186,454
Microsoft Corp.	21,200	2,153,284
Moody's Corp.	14,900	2,086,596
ResMed, Inc.	19,400	2,209,078
S&P Global, Inc.	12,711	2,160,107
Salesforce.com, Inc. (a)	16,700	2,287,399
Thermo Fisher Scientific, Inc.	9,700	2,170,763
TransDigm Group, Inc. (a)	6,320	2,149,179
UnitedHealth Group, Inc.	8,760	2,182,291
Visa, Inc. Class A	16,680	2,200,759

TOTAL UNITED STATES OF AMERICA		40,636,891

TOTAL COMMON STOCKS
(Cost $246,294,527)		274,943,218

Nonconvertible Preferred Stocks - 1.0%
Brazil - 1.0%
Itau Unibanco Holding SA sponsored ADR
(Cost $2,323,869)	312,650	2,857,621

Money Market Funds - 0.6%
Fidelity Securities Lending Cash Central Fund 2.41%(e)(f)
(Cost $1,634,059)	1,633,896	1,634,059
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $250,252,455)		279,434,898
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(216,372)
NET ASSETS - 100%		$279,218,526

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,106,123 or 0.8% of net assets.

 (d) A portion of the security sold on a delayed delivery basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$50,297
Fidelity Securities Lending Cash Central Fund	40,336
Total	$90,633

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$13,845,841	$10,163,861	$3,681,980	$--
Consumer Discretionary	33,677,332	30,292,549	3,384,783	--
Consumer Staples	23,158,225	9,402,887	13,755,338	--
Energy	2,618,394	2,618,394	--	--
Financials	42,936,042	34,211,042	8,725,000	--
Health Care	24,809,178	19,361,114	5,448,064	--
Industrials	55,849,634	38,435,767	17,413,867	--
Information Technology	56,195,151	45,256,392	10,938,759	--
Materials	13,792,367	13,792,367	--	--
Real Estate	8,812,552	6,668,454	2,144,098	--
Utilities	2,106,123	2,106,123	--	--
Money Market Funds	1,634,059	1,634,059	--	--
Total Investments in Securities:	$279,434,898	$213,943,009	$65,491,889	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$25,231,070
Level 2 to Level 1	$5,778,776

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2018
Assets
Investment in securities, at value (including securities loaned of $1,604,770) — See accompanying schedule: Unaffiliated issuers (cost $248,618,396)	$277,800,839
Fidelity Central Funds (cost $1,634,059)	1,634,059
Total Investment in Securities (cost $250,252,455)		$279,434,898
Cash		855
Foreign currency held at value (cost $1,185,256)		1,187,362
Receivable for investments sold
Regular delivery		4,771,674
Delayed delivery		2,053,075
Receivable for fund shares sold		36,543
Dividends receivable		345,661
Distributions receivable from Fidelity Central Funds		6,344
Prepaid expenses		510
Other receivables		138,819
Total assets		287,975,741
Liabilities
Payable for investments purchased	$3,033,439
Payable for fund shares redeemed	430,512
Accrued management fee	163,056
Distribution and service plan fees payable	3,515
Notes payable to affiliates	3,331,000
Other affiliated payables	42,637
Other payables and accrued expenses	118,956
Collateral on securities loaned	1,634,100
Total liabilities		8,757,215
Net Assets		$279,218,526
Net Assets consist of:
Paid in capital		$254,413,616
Total distributable earnings (loss)		24,804,910
Net Assets		$279,218,526
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($20,920,638 ÷ 1,411,340 shares)		$14.82
Service Class:
Net Asset Value, offering price and redemption price per share ($502,716 ÷ 33,998 shares)		$14.79
Service Class 2:
Net Asset Value, offering price and redemption price per share ($17,134,377 ÷ 1,165,718 shares)		$14.70
Investor Class:
Net Asset Value, offering price and redemption price per share ($240,660,795 ÷ 16,365,829 shares)		$14.71

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2018
Investment Income
Dividends		$5,663,422
Income from Fidelity Central Funds		90,633
Income before foreign taxes withheld		5,754,055
Less foreign taxes withheld		(543,086)
Total income		5,210,969
Expenses
Management fee	$2,335,142
Transfer agent fees	453,119
Distribution and service plan fees	41,344
Accounting and security lending fees	175,757
Custodian fees and expenses	197,486
Independent trustees' fees and expenses	1,839
Audit	95,730
Legal	1,554
Interest	1,303
Miscellaneous	2,033
Total expenses before reductions	3,305,307
Expense reductions	(153,839)
Total expenses after reductions		3,151,468
Net investment income (loss)		2,059,501
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $67,516)	(3,831,110)
Fidelity Central Funds	(293)
Foreign currency transactions	(32,759)
Total net realized gain (loss)		(3,864,162)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $232,579)	(42,141,348)
Fidelity Central Funds	(217)
Assets and liabilities in foreign currencies	(12,034)
Total change in net unrealized appreciation (depreciation)		(42,153,599)
Net gain (loss)		(46,017,761)
Net increase (decrease) in net assets resulting from operations		$(43,958,260)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2018	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,059,501	$1,224,647
Net realized gain (loss)	(3,864,162)	16,022,494
Change in net unrealized appreciation (depreciation)	(42,153,599)	55,106,093
Net increase (decrease) in net assets resulting from operations	(43,958,260)	72,353,234
Distributions to shareholders	(7,258,767)	–
Distributions to shareholders from net investment income	–	(1,225,134)
Total distributions	(7,258,767)	(1,225,134)
Share transactions - net increase (decrease)	2,904,752	77,954,388
Total increase (decrease) in net assets	(48,312,275)	149,082,488
Net Assets
Beginning of period	327,530,801	178,448,313
End of period	$279,218,526	$327,530,801
Other Information
Distributions in excess of net investment income end of period		$(874)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP International Capital Appreciation Portfolio Initial Class

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$17.39	$12.80	$13.32	$13.01	$12.68
Income from Investment Operations
Net investment income (loss)A	.12	.09	.12	.09	.10
Net realized and unrealized gain (loss)	(2.31)	4.57	(.52)	.33	.28
Total from investment operations	(2.19)	4.66	(.40)	.42	.38
Distributions from net investment income	(.12)	(.07)	(.11)B	(.10)	(.05)
Distributions from net realized gain	(.26)	–	–	–	–
Tax return of capital	–	–	(.01)B	(.01)	–
Total distributions	(.38)	(.07)	(.12)	(.11)	(.05)
Redemption fees added to paid in capitalA	–	–	–	–C	–C
Net asset value, end of period	$14.82	$17.39	$12.80	$13.32	$13.01
Total ReturnD,E	(12.75)%	36.45%	(2.98)%	3.22%	3.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	.89%	.92%	.99%	.98%	1.10%
Expenses net of fee waivers, if any	.89%	.92%	.99%	.98%	1.10%
Expenses net of all reductions	.85%	.89%	.97%	.96%	1.09%
Net investment income (loss)	.69%	.57%	.89%	.68%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$20,921	$28,572	$16,644	$20,154	$1,464
Portfolio turnover rateH	184%	153%	188%	189%	183%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP International Capital Appreciation Portfolio Service Class

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$17.36	$12.78	$13.30	$12.99	$12.66
Income from Investment Operations
Net investment income (loss)A	.10	.07	.10	.08	.09
Net realized and unrealized gain (loss)	(2.30)	4.57	(.51)	.32	.28
Total from investment operations	(2.20)	4.64	(.41)	.40	.37
Distributions from net investment income	(.11)	(.06)	(.10)B	(.09)	(.04)
Distributions from net realized gain	(.26)	–	–	–	–
Tax return of capital	–	–	(.01)B	(.01)	–
Total distributions	(.37)	(.06)	(.11)	(.09)C	(.04)
Redemption fees added to paid in capitalA	–	–	–	–D	–D
Net asset value, end of period	$14.79	$17.36	$12.78	$13.30	$12.99
Total ReturnE,F	(12.85)%	36.35%	(3.11)%	3.12%	2.93%
Ratios to Average Net AssetsG,H
Expenses before reductions	.99%	1.02%	1.09%	1.09%	1.21%
Expenses net of fee waivers, if any	.99%	1.02%	1.09%	1.09%	1.20%
Expenses net of all reductions	.95%	.99%	1.07%	1.07%	1.19%
Net investment income (loss)	.59%	.47%	.79%	.58%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$503	$236	$142	$222	$114
Portfolio turnover rateI	184%	153%	188%	189%	183%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.09 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.006 per share.

 D Amount represents less than $.005 per share.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP International Capital Appreciation Portfolio Service Class 2

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$17.26	$12.72	$13.24	$12.92	$12.61
Income from Investment Operations
Net investment income (loss)A	.07	.05	.08	.06	.07
Net realized and unrealized gain (loss)	(2.28)	4.54	(.50)	.32	.27
Total from investment operations	(2.21)	4.59	(.42)	.38	.34
Distributions from net investment income	(.09)	(.05)	(.09)B	(.06)	(.03)
Distributions from net realized gain	(.26)	–	–	–	–
Tax return of capital	–	–	(.01)B	–C	–
Total distributions	(.35)	(.05)	(.10)	(.06)	(.03)
Redemption fees added to paid in capitalA	–	–	–	–C	–C
Net asset value, end of period	$14.70	$17.26	$12.72	$13.24	$12.92
Total ReturnD,E	(12.98)%	36.09%	(3.18)%	2.96%	2.71%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.14%	1.17%	1.24%	1.23%	1.35%
Expenses net of fee waivers, if any	1.14%	1.17%	1.24%	1.23%	1.35%
Expenses net of all reductions	1.10%	1.14%	1.22%	1.21%	1.34%
Net investment income (loss)	.44%	.32%	.64%	.43%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$17,134	$12,533	$6,144	$3,629	$2,360
Portfolio turnover rateH	184%	153%	188%	189%	183%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP International Capital Appreciation Portfolio Investor Class

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$17.26	$12.71	$13.22	$12.92	$12.59
Income from Investment Operations
Net investment income (loss)A	.10	.08	.11	.08	.09
Net realized and unrealized gain (loss)	(2.28)	4.54	(.51)	.32	.29
Total from investment operations	(2.18)	4.62	(.40)	.40	.38
Distributions from net investment income	(.11)	(.07)	(.10)B	(.09)	(.05)
Distributions from net realized gain	(.26)	–	–	–	–
Tax return of capital	–	–	(.01)B	(.01)	–
Total distributions	(.37)	(.07)	(.11)	(.10)	(.05)
Redemption fees added to paid in capitalA	–	–	–	–C	–C
Net asset value, end of period	$14.71	$17.26	$12.71	$13.22	$12.92
Total ReturnD,E	(12.80)%	36.33%	(3.01)%	3.08%	2.99%
Ratios to Average Net AssetsF,G
Expenses before reductions	.97%	1.00%	1.07%	1.07%	1.19%
Expenses net of fee waivers, if any	.97%	1.00%	1.07%	1.06%	1.18%
Expenses net of all reductions	.93%	.97%	1.05%	1.04%	1.17%
Net investment income (loss)	.61%	.49%	.80%	.60%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$240,661	$286,191	$155,518	$165,258	$112,479
Portfolio turnover rateH	184%	153%	188%	189%	183%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2018

1. Organization.

VIP International Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$37,823,440
Gross unrealized depreciation	(10,783,651)
Net unrealized appreciation (depreciation)	$27,039,789
Tax Cost	$252,395,109

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation) on securities and other investments	$27,038,436

The Fund intends to elect to defer to its next fiscal year $2,211,394 of capital losses recognized during the period November 1, 2018 to December 31, 2018. The Fund intends to elect to defer to its next fiscal year $22,133 of ordinary losses recognized during the period November 1, 2018 to December 31, 2018.

The tax character of distributions paid was as follows:

	December 31, 2018	December 31, 2017
Ordinary Income	$2,024,571	$ 1,225,134
Long-term Capital Gains	5,234,196	–
Total	$7,258,767	$ 1,225,134

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $614,744,546 and $614,715,032, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .69% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$534
Service Class 2	40,810
$41,344

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$17,653
Service Class	346
Service Class 2	10,571
Investor Class	424,549
$453,119

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annual rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,069 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$2,166,571	2.64%	$1,303

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $925 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $222,140. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $40,336, including $621 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $150,647 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,192.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2018	Year ended December 31, 2017
Distributions to shareholders
Initial Class	$617,369	$–
Service Class	12,465	–
Service Class 2	288,496	–
Investor Class	6,340,437	–
Total	$7,258,767	$–
From net investment income
Initial Class	$–	$119,468
Service Class	–	870
Service Class 2	–	35,414
Investor Class	–	1,069,382
Total	$–	$1,225,134

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2018	Year ended December 31, 2017
Initial Class
Shares sold	328,441	607,788	$5,683,703	$9,449,414
Reinvestment of distributions	38,287	7,036	617,369	119,468
Shares redeemed	(598,043)	(272,027)	(10,073,658)	(4,202,521)
Net increase (decrease)	(231,315)	342,797	$(3,772,586)	$5,366,361
Service Class
Shares sold	24,996	4,850	$450,348	$78,703
Reinvestment of distributions	588	51	9,423	870
Shares redeemed	(5,161)	(2,432)	(82,969)	(38,727)
Net increase (decrease)	20,423	2,469	$376,802	$40,846
Service Class 2
Shares sold	843,479	427,031	$14,167,417	$6,621,187
Reinvestment of distributions	18,187	2,102	288,496	35,414
Shares redeemed	(422,192)	(185,956)	(7,109,393)	(2,848,091)
Net increase (decrease)	439,474	243,177	$7,346,520	$3,808,510
Investor Class
Shares sold	2,714,753	4,977,507	$47,159,516	$78,059,466
Reinvestment of distributions	396,444	63,465	6,340,437	1,069,382
Shares redeemed	(3,327,475)	(694,422)	(54,545,937)	(10,390,177)
Net increase (decrease)	(216,278)	4,346,550	$(1,045,984)	$68,738,671

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 93% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Variable Insurance Products Fund II and Shareholders of VIP International Capital Appreciation Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP International Capital Appreciation Portfolio (one of the funds constituting Variable Insurance Products Fund II, referred to hereafter as the "Fund") as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statement of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the five years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael E. Wiley, each of the Trustees oversees 283 funds. Mr. Wiley oversees 192 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 to December 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During Period-B July 1, 2018 to December 31, 2018
Initial Class	.88%
Actual		$1,000.00	$878.90	$4.17
Hypothetical-C		$1,000.00	$1,020.77	$4.48
Service Class	.99%
Actual		$1,000.00	$878.90	$4.69
Hypothetical-C		$1,000.00	$1,020.21	$5.04
Service Class 2	1.14%
Actual		$1,000.00	$878.10	$5.40
Hypothetical-C		$1,000.00	$1,019.46	$5.80
Investor Class	.97%
Actual		$1,000.00	$878.90	$4.59
Hypothetical-C		$1,000.00	$1,020.32	$4.94

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2018 $31,308, or, if subsequently determined to be different, the net capital gain of such year.

Initial Class designates 11%, Service Class designates 12%, Service Class 2 designates 14%, and Investor Class designates 12% of the dividends distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP International Capital Appreciation Portfolio
Initial Class	12/19/2018	$0.1472	$0.0272
Service Class	12/19/2018	$0.1342	$0.0272
Service Class 2	12/19/2018	$0.1142	$0.0272
Investor Class	12/19/2018	$0.1342	$0.0272

Board Approval of Investment Advisory Contracts

VIP International Capital Appreciation Portfolio

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

VIPCAP-ANN-0219
1.811843.114

Fidelity® Variable Insurance Products: Disciplined Small Cap Portfolio Annual Report December 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2018	Past 1 year	Past 5 years	Past 10 years
Initial Class	(13.08)%	3.32%	11.37%
Service Class	(13.13)%	3.23%	11.26%
Service Class 2	(13.29)%	3.06%	11.06%
Investor Class	(13.09)%	3.25%	11.29%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Disciplined Small Cap Portfolio - Initial Class on December 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Period Ending Values
$29,358	VIP Disciplined Small Cap Portfolio - Initial Class
$30,983	Russell 2000® Index

Management's Discussion of Fund Performance

Market Recap:  A gain for the 10th consecutive year proved elusive for U.S. stocks in 2018, with resurgent volatility upsetting the aging bull market. The S&P 500® index returned -4.38% for the year after reversing course (-14%) in the fourth quarter. The retreat was in sharp contrast to the benchmark’s steady climb from May into September, when it achieved a record close. As the fourth quarter began, rising U.S. Treasury yields and concern about peaking corporate earnings growth sent many investors fleeing from risk assets as they were still dealing with lingering uncertainty related to global trade and the U.S. Federal Reserve picking up the pace of interest rate hikes. The index returned -6.84% in October, at the time its largest monthly drop in seven years. But things got worse in December, as jitters about the economy and another hike in rates led to a spike in volatility and a -9% result for the month. For the full period, some economically sensitive sectors were at the bottom of the 12-month performance scale: energy (-18%), materials (-15%) and industrials (-13%) fared worst, followed by financials (-13%) and consumer staples (-9%). Meanwhile, communication services, which includes dividend-rich telecom stocks, returned about -7%. In contrast, the defensive health care sector gained roughly 6%. Information technology and consumer discretionary were rattled in the late-year downturn, but earlier strength resulted in advances of 3% and 2%, respectively. Utilities (+4%) and real estate (-2%) also topped the broader market.

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund's share classes returned roughly -13%, trailing the -11.01% result of the benchmark Russell 2000® Index. Unfortunately, poor individual security selection – which derives from our quantitative investment model – detracted from relative performance. The main challenges were stock picking in the information technology and consumer discretionary sectors. On the positive side, security selection in energy and health care were meaningful positives, as the market rewarded our traditional focus on attractively-valued companies demonstrating characteristics of strong growth, improving investor sentiment and positive business quality. On an individual basis, the fund's biggest detractor was Tenneco, a maker of automotive components that reported several quarterly-earnings shortfalls the past year. Organic and natural foods distributor United Natural Foods also struggled, partly reflecting the market's apparent dissatisfaction with the company's acquisition of supermarket chain and food wholesaler Supervalu. Other notable detractors included chemical company Tronox; Kraton, a provider of specialty polymers and a position we established this period; and health care company Magellan Health. In contrast, our biggest individual contributor was Medifast, a maker of nutrition and weight-loss products that reported strong financial results for much of the period. Footwear manufacturer Crocs also contributed, as did Evertec, a Puerto Rico-based company specializing in processing financial transactions.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2018

% of fund's net assets
Haemonetics Corp.	0.8
Ciena Corp.	0.8
Maximus, Inc.	0.8
Deckers Outdoor Corp.	0.8
Portland General Electric Co.	0.7
Allete, Inc.	0.7
Helen of Troy Ltd.	0.7
Tech Data Corp.	0.7
Insperity, Inc.	0.7
Etsy, Inc.	0.7
7.4

Top Five Market Sectors as of December 31, 2018

% of fund's net assets
Financials	16.8
Information Technology	16.3
Health Care	16.3
Industrials	13.8
Consumer Discretionary	12.9

Asset Allocation (% of fund's net assets)

As of December 31, 2018*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 6.1%

Schedule of Investments December 31, 2018

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.4%
Intelsat SA (a)	32,261	$690,063
Ooma, Inc. (a)	4,021	55,811
Vonage Holdings Corp. (a)	39,329	343,342
		1,089,216
Entertainment - 0.8%
AMC Entertainment Holdings, Inc. Class A	8,372	102,808
Glu Mobile, Inc. (a)	115,658	933,360
Pandora Media, Inc. (a)	1,137	9,198
Rosetta Stone, Inc. (a)	1,551	25,436
World Wrestling Entertainment, Inc. Class A (b)	10,297	769,392
		1,840,194
Interactive Media & Services - 1.4%
Care.com, Inc. (a)	10,508	202,909
DHI Group, Inc. (a)	21,458	32,616
Liberty TripAdvisor Holdings, Inc. (a)	85,673	1,361,344
MeetMe, Inc. (a)	49,611	229,699
Yelp, Inc. (a)	45,391	1,588,231
		3,414,799
Media - 0.2%
A.H. Belo Corp. Class A	2,453	8,267
Liberty Latin America Ltd. (a)	7,357	107,191
New Media Investment Group, Inc.	6,939	80,284
Sinclair Broadcast Group, Inc. Class A	5,165	136,046
Tegna, Inc.	6,966	75,720
The McClatchy Co. Class A (a)(b)	2,070	15,836
		423,344
Wireless Telecommunication Services - 0.0%
NII Holdings, Inc. (a)(b)	3,529	15,563

TOTAL COMMUNICATION SERVICES		6,783,116

CONSUMER DISCRETIONARY - 12.9%
Auto Components - 1.4%
American Axle & Manufacturing Holdings, Inc. (a)	128,782	1,429,480
Cooper-Standard Holding, Inc. (a)	6,649	413,036
Stoneridge, Inc. (a)	5,069	124,951
Tenneco, Inc.	46,999	1,287,303
Tower International, Inc.	1,731	41,198
		3,295,968
Distributors - 0.4%
Core-Mark Holding Co., Inc.	45,572	1,059,549
Diversified Consumer Services - 0.8%
American Public Education, Inc. (a)	2,698	76,785
Chegg, Inc. (a)	21,413	608,557
K12, Inc. (a)	50,201	1,244,483
		1,929,825
Hotels, Restaurants & Leisure - 0.3%
Belmond Ltd. Class A (a)	2,152	53,865
Bloomin' Brands, Inc.	12,057	215,700
Brinker International, Inc. (b)	4,313	189,686
Jack in the Box, Inc.	517	40,135
Penn National Gaming, Inc. (a)	13,209	248,725
		748,111
Household Durables - 2.6%
Bassett Furniture Industries, Inc.	3,895	78,056
Flexsteel Industries, Inc.	14,644	323,340
GoPro, Inc. Class A (a)(b)	27,181	115,247
Helen of Troy Ltd. (a)	13,504	1,771,455
KB Home	64,310	1,228,321
La-Z-Boy, Inc.	50,385	1,396,168
Taylor Morrison Home Corp. (a)	87,076	1,384,508
		6,297,095
Internet & Direct Marketing Retail - 1.1%
Etsy, Inc. (a)	36,404	1,731,738
Shutterfly, Inc. (a)	23,028	927,107
		2,658,845
Leisure Products - 0.6%
Johnson Outdoors, Inc. Class A	15,799	928,033
MCBC Holdings, Inc. (a)	32,518	608,087
		1,536,120
Specialty Retail - 3.2%
Aaron's, Inc. Class A	23,258	977,999
Abercrombie & Fitch Co. Class A (b)	17,110	343,056
Bed Bath & Beyond, Inc.	11,696	132,399
Citi Trends, Inc.	2,044	41,677
Conn's, Inc. (a)	9,229	174,059
DSW, Inc. Class A	40,143	991,532
Express, Inc. (a)	85,153	435,132
Genesco, Inc. (a)	10,427	461,916
Group 1 Automotive, Inc.	3,023	159,373
Haverty Furniture Companies, Inc.	16,966	318,621
Hibbett Sports, Inc. (a)(b)	22,388	320,148
Office Depot, Inc.	450,237	1,161,611
Sally Beauty Holdings, Inc. (a)	8,338	142,163
Shoe Carnival, Inc. (b)	14,637	490,486
Signet Jewelers Ltd.	27,916	886,891
Tailored Brands, Inc. (b)	59,395	810,148
Tilly's, Inc.	4,210	45,721
		7,892,932
Textiles, Apparel & Luxury Goods - 2.5%
Crocs, Inc. (a)	61,117	1,587,820
Deckers Outdoor Corp. (a)	14,414	1,844,271
Fossil Group, Inc. (a)(b)	83,416	1,312,134
Movado Group, Inc.	36,220	1,145,276
Rocky Brands, Inc.	3,726	96,876
Vera Bradley, Inc. (a)	4,095	35,094
		6,021,471

TOTAL CONSUMER DISCRETIONARY		31,439,916

CONSUMER STAPLES - 2.9%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	5,995	1,443,836
Food & Staples Retailing - 0.9%
Ingles Markets, Inc. Class A	28,647	779,771
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	16,763	256,977
SpartanNash Co.	21,705	372,892
United Natural Foods, Inc. (a)	43,631	462,052
Village Super Market, Inc. Class A (b)	3,321	88,804
Weis Markets, Inc. (b)	6,274	299,772
		2,260,268
Personal Products - 1.4%
Edgewell Personal Care Co. (a)(b)	18,634	695,980
MediFast, Inc.	8,911	1,114,053
USANA Health Sciences, Inc. (a)	13,066	1,538,260
		3,348,293
Tobacco - 0.0%
Turning Point Brands, Inc.	2,814	76,597

TOTAL CONSUMER STAPLES		7,128,994

ENERGY - 3.2%
Energy Equipment & Services - 0.4%
Archrock, Inc.	20,463	153,268
Dawson Geophysical Co.	1,139	3,850
Frank's International NV (a)	11,834	61,773
Helix Energy Solutions Group, Inc. (a)	4,172	22,571
Mammoth Energy Services, Inc.	1,632	29,343
Matrix Service Co. (a)	24,412	437,951
SEACOR Holdings, Inc. (a)	5,658	209,346
		918,102
Oil, Gas & Consumable Fuels - 2.8%
Adams Resources & Energy, Inc.	1,451	56,168
Arch Coal, Inc.	13,045	1,082,605
CONSOL Energy, Inc. (a)	316	10,020
CVR Energy, Inc. (b)	37,143	1,280,691
Delek U.S. Holdings, Inc.	38,400	1,248,384
Gulfport Energy Corp. (a)	52,054	340,954
Overseas Shipholding Group, Inc. (a)	86,931	144,305
Peabody Energy Corp.	41,547	1,266,353
Renewable Energy Group, Inc. (a)	7,553	194,112
Southwestern Energy Co. (a)	183,081	624,306
W&T Offshore, Inc. (a)	176,708	728,037
		6,975,935

TOTAL ENERGY		7,894,037

FINANCIALS - 16.8%
Banks - 6.7%
1st Source Corp.	2,203	88,869
BancFirst Corp.	25,871	1,290,963
Banner Corp.	1,139	60,914
BayCom Corp.	416	9,605
Cambridge Bancorp	739	61,522
Capital City Bank Group, Inc.	701	16,270
Cathay General Bancorp	47,170	1,581,610
Chemical Financial Corp.	1,039	38,038
Codorus Valley Bancorp, Inc.	370	7,863
Community Bank System, Inc.	1,874	109,254
Community Trust Bancorp, Inc.	3,281	129,960
Financial Institutions, Inc.	7,392	189,974
First Bancorp, North Carolina	2,875	93,898
First Bancorp, Puerto Rico	184,356	1,585,462
First Financial Bankshares, Inc. (b)	5,112	294,911
First Interstate Bancsystem, Inc.	19,317	706,230
First Mid-Illinois Bancshares, Inc.	629	20,078
First Savings Financial Group, Inc.	244	12,673
Fulton Financial Corp.	106,777	1,652,908
Great Southern Bancorp, Inc.	11,190	515,076
Great Western Bancorp, Inc.	2,595	81,094
Hancock Whitney Corp.	43,311	1,500,726
Hilltop Holdings, Inc.	9,257	165,052
Hope Bancorp, Inc.	4,049	48,021
IBERIABANK Corp.	26,102	1,677,837
International Bancshares Corp.	39,948	1,374,211
Investors Bancorp, Inc.	70,412	732,285
Lakeland Financial Corp.	565	22,690
LegacyTexas Financial Group, Inc.	1,207	38,733
MB Financial, Inc.	180	7,133
MVB Financial Corp.	909	16,398
Northeast Bancorp	769	12,865
OFG Bancorp	41,615	684,983
Old National Bancorp, Indiana	15,114	232,756
Peapack-Gladstone Financial Corp.	2,939	74,004
Renasant Corp.	5,856	176,734
Republic Bancorp, Inc., Kentucky Class A	2,542	98,426
Sierra Bancorp	5,510	132,405
Spirit of Texas Bancshares, Inc. (a)	510	11,618
TowneBank	7,242	173,446
UMB Financial Corp.	6,528	398,012
WesBanco, Inc.	7,247	265,892
		16,391,399
Capital Markets - 2.5%
Artisan Partners Asset Management, Inc.	31,666	700,135
Blucora, Inc. (a)	40,197	1,070,848
Cowen Group, Inc. Class A (a)	1,762	23,505
Houlihan Lokey	7,194	264,739
INTL FCStone, Inc. (a)	26,895	983,819
Moelis & Co. Class A	12,390	425,968
Oppenheimer Holdings, Inc. Class A (non-vtg.)	15,953	407,599
Piper Jaffray Companies	11,035	726,544
Waddell & Reed Financial, Inc. Class A (b)	83,757	1,514,327
		6,117,484
Consumer Finance - 1.3%
CURO Group Holdings Corp. (a)	47,545	451,202
Enova International, Inc. (a)	66,215	1,288,544
Green Dot Corp. Class A (a)	2,863	227,666
Nelnet, Inc. Class A	22,722	1,189,269
		3,156,681
Diversified Financial Services - 0.3%
Cannae Holdings, Inc. (a)	15,496	265,292
Marlin Business Services Corp.	14,008	312,799
On Deck Capital, Inc. (a)	42,802	252,532
		830,623
Insurance - 1.6%
Fednat Holding Co.	10,609	211,331
Genworth Financial, Inc. Class A (a)	1,313	6,119
Health Insurance Innovations, Inc. (a)(b)	25,145	672,126
James River Group Holdings Ltd.	895	32,703
Kemper Corp.	15,734	1,044,423
National General Holdings Corp.	28,179	682,214
Primerica, Inc.	256	25,014
Selective Insurance Group, Inc.	10,196	621,344
Universal Insurance Holdings, Inc.	18,730	710,242
		4,005,516
Mortgage Real Estate Investment Trusts - 0.8%
Cherry Hill Mortgage Investment Corp.	24,231	425,012
Exantas Capital Corp.	1,834	18,377
Ladder Capital Corp. Class A	91,033	1,408,281
ZAIS Financial Corp.	2,458	33,994
		1,885,664
Real Estate Management & Development - 0.5%
The RMR Group, Inc.	22,339	1,185,754
Thrifts & Mortgage Finance - 3.1%
Essent Group Ltd. (a)	50,526	1,726,979
Farmer Mac Class C (non-vtg.)	5,389	325,711
First Defiance Financial Corp.	4,671	114,486
LendingTree, Inc. (a)(b)	6,707	1,472,656
Northwest Bancshares, Inc.	73,814	1,250,409
Radian Group, Inc.	47,214	772,421
Southern Missouri Bancorp, Inc.	385	13,052
Walker & Dunlop, Inc.	33,300	1,440,225
Waterstone Financial, Inc.	22,430	375,927
		7,491,866

TOTAL FINANCIALS		41,064,987

HEALTH CARE - 16.3%
Biotechnology - 4.5%
ACADIA Pharmaceuticals, Inc. (a)	5,778	93,430
Acceleron Pharma, Inc. (a)	2,658	115,756
Achillion Pharmaceuticals, Inc. (a)	3,731	5,932
Acorda Therapeutics, Inc. (a)	15,065	234,713
Adverum Biotechnologies, Inc. (a)	27,962	88,080
Agenus, Inc. (a)	6,963	16,572
Aimmune Therapeutics, Inc. (a)	1,138	27,221
Akebia Therapeutics, Inc. (a)	15,923	88,054
AMAG Pharmaceuticals, Inc. (a)(b)	12,843	195,085
Amicus Therapeutics, Inc. (a)(b)	13,855	132,731
AnaptysBio, Inc. (a)	672	42,867
Arbutus Biopharma Corp. (a)	23,352	89,438
Ardelyx, Inc. (a)	50,556	90,495
Arena Pharmaceuticals, Inc. (a)	3,599	140,181
ArQule, Inc. (a)	11,052	30,614
Array BioPharma, Inc. (a)	40,160	572,280
Arrowhead Pharmaceuticals, Inc. (a)(b)	2,961	36,776
Atara Biotherapeutics, Inc. (a)	2,682	93,173
Bellicum Pharmaceuticals, Inc. (a)	18,755	54,765
Biohaven Pharmaceutical Holding Co. Ltd. (a)	768	28,401
Blueprint Medicines Corp. (a)	3,289	177,310
Catalyst Biosciences, Inc. (a)	4,113	32,452
ChemoCentryx, Inc. (a)	14,892	162,472
Chimerix, Inc. (a)	56,630	145,539
CTI BioPharma Corp. (a)	20,787	15,249
CytomX Therapeutics, Inc. (a)	14,400	217,440
Eagle Pharmaceuticals, Inc. (a)(b)	785	31,628
Editas Medicine, Inc. (a)(b)	1,825	41,519
Emergent BioSolutions, Inc. (a)	9,889	586,220
Enanta Pharmaceuticals, Inc. (a)	4,284	303,436
Esperion Therapeutics, Inc. (a)	608	27,968
Fate Therapeutics, Inc. (a)	8,716	111,826
FibroGen, Inc. (a)	7,408	342,842
Five Prime Therapeutics, Inc. (a)	1,239	11,523
Genomic Health, Inc. (a)	6,369	410,227
Global Blood Therapeutics, Inc. (a)	3,711	152,337
GTx, Inc. (a)(b)	34,211	26,685
Halozyme Therapeutics, Inc. (a)	26,960	394,425
Heron Therapeutics, Inc. (a)	4,032	104,590
ImmunoGen, Inc. (a)	17,877	85,810
Immunomedics, Inc. (a)(b)	10,950	156,257
Inovio Pharmaceuticals, Inc. (a)	5,201	20,804
Insmed, Inc. (a)	1,452	19,050
Intercept Pharmaceuticals, Inc. (a)	1,807	182,128
Invitae Corp. (a)	7,948	87,905
Ironwood Pharmaceuticals, Inc. Class A (a)	29,066	301,124
Karyopharm Therapeutics, Inc. (a)	1,324	12,406
Kindred Biosciences, Inc. (a)	4,855	53,162
Kura Oncology, Inc. (a)	3,878	54,447
Ligand Pharmaceuticals, Inc. Class B (a)(b)	1,975	268,008
Loxo Oncology, Inc. (a)	4,596	643,762
Macrogenics, Inc. (a)	5,230	66,421
Momenta Pharmaceuticals, Inc. (a)	1,293	14,275
Myriad Genetics, Inc. (a)	14,445	419,916
Natera, Inc. (a)	9,739	135,956
NewLink Genetics Corp. (a)	58,289	88,599
Novavax, Inc. (a)(b)	165,623	304,746
Opko Health, Inc. (a)	7,462	22,461
Palatin Technologies, Inc. (a)(b)	159,044	112,667
PDL BioPharma, Inc. (a)	58,785	170,477
Pfenex, Inc. (a)	10,793	34,430
Pieris Pharmaceuticals, Inc. (a)	18,839	50,112
Portola Pharmaceuticals, Inc. (a)(b)	1,599	31,212
Prothena Corp. PLC (a)	13,445	138,484
PTC Therapeutics, Inc. (a)	11,324	388,640
REGENXBIO, Inc. (a)	6,650	278,968
Repligen Corp. (a)	3,028	159,697
Retrophin, Inc. (a)	6,269	141,867
Sangamo Therapeutics, Inc. (a)	2,795	32,087
Spark Therapeutics, Inc. (a)	1,258	49,238
Surface Oncology, Inc.	1,082	4,588
TG Therapeutics, Inc. (a)	13,081	53,632
Ultragenyx Pharmaceutical, Inc. (a)	5,026	218,530
Vanda Pharmaceuticals, Inc. (a)	5,611	146,615
Veracyte, Inc. (a)	14,748	185,530
Verastem, Inc. (a)(b)	12,366	41,550
Vericel Corp. (a)	7,567	131,666
Vital Therapies, Inc. (a)	90,782	16,913
Voyager Therapeutics, Inc. (a)	5,163	48,532
Xencor, Inc. (a)	2,791	100,923
XOMA Corp. (a)(b)	1,561	19,747
Zafgen, Inc. (a)	20,436	101,158
		11,066,752
Health Care Equipment & Supplies - 4.0%
Angiodynamics, Inc. (a)	70,996	1,429,149
CONMED Corp.	1,588	101,950
Haemonetics Corp. (a)	20,396	2,040,612
Integer Holdings Corp. (a)	9,970	760,312
LivaNova PLC (a)	8,262	755,725
Meridian Bioscience, Inc.	81,778	1,419,666
Novocure Ltd. (a)	3,763	125,985
NxStage Medical, Inc. (a)	370	10,589
Orthofix International NV (a)	26,849	1,409,304
Staar Surgical Co. (a)	11,131	355,190
SurModics, Inc. (a)	22,924	1,083,388
Tandem Diabetes Care, Inc. (a)	10,507	398,951
		9,890,821
Health Care Providers & Services - 4.7%
Amedisys, Inc. (a)	14,391	1,685,330
American Renal Associates Holdings, Inc. (a)	5,679	65,422
Brookdale Senior Living, Inc. (a)	7,105	47,604
Capital Senior Living Corp. (a)	2,755	18,734
Corvel Corp. (a)	16,251	1,003,012
Magellan Health Services, Inc. (a)	6,480	368,647
National Healthcare Corp.	18,756	1,471,408
National Research Corp. Class A	1,062	40,505
Patterson Companies, Inc. (b)	69,347	1,363,362
Providence Service Corp.	18,197	1,092,184
R1 RCM, Inc. (a)	15,734	125,085
RadNet, Inc. (a)	94,872	964,848
Select Medical Holdings Corp. (a)	49,395	758,213
Surgery Partners, Inc. (a)(b)	3,778	36,987
Tenet Healthcare Corp. (a)	20,683	354,507
The Ensign Group, Inc.	1,466	56,866
Tivity Health, Inc. (a)	52,894	1,312,300
Triple-S Management Corp. (a)	27,685	481,442
U.S. Physical Therapy, Inc.	1,155	118,214
		11,364,670
Health Care Technology - 1.9%
Allscripts Healthcare Solutions, Inc. (a)	155,923	1,503,098
HealthStream, Inc.	17,390	419,969
HMS Holdings Corp. (a)	53,344	1,500,567
Nextgen Healthcare, Inc. (a)	85,228	1,291,204
		4,714,838
Life Sciences Tools & Services - 0.4%
Cambrex Corp. (a)	1,392	52,562
Luminex Corp.	12,174	281,341
Medpace Holdings, Inc. (a)	5,727	303,130
Nanostring Technologies, Inc. (a)	7,390	109,594
Syneos Health, Inc. (a)	5,783	227,561
		974,188
Pharmaceuticals - 0.8%
Aerie Pharmaceuticals, Inc. (a)	1,384	49,962
Amneal Pharmaceuticals, Inc. (a)(b)	3,144	42,538
Corcept Therapeutics, Inc. (a)(b)	5,074	67,789
Durect Corp. (a)	10,311	4,981
Endo International PLC (a)	41,861	305,585
Horizon Pharma PLC (a)	16,358	319,635
Innoviva, Inc. (a)	2,147	37,465
Mallinckrodt PLC (a)(b)	19,077	301,417
MyoKardia, Inc. (a)	2,194	107,199
Pacira Pharmaceuticals, Inc. (a)	2,776	119,424
Phibro Animal Health Corp. Class A	6,727	216,340
Prestige Brands Holdings, Inc. (a)(b)	3,656	112,897
Supernus Pharmaceuticals, Inc. (a)	3,911	129,923
The Medicines Company (a)(b)	2,740	52,444
Zogenix, Inc. (a)	2,427	88,488
		1,956,087

TOTAL HEALTH CARE		39,967,356

INDUSTRIALS - 13.8%
Aerospace & Defense - 1.6%
AAR Corp.	31,660	1,182,184
Astronics Corp. (a)	29,201	889,170
Esterline Technologies Corp. (a)	1,138	138,210
Moog, Inc. Class A	20,954	1,623,516
Vectrus, Inc. (a)	4,295	92,686
		3,925,766
Building Products - 0.3%
Advanced Drain Systems, Inc. Del	13,355	323,859
CSW Industrials, Inc. (a)	370	17,890
NCI Building Systems, Inc. (a)	14,152	102,602
Quanex Building Products Corp.	3,457	46,981
Universal Forest Products, Inc.	11,148	289,402
		780,734
Commercial Services & Supplies - 4.1%
ACCO Brands Corp.	20,593	139,621
Brady Corp. Class A	37,601	1,634,139
Deluxe Corp.	12,655	486,458
Herman Miller, Inc.	50,484	1,527,141
Interface, Inc.	2,641	37,634
Kimball International, Inc. Class B	80,021	1,135,498
Knoll, Inc.	9,831	162,015
Msa Safety, Inc.	6,502	612,944
Pitney Bowes, Inc.	134,743	796,331
Quad/Graphics, Inc. (b)	60,890	750,165
SP Plus Corp. (a)	7,610	224,799
Steelcase, Inc. Class A	99,451	1,474,858
Tetra Tech, Inc.	9,572	495,542
UniFirst Corp.	1,947	278,557
VSE Corp.	5,069	151,614
		9,907,316
Construction & Engineering - 1.2%
Argan, Inc.	9,069	343,171
EMCOR Group, Inc.	27,934	1,667,380
KBR, Inc.	35,389	537,205
Primoris Services Corp.	14,164	270,957
		2,818,713
Electrical Equipment - 0.7%
EnerSys	5,983	464,341
Generac Holdings, Inc. (a)	20,544	1,021,037
Preformed Line Products Co.	4,293	232,895
		1,718,273
Machinery - 1.0%
Global Brass & Copper Holdings, Inc.	22,665	570,025
Gorman-Rupp Co.	2,641	85,595
Hillenbrand, Inc.	1,781	67,553
Hurco Companies, Inc.	9,659	344,826
Hyster-Yale Materials Handling Class A	7,861	487,068
L.B. Foster Co. Class A (a)	2,146	34,121
Woodward, Inc.	13,037	968,519
		2,557,707
Professional Services - 3.7%
Barrett Business Services, Inc.	9,676	553,951
Heidrick & Struggles International, Inc.	34,034	1,061,520
ICF International, Inc.	644	41,718
Insperity, Inc.	18,562	1,732,948
Kelly Services, Inc. Class A (non-vtg.)	21,095	432,026
Kforce, Inc.	45,344	1,402,036
Korn/Ferry International	19,880	786,055
Navigant Consulting, Inc.	6,308	151,707
Resources Connection, Inc.	87,666	1,244,857
TriNet Group, Inc. (a)	31,686	1,329,228
TrueBlue, Inc. (a)	13,524	300,909
		9,036,955
Road & Rail - 0.1%
ArcBest Corp.	4,204	144,029
U.S.A. Truck, Inc. (a)	2,476	37,066
Universal Logistics Holdings, Inc.	659	11,921
		193,016
Trading Companies & Distributors - 1.1%
BMC Stock Holdings, Inc. (a)	4,477	69,304
Kaman Corp.	4,128	231,540
Rush Enterprises, Inc. Class A	40,136	1,383,889
Systemax, Inc.	16,468	393,421
Triton International Ltd.	21,000	652,470
		2,730,624

TOTAL INDUSTRIALS		33,669,104

INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 1.7%
ADTRAN, Inc.	3,158	33,917
Calix Networks, Inc. (a)	113,075	1,102,481
Ciena Corp. (a)	56,817	1,926,664
Communications Systems, Inc.	3,029	6,149
Comtech Telecommunications Corp.	13,931	339,081
Digi International, Inc. (a)	7,081	71,447
Finisar Corp. (a)	2,901	62,662
Harmonic, Inc. (a)	5,001	23,605
Infinera Corp. (a)	25,717	102,611
Plantronics, Inc.	11,913	394,320
		4,062,937
Electronic Equipment & Components - 4.9%
Anixter International, Inc. (a)	14,334	778,480
Belden, Inc. (b)	24,071	1,005,446
Benchmark Electronics, Inc.	30,553	647,113
Fabrinet	11,487	589,398
Fitbit, Inc. (a)(b)	126,993	631,155
Insight Enterprises, Inc. (a)	21,902	892,507
Kimball Electronics, Inc. (a)	33,412	517,552
PC Connection, Inc.	3,161	93,977
Plexus Corp. (a)	4,548	232,312
ScanSource, Inc. (a)	20,564	706,990
SYNNEX Corp.	21,167	1,711,140
Tech Data Corp. (a)	21,281	1,740,999
TTM Technologies, Inc. (a)(b)	91,973	894,897
Vishay Intertechnology, Inc. (b)	89,422	1,610,490
		12,052,456
Internet Software & Services - 1.0%
CarGurus, Inc. Class A (a)	39,154	1,320,664
Yext, Inc. (a)	80,092	1,189,366
		2,510,030
IT Services - 4.0%
CACI International, Inc. Class A (a)	11,634	1,675,645
CSG Systems International, Inc.	44,077	1,400,326
EVERTEC, Inc.	55,098	1,581,313
ManTech International Corp. Class A	3,432	179,476
Maximus, Inc.	28,620	1,862,876
Presidio, Inc.	14,855	193,858
Science Applications International Corp.	25,181	1,604,030
Sykes Enterprises, Inc. (a)	54,023	1,335,989
Travelport Worldwide Ltd.	1,101	17,198
		9,850,711
Semiconductors & Semiconductor Equipment - 2.5%
Alpha & Omega Semiconductor Ltd. (a)	3,384	34,483
Amkor Technology, Inc. (a)	154,678	1,014,688
Cirrus Logic, Inc. (a)	40,332	1,338,216
Integrated Device Technology, Inc. (a)	11,063	535,781
Lattice Semiconductor Corp. (a)	52,151	360,885
Rambus, Inc. (a)	97,961	751,361
Rudolph Technologies, Inc. (a)	33,131	678,192
Synaptics, Inc. (a)(b)	39,877	1,483,823
Veeco Instruments, Inc. (a)	6,236	46,209
		6,243,638
Software - 1.9%
Altair Engineering, Inc. Class A (a)	3,430	94,599
Alteryx, Inc. Class A (a)(b)	431	25,632
Box, Inc. Class A (a)	42,991	725,688
CommVault Systems, Inc. (a)	13,248	782,824
Imperva, Inc. (a)	385	21,441
MobileIron, Inc. (a)	4,086	18,755
Progress Software Corp.	44,192	1,568,374
QAD, Inc. Class A	3,705	145,718
SailPoint Technologies Holding, Inc. (a)	3,132	73,571
TiVo Corp.	17,620	165,804
Verint Systems, Inc. (a)	6,657	281,658
Workiva, Inc. (a)	5,204	186,772
Zedge, Inc. (a)	8,694	21,283
Zscaler, Inc. (a)(b)	12,268	481,028
		4,593,147
Technology Hardware, Storage & Peripherals - 0.3%
Diebold Nixdorf, Inc. (b)	17,236	42,918
Immersion Corp. (a)	43,504	389,796
Stratasys Ltd. (a)(b)	12,823	230,942
		663,656

TOTAL INFORMATION TECHNOLOGY		39,976,575

MATERIALS - 5.7%
Chemicals - 2.6%
Amyris, Inc. (a)(b)	8,751	29,228
FutureFuel Corp.	61,108	969,173
Kraton Performance Polymers, Inc. (a)	52,996	1,157,433
Minerals Technologies, Inc.	4,463	229,130
PolyOne Corp.	31,083	888,974
Stepan Co.	17,417	1,288,858
Trinseo SA	24,503	1,121,747
Tronox Ltd. Class A	65,177	507,077
Valhi, Inc.	25,439	49,097
		6,240,717
Containers & Packaging - 0.4%
Greif, Inc. Class B	215	9,546
Myers Industries, Inc.	70,122	1,059,543
		1,069,089
Metals & Mining - 1.2%
Atkore International Group, Inc. (a)	67,235	1,333,942
Schnitzer Steel Industries, Inc. Class A	3,122	67,279
SunCoke Energy, Inc.	25,541	218,376
Warrior Metropolitan Coal, Inc.	59,618	1,437,390
		3,056,987
Paper & Forest Products - 1.5%
Louisiana-Pacific Corp.	75,503	1,677,677
Schweitzer-Mauduit International, Inc.	40,345	1,010,642
Verso Corp. (a)	38,676	866,342
		3,554,661

TOTAL MATERIALS		13,921,454

REAL ESTATE - 4.9%
Equity Real Estate Investment Trusts (REITs) - 4.7%
Americold Realty Trust (b)	58,437	1,492,481
Ashford Hospitality Trust, Inc.	4,753	19,012
Braemar Hotels & Resorts, Inc.	6,358	56,777
BRT Realty Trust	591	6,761
Chatham Lodging Trust	2,516	44,483
Chesapeake Lodging Trust	40,036	974,877
Corrections Corp. of America	76,231	1,359,199
DiamondRock Hospitality Co.	91,196	828,060
Investors Real Estate Trust	371	18,205
Kite Realty Group Trust	3,529	49,724
New Senior Investment Group, Inc.	13,369	55,080
Piedmont Office Realty Trust, Inc. Class A	5,364	91,403
Preferred Apartment Communities, Inc. Class A	7,085	99,615
PS Business Parks, Inc.	1,073	140,563
Rexford Industrial Realty, Inc.	4,582	135,032
RLJ Lodging Trust	93,095	1,526,758
Ryman Hospitality Properties, Inc.	19,425	1,295,453
Spirit MTA REIT	2,170	15,472
Sunstone Hotel Investors, Inc.	125,630	1,634,446
The GEO Group, Inc.	10,305	203,009
Xenia Hotels & Resorts, Inc.	83,507	1,436,320
		11,482,730
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA (a)(b)	510	11,470
Gyrodyne LLC (a)	137	2,358
Kennedy-Wilson Holdings, Inc.	15,820	287,449
Maui Land & Pineapple, Inc. (a)	2,790	27,677
Newmark Group, Inc.	18,725	150,175
		479,129

TOTAL REAL ESTATE		11,961,859

UTILITIES - 3.1%
Electric Utilities - 1.6%
Allete, Inc.	23,601	1,798,868
IDACORP, Inc.	1,819	169,276
Otter Tail Corp.	2,639	131,000
Portland General Electric Co.	40,005	1,834,229
		3,933,373
Gas Utilities - 0.3%
Southwest Gas Holdings, Inc.	9,816	750,924
Independent Power and Renewable Electricity Producers - 0.9%
Atlantic Power Corp. (a)	58,876	127,761
NRG Yield, Inc.:
Class A	77,671	1,314,193
Class C	2,344	40,434
Pattern Energy Group, Inc. (b)	39,717	739,531
		2,221,919
Multi-Utilities - 0.3%
Avista Corp.	2,811	119,411
Black Hills Corp.	2,524	158,457
NorthWestern Energy Corp.	6,076	361,157
		639,025

TOTAL UTILITIES		7,545,241

TOTAL COMMON STOCKS
(Cost $257,587,610)		241,352,639
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.1% 1/3/19 (c)
(Cost $399,954)	400,000	399,975
	Shares	Value

Money Market Funds - 8.6%
Fidelity Cash Central Fund, 2.42% (d)	2,213,893	$2,214,336
Fidelity Securities Lending Cash Central Fund 2.41% (d)(e)	18,792,762	18,794,642
TOTAL MONEY MARKET FUNDS
(Cost $21,008,948)		21,008,978
TOTAL INVESTMENT IN SECURITIES - 107.5%
(Cost $278,996,512)		262,761,592
NET OTHER ASSETS (LIABILITIES) - (7.5)%		(18,341,613)
NET ASSETS - 100%		$244,419,979

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	42	March 2019	$2,832,900	$(11,513)	$(11,513)

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $234,985.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$94,479
Fidelity Securities Lending Cash Central Fund	78,761
Total	$173,240

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$6,783,116	$6,783,116	$--	$--
Consumer Discretionary	31,439,916	31,439,916	--	--
Consumer Staples	7,128,994	7,128,994	--	--
Energy	7,894,037	7,894,037	--	--
Financials	41,064,987	41,064,987	--	--
Health Care	39,967,356	39,967,356	--	--
Industrials	33,669,104	33,669,104	--	--
Information Technology	39,976,575	39,976,575	--	--
Materials	13,921,454	13,921,454	--	--
Real Estate	11,961,859	11,961,859	--	--
Utilities	7,545,241	7,545,241	--	--
U.S. Government and Government Agency Obligations	399,975	--	399,975	--
Money Market Funds	21,008,978	21,008,978	--	--
Total Investments in Securities:	$262,761,592	$262,361,617	$399,975	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(11,513)	$(11,513)	$--	$--
Total Liabilities	$(11,513)	$(11,513)	$--	$--
Total Derivative Instruments:	$(11,513)	$(11,513)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(11,513)
Total Equity Risk	0	(11,513)
Total Value of Derivatives	$0	$(11,513)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2018
Assets
Investment in securities, at value (including securities loaned of $18,304,117) — See accompanying schedule: Unaffiliated issuers (cost $257,987,564)	$241,752,614
Fidelity Central Funds (cost $21,008,948)	21,008,978
Total Investment in Securities (cost $278,996,512)		$262,761,592
Receivable for investments sold		22,941
Receivable for fund shares sold		84,738
Dividends receivable		566,725
Distributions receivable from Fidelity Central Funds		9,621
Receivable for daily variation margin on futures contracts		17,010
Prepaid expenses		443
Other receivables		65
Total assets		263,463,135
Liabilities
Payable to custodian bank	$22,941
Payable for fund shares redeemed	38,050
Accrued management fee	95,675
Distribution and service plan fees payable	1,473
Other affiliated payables	36,908
Other payables and accrued expenses	55,886
Collateral on securities loaned	18,792,223
Total liabilities		19,043,156
Net Assets		$244,419,979
Net Assets consist of:
Paid in capital		$243,937,558
Total distributable earnings (loss)		482,421
Net Assets		$244,419,979
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($24,284,960 ÷ 1,857,747 shares)		$13.07
Service Class:
Net Asset Value, offering price and redemption price per share ($193,182 ÷ 14,729 shares)		$13.12
Service Class 2:
Net Asset Value, offering price and redemption price per share ($6,822,895 ÷ 520,423 shares)		$13.11
Investor Class:
Net Asset Value, offering price and redemption price per share ($213,118,942 ÷ 16,372,137 shares)		$13.02

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2018
Investment Income
Dividends		$4,266,658
Interest		9,683
Income from Fidelity Central Funds		173,240
Total income		4,449,581
Expenses
Management fee	$1,331,893
Transfer agent fees	396,187
Distribution and service plan fees	19,900
Accounting and security lending fees	117,824
Custodian fees and expenses	61,938
Independent trustees' fees and expenses	1,610
Audit	53,840
Legal	25,073
Miscellaneous	1,936
Total expenses before reductions	2,010,201
Expense reductions	(202)
Total expenses after reductions		2,009,999
Net investment income (loss)		2,439,582
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,627,512
Fidelity Central Funds	524
Foreign currency transactions	(38)
Futures contracts	(198,535)
Total net realized gain (loss)		21,429,463
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(62,917,601)
Fidelity Central Funds	(3,955)
Futures contracts	(71,495)
Total change in net unrealized appreciation (depreciation)		(62,993,051)
Net gain (loss)		(41,563,588)
Net increase (decrease) in net assets resulting from operations		$(39,124,006)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2018	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,439,582	$1,772,804
Net realized gain (loss)	21,429,463	24,764,224
Change in net unrealized appreciation (depreciation)	(62,993,051)	(8,056,562)
Net increase (decrease) in net assets resulting from operations	(39,124,006)	18,480,466
Distributions to shareholders	(29,092,038)	–
Distributions to shareholders from net investment income	–	(1,887,602)
Distributions to shareholders from net realized gain	–	(7,801,890)
Total distributions	(29,092,038)	(9,689,492)
Share transactions - net increase (decrease)	21,956,747	(29,728,112)
Total increase (decrease) in net assets	(46,259,297)	(20,937,138)
Net Assets
Beginning of period	290,679,276	311,616,414
End of period	$244,419,979	$290,679,276
Other Information
Undistributed net investment income end of period		$377,410

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Disciplined Small Cap Portfolio Initial Class

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$16.86	$16.25	$14.52	$14.94	$15.40
Income from Investment Operations
Net investment income (loss)A	.14	.11	.13	.10	.06
Net realized and unrealized gain (loss)	(2.20)	1.01	2.75	(.40)	.69
Total from investment operations	(2.06)	1.12	2.88	(.30)	.75
Distributions from net investment income	(.14)	(.12)	(.09)	(.09)	(.07)
Distributions from net realized gain	(1.59)	(.40)	(1.06)	(.03)	(1.14)
Total distributions	(1.73)	(.51)B	(1.15)	(.12)	(1.21)
Net asset value, end of period	$13.07	$16.86	$16.25	$14.52	$14.94
Total ReturnC,D	(13.08)%	7.02%	22.68%	(1.99)%	5.28%
Ratios to Average Net AssetsE,F
Expenses before reductions	.60%	.83%	.86%	.85%	.85%
Expenses net of fee waivers, if any	.60%	.83%	.86%	.84%	.85%
Expenses net of all reductions	.60%	.83%	.86%	.84%	.85%
Net investment income (loss)	.90%	.67%	.90%	.68%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$24,285	$31,332	$41,185	$30,227	$33,658
Portfolio turnover rateG	103%	103%	83%	96%	100%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.51 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.395 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Disciplined Small Cap Portfolio Service Class

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$16.91	$16.29	$14.56	$14.98	$15.44
Income from Investment Operations
Net investment income (loss)A	.13	.09	.11	.09	.05
Net realized and unrealized gain (loss)	(2.21)	1.03	2.75	(.40)	.68
Total from investment operations	(2.08)	1.12	2.86	(.31)	.73
Distributions from net investment income	(.12)	(.10)	(.07)	(.08)	(.05)
Distributions from net realized gain	(1.59)	(.40)	(1.06)	(.03)	(1.14)
Total distributions	(1.71)	(.50)	(1.13)	(.11)	(1.19)
Net asset value, end of period	$13.12	$16.91	$16.29	$14.56	$14.98
Total ReturnB,C	(13.13)%	6.97%	22.49%	(2.09)%	5.19%
Ratios to Average Net AssetsD,E
Expenses before reductions	.70%	.93%	.96%	.95%	.95%
Expenses net of fee waivers, if any	.70%	.93%	.96%	.94%	.95%
Expenses net of all reductions	.70%	.93%	.96%	.94%	.95%
Net investment income (loss)	.80%	.57%	.80%	.58%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$193	$249	$266	$311	$320
Portfolio turnover rateF	103%	103%	83%	96%	100%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Disciplined Small Cap Portfolio Service Class 2

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$16.90	$16.29	$14.58	$14.99	$15.45
Income from Investment Operations
Net investment income (loss)A	.10	.07	.09	.07	.02
Net realized and unrealized gain (loss)	(2.20)	1.02	2.75	(.40)	.68
Total from investment operations	(2.10)	1.09	2.84	(.33)	.70
Distributions from net investment income	(.10)	(.08)	(.07)	(.05)	(.02)
Distributions from net realized gain	(1.59)	(.40)	(1.06)	(.03)	(1.14)
Total distributions	(1.69)	(.48)	(1.13)	(.08)	(1.16)
Net asset value, end of period	$13.11	$16.90	$16.29	$14.58	$14.99
Total ReturnB,C	(13.29)%	6.79%	22.31%	(2.18)%	4.93%
Ratios to Average Net AssetsD,E
Expenses before reductions	.85%	1.08%	1.11%	1.10%	1.14%
Expenses net of fee waivers, if any	.85%	1.08%	1.11%	1.10%	1.14%
Expenses net of all reductions	.85%	1.08%	1.11%	1.10%	1.14%
Net investment income (loss)	.65%	.42%	.65%	.43%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$6,823	$7,881	$6,403	$3,198	$3,097
Portfolio turnover rateF	103%	103%	83%	96%	100%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Disciplined Small Cap Portfolio Investor Class

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$16.79	$16.19	$14.48	$14.89	$15.36
Income from Investment Operations
Net investment income (loss)A	.13	.09	.11	.09	.05
Net realized and unrealized gain (loss)	(2.19)	1.01	2.74	(.39)	.68
Total from investment operations	(2.06)	1.10	2.85	(.30)	.73
Distributions from net investment income	(.12)	(.10)	(.08)	(.08)	(.05)
Distributions from net realized gain	(1.59)	(.40)	(1.06)	(.03)	(1.14)
Total distributions	(1.71)	(.50)	(1.14)	(.11)	(1.20)B
Net asset value, end of period	$13.02	$16.79	$16.19	$14.48	$14.89
Total ReturnC,D	(13.09)%	6.91%	22.54%	(2.00)%	5.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	.68%	.91%	.94%	.93%	.93%
Expenses net of fee waivers, if any	.68%	.91%	.94%	.92%	.93%
Expenses net of all reductions	.68%	.91%	.94%	.92%	.93%
Net investment income (loss)	.82%	.59%	.82%	.60%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$213,119	$251,217	$263,763	$190,669	$173,570
Portfolio turnover rateG	103%	103%	83%	96%	100%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.20 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $1.141 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2018

1. Organization.

VIP Disciplined Small Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, passive foreign investment companies (PFIC), market discount, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$24,609,758
Gross unrealized depreciation	(42,680,431)
Net unrealized appreciation (depreciation)	$(18,070,673)
Tax Cost	$280,832,265

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$507,518
Undistributed long-term capital gain	$22,617,379
Net unrealized appreciation (depreciation) on securities and other investments	$(18,070,673)

The Fund intends to elect to defer to its next fiscal year $4,571,803 of capital losses recognized during the period November 1, 2018 to December 31, 2018.

The tax character of distributions paid was as follows:

	December 31, 2018	December 31, 2017
Ordinary Income	$5,236,536	$ 2,973,631
Long-term Capital Gains	23,855,502	6,715,861
Total	$29,092,038	$ 9,689,492

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $300,243,953 and $296,375,288, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of the Fund's average net assets. Prior to December 1, 2017, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24%.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$235
Service Class 2	19,665
$19,900

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$19,694
Service Class	152
Service Class 2	5,088
Investor Class	371,253
$396,187

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annual rate of .04%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $804 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $78,761, including $1,756 from securities loaned to FCM.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $202.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2018	Year ended December 31, 2017
Distributions to shareholders
Initial Class	$3,020,567	$–
Service Class	25,199	–
Service Class 2	726,133	–
Investor Class	25,320,139	–
Total	$29,092,038	$–
From net investment income
Initial Class	$–	$243,380
Service Class	–	1,545
Service Class 2	–	36,671
Investor Class	–	1,606,006
Total	$–	$1,887,602
From net realized gain
Initial Class	$–	$1,006,342
Service Class	–	6,341
Service Class 2	–	155,568
Investor Class	–	6,633,639
Total	$–	$7,801,890

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2018	Year ended December 31, 2017
Initial Class
Shares sold	389,181	359,158	$6,282,040	$5,847,426
Reinvestment of distributions	208,832	76,652	3,020,567	1,249,722
Shares redeemed	(598,663)	(1,112,602)	(9,449,635)	(17,806,943)
Net increase (decrease)	(650)	(676,792)	$(147,028)	$(10,709,795)
Service Class
Reinvestment of distributions	–	482	$–	$7,886
Shares redeemed	–	(2,058)	–	(33,107)
Net increase (decrease)	–	(1,576)	$–	$(25,221)
Service Class 2
Shares sold	168,813	371,124	$2,716,157	$5,997,819
Reinvestment of distributions	50,094	11,728	726,133	192,239
Shares redeemed	(164,886)	(309,508)	(2,739,409)	(5,064,390)
Net increase (decrease)	54,021	73,344	$702,881	$1,125,668
Investor Class
Shares sold	1,984,812	1,955,751	$32,467,274	$31,681,480
Reinvestment of distributions	1,758,395	506,846	25,320,139	8,239,645
Shares redeemed	(2,329,721)	(3,800,361)	(36,386,519)	(60,039,889)
Net increase (decrease)	1,413,486	(1,337,764)	$21,400,894	$(20,118,764)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 97% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund II and Shareholders of VIP Disciplined Small Cap Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of VIP Disciplined Small Cap Portfolio (the "Fund"), a fund of Variable Insurance Products Fund II, including the schedule of investments, as of December 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 11, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael E. Wiley, each of the Trustees oversees 283 funds. Mr. Wiley oversees 192 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 to December 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During Period-B July 1, 2018 to December 31, 2018
Initial Class	.60%
Actual		$1,000.00	$818.00	$2.75
Hypothetical-C		$1,000.00	$1,022.18	$3.06
Service Class	.70%
Actual		$1,000.00	$818.20	$3.21
Hypothetical-C		$1,000.00	$1,021.68	$3.57
Service Class 2.85%
Actual		$1,000.00	$817.50	$3.89
Hypothetical-C		$1,000.00	$1,020.92	$4.33
Investor Class	.68%
Actual		$1,000.00	$818.20	$3.12
Hypothetical-C		$1,000.00	$1,021.78	$3.47

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of VIP Disciplined Small Cap Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
VIP Disciplined Small Cap Portfolio
Initial Class	02/08/19	02/08/19	$0.031	$1.209
Service Class	02/08/19	02/08/19	$0.028	$1.209
Service Class 2	02/08/19	02/08/19	$0.025	$1.209
Investor Class	02/08/19	02/08/19	$0.029	$1.209

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2018, $22,618,395, or, if subsequently determined to be different, the net capital gain of such year.

Initial Class designates 8% and 58%; Service Class designates 9% and 61%; Service Class 2 designates 12% and 65%; and Investor Class designates 9% and 60%; of the dividends distributed in February and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Board Approval of Investment Advisory Contracts

VIP Disciplined Small Cap Portfolio

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreement with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

VDSC-ANN-0219
1.820582.113

Fidelity® Variable Insurance Products: Emerging Markets Portfolio Annual Report December 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2018	Past 1 year	Past 5 years	Past 10 years
Initial Class	(18.00)%	2.64%	8.25%
Service Class	(18.02)%	2.53%	8.15%
Service Class 2	(18.16)%	2.36%	8.00%
Investor Class	(18.02)%	2.54%	8.18%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Emerging Markets Portfolio - Initial Class on December 31, 2008, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI Emerging Markets Index performed over the same period.

Period Ending Values
$22,094	VIP Emerging Markets Portfolio - Initial Class
$21,761	MSCI Emerging Markets Index

Management's Discussion of Fund Performance

Market Recap:  International equities returned -14.04% in 2018, according to the MSCI ACWI (All Country World Index) ex USA Index. After a strong first month of the year, markets reversed course amid a confluence of overwhelmingly negative factors – including escalating trade tension, a surging U.S. dollar, tepid economic growth in Europe, global central bank tightening, concerns about Italy’s budget stalemate with the EU, and weakness in China’s stock market. Volatility spiked as the fourth quarter began and the index lost 8% in October alone, its largest monthly drop in more than six years, and retreated again in December. For the full year, all 11 market sectors had a negative return. A handful of economically sensitive groups were among the hardest hit: consumer discretionary (-19%), financials (-16%), materials (-16%), information technology (-15%) and industrials (-15%). New-media-infused communications services returned -17%. The more defensive real estate (-11%), consumer staples (-11%), health care (-6%) and utilities (0%) sectors topped the broader market, as did energy, which returned roughly -7% on sharply declining crude-oil prices, especially late in the year. Geographically, all major regions had a double-digit decline. Resource-rich Canada (-17%) suffered most, following by continental Europe, emerging markets and the U.K., all of which returned about -14%. Asia-Pacific ex Japan (-11%) and Japan (-13%) also performed poorly.

Comments from Portfolio Manager Sammy Simnegar:  For the year, the fund’s share classes returned roughly -18%, notably trailing the -14.54% result of the benchmark MSCI Emerging Markets Index. Versus the benchmark, security selection in China was by far the biggest detractor from the fund's performance. Looking at sectors, stock picks within communication services detracted considerably. Choices among industrials and consumer staples stocks, as well as an underweighting in energy and an overweighting in consumer discretionary, also hurt the portfolio's relative result. At the individual stock level, not owning Petroleo Brasileiro (Petrobras), Brazil’s huge state-owned energy company, for most of the year made this stock the fund’s leading detractor versus the benchmark. An out-of-index stake in India’s PC Jeweller (-63%) also hurt, as did our positioning in China-based internet search provider Baidu (-37%). The fund did not own either of these latter two stocks at year-end. Conversely, stock choices in information technology lifted relative performance, as did the fund's small cash position in an environment of faltering global equity markets. Geographically, non-benchmark exposure to developed markets in continental Europe and the United States proved beneficial. Five of the fund’s top-10 relative contributors – including the two largest – were the stocks of Brazil-based companies. These were reinsurer IRB Brasil Resseguros (+119%) and an out-of-index stake in Notre Dame Intermedica Participacoes (+56%), a provider of preventive medicine programs.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of December 31, 2018
India	14.3%
Cayman Islands	13.5%
Brazil	12.3%
United States of America*	11.6%
China	7.4%
Taiwan	7.3%
South Africa	5.3%
Korea (South)	4.7%
Russia	4.5%
Other	19.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of December 31, 2018

% of fund's net assets
Stocks	98.3
Short-Term Investments and Net Other Assets (Liabilities)	1.7

Top Ten Stocks as of December 31, 2018

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	5.6
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	4.5
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	4.4
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	2.8
Naspers Ltd. Class N (South Africa, Media)	2.6
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	1.8
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.7
Ping An Insurance (Group) Co. of China Ltd. (H Shares) (China, Insurance)	1.7
Petroleo Brasileiro SA - Petrobras sponsored ADR (Brazil, Oil, Gas & Consumable Fuels)	1.7
Itau Unibanco Holding SA (Brazil, Banks)	1.6
28.4

Top Market Sectors as of December 31, 2018

% of fund's net assets
Financials	21.7
Information Technology	17.4
Consumer Discretionary	16.9
Communication Services	10.2
Materials	10.1
Consumer Staples	7.5
Energy	6.0
Industrials	4.5
Health Care	2.4
Real Estate	1.6

Schedule of Investments December 31, 2018

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
Belgium - 0.8%
Umicore SA	66,091	$2,639,730
Bermuda - 1.1%
Credicorp Ltd. (United States)	16,476	3,652,235
Brazil - 7.9%
BM&F BOVESPA SA	521,600	3,608,101
CVC Brasil Operadora e Agencia de Viagens SA	108,500	1,712,709
IRB Brasil Resseguros SA	121,100	2,607,755
Localiza Rent A Car SA	348,800	2,677,366
Lojas Renner SA	263,600	2,883,736
Notre Dame Intermedica Participacoes SA	353,800	2,654,584
Rumo SA (a)	660,100	2,895,362
Suzano Papel e Celulose SA	310,300	3,048,758
Vale SA sponsored ADR	427,100	5,633,449

TOTAL BRAZIL		27,721,820

Cayman Islands - 13.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	113,200	15,516,324
Huazhu Group Ltd. ADR	94,200	2,696,946
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	60,200	3,299,562
Shenzhou International Group Holdings Ltd.	263,000	2,980,812
TAL Education Group ADR (a)	124,300	3,316,324
Tencent Holdings Ltd.	485,300	19,460,339

TOTAL CAYMAN ISLANDS		47,270,307

Chile - 1.7%
Banco Santander Chile sponsored ADR	102,300	3,058,770
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (b)	74,500	2,853,350

TOTAL CHILE		5,912,120

China - 7.4%
China International Travel Service Corp. Ltd. (A Shares)	310,262	2,715,385
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	715,451	2,379,809
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	176,920	2,436,267
Kweichow Moutai Co. Ltd. (A Shares)	32,153	2,757,955
Midea Group Co. Ltd. Class A	428,011	2,293,594
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	674,000	5,951,995
Shanghai International Airport Co. Ltd. (A Shares)	355,987	2,627,012
Shenzhen Inovance Technology Co. Ltd. Class A	811,882	2,377,161
Wuliangye Yibin Co. Ltd. Class A	329,459	2,436,996

TOTAL CHINA		25,976,174

France - 2.9%
Dassault Systemes SA	20,800	2,471,337
Hermes International SCA	4,508	2,504,012
Kering SA	5,520	2,603,181
LVMH Moet Hennessy - Louis Vuitton SA	8,559	2,505,869

TOTAL FRANCE		10,084,399

Germany - 0.7%
Wirecard AG	16,400	2,495,352
Hong Kong - 0.8%
AIA Group Ltd.	314,800	2,613,115
India - 14.3%
Asian Paints Ltd.	138,972	2,742,784
Dabur India Ltd.	480,300	2,973,138
Eicher Motors Ltd.	7,889	2,626,078
Godrej Consumer Products Ltd.	259,364	3,022,185
HDFC Bank Ltd.	89,360	2,727,890
Hindustan Unilever Ltd.	133,800	3,499,629
Housing Development Finance Corp. Ltd.	212,350	6,008,037
IndusInd Bank Ltd.	115,532	2,655,891
ITC Ltd.	899,800	3,642,787
Kotak Mahindra Bank Ltd.	145,507	2,627,994
Maruti Suzuki India Ltd.	31,622	3,393,331
Reliance Industries Ltd.	383,986	6,188,649
Tata Consultancy Services Ltd.	193,700	5,270,717
Titan Co. Ltd.	201,221	2,692,781

TOTAL INDIA		50,071,891

Indonesia - 2.2%
PT Bank Central Asia Tbk	2,148,300	3,884,270
PT Bank Rakyat Indonesia Tbk	15,012,100	3,820,882

TOTAL INDONESIA		7,705,152

Ireland - 0.8%
Accenture PLC Class A	18,800	2,650,988
Japan - 0.7%
Keyence Corp.	4,700	2,375,596
Kenya - 0.4%
Safaricom Ltd.	5,636,800	1,228,037
Korea (South) - 4.7%
LG Chemical Ltd.	11,313	3,524,394
LG Household & Health Care Ltd.	3,078	3,042,518
Samsung Electronics Co. Ltd.	287,571	9,991,559

TOTAL KOREA (SOUTH)		16,558,471

Netherlands - 1.5%
ASML Holding NV (Netherlands)	15,800	2,475,222
Yandex NV Series A (a)	103,000	2,817,050

TOTAL NETHERLANDS		5,292,272

Philippines - 1.7%
Ayala Corp.	30,480	522,514
Ayala Land, Inc.	3,493,800	2,701,872
SM Prime Holdings, Inc.	4,154,600	2,833,042

TOTAL PHILIPPINES		6,057,428

Russia - 4.5%
Alrosa Co. Ltd.	1,781,500	2,488,344
Lukoil PJSC sponsored ADR	72,000	5,146,560
NOVATEK OAO GDR (Reg. S)	21,310	3,644,010
Sberbank of Russia	1,693,600	4,574,370

TOTAL RUSSIA		15,853,284

South Africa - 5.3%
Capitec Bank Holdings Ltd.	38,500	2,983,506
FirstRand Ltd.	790,600	3,601,082
Mondi Ltd.	130,766	2,816,774
Naspers Ltd. Class N	45,468	9,103,441

TOTAL SOUTH AFRICA		18,504,803

Spain - 0.7%
Amadeus IT Holding SA Class A	36,100	2,516,438
Sweden - 0.7%
Hexagon AB (B Shares)	53,500	2,462,837
Switzerland - 0.7%
Sika AG	19,892	2,521,664
Taiwan - 7.3%
E.SUN Financial Holdings Co. Ltd.	4,269,000	2,803,689
Formosa Chemicals & Fibre Corp.	990,000	3,396,504
Formosa Plastics Corp.	1,106,000	3,649,926
Taiwan Semiconductor Manufacturing Co. Ltd.	2,130,000	15,533,134

TOTAL TAIWAN		25,383,253

United Arab Emirates - 0.9%
National Bank of Abu Dhabi PJSC	814,100	3,125,059
United Kingdom - 0.8%
NMC Health PLC	78,300	2,730,560
United States of America - 9.9%
Adobe, Inc. (a)	11,700	2,647,008
Alphabet, Inc. Class A (a)	2,600	2,716,896
Amazon.com, Inc. (a)	1,820	2,733,585
Amphenol Corp. Class A	32,300	2,616,946
HEICO Corp. Class A	42,400	2,671,200
MasterCard, Inc. Class A	14,100	2,659,965
MercadoLibre, Inc.	9,300	2,723,505
Microsoft Corp.	25,700	2,610,349
Moody's Corp.	19,000	2,660,760
S&P Global, Inc.	16,100	2,736,034
Thermo Fisher Scientific, Inc.	12,100	2,707,859
TransDigm Group, Inc. (a)	7,600	2,584,456
Visa, Inc. Class A	20,000	2,638,800

TOTAL UNITED STATES OF AMERICA		34,707,363

TOTAL COMMON STOCKS
(Cost $273,525,367)		328,110,348

Nonconvertible Preferred Stocks - 4.4%
Brazil - 4.4%
Itau Unibanco Holding SA	632,730	5,795,502
Itausa-Investimentos Itau SA (PN)	1,190,700	3,711,193
Petroleo Brasileiro SA - Petrobras sponsored ADR	452,300	5,884,423
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $13,565,548)		15,391,118

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 2.42% (c)	1,159,617	1,159,849
Fidelity Securities Lending Cash Central Fund 2.41% (c)(d)	2,877,645	2,877,933
TOTAL MONEY MARKET FUNDS
(Cost $4,037,782)		4,037,782
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $291,128,697)		347,539,248
NET OTHER ASSETS (LIABILITIES) - 0.5%		1,899,795
NET ASSETS - 100%		$349,439,043

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$91,488
Fidelity Securities Lending Cash Central Fund	37,274
Total	$128,762

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$35,325,763	$26,222,322	$9,103,441	$--
Consumer Discretionary	59,197,734	56,691,865	2,505,869	--
Consumer Staples	26,191,284	26,191,284	--	--
Energy	20,863,642	20,863,642	--	--
Financials	75,730,644	61,843,796	13,886,848	--
Health Care	8,093,003	8,093,003	--	--
Industrials	15,832,557	15,832,557	--	--
Information Technology	61,416,248	41,032,296	20,383,952	--
Materials	35,315,677	30,010,559	5,305,118	--
Real Estate	5,534,914	5,534,914	--	--
Money Market Funds	4,037,782	4,037,782	--	--
Total Investments in Securities:	$347,539,248	$296,354,020	$51,185,228	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$18,858,006
Level 2 to Level 1	$21,857,384

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2018
Assets
Investment in securities, at value (including securities loaned of $2,826,540) — See accompanying schedule: Unaffiliated issuers (cost $287,090,915)	$343,501,466
Fidelity Central Funds (cost $4,037,782)	4,037,782
Total Investment in Securities (cost $291,128,697)		$347,539,248
Foreign currency held at value (cost $185,663)		186,891
Receivable for investments sold		1,180,945
Receivable for fund shares sold		4,643,528
Dividends receivable		430,211
Distributions receivable from Fidelity Central Funds		13,814
Prepaid expenses		529
Other receivables		28,256
Total assets		354,023,422
Liabilities
Payable for investments purchased	$868,440
Payable for fund shares redeemed	440,291
Accrued management fee	226,120
Distribution and service plan fees payable	5,426
Other affiliated payables	43,526
Other payables and accrued expenses	122,376
Collateral on securities loaned	2,878,200
Total liabilities		4,584,379
Net Assets		$349,439,043
Net Assets consist of:
Paid in capital		$313,529,907
Total distributable earnings (loss)		35,909,136
Net Assets		$349,439,043
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($159,140,249 ÷ 15,997,626 shares)		$9.95
Service Class:
Net Asset Value, offering price and redemption price per share ($17,147,136 ÷ 1,720,644 shares)		$9.97
Service Class 2:
Net Asset Value, offering price and redemption price per share ($20,127,698 ÷ 2,021,109 shares)		$9.96
Investor Class:
Net Asset Value, offering price and redemption price per share ($153,023,960 ÷ 15,447,160 shares)		$9.91

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2018
Investment Income
Dividends		$6,797,104
Income from Fidelity Central Funds		128,762
Income before foreign taxes withheld		6,925,866
Less foreign taxes withheld		(722,183)
Total income		6,203,683
Expenses
Management fee	$2,900,226
Transfer agent fees	389,290
Distribution and service plan fees	36,232
Accounting and security lending fees	190,532
Custodian fees and expenses	248,606
Independent trustees' fees and expenses	1,981
Audit	134,893
Legal	3,132
Interest	3,522
Miscellaneous	2,284
Total expenses before reductions	3,910,698
Expense reductions	(112,636)
Total expenses after reductions		3,798,062
Net investment income (loss)		2,405,621
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(10,382,013)
Fidelity Central Funds	(320)
Foreign currency transactions	(117,234)
Total net realized gain (loss)		(10,499,567)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $419,264)	(61,355,760)
Fidelity Central Funds	(63)
Assets and liabilities in foreign currencies	(11,013)
Total change in net unrealized appreciation (depreciation)		(61,366,836)
Net gain (loss)		(71,866,403)
Net increase (decrease) in net assets resulting from operations		$(69,460,782)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2018	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,405,621	$1,831,396
Net realized gain (loss)	(10,499,567)	19,390,030
Change in net unrealized appreciation (depreciation)	(61,366,836)	92,809,479
Net increase (decrease) in net assets resulting from operations	(69,460,782)	114,030,905
Distributions to shareholders	(2,500,207)	–
Distributions to shareholders from net investment income	–	(2,105,874)
Distributions to shareholders from net realized gain	–	(336,794)
Total distributions	(2,500,207)	(2,442,668)
Share transactions - net increase (decrease)	42,453,011	37,991,802
Total increase (decrease) in net assets	(29,507,978)	149,580,039
Net Assets
Beginning of period	378,947,021	229,366,982
End of period	$349,439,043	$378,947,021
Other Information
Undistributed net investment income end of period		$71,956

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Emerging Markets Portfolio Initial Class

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.23	$8.36	$8.14	$9.10	$9.01
Income from Investment Operations
Net investment income (loss)A	.08	.07	.06	.06	.06
Net realized and unrealized gain (loss)	(2.28)	3.88	.20	(.97)	.06
Total from investment operations	(2.20)	3.95	.26	(.91)	.12
Distributions from net investment income	(.08)	(.07)	(.04)	(.05)	(.03)
Distributions from net realized gain	–B	(.01)	–	–	–
Total distributions	(.08)	(.08)	(.04)	(.05)	(.03)
Redemption fees added to paid in capitalA	–	–	–	–B	–B
Net asset value, end of period	$9.95	$12.23	$8.36	$8.14	$9.10
Total ReturnC,D	(18.00)%	47.40%	3.24%	(9.97)%	1.38%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.01%	1.01%	1.05%	1.07%	1.10%
Expenses net of fee waivers, if any	1.01%	1.01%	1.05%	1.07%	1.10%
Expenses net of all reductions	.98%	.99%	1.05%	1.05%	1.10%
Net investment income (loss)	.71%	.64%	.71%	.69%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$159,140	$165,396	$132,435	$112,675	$91,224
Portfolio turnover rateG	117%	82%	86%	106%	96%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Emerging Markets Portfolio Service Class

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.26	$8.39	$8.17	$9.14	$9.04
Income from Investment Operations
Net investment income (loss)A	.06	.06	.05	.05	.05
Net realized and unrealized gain (loss)	(2.27)	3.89	.21	(.98)	.07
Total from investment operations	(2.21)	3.95	.26	(.93)	.12
Distributions from net investment income	(.08)	(.07)	(.04)	(.04)	(.02)
Distributions from net realized gain	–B	(.01)	–	–	–
Total distributions	(.08)	(.08)	(.04)	(.04)	(.02)
Redemption fees added to paid in capitalA	–	–	–	–B	–B
Net asset value, end of period	$9.97	$12.26	$8.39	$8.17	$9.14
Total ReturnC,D	(18.02)%	47.19%	3.13%	(10.15)%	1.36%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.12%	1.11%	1.16%	1.17%	1.20%
Expenses net of fee waivers, if any	1.12%	1.11%	1.16%	1.17%	1.20%
Expenses net of all reductions	1.09%	1.09%	1.15%	1.16%	1.19%
Net investment income (loss)	.60%	.54%	.61%	.58%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$17,147	$1,089	$81	$72	$84
Portfolio turnover rateG	117%	82%	86%	106%	96%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Emerging Markets Portfolio Service Class 2

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.25	$8.38	$8.15	$9.12	$9.03
Income from Investment Operations
Net investment income (loss)A	.05	.04	.04	.04	.03
Net realized and unrealized gain (loss)	(2.27)	3.90	.20	(.98)	.07
Total from investment operations	(2.22)	3.94	.24	(.94)	.10
Distributions from net investment income	(.06)	(.06)	(.01)	(.03)	(.01)
Distributions from net realized gain	–B	(.01)	–	–	–
Total distributions	(.07)C	(.07)	(.01)	(.03)	(.01)
Redemption fees added to paid in capitalA	–	–	–	–B	–B
Net asset value, end of period	$9.96	$12.25	$8.38	$8.15	$9.12
Total ReturnD,E	(18.16)%	47.05%	2.95%	(10.31)%	1.13%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.27%	1.26%	1.31%	1.32%	1.35%
Expenses net of fee waivers, if any	1.26%	1.26%	1.31%	1.32%	1.35%
Expenses net of all reductions	1.23%	1.24%	1.30%	1.30%	1.34%
Net investment income (loss)	.46%	.39%	.45%	.44%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$20,128	$7,246	$2,868	$8,076	$7,681
Portfolio turnover rateH	117%	82%	86%	106%	96%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.07 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $.003 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Emerging Markets Portfolio Investor Class

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.17	$8.32	$8.11	$9.07	$8.98
Income from Investment Operations
Net investment income (loss)A	.07	.06	.05	.05	.05
Net realized and unrealized gain (loss)	(2.26)	3.87	.20	(.96)	.07
Total from investment operations	(2.19)	3.93	.25	(.91)	.12
Distributions from net investment income	(.06)	(.07)	(.04)	(.05)	(.03)
Distributions from net realized gain	–B	(.01)	–	–	–
Total distributions	(.07)C	(.08)	(.04)	(.05)	(.03)
Redemption fees added to paid in capitalA	–	–	–	–B	–B
Net asset value, end of period	$9.91	$12.17	$8.32	$8.11	$9.07
Total ReturnD,E	(18.02)%	47.32%	3.06%	(10.08)%	1.30%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.09%	1.09%	1.14%	1.15%	1.18%
Expenses net of fee waivers, if any	1.09%	1.09%	1.14%	1.15%	1.18%
Expenses net of all reductions	1.06%	1.07%	1.13%	1.13%	1.18%
Net investment income (loss)	.63%	.56%	.63%	.61%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$153,024	$205,217	$93,982	$76,045	$69,854
Portfolio turnover rateH	117%	82%	86%	106%	96%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.07 per share is comprised of distributions from net investment income of $.063 and distributions from net realized gain of $.004 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2018

1. Organization.

VIP Emerging Markets Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$66,222,884
Gross unrealized depreciation	(12,201,248)
Net unrealized appreciation (depreciation)	$54,021,636
Tax Cost	$293,517,612

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(18,052,487)
Net unrealized appreciation (depreciation) on securities and other investments	$54,021,456

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(18,052,487)

The Fund intends to elect to defer to its next fiscal year $59,835 of ordinary losses recognized during the period November 1, 2018 to December 31, 2018.

The tax character of distributions paid was as follows:

	December 31, 2018	December 31, 2017
Ordinary Income	$2,500,207	$ 2,442,668

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $469,345,567 and $423,492,265, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .79% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$4,553
Service Class 2	31,679
$36,232

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$102,787
Service Class	2,956
Service Class 2	8,213
Investor Class	275,334
$389,290

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annual rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,698 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$5,296,083	1.97%	$3,471

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,284.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,022 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $72,770. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $37,274, including $300 from securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $957,000. The weighted average interest rate was 1.92%. The interest expense amounted to $51 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $108,992 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,644.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2018	Year ended December 31, 2017
Distributions to shareholders
Initial Class	$1,212,846	$–
Service Class	128,628	–
Service Class 2	123,374	–
Investor Class	1,035,359	–
Total	$2,500,207	$–
From net investment income
Initial Class	$–	$1,017,988
Service Class	–	5,076
Service Class 2	–	29,491
Investor Class	–	1,053,319
Total	$–	$2,105,874
From net realized gain
Initial Class	$–	$147,812
Service Class	–	968
Service Class 2	–	6,466
Investor Class	–	181,548
Total	$–	$336,794

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2018	Year ended December 31, 2017
Initial Class
Shares sold	7,084,598	3,787,927	$78,572,216	$40,080,203
Reinvestment of distributions	121,693	105,633	1,212,846	1,165,800
Shares redeemed	(4,736,786)	(6,215,200)	(54,722,076)	(66,225,214)
Net increase (decrease)	2,469,505	(2,321,640)	$25,062,986	$(24,979,211)
Service Class
Shares sold	1,717,800	90,604	$17,975,909	$942,041
Reinvestment of distributions	13,038	518	128,540	6,044
Shares redeemed	(98,984)	(12,018)	(1,058,249)	(134,324)
Net increase (decrease)	1,631,854	79,104	$17,046,200	$813,761
Service Class 2
Shares sold	1,613,477	354,795	$17,986,128	$3,726,150
Reinvestment of distributions	12,501	3,169	123,374	35,957
Shares redeemed	(196,177)	(108,883)	(2,212,473)	(1,168,231)
Net increase (decrease)	1,429,801	249,081	$15,897,029	$2,593,876
Investor Class
Shares sold	6,902,758	9,122,232	$80,793,022	$97,121,074
Reinvestment of distributions	103,786	110,035	1,035,359	1,234,867
Shares redeemed	(8,420,884)	(3,665,255)	(97,381,585)	(38,792,565)
Net increase (decrease)	(1,414,340)	5,567,012	$(15,553,204)	$59,563,376

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 27% of the total outstanding shares of the Fund. In addition, at the end of the period, VIP Freedom 2020 Portfolio was the owner of record of approximately 14% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 61% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund II and Shareholders of VIP Emerging Markets Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of VIP Emerging Markets Portfolio (the "Fund"), a fund of Variable Insurance Products Fund II, including the schedule of investments, as of December 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 13, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael E. Wiley, each of the Trustees oversees 283 funds. Mr. Wiley oversees 192 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 to December 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During Period-B July 1, 2018 to December 31, 2018
Initial Class	1.03%
Actual		$1,000.00	$878.40	$4.88
Hypothetical-C		$1,000.00	$1,020.01	$5.24
Service Class	1.12%
Actual		$1,000.00	$878.10	$5.30
Hypothetical-C		$1,000.00	$1,019.56	$5.70
Service Class 2	1.28%
Actual		$1,000.00	$876.90	$6.06
Hypothetical-C		$1,000.00	$1,018.75	$6.51
Investor Class	1.11%
Actual		$1,000.00	$877.80	$5.25
Hypothetical-C		$1,000.00	$1,019.61	$5.65

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

Initial Class designates 2%, and 6%; Service Class designates 3%, and 6%; Service Class 2 designates 5%, and 6%; and Investor Class designates 3%, and 7%; of the dividends distributed in February and December, 2018, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Emerging Markets Portfolio
Initial Class	02/09/18	$0.0070	$0.0000
	12/19/18	$0.0920	$0.0200
Service Class	02/09/18	$0.0060	$0.0000
	12/19/18	$0.0950	$0.0200
Service Class 2	02/09/18	$0.0030	$0.0000
	12/19/18	$0.0820	$0.0200
Investor Class	02/09/18	$0.0060	$0.0000
	12/19/18	$0.0810	$0.0200

Board Approval of Investment Advisory Contracts

VIP Emerging Markets Portfolio

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

VIPEM-ANN-0219
1.858135.110

Fidelity® Variable Insurance Products: Total Market Index Portfolio Extended Market Index Portfolio International Index Portfolio Annual Report December 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

VIP Total Market Index Portfolio
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
VIP Extended Market Index Portfolio
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
VIP International Index Portfolio
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

VIP Total Market Index Portfolio

Performance: The Bottom Line

Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for VIP Total Market Index Portfolio will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Total Market Index Portfolio - Initial Class on April 17, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the undefined performed over the same period.

Period Ending Values
$9,324	VIP Total Market Index Portfolio - Initial Class
$9,303	Fidelity U.S. Total Investable Market Index

VIP Total Market Index Portfolio

Management's Discussion of Fund Performance

Market Recap:  A gain for the 10th consecutive year proved elusive for U.S. stocks in 2018, with resurgent volatility upsetting the aging bull market. The S&P 500® index returned -4.38% for the year after reversing course (-14%) in the fourth quarter. The retreat was in sharp contrast to the benchmark’s steady climb from May into September, when it achieved a record close. As the fourth quarter began, rising U.S. Treasury yields and concern about peaking corporate earnings growth sent many investors fleeing from risk assets as they were still dealing with lingering uncertainty related to global trade and the U.S. Federal Reserve picking up the pace of interest rate hikes. The index returned -6.84% in October, at the time its largest monthly drop in seven years. But things got worse in December, as jitters about the economy and another hike in rates led to a spike in volatility and a -9% result for the month. For the full period, some economically sensitive sectors were at the bottom of the 12-month performance scale: energy (-18%), materials (-15%) and industrials (-13%) fared worst, followed by financials (-13%) and consumer staples (-9%). Meanwhile, communication services, which includes dividend-rich telecom stocks, returned about -7%. In contrast, the defensive health care sector gained roughly 6%. Information technology and consumer discretionary were rattled in the late-year downturn, but earlier strength resulted in advances of 3% and 2%, respectively. Utilities (+4%) and real estate (-2%) also topped the broader market.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  Between the fund's inception date of April 17, 2018, and its fiscal year end on December 31, 2018, the fund's share classes performed roughly in line with the -6.97% return of the benchmark Fidelity U.S. Total Investable Market Index. In a difficult and volatile investment environment, most sectors produced negative returns, led by energy, which struggled as the price of oil fell. Relatively defensive sectors, such as utilities and health care, fared best. On an individual basis, the biggest challenges were underperforming information technology stocks, led by consumer electronics giant Apple (-10%); social media company Facebook (-21%); and NVIDIA (-43%), a maker of graphics processors. Shares of industrial conglomerate General Electric, which experienced a variety of business challenges, also struggled, returning -43%. Also detracting was tobacco manufacturer Philip Morris International (-31%). In contrast, many top-contributing stocks were of pharmaceutical companies that benefited from investors' growing risk aversion, especially during the fourth-quarter market correction. Drug makers Merck (+33%), Pfizer (+23%) and Lilly (+49%) provided especially favorable results. Also contributing was software company Microsoft (+7%), whose strong financial performance, especially from the firm's cloud-computing business, helped drive valuation gains.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Total Market Index Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2018

% of fund's net assets
Apple, Inc.	3.2
Microsoft Corp.	3.1
Amazon.com, Inc.	2.4
Berkshire Hathaway, Inc. Class B	1.6
Johnson & Johnson	1.4
JPMorgan Chase & Co.	1.3
Alphabet, Inc. Class C	1.3
Facebook, Inc. Class A	1.2
Alphabet, Inc. Class A	1.2
Exxon Mobil Corp.	1.1
17.8

Top Market Sectors as of December 31, 2018

% of fund's net assets
Information Technology	19.9
Health Care	14.7
Financials	13.9
Consumer Discretionary	10.2
Industrials	9.9
Communication Services	8.9
Consumer Staples	6.6
Energy	4.8
Real Estate	3.7
Utilities	3.1

Asset Allocation (% of fund's net assets)

As of December 31, 2018 *
Stocks and Equity Futures	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 3.4%

VIP Total Market Index Portfolio

Schedule of Investments December 31, 2018

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
COMMUNICATION SERVICES - 8.9%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	19,825	$565,806
Atlantic Tele-Network, Inc.	44	3,147
CenturyLink, Inc.	3,158	47,844
Cincinnati Bell, Inc. (a)	106	825
Cogent Communications Group, Inc.	120	5,425
Consolidated Communications Holdings, Inc.	224	2,213
Frontier Communications Corp.	201	478
Globalstar, Inc. (a)	772	494
IDT Corp. Class B	22	136
Intelsat SA (a)	125	2,674
Iridium Communications, Inc. (a)	239	4,410
ORBCOMM, Inc. (a)	288	2,379
Verizon Communications, Inc.	13,169	740,361
Vonage Holdings Corp. (a)	733	6,399
WideOpenWest, Inc. (a)	55	392
Windstream Holdings, Inc. (a)	114	238
Zayo Group Holdings, Inc. (a)	614	14,024
		1,397,245
Entertainment - 1.8%
Activision Blizzard, Inc.	2,448	114,003
AMC Entertainment Holdings, Inc. Class A	165	2,026
Cinemark Holdings, Inc.	368	13,174
Electronic Arts, Inc. (a)	997	78,673
Glu Mobile, Inc. (a)	392	3,163
Lions Gate Entertainment Corp.:
Class A	331	5,329
Class B	270	4,018
Live Nation Entertainment, Inc. (a)	444	21,867
Marcus Corp.	70	2,765
Netflix, Inc. (a)	1,400	374,724
Pandora Media, Inc. (a)	828	6,699
Take-Two Interactive Software, Inc. (a)	372	38,294
The Madison Square Garden Co. (a)	55	14,724
The Walt Disney Co.	4,866	533,557
Twenty-First Century Fox, Inc.:
Class A	3,214	154,658
Class B	1,562	74,632
Viacom, Inc.:
Class A	30	834
Class B (non-vtg.)	1,152	29,606
World Wrestling Entertainment, Inc. Class A	127	9,489
Zynga, Inc. (a)	2,462	9,676
		1,491,911
Interactive Media & Services - 3.9%
Alphabet, Inc.:
Class A (a)	955	997,937
Class C (a)	983	1,018,005
Care.com, Inc. (a)	41	792
Facebook, Inc. Class A (a)	7,706	1,010,180
IAC/InterActiveCorp (a)	247	45,211
Liberty TripAdvisor Holdings, Inc. (a)	227	3,607
Match Group, Inc. (b)	195	8,340
MeetMe, Inc. (a)	136	630
QuinStreet, Inc. (a)	141	2,288
Snap, Inc. Class A (a)(b)	663	3,653
TripAdvisor, Inc. (a)	344	18,555
TrueCar, Inc. (a)	194	1,758
Twitter, Inc. (a)	2,091	60,095
Yelp, Inc. (a)	257	8,992
Zillow Group, Inc.:
Class A (a)	145	4,557
Class C (a)	358	11,306
		3,195,906
Media - 1.4%
Altice U.S.A., Inc. Class A	192	3,172
AMC Networks, Inc. Class A (a)	170	9,330
Cable One, Inc.	16	13,122
CBS Corp. Class B	1,183	51,721
Charter Communications, Inc. Class A (a)	627	178,676
Comcast Corp. Class A	15,064	512,929
Discovery Communications, Inc.:
Class A (a)	620	15,339
Class C (non-vtg.) (a)	533	12,302
DISH Network Corp. Class A (a)	726	18,128
E.W. Scripps Co. Class A	138	2,171
Emerald Expositions Events, Inc.	41	506
Entercom Communications Corp. Class A	344	1,964
Entravision Communication Corp. Class A	130	378
Gannett Co., Inc.	475	4,052
GCI Liberty, Inc. (a)	247	10,167
Gray Television, Inc. (a)	231	3,405
Hemisphere Media Group, Inc. (a)	19	231
Interpublic Group of Companies, Inc.	1,266	26,118
John Wiley & Sons, Inc. Class A	155	7,280
Liberty Broadband Corp.:
Class A (a)	130	9,335
Class C (a)	459	33,062
Liberty Global PLC:
Class A (a)	758	16,176
Class C (a)	1,910	39,422
Liberty Latin America Ltd. (a)	401	5,843
Liberty Latin America Ltd. Class A (a)	115	1,665
Liberty Media Corp.:
Liberty Braves Class A (a)	132	3,292
Liberty Braves Class C (a)	29	722
Liberty Formula One Group Series C (a)	717	22,012
Liberty Media Class A (a)	15	446
Liberty SiriusXM Series A (a)	263	9,678
Liberty SiriusXM Series C (a)	570	21,079
Loral Space & Communications Ltd. (a)	39	1,453
Meredith Corp.	123	6,389
MSG Network, Inc. Class A (a)	200	4,712
National CineMedia, Inc.	133	862
New Media Investment Group, Inc.	131	1,516
News Corp.:
Class A	1,088	12,349
Class B	573	6,618
Nexstar Broadcasting Group, Inc. Class A	153	12,032
Omnicom Group, Inc.	743	54,417
Scholastic Corp.	85	3,422
Sinclair Broadcast Group, Inc. Class A	260	6,848
Sirius XM Holdings, Inc. (b)	4,772	27,248
Tegna, Inc.	735	7,989
The New York Times Co. Class A	421	9,384
Tribune Media Co. Class A	227	10,301
tronc, Inc. (a)	60	680
		1,199,943
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	106	2,180
Gogo, Inc. (a)	151	451
Shenandoah Telecommunications Co.	174	7,700
Spok Holdings, Inc.	71	941
Sprint Corp. (a)	2,217	12,903
T-Mobile U.S., Inc. (a)	929	59,094
Telephone & Data Systems, Inc.	291	9,469
U.S. Cellular Corp. (a)	49	2,547
		95,285

TOTAL COMMUNICATION SERVICES		7,380,290

CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.3%
Adient PLC	311	4,684
American Axle & Manufacturing Holdings, Inc. (a)	288	3,197
Aptiv PLC	868	53,443
Autoliv, Inc.	289	20,296
BorgWarner, Inc.	663	23,033
Cooper Tire & Rubber Co.	150	4,850
Cooper-Standard Holding, Inc. (a)	44	2,733
Dana Holding Corp.	509	6,938
Delphi Technologies PLC	254	3,637
Dorman Products, Inc. (a)	105	9,452
Fox Factory Holding Corp. (a)	112	6,593
Garrett Motion, Inc. (a)(b)	208	2,567
Gentex Corp.	903	18,250
Gentherm, Inc. (a)	128	5,117
Hertz Global Holdings, Inc. (a)	246	3,358
Horizon Global Corp. (a)	21	30
LCI Industries	87	5,812
Lear Corp.	221	27,152
Modine Manufacturing Co. (a)	132	1,427
Motorcar Parts of America, Inc. (a)	43	716
Standard Motor Products, Inc.	73	3,535
Stoneridge, Inc. (a)	61	1,504
Superior Industries International, Inc.	55	265
Tenneco, Inc.	207	5,670
The Goodyear Tire & Rubber Co.	803	16,389
Tower International, Inc.	56	1,333
Veoneer, Inc. (a)(b)	262	6,175
Visteon Corp. (a)	110	6,631
		244,787
Automobiles - 0.5%
Ford Motor Co.	12,651	96,780
General Motors Co.	4,137	138,383
Harley-Davidson, Inc.	560	19,107
REV Group, Inc.	66	496
Tesla, Inc. (a)(b)	430	143,104
Thor Industries, Inc.	164	8,528
Winnebago Industries, Inc.	77	1,864
		408,262
Distributors - 0.1%
Core-Mark Holding Co., Inc.	163	3,790
Genuine Parts Co.	472	45,321
LKQ Corp. (a)	1,054	25,011
Pool Corp.	131	19,473
		93,595
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	184	8,707
American Public Education, Inc. (a)	31	882
Bridgepoint Education, Inc. (a)	63	442
Bright Horizons Family Solutions, Inc. (a)	167	18,612
Career Education Corp. (a)	219	2,501
Carriage Services, Inc.	142	2,201
Chegg, Inc. (a)	242	6,878
Frontdoor, Inc. (a)	226	6,014
Graham Holdings Co.	15	9,609
Grand Canyon Education, Inc. (a)	154	14,806
H&R Block, Inc.	696	17,658
Houghton Mifflin Harcourt Co. (a)	357	3,163
K12, Inc. (a)	130	3,223
Laureate Education, Inc. Class A (a)	96	1,463
Regis Corp. (a)	91	1,542
Service Corp. International	611	24,599
ServiceMaster Global Holdings, Inc. (a)	424	15,578
Sotheby's Class A (Ltd. vtg.) (a)	110	4,371
Strategic Education, Inc.	41	4,650
Weight Watchers International, Inc. (a)	90	3,470
		150,369
Hotels, Restaurants & Leisure - 2.1%
ARAMARK Holdings Corp.	776	22,481
Belmond Ltd. Class A (a)	282	7,058
Biglari Holdings, Inc. (a)	3	341
BJ's Restaurants, Inc.	61	3,085
Bloomin' Brands, Inc.	270	4,830
Bojangles', Inc. (a)	41	659
Boyd Gaming Corp.	256	5,320
Brinker International, Inc.	167	7,345
Caesars Entertainment Corp. (a)(b)	420	2,852
Carnival Corp.	1,319	65,027
Carrols Restaurant Group, Inc. (a)	82	807
Chipotle Mexican Grill, Inc. (a)	80	34,543
Choice Hotels International, Inc.	130	9,305
Churchill Downs, Inc.	44	10,733
Chuy's Holdings, Inc. (a)	28	497
Cracker Barrel Old Country Store, Inc.	78	12,469
Darden Restaurants, Inc.	402	40,144
Dave & Buster's Entertainment, Inc.	137	6,105
Del Frisco's Restaurant Group, Inc. (a)	59	422
Del Taco Restaurants, Inc. (a)	87	869
Denny's Corp. (a)	228	3,696
Dine Brands Global, Inc.	57	3,838
Domino's Pizza, Inc.	142	35,215
Drive Shack, Inc. (a)	181	710
Dunkin' Brands Group, Inc.	298	19,108
El Pollo Loco Holdings, Inc. (a)	75	1,138
Eldorado Resorts, Inc. (a)(b)	200	7,242
Extended Stay America, Inc. unit	589	9,130
Fiesta Restaurant Group, Inc. (a)	72	1,117
Golden Entertainment, Inc. (a)	35	561
Habit Restaurants, Inc. Class A (a)	52	546
Hilton Grand Vacations, Inc. (a)	203	5,357
Hilton Worldwide Holdings, Inc.	649	46,598
Hyatt Hotels Corp. Class A	174	11,762
International Speedway Corp. Class A	74	3,246
Jack in the Box, Inc.	94	7,297
Las Vegas Sands Corp.	1,181	61,471
Marriott International, Inc. Class A	992	107,692
Marriott Vacations Worldwide Corp.	68	4,795
McDonald's Corp.	2,572	456,710
MGM Mirage, Inc.	1,668	40,466
Monarch Casino & Resort, Inc. (a)	19	725
Norwegian Cruise Line Holdings Ltd. (a)	583	24,713
Papa John's International, Inc.	76	3,026
Penn National Gaming, Inc. (a)	292	5,498
Planet Fitness, Inc. (a)	281	15,067
Playa Hotels & Resorts NV (a)	209	1,503
PlayAGS, Inc. (a)	25	575
Potbelly Corp. (a)	32	258
RCI Hospitality Holdings, Inc.	23	514
Red Robin Gourmet Burgers, Inc. (a)	35	935
Red Rock Resorts, Inc.	214	4,346
Royal Caribbean Cruises Ltd.	556	54,371
Ruth's Hospitality Group, Inc.	75	1,705
Scientific Games Corp. Class A (a)(b)	157	2,807
SeaWorld Entertainment, Inc. (a)	233	5,147
Shake Shack, Inc. Class A (a)	68	3,089
Six Flags Entertainment Corp.	243	13,518
Starbucks Corp.	4,590	295,596
Texas Roadhouse, Inc. Class A	209	12,477
The Cheesecake Factory, Inc.	129	5,613
U.S. Foods Holding Corp. (a)	475	15,029
Vail Resorts, Inc.	132	27,828
Wendy's Co.	622	9,709
Wingstop, Inc.	98	6,291
Wyndham Destinations, Inc.	316	11,325
Wyndham Hotels & Resorts, Inc.	313	14,201
Wynn Resorts Ltd.	263	26,013
Yum! Brands, Inc.	1,081	99,366
		1,723,832
Household Durables - 0.4%
Beazer Homes U.S.A., Inc. (a)	57	540
Cavco Industries, Inc. (a)	28	3,651
Century Communities, Inc. (a)	53	915
D.R. Horton, Inc.	1,096	37,987
Ethan Allen Interiors, Inc.	46	809
Flexsteel Industries, Inc.	28	618
Garmin Ltd.	366	23,175
GoPro, Inc. Class A (a)(b)	262	1,111
Green Brick Partners, Inc. (a)	115	833
Hamilton Beach Brands Holding Co. Class A	5	117
Helen of Troy Ltd. (a)	87	11,413
Hooker Furniture Corp.	25	659
Hovnanian Enterprises, Inc. Class A (a)	95	65
Installed Building Products, Inc. (a)	50	1,685
iRobot Corp. (a)	92	7,704
KB Home	315	6,017
La-Z-Boy, Inc.	146	4,046
Leggett & Platt, Inc.	453	16,236
Lennar Corp.:
Class A	809	31,672
Class B	151	4,731
LGI Homes, Inc. (a)	65	2,939
Libbey, Inc.	58	225
M.D.C. Holdings, Inc.	138	3,879
M/I Homes, Inc. (a)	90	1,892
Meritage Homes Corp. (a)	114	4,186
Mohawk Industries, Inc. (a)	200	23,392
Newell Brands, Inc.	1,595	29,651
NVR, Inc. (a)	11	26,807
PulteGroup, Inc.	870	22,611
Roku, Inc. Class A (a)	53	1,624
Taylor Morrison Home Corp. (a)	357	5,676
Tempur Sealy International, Inc. (a)	164	6,790
Toll Brothers, Inc.	459	15,115
TopBuild Corp. (a)	110	4,950
TRI Pointe Homes, Inc. (a)	466	5,093
Tupperware Brands Corp.	148	4,672
Universal Electronics, Inc. (a)	34	860
Vuzix Corp. (a)	22	106
Whirlpool Corp.	228	24,366
William Lyon Homes, Inc. (a)	63	673
Zagg, Inc. (a)	65	636
		340,127
Internet & Direct Marketing Retail - 3.0%
1-800-FLOWERS.com, Inc. Class A (a)	80	978
Amazon.com, Inc. (a)	1,293	1,942,047
Duluth Holdings, Inc. (a)	23	580
eBay, Inc. (a)	3,145	88,280
Etsy, Inc. (a)	366	17,411
Expedia, Inc.	400	45,060
Groupon, Inc. (a)	1,360	4,352
GrubHub, Inc.(a)	285	21,891
Lands' End, Inc. (a)	44	625
Liberty Expedia Holdings, Inc. (a)	177	6,922
Liberty Interactive Corp. QVC Group Series A (a)	1,566	30,568
NutriSystem, Inc.	108	4,739
Overstock.com, Inc. (a)	40	543
PetMed Express, Inc.	51	1,186
Quotient Technology, Inc. (a)	250	2,670
Shutterfly, Inc. (a)	100	4,026
Shutterstock, Inc.	45	1,620
Stamps.com, Inc. (a)	53	8,249
Stitch Fix, Inc. (a)	28	479
The Booking Holdings, Inc. (a)	158	272,142
Wayfair LLC Class A (a)	129	11,620
		2,465,988
Leisure Products - 0.1%
American Outdoor Brands Corp. (a)	155	1,993
Brunswick Corp.	299	13,889
Callaway Golf Co.	338	5,171
Hasbro, Inc.	369	29,981
Johnson Outdoors, Inc. Class A	11	646
Malibu Boats, Inc. Class A (a)	70	2,436
Mattel, Inc. (a)(b)	1,200	11,988
MCBC Holdings, Inc. (a)	53	991
Nautilus, Inc. (a)	70	763
Polaris Industries, Inc.	192	14,723
Sturm, Ruger & Co., Inc.	57	3,034
Vista Outdoor, Inc. (a)	137	1,555
		87,170
Multiline Retail - 0.4%
Big Lots, Inc.	151	4,367
Dillard's, Inc. Class A	61	3,679
Dollar General Corp.	842	91,003
Dollar Tree, Inc. (a)	765	69,095
JC Penney Corp., Inc. (a)	659	685
Kohl's Corp.	537	35,625
Macy's, Inc.	995	29,631
Nordstrom, Inc.	370	17,246
Ollie's Bargain Outlet Holdings, Inc. (a)	166	11,041
Target Corp.	1,763	116,517
		378,889
Specialty Retail - 2.3%
Aaron's, Inc. Class A	205	8,620
Abercrombie & Fitch Co. Class A	199	3,990
Advance Auto Parts, Inc.	240	37,790
America's Car Mart, Inc. (a)	17	1,232
American Eagle Outfitters, Inc.	514	9,936
Armstrong Flooring, Inc. (a)	57	675
Asbury Automotive Group, Inc. (a)	65	4,333
Ascena Retail Group, Inc. (a)	412	1,034
AutoNation, Inc. (a)	182	6,497
AutoZone, Inc.(a)	89	74,612
Barnes & Noble Education, Inc. (a)	142	569
Barnes & Noble, Inc.	130	922
Bed Bath & Beyond, Inc. (b)	446	5,049
Best Buy Co., Inc.	839	44,433
Big 5 Sporting Goods Corp.	18	47
Boot Barn Holdings, Inc. (a)	42	715
Burlington Stores, Inc. (a)	219	35,625
Caleres, Inc.	170	4,731
Camping World Holdings, Inc.	98	1,124
CarMax, Inc. (a)	585	36,697
Cars.com, Inc. (a)	222	4,773
Carvana Co. Class A (a)	37	1,210
Chico's FAS, Inc.	441	2,478
Citi Trends, Inc.	32	652
Conn's, Inc. (a)	72	1,358
Dick's Sporting Goods, Inc.	283	8,830
DSW, Inc. Class A	251	6,200
Express, Inc. (a)	222	1,134
Five Below, Inc. (a)	176	18,008
Floor & Decor Holdings, Inc. Class A (a)	109	2,823
Foot Locker, Inc.	396	21,067
Francesca's Holdings Corp. (a)	89	86
GameStop Corp. Class A	293	3,698
Gap, Inc.	722	18,599
Genesco, Inc. (a)	50	2,215
GNC Holdings, Inc. Class A (a)	115	273
Group 1 Automotive, Inc.	64	3,374
Guess?, Inc.	178	3,697
Haverty Furniture Companies, Inc.	116	2,178
Hibbett Sports, Inc. (a)	60	858
Home Depot, Inc.	3,772	648,105
Kirkland's, Inc. (a)	16	152
L Brands, Inc.	810	20,793
Lithia Motors, Inc. Class A (sub. vtg.)	73	5,572
Lowe's Companies, Inc.	2,692	248,633
Lumber Liquidators Holdings, Inc. (a)	65	619
MarineMax, Inc. (a)	53	970
Michaels Companies, Inc. (a)	316	4,279
Monro, Inc.	111	7,631
Murphy U.S.A., Inc. (a)	113	8,660
O'Reilly Automotive, Inc. (a)	275	94,691
Office Depot, Inc.	1,484	3,829
Party City Holdco, Inc. (a)	51	509
Penske Automotive Group, Inc.	151	6,088
Pier 1 Imports, Inc.	65	20
Rent-A-Center, Inc. (a)	125	2,024
RH (a)	62	7,429
Ross Stores, Inc.	1,251	104,083
Sally Beauty Holdings, Inc. (a)	419	7,144
Shoe Carnival, Inc.	30	1,005
Signet Jewelers Ltd.	189	6,005
Sleep Number Corp. (a)	128	4,061
Sonic Automotive, Inc. Class A (sub. vtg.)	81	1,115
Sportsman's Warehouse Holdings, Inc. (a)	35	153
Tailored Brands, Inc.	146	1,991
The Buckle, Inc.	87	1,683
The Cato Corp. Class A (sub. vtg.)	46	656
The Children's Place Retail Stores, Inc.	54	4,865
Tiffany & Co., Inc.	336	27,051
Tile Shop Holdings, Inc.	47	258
Tilly's, Inc.	39	424
TJX Companies, Inc.	4,113	184,016
Tractor Supply Co.	410	34,210
Ulta Beauty, Inc. (a)	190	46,520
Urban Outfitters, Inc. (a)	247	8,200
Vitamin Shoppe, Inc. (a)	63	299
Williams-Sonoma, Inc.	245	12,360
Zumiez, Inc. (a)	39	748
		1,888,993
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	502	19,036
Carter's, Inc.	159	12,978
Columbia Sportswear Co.	91	7,652
Crocs, Inc. (a)	210	5,456
Deckers Outdoor Corp. (a)	105	13,435
Fossil Group, Inc. (a)(b)	131	2,061
G-III Apparel Group Ltd. (a)	129	3,598
Hanesbrands, Inc.	1,160	14,535
lululemon athletica, Inc. (a)	312	37,942
Movado Group, Inc.	37	1,170
NIKE, Inc. Class B	4,243	314,576
Oxford Industries, Inc.	52	3,694
PVH Corp.	257	23,888
Ralph Lauren Corp.	178	18,416
Samsonite International SA (c)	900	2,557
Samsonite International SA ADR	756	10,713
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	408	9,339
Steven Madden Ltd.	278	8,412
Tapestry, Inc.	920	31,050
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	663	11,715
Class C (non-vtg.) (a)	552	8,926
Unifi, Inc. (a)	39	891
Vera Bradley, Inc. (a)	43	369
VF Corp.	1,063	75,834
Wolverine World Wide, Inc.	319	10,173
		648,416

TOTAL CONSUMER DISCRETIONARY		8,430,428

CONSUMER STAPLES - 6.6%
Beverages - 1.6%
Boston Beer Co., Inc. Class A (a)	29	6,984
Brown-Forman Corp. Class B (non-vtg.)	802	38,159
Coca-Cola Bottling Co. Consolidated	15	2,661
Constellation Brands, Inc. Class A (sub. vtg.)	558	89,738
Craft Brew Alliance, Inc. (a)	65	930
Keurig Dr. Pepper, Inc.	592	15,179
MGP Ingredients, Inc.	30	1,712
Molson Coors Brewing Co. Class B	603	33,864
Monster Beverage Corp. (a)	1,344	66,152
National Beverage Corp.	40	2,871
PepsiCo, Inc.	4,592	507,324
Primo Water Corp. (a)	52	729
The Coca-Cola Co.	12,345	584,536
		1,350,839
Food & Staples Retailing - 1.4%
Andersons, Inc.	72	2,152
Casey's General Stores, Inc.	126	16,146
Chefs' Warehouse Holdings (a)	73	2,335
Costco Wholesale Corp.	1,413	287,842
Ingles Markets, Inc. Class A	30	817
Kroger Co.	2,882	79,255
Performance Food Group Co. (a)	286	9,229
PriceSmart, Inc.	67	3,960
Rite Aid Corp. (a)(b)	3,117	2,208
Smart & Final Stores, Inc. (a)	29	137
SpartanNash Co.	87	1,495
Sprouts Farmers Market LLC (a)	413	9,710
Sysco Corp.	1,548	96,998
United Natural Foods, Inc. (a)	174	1,843
Walgreens Boots Alliance, Inc.	2,806	191,734
Walmart, Inc.	4,724	440,041
Weis Markets, Inc.	54	2,580
Welbilt, Inc. (a)	444	4,933
		1,153,415
Food Products - 1.1%
Archer Daniels Midland Co.	1,798	73,664
B&G Foods, Inc. Class A (b)	237	6,852
Bunge Ltd.	448	23,941
Cal-Maine Foods, Inc.	92	3,892
Calavo Growers, Inc.	46	3,356
Campbell Soup Co. (b)	613	20,223
Conagra Brands, Inc.	1,329	28,387
Darling International, Inc. (a)	523	10,063
Dean Foods Co.	219	834
Farmer Brothers Co. (a)	26	607
Flowers Foods, Inc.	564	10,417
Fresh Del Monte Produce, Inc.	113	3,195
Freshpet, Inc. (a)	87	2,798
General Mills, Inc.	1,842	71,727
Hormel Foods Corp. (b)	858	36,619
Hostess Brands, Inc. Class A (a)	292	3,194
Ingredion, Inc.	237	21,662
J&J Snack Foods Corp.	45	6,507
John B. Sanfilippo & Son, Inc.	33	1,837
Kellogg Co.	803	45,779
Lamb Weston Holdings, Inc.	472	34,720
Lancaster Colony Corp.	61	10,788
McCormick & Co., Inc. (non-vtg.)	384	53,468
Mondelez International, Inc.	4,803	192,264
Pilgrim's Pride Corp. (a)	173	2,683
Post Holdings, Inc. (a)	215	19,163
Sanderson Farms, Inc.	70	6,950
Seaboard Corp.	1	3,538
The Hain Celestial Group, Inc. (a)	321	5,091
The Hershey Co.	452	48,445
The J.M. Smucker Co.	369	34,498
The Kraft Heinz Co.	1,932	83,153
Tootsie Roll Industries, Inc.	84	2,806
TreeHouse Foods, Inc. (a)	191	9,686
Tyson Foods, Inc. Class A	967	51,638
		934,445
Household Products - 1.5%
Central Garden & Pet Co. (a)	95	3,273
Central Garden & Pet Co. Class A (non-vtg.) (a)	29	906
Church & Dwight Co., Inc.	809	53,200
Clorox Co.	417	64,276
Colgate-Palmolive Co.	2,839	168,977
Energizer Holdings, Inc.	188	8,488
Kimberly-Clark Corp.	1,136	129,436
Procter & Gamble Co.	8,224	755,950
Spectrum Brands Holdings, Inc.	68	2,873
WD-40 Co.	52	9,530
		1,196,909
Personal Products - 0.2%
Avon Products, Inc. (a)	1,251	1,902
Coty, Inc. Class A	1,567	10,280
Edgewell Personal Care Co. (a)	194	7,246
elf Beauty, Inc. (a)	33	286
Estee Lauder Companies, Inc. Class A	725	94,323
Herbalife Nutrition Ltd. (a)	395	23,285
Inter Parfums, Inc.	63	4,131
MediFast, Inc.	30	3,751
Natural Health Trends Corp.	6	111
Nu Skin Enterprises, Inc. Class A	154	9,445
Revlon, Inc. (a)	47	1,184
USANA Health Sciences, Inc. (a)	33	3,885
		159,829
Tobacco - 0.8%
22nd Century Group, Inc. (a)	178	443
Altria Group, Inc.	6,172	304,835
Philip Morris International, Inc.	5,025	335,469
Universal Corp.	74	4,007
Vector Group Ltd.	355	3,454
		648,208

TOTAL CONSUMER STAPLES		5,443,645

ENERGY - 4.8%
Energy Equipment & Services - 0.5%
Archrock, Inc.	158	1,183
Baker Hughes, a GE Co. Class A	1,405	30,208
Basic Energy Services, Inc. (a)	19	73
Bristow Group, Inc. (a)	49	119
C&J Energy Services, Inc. (a)	193	2,606
Carbo Ceramics, Inc. (a)	24	84
Core Laboratories NV	162	9,665
Diamond Offshore Drilling, Inc. (a)	196	1,850
Dril-Quip, Inc. (a)	110	3,303
Ensco PLC Class A (b)	1,278	4,550
Exterran Corp. (a)	111	1,965
Forum Energy Technologies, Inc. (a)	168	694
Frank's International NV (a)	165	861
FTS International, Inc. (a)	16	114
Halliburton Co.	2,852	75,806
Helix Energy Solutions Group, Inc. (a)	496	2,683
Helmerich & Payne, Inc.	371	17,786
Hornbeck Offshore Services, Inc. (a)	64	92
Key Energy Services, Inc. (a)	9	19
KLX Energy Services Holdings, Inc. (a)	51	1,196
Mammoth Energy Services, Inc.	16	288
Matrix Service Co. (a)	86	1,543
McDermott International, Inc. (a)	265	1,733
Nabors Industries Ltd.	1,025	2,050
National Oilwell Varco, Inc.	1,204	30,943
Newpark Resources, Inc. (a)	193	1,326
Noble Corp. (a)	730	1,913
Oceaneering International, Inc. (a)	355	4,296
Oil States International, Inc. (a)	163	2,328
Patterson-UTI Energy, Inc.	763	7,897
Pioneer Energy Services Corp. (a)	104	128
Rowan Companies PLC (a)	332	2,785
RPC, Inc. (b)	154	1,520
Schlumberger Ltd.	4,510	162,721
SEACOR Holdings, Inc. (a)	98	3,626
SEACOR Marine Holdings, Inc. (a)	40	470
Smart Sand, Inc. (a)	26	58
Solaris Oilfield Infrastructure, Inc. Class A	27	326
Superior Energy Services, Inc. (a)	516	1,729
TechnipFMC PLC	1,408	27,569
TETRA Technologies, Inc. (a)	287	482
Transocean Ltd. (United States) (a)	1,358	9,425
U.S. Silica Holdings, Inc. (b)	240	2,443
Unit Corp. (a)	173	2,470
Weatherford International PLC (a)	2,989	1,671
		426,597
Oil, Gas & Consumable Fuels - 4.3%
Abraxas Petroleum Corp. (a)	391	426
Anadarko Petroleum Corp.	1,781	78,079
Antero Resources Corp. (a)	759	7,127
Apache Corp.	1,263	33,154
Arch Coal, Inc.	73	6,058
Ardmore Shipping Corp. (a)	55	257
Bonanza Creek Energy, Inc. (a)	77	1,592
Cabot Oil & Gas Corp.	1,510	33,749
California Resources Corp. (a)	116	1,977
Callon Petroleum Co. (a)	676	4,387
Carrizo Oil & Gas, Inc. (a)	255	2,879
Centennial Resource Development, Inc. Class A (a)(b)	541	5,962
Cheniere Energy, Inc. (a)	659	39,006
Chesapeake Energy Corp. (a)(b)	2,775	5,828
Chevron Corp.	6,135	667,427
Cimarex Energy Co.	305	18,803
Clean Energy Fuels Corp. (a)	322	554
Cloud Peak Energy, Inc. (a)	109	40
CNX Resources Corp. (a)	649	7,412
Concho Resources, Inc. (a)	488	50,162
ConocoPhillips Co.	3,871	241,357
CONSOL Energy, Inc. (a)	85	2,695
Contango Oil & Gas Co. (a)	26	85
Continental Resources, Inc. (a)	297	11,936
CVR Energy, Inc.	37	1,276
Delek U.S. Holdings, Inc.	263	8,550
Denbury Resources, Inc. (a)	1,140	1,949
Devon Energy Corp.	1,686	38,002
Diamondback Energy, Inc.	313	29,015
Eclipse Resources Corp. (a)	90	95
EOG Resources, Inc.	1,877	163,693
EQT Corp.	802	15,150
Equitrans Midstream Corp. (a)	650	13,013
Extraction Oil & Gas, Inc. (a)	365	1,566
Exxon Mobil Corp.	13,683	933,044
Green Plains, Inc.	106	1,390
Gulfport Energy Corp. (a)	547	3,583
Halcon Resources Corp. (a)	390	663
Hess Corp.	897	36,329
Highpoint Resources, Inc. (a)	240	598
HollyFrontier Corp.	562	28,729
International Seaways, Inc. (a)	82	1,381
Kinder Morgan, Inc.	6,242	96,002
Kosmos Energy Ltd. (a)	671	2,731
Laredo Petroleum, Inc. (a)	334	1,209
Marathon Oil Corp.	2,815	40,367
Marathon Petroleum Corp.	1,586	93,590
Matador Resources Co. (a)	280	4,348
Midstates Petroleum Co., Inc. (a)	65	488
Murphy Oil Corp.	523	12,233
NACCO Industries, Inc. Class A	4	136
Newfield Exploration Co. (a)	652	9,558
Nine Energy Service, Inc. (a)	38	857
Noble Energy, Inc.	1,546	29,003
Oasis Petroleum, Inc. (a)	761	4,208
Occidental Petroleum Corp.	2,483	152,407
ONEOK, Inc.	1,336	72,077
Overseas Shipholding Group, Inc. (a)	40	66
Par Pacific Holdings, Inc. (a)	53	752
Parsley Energy, Inc. Class A (a)	794	12,688
PBF Energy, Inc. Class A	363	11,859
PDC Energy, Inc. (a)	237	7,053
Peabody Energy Corp.	336	10,241
Penn Virginia Corp. (a)	34	1,838
Phillips 66 Co.	1,395	120,179
Pioneer Natural Resources Co.	556	73,125
QEP Resources, Inc. (a)	770	4,335
Range Resources Corp.	689	6,594
Renewable Energy Group, Inc. (a)	120	3,084
Resolute Energy Corp. (a)	55	1,594
Rex American Resources Corp. (a)	8	545
Ring Energy, Inc. (a)	119	605
Sanchez Energy Corp. (a)	157	42
SandRidge Energy, Inc. (a)	159	1,210
SemGroup Corp. Class A	259	3,569
SM Energy Co.	332	5,139
Southwestern Energy Co. (a)	1,566	5,340
SRC Energy, Inc. (a)	695	3,267
Talos Energy, Inc. (a)	66	1,077
Targa Resources Corp.	697	25,106
Teekay Corp.	238	795
Teekay Tankers Ltd.	121	112
Tellurian, Inc. (a)	169	1,175
The Williams Companies, Inc.	2,681	59,116
Ultra Petroleum Corp. (a)	807	613
Uranium Energy Corp. (a)	347	434
Valero Energy Corp.	1,420	106,457
W&T Offshore, Inc. (a)	219	902
Whiting Petroleum Corp. (a)	288	6,535
WildHorse Resource Development Corp. (a)	43	607
World Fuel Services Corp.	242	5,181
WPX Energy, Inc. (a)	1,250	14,188
		3,513,615

TOTAL ENERGY		3,940,212

FINANCIALS - 13.7%
Banks - 5.8%
1st Source Corp.	59	2,380
Ameris Bancorp	116	3,674
Associated Banc-Corp.	610	12,072
Atlantic Capital Bancshares, Inc. (a)	44	720
Banc of California, Inc.	117	1,557
BancFirst Corp.	43	2,146
Bancorp, Inc., Delaware (a)	190	1,512
BancorpSouth Bank	245	6,404
Bank of America Corp.	31,325	771,848
Bank of Hawaii Corp.	175	11,781
Bank of Marin Bancorp	74	3,052
Bank of the Ozarks, Inc.	376	8,584
BankUnited, Inc.	348	10,419
Banner Corp.	98	5,241
BB&T Corp.	2,546	110,293
Berkshire Hills Bancorp, Inc.	91	2,454
BOK Financial Corp.	67	4,913
Boston Private Financial Holdings, Inc.	207	2,188
Bridge Bancorp, Inc.	86	2,192
Brookline Bancorp, Inc., Delaware	261	3,607
Bryn Mawr Bank Corp.	142	4,885
Cadence Bancorp Class A	29	487
Camden National Corp.	26	935
Carolina Financial Corp.	32	947
Cathay General Bancorp	264	8,852
Centerstate Banks of Florida, Inc.	193	4,061
Central Pacific Financial Corp.	101	2,459
Chemical Financial Corp.	251	9,189
CIT Group, Inc.	445	17,030
Citigroup, Inc.	8,544	444,801
Citizens Financial Group, Inc.	1,609	47,836
City Holding Co.	69	4,664
Columbia Banking Systems, Inc.	247	8,964
Comerica, Inc.	567	38,947
Commerce Bancshares, Inc.	297	16,742
Community Bank System, Inc.	178	10,377
Community Trust Bancorp, Inc.	33	1,307
ConnectOne Bancorp, Inc.	63	1,164
Cullen/Frost Bankers, Inc.	192	16,884
Customers Bancorp, Inc. (a)	110	2,002
CVB Financial Corp.	437	8,841
Eagle Bancorp, Inc. (a)	118	5,748
East West Bancorp, Inc.	494	21,504
Enterprise Financial Services Corp.	55	2,070
Equity Bancshares, Inc. (a)	29	1,022
Fidelity Southern Corp.	78	2,030
Fifth Third Bancorp	2,300	54,119
Financial Institutions, Inc.	39	1,002
First Bancorp, North Carolina	98	3,201
First Bancorp, Puerto Rico	523	4,498
First Busey Corp.	145	3,558
First Citizen Bancshares, Inc.	30	11,312
First Commonwealth Financial Corp.	394	4,760
First Financial Bancorp, Ohio	185	4,388
First Financial Bankshares, Inc.	221	12,749
First Foundation, Inc. (a)	55	707
First Hawaiian, Inc.	125	2,814
First Horizon National Corp.	1,118	14,713
First Internet Bancorp	26	531
First Interstate Bancsystem, Inc.	60	2,194
First Merchants Corp.	163	5,586
First Midwest Bancorp, Inc., Delaware	397	7,865
First of Long Island Corp.	43	858
First Republic Bank	513	44,580
Flushing Financial Corp.	46	990
FNB Corp., Pennsylvania	1,038	10,214
Franklin Financial Network, Inc. (a)	28	738
Fulton Financial Corp.	573	8,870
German American Bancorp, Inc.	112	3,110
Glacier Bancorp, Inc.	246	9,747
Great Western Bancorp, Inc.	228	7,125
Hancock Whitney Corp.	251	8,697
Hanmi Financial Corp.	89	1,753
Heartland Financial U.S.A., Inc.	78	3,428
Heritage Commerce Corp.	59	669
Heritage Financial Corp., Washington	74	2,199
Hilltop Holdings, Inc.	287	5,117
Home Bancshares, Inc.	581	9,494
Hope Bancorp, Inc.	460	5,456
Horizon Bancorp, Inc. Indiana	136	2,146
Huntington Bancshares, Inc.	3,531	42,090
IBERIABANK Corp.	189	12,149
Independent Bank Corp.	48	1,009
Independent Bank Corp., Massachusetts	97	6,820
Independent Bank Group, Inc.	45	2,060
International Bancshares Corp.	201	6,914
Investors Bancorp, Inc.	768	7,987
JPMorgan Chase & Co.	11,198	1,093,149
KeyCorp	3,519	52,011
Lakeland Bancorp, Inc.	85	1,259
Lakeland Financial Corp.	146	5,863
LegacyTexas Financial Group, Inc.	124	3,979
Live Oak Bancshares, Inc.	66	977
Luther Burbank Corp.	12	108
M&T Bank Corp.	486	69,561
MB Financial, Inc.	245	9,709
Merchants Bancorp/IN	7	140
Metropolitan Bank Holding Corp. (a)	3	93
Midland States Bancorp, Inc.	7	156
National Bank Holdings Corp.	80	2,470
National Commerce Corp. (a)	19	684
NBT Bancorp, Inc.	200	6,918
OFG Bancorp	165	2,716
Old National Bancorp, Indiana	438	6,745
Opus Bank	57	1,117
Pacific Premier Bancorp, Inc. (a)	144	3,675
PacWest Bancorp	448	14,909
Park National Corp.	37	3,143
Peapack-Gladstone Financial Corp.	27	680
Peoples United Financial, Inc.	1,079	15,570
Pinnacle Financial Partners, Inc.	268	12,355
PNC Financial Services Group, Inc.	1,538	179,808
Popular, Inc.	350	16,527
Preferred Bank, Los Angeles	55	2,384
Prosperity Bancshares, Inc.	261	16,260
QCR Holdings, Inc.	20	642
Regions Financial Corp.	3,792	50,737
Renasant Corp.	187	5,644
S&T Bancorp, Inc.	138	5,222
Sandy Spring Bancorp, Inc.	90	2,821
Seacoast Banking Corp., Florida (a)	147	3,825
ServisFirst Bancshares, Inc.	138	4,398
Signature Bank	175	17,992
Simmons First National Corp. Class A	274	6,612
South State Corp.	106	6,355
Southside Bancshares, Inc.	121	3,842
Sterling Bancorp	681	11,243
Stock Yards Bancorp, Inc.	49	1,607
SunTrust Banks, Inc.	1,543	77,829
SVB Financial Group (a)	173	32,856
Synovus Financial Corp.	415	13,276
TCF Financial Corp.	538	10,486
Texas Capital Bancshares, Inc. (a)	179	9,145
Tompkins Financial Corp.	43	3,225
TowneBank	192	4,598
Trico Bancshares	43	1,453
TriState Capital Holdings, Inc. (a)	48	934
Triumph Bancorp, Inc. (a)	39	1,158
Trustmark Corp.	262	7,449
U.S. Bancorp	5,072	231,790
UMB Financial Corp.	143	8,719
Umpqua Holdings Corp.	774	12,307
Union Bankshares Corp.	166	4,686
United Bankshares, Inc., West Virginia	370	11,511
United Community Bank, Inc.	189	4,056
Univest Corp. of Pennsylvania	58	1,251
Valley National Bancorp	848	7,530
Veritex Holdings, Inc. (a)	32	684
Washington Trust Bancorp, Inc.	55	2,614
Webster Financial Corp.	310	15,280
Wells Fargo & Co.	14,307	659,267
WesBanco, Inc.	182	6,678
Westamerica Bancorp.	88	4,900
Western Alliance Bancorp. (a)	295	11,650
Wintrust Financial Corp.	167	11,104
Zions Bancorporation	654	26,644
		4,815,988
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	182	17,734
Ameriprise Financial, Inc.	488	50,933
Arlington Asset Investment Corp.	23	167
Artisan Partners Asset Management, Inc.	146	3,228
B. Riley Financial, Inc.	34	483
Bank of New York Mellon Corp.	3,304	155,519
BGC Partners, Inc. Class A	1,410	7,290
BlackRock, Inc. Class A	399	156,735
Blucora, Inc. (a)	135	3,596
Brighthouse Financial, Inc. (a)	335	10,211
Cboe Global Markets, Inc.	366	35,806
Charles Schwab Corp.	3,863	160,430
CME Group, Inc.	1,095	205,991
Cohen & Steers, Inc.	63	2,162
Cowen Group, Inc. Class A (a)	68	907
Diamond Hill Investment Group, Inc.	5	747
E*TRADE Financial Corp.	884	38,790
Eaton Vance Corp. (non-vtg.)	409	14,389
Evercore, Inc. Class A	142	10,162
FactSet Research Systems, Inc.	127	25,417
Federated Investors, Inc. Class B (non-vtg.)	319	8,469
Franklin Resources, Inc.	1,066	31,618
Gain Capital Holdings, Inc.	20	123
Goldman Sachs Group, Inc.	1,135	189,602
Greenhill & Co., Inc.	92	2,245
Hamilton Lane, Inc. Class A	32	1,184
Houlihan Lokey	62	2,282
Interactive Brokers Group, Inc.	253	13,826
IntercontinentalExchange, Inc.	1,877	141,394
INTL FCStone, Inc. (a)	53	1,939
Invesco Ltd.	1,348	22,566
Investment Technology Group, Inc.	124	3,750
Janus Henderson Group PLC	598	12,391
Lazard Ltd. Class A	440	16,240
Legg Mason, Inc.	278	7,092
LPL Financial	299	18,263
MarketAxess Holdings, Inc.	120	25,357
Moelis & Co. Class A	91	3,129
Moody's Corp.	539	75,482
Morgan Stanley	4,501	178,465
Morningstar, Inc.	61	6,700
MSCI, Inc.	294	43,344
Northern Trust Corp.	699	58,429
Oppenheimer Holdings, Inc. Class A (non-vtg.)	34	869
Piper Jaffray Companies	34	2,239
PJT Partners, Inc.	44	1,705
Raymond James Financial, Inc.	422	31,401
S&P Global, Inc.	823	139,861
SEI Investments Co.	423	19,543
State Street Corp.	1,205	75,999
Stifel Financial Corp.	250	10,355
T. Rowe Price Group, Inc.	785	72,471
TD Ameritrade Holding Corp.	880	43,085
The NASDAQ OMX Group, Inc.	372	30,344
Virtu Financial, Inc. Class A	135	3,478
Virtus Investment Partners, Inc.	30	2,383
Waddell & Reed Financial, Inc. Class A (b)	260	4,701
Westwood Holdings Group, Inc.	24	816
WisdomTree Investments, Inc.	403	2,680
		2,206,517
Consumer Finance - 0.7%
Ally Financial, Inc.	1,436	32,540
American Express Co.	2,326	221,714
Capital One Financial Corp.	1,579	119,357
Credit Acceptance Corp. (a)	40	15,270
Discover Financial Services	1,188	70,068
Encore Capital Group, Inc. (a)	59	1,387
Enova International, Inc. (a)	121	2,355
EZCORP, Inc. (non-vtg.) Class A (a)(b)	125	966
First Cash Financial Services, Inc.	161	11,648
Green Dot Corp. Class A (a)	154	12,246
LendingClub Corp. (a)	1,080	2,840
Navient Corp.	924	8,140
Nelnet, Inc. Class A	67	3,507
OneMain Holdings, Inc. (a)	244	5,927
PRA Group, Inc. (a)	135	3,290
Regional Management Corp. (a)	19	457
Santander Consumer U.S.A. Holdings, Inc.	336	5,910
SLM Corp. (a)	1,356	11,268
Synchrony Financial	2,393	56,140
World Acceptance Corp. (a)	13	1,329
		586,359
Diversified Financial Services - 1.6%
Acushnet Holdings Corp.	120	2,528
AXA Equitable Holdings, Inc.	453	7,533
Berkshire Hathaway, Inc. Class B (a)	6,214	1,268,775
Cannae Holdings, Inc. (a)	169	2,893
Columbia Financial, Inc.	255	3,899
Donnelley Financial Solutions, Inc. (a)	76	1,066
FB Financial Corp.	28	981
Granite Point Mortgage Trust, Inc.	92	1,659
Jefferies Financial Group, Inc.	986	17,117
On Deck Capital, Inc. (a)	92	543
Pennymac Financial Services, Inc.	48	1,020
Victory Capital Holdings, Inc. (a)	14	143
Voya Financial, Inc.	577	23,161
		1,331,318
Insurance - 2.6%
AFLAC, Inc.	2,527	115,130
Alleghany Corp.	49	30,543
Allstate Corp.	1,157	95,603
AMBAC Financial Group, Inc. (a)	120	2,069
American Equity Investment Life Holding Co.	327	9,136
American Financial Group, Inc.	226	20,460
American International Group, Inc.	2,911	114,723
American National Insurance Co.	29	3,690
Amerisafe, Inc.	69	3,912
Aon PLC	801	116,433
Arch Capital Group Ltd. (a)	1,260	33,667
Argo Group International Holdings, Ltd.	113	7,599
Arthur J. Gallagher & Co.	561	41,346
Aspen Insurance Holdings Ltd.	190	7,978
Assurant, Inc.	175	15,652
Assured Guaranty Ltd.	389	14,891
Athene Holding Ltd. (a)	264	10,515
Axis Capital Holdings Ltd.	280	14,459
Brown & Brown, Inc.	728	20,064
Chubb Ltd.	1,490	192,478
Cincinnati Financial Corp.	479	37,084
CNO Financial Group, Inc.	635	9,449
eHealth, Inc. (a)	61	2,344
Employers Holdings, Inc.	154	6,463
Enstar Group Ltd. (a)	30	5,027
Erie Indemnity Co. Class A	59	7,865
Everest Re Group Ltd.	132	28,744
FBL Financial Group, Inc. Class A	33	2,166
First American Financial Corp.	343	15,312
FNF Group	869	27,321
Genworth Financial, Inc. Class A (a)	1,670	7,782
Goosehead Insurance	43	1,130
Greenlight Capital Re, Ltd. (a)	69	595
Hanover Insurance Group, Inc.	143	16,698
Hartford Financial Services Group, Inc.	1,142	50,762
HCI Group, Inc.	20	1,016
Health Insurance Innovations, Inc. (a)	28	748
Heritage Insurance Holdings, Inc.	58	854
Horace Mann Educators Corp.	126	4,719
James River Group Holdings Ltd.	68	2,485
Kemper Corp.	148	9,824
Kinsale Capital Group, Inc.	62	3,445
Lincoln National Corp.	723	37,097
Loews Corp.	891	40,558
Maiden Holdings Ltd.	97	160
Markel Corp. (a)	45	46,712
Marsh & McLennan Companies, Inc.	1,637	130,551
MBIA, Inc. (a)	362	3,229
Mercury General Corp.	124	6,412
MetLife, Inc.	3,403	139,727
National General Holdings Corp.	172	4,164
National Western Life Group, Inc.	5	1,504
Navigators Group, Inc.	77	5,351
Old Republic International Corp.	790	16,250
Primerica, Inc.	145	14,168
Principal Financial Group, Inc.	875	38,649
ProAssurance Corp.	180	7,301
Progressive Corp.	1,878	113,300
Prudential Financial, Inc.	1,371	111,805
Reinsurance Group of America, Inc.	211	29,589
RenaissanceRe Holdings Ltd.	126	16,846
RLI Corp.	126	8,693
Safety Insurance Group, Inc.	39	3,191
Selective Insurance Group, Inc.	197	12,005
Stewart Information Services Corp.	48	1,987
The Travelers Companies, Inc.	878	105,141
Third Point Reinsurance Ltd. (a)	298	2,873
Torchmark Corp.	344	25,638
Trupanion, Inc. (a)	47	1,197
United Fire Group, Inc.	89	4,935
United Insurance Holdings Corp.	44	731
Universal Insurance Holdings, Inc.	104	3,944
Unum Group	727	21,359
W.R. Berkley Corp.	311	22,986
White Mountains Insurance Group Ltd.	13	11,150
Willis Group Holdings PLC	423	64,237
		2,165,621
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	52	828
AGNC Investment Corp.	1,276	22,381
Annaly Capital Management, Inc.	3,729	36,619
Anworth Mortgage Asset Corp.	210	848
Apollo Commercial Real Estate Finance, Inc.	291	4,848
Arbor Realty Trust, Inc.	103	1,037
Ares Commercial Real Estate Corp.	247	3,221
Armour Residential REIT, Inc.	134	2,747
Blackstone Mortgage Trust, Inc.	329	10,482
Capstead Mortgage Corp.	314	2,094
Cherry Hill Mortgage Investment Corp.	11	193
Chimera Investment Corp.	598	10,656
Dynex Capital, Inc.	74	423
Ellington Residential Mortgage REIT	92	941
Exantas Capital Corp.	47	471
Invesco Mortgage Capital, Inc.	309	4,474
Ladder Capital Corp. Class A	301	4,656
MFA Financial, Inc.	1,274	8,510
New Residential Investment Corp.	1,092	15,517
New York Mortgage Trust, Inc.	376	2,215
Orchid Island Capital, Inc.	95	607
PennyMac Mortgage Investment Trust	171	3,184
Redwood Trust, Inc.	286	4,310
Starwood Property Trust, Inc.	824	16,241
TPG RE Finance Trust, Inc.	10	183
Two Harbors Investment Corp.	519	6,664
Western Asset Mortgage Capital Corp.	135	1,126
		165,476
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	15	796
Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc. (a)	176	4,432
Beneficial Bancorp, Inc.	314	4,487
Capitol Federal Financial, Inc.	384	4,904
Dime Community Bancshares, Inc.	93	1,579
Essent Group Ltd. (a)	278	9,502
Farmer Mac Class C (non-vtg.)	20	1,209
First Defiance Financial Corp.	30	735
Flagstar Bancorp, Inc. (a)	84	2,218
HomeStreet, Inc. (a)	78	1,656
Kearny Financial Corp.	211	2,705
LendingTree, Inc. (a)	22	4,831
Meridian Bancorp, Inc. Maryland	172	2,463
Meta Financial Group, Inc.	51	989
MGIC Investment Corp. (a)	1,261	13,190
New York Community Bancorp, Inc. (b)	1,632	15,357
NMI Holdings, Inc. (a)	158	2,820
Northfield Bancorp, Inc.	157	2,127
Northwest Bancshares, Inc.	251	4,252
OceanFirst Financial Corp.	64	1,441
Ocwen Financial Corp. (a)	241	323
Oritani Financial Corp.	71	1,047
PDL Community Bancorp (a)	133	1,694
Provident Financial Services, Inc.	161	3,885
Radian Group, Inc.	743	12,155
Sterling Bancorp, Inc.	14	97
TFS Financial Corp.	117	1,887
Trustco Bank Corp., New York	350	2,401
United Financial Bancorp, Inc. New	189	2,778
Walker & Dunlop, Inc.	91	3,936
Washington Federal, Inc.	255	6,811
WMI Holdings Corp. (a)	2	23
WSFS Financial Corp.	134	5,080
		123,014

TOTAL FINANCIALS		11,395,089

HEALTH CARE - 14.7%
Biotechnology - 2.9%
AbbVie, Inc.	5,159	475,608
Abeona Therapeutics, Inc. (a)	76	543
ACADIA Pharmaceuticals, Inc. (a)	285	4,608
Acceleron Pharma, Inc. (a)	113	4,921
Achaogen, Inc. (a)	23	28
Achillion Pharmaceuticals, Inc. (a)	391	622
Acorda Therapeutics, Inc. (a)	167	2,602
Adamas Pharmaceuticals, Inc. (a)	42	359
Aduro Biotech, Inc. (a)	82	216
Agenus, Inc. (a)	209	497
Agios Pharmaceuticals, Inc. (a)	180	8,300
Aimmune Therapeutics, Inc. (a)	84	2,009
Akebia Therapeutics, Inc. (a)	208	1,150
Alder Biopharmaceuticals, Inc. (a)	169	1,732
Alexion Pharmaceuticals, Inc. (a)	734	71,462
Alkermes PLC (a)	530	15,640
Alnylam Pharmaceuticals, Inc. (a)	270	19,686
AMAG Pharmaceuticals, Inc. (a)	160	2,430
Amgen, Inc.	2,350	457,475
Amicus Therapeutics, Inc. (a)	529	5,068
AnaptysBio, Inc. (a)	50	3,190
Anavex Life Sciences Corp. (a)	36	56
Apellis Pharmaceuticals, Inc. (a)	32	422
Ardelyx, Inc. (a)	92	165
Arena Pharmaceuticals, Inc. (a)	117	4,557
Array BioPharma, Inc. (a)	679	9,676
Arrowhead Pharmaceuticals, Inc. (a)(b)	248	3,080
Atara Biotherapeutics, Inc. (a)	109	3,787
Athersys, Inc. (a)	195	281
Audentes Therapeutics, Inc. (a)	64	1,364
AVEO Pharmaceuticals, Inc. (a)	235	376
Bellicum Pharmaceuticals, Inc. (a)	72	210
BioCryst Pharmaceuticals, Inc. (a)	379	3,059
Biogen, Inc. (a)	685	206,130
Biohaven Pharmaceutical Holding Co. Ltd. (a)	25	925
BioMarin Pharmaceutical, Inc. (a)	582	49,557
bluebird bio, Inc. (a)	156	15,475
Blueprint Medicines Corp. (a)	125	6,739
Calithera Biosciences, Inc. (a)	28	112
Cara Therapeutics, Inc. (a)	65	845
Catalyst Pharmaceutical Partners, Inc. (a)	226	434
Celgene Corp. (a)	2,561	164,134
Clovis Oncology, Inc. (a)	179	3,215
Coherus BioSciences, Inc. (a)	143	1,294
Conatus Pharmaceuticals, Inc. (a)	30	52
Concert Pharmaceuticals, Inc. (a)	22	276
Corbus Pharmaceuticals Holdings, Inc. (a)	114	666
Cue Biopharma, Inc. (a)	12	56
Cytokinetics, Inc. (a)	123	777
CytomX Therapeutics, Inc. (a)	74	1,117
Deciphera Pharmaceuticals, Inc. (a)	10	210
Denali Therapeutics, Inc. (a)	24	496
Dynavax Technologies Corp. (a)	148	1,354
Eagle Pharmaceuticals, Inc. (a)	18	725
Editas Medicine, Inc. (a)	108	2,457
Emergent BioSolutions, Inc. (a)	117	6,936
Enanta Pharmaceuticals, Inc. (a)	48	3,400
Epizyme, Inc. (a)	107	659
Esperion Therapeutics, Inc. (a)	75	3,450
Exact Sciences Corp. (a)	382	24,104
Exelixis, Inc. (a)	931	18,313
FibroGen, Inc. (a)	234	10,830
Five Prime Therapeutics, Inc. (a)	79	735
Flexion Therapeutics, Inc. (a)	89	1,007
Genomic Health, Inc. (a)	64	4,122
Geron Corp. (a)	353	353
Gilead Sciences, Inc.	4,233	264,774
Global Blood Therapeutics, Inc. (a)	116	4,762
GlycoMimetics, Inc. (a)	60	568
Halozyme Therapeutics, Inc. (a)	402	5,881
Heron Therapeutics, Inc. (a)	149	3,865
Homology Medicines, Inc. (a)	69	1,543
Idera Pharmaceuticals, Inc. (a)	33	91
Immune Design Corp. (a)	34	44
ImmunoGen, Inc. (a)	251	1,205
Immunomedics, Inc. (a)	383	5,465
Incyte Corp. (a)	574	36,501
Inovio Pharmaceuticals, Inc. (a)	172	688
Insmed, Inc. (a)	225	2,952
Insys Therapeutics, Inc. (a)	24	84
Intellia Therapeutics, Inc. (a)	41	560
Intercept Pharmaceuticals, Inc. (a)	56	5,644
Intrexon Corp. (a)	172	1,125
Invitae Corp. (a)	75	830
Ionis Pharmaceuticals, Inc. (a)	416	22,489
Iovance Biotherapeutics, Inc. (a)	194	1,717
Ironwood Pharmaceuticals, Inc. Class A (a)	400	4,144
Kadmon Holdings, Inc. (a)	191	397
Karyopharm Therapeutics, Inc. (a)	73	684
Kura Oncology, Inc. (a)	41	576
La Jolla Pharmaceutical Co. (a)	28	264
Lexicon Pharmaceuticals, Inc. (a)	122	810
Ligand Pharmaceuticals, Inc. Class B (a)	74	10,042
Loxo Oncology, Inc. (a)	68	9,525
Macrogenics, Inc. (a)	69	876
MannKind Corp. (a)	77	82
Minerva Neurosciences, Inc. (a)	75	506
Mirati Therapeutics, Inc. (a)	79	3,351
Momenta Pharmaceuticals, Inc. (a)	287	3,168
Myriad Genetics, Inc. (a)	232	6,744
Natera, Inc. (a)	81	1,131
Neurocrine Biosciences, Inc. (a)	293	20,923
NewLink Genetics Corp. (a)	29	44
Novavax, Inc. (a)(b)	931	1,713
Opko Health, Inc. (a)	1,229	3,699
Organovo Holdings, Inc. (a)	104	100
PDL BioPharma, Inc. (a)	326	945
Portola Pharmaceuticals, Inc. (a)(b)	188	3,670
Progenics Pharmaceuticals, Inc. (a)	164	689
Prothena Corp. PLC (a)	94	968
PTC Therapeutics, Inc. (a)	100	3,432
Puma Biotechnology, Inc. (a)	91	1,852
Radius Health, Inc. (a)	159	2,622
Regeneron Pharmaceuticals, Inc. (a)	251	93,749
REGENXBIO, Inc. (a)	75	3,146
Repligen Corp. (a)	134	7,067
Retrophin, Inc. (a)	164	3,711
Rigel Pharmaceuticals, Inc. (a)	366	842
Sage Therapeutics, Inc. (a)	129	12,357
Sangamo Therapeutics, Inc. (a)	248	2,847
Sarepta Therapeutics, Inc. (a)	195	21,280
Savara, Inc. (a)	52	394
Seattle Genetics, Inc. (a)	350	19,831
Seres Therapeutics, Inc. (a)	21	95
Solid Biosciences, Inc. (a)	11	295
Sorrento Therapeutics, Inc. (a)	163	391
Spark Therapeutics, Inc. (a)	99	3,875
Spectrum Pharmaceuticals, Inc. (a)	313	2,739
Stemline Therapeutics, Inc. (a)	59	561
Syndax Pharmaceuticals, Inc. (a)	19	85
Syros Pharmaceuticals, Inc. (a)	50	279
TESARO, Inc. (a)	127	9,430
TG Therapeutics, Inc. (a)	141	578
Ultragenyx Pharmaceutical, Inc. (a)	156	6,783
United Therapeutics Corp. (a)	150	16,335
Vanda Pharmaceuticals, Inc. (a)	158	4,129
Verastem, Inc. (a)	88	296
Vericel Corp. (a)	87	1,514
Vertex Pharmaceuticals, Inc. (a)	821	136,048
Voyager Therapeutics, Inc. (a)	47	442
Xencor, Inc. (a)	115	4,158
ZIOPHARM Oncology, Inc. (a)(b)	317	593
		2,433,729
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	5,613	405,988
Abiomed, Inc. (a)	136	44,205
Accuray, Inc. (a)	180	614
Align Technology, Inc. (a)	235	49,216
Angiodynamics, Inc. (a)	174	3,503
Anika Therapeutics, Inc. (a)	35	1,176
Antares Pharma, Inc. (a)	336	914
Atricure, Inc. (a)	82	2,509
Atrion Corp.	5	3,705
Avanos Medical, Inc. (a)	158	7,077
AxoGen, Inc. (a)	98	2,002
Baxter International, Inc.	1,620	106,628
Becton, Dickinson & Co.	855	192,649
Boston Scientific Corp. (a)	4,439	156,874
Cantel Medical Corp.	110	8,190
Cardiovascular Systems, Inc. (a)	117	3,333
Cerus Corp. (a)	268	1,359
CONMED Corp.	94	6,035
Cryolife, Inc. (a)	141	4,002
Cutera, Inc. (a)	34	579
Danaher Corp.	1,969	203,043
Dentsply Sirona, Inc.	736	27,387
DexCom, Inc. (a)	283	33,903
Edwards Lifesciences Corp. (a)	685	104,921
Endologix, Inc. (a)	131	94
Genmark Diagnostics, Inc. (a)	115	559
Glaukos Corp. (a)	106	5,954
Globus Medical, Inc. (a)	246	10,647
Haemonetics Corp. (a)	173	17,309
Heska Corp. (a)	16	1,378
Hill-Rom Holdings, Inc.	218	19,304
Hologic, Inc. (a)	900	36,990
ICU Medical, Inc. (a)	50	11,482
IDEXX Laboratories, Inc. (a)	287	53,388
Inogen, Inc. (a)	57	7,078
Inspire Medical Systems, Inc.	36	1,521
Insulet Corp. (a)	192	15,229
Integer Holdings Corp. (a)	94	7,168
Integra LifeSciences Holdings Corp. (a)	197	8,885
Intuitive Surgical, Inc. (a)	363	173,848
Invacare Corp.	75	323
iRhythm Technologies, Inc. (a)	66	4,586
Lantheus Holdings, Inc. (a)	73	1,142
LeMaitre Vascular, Inc.	35	827
LivaNova PLC (a)	144	13,172
Masimo Corp. (a)	157	16,857
Medtronic PLC	4,356	396,222
Meridian Bioscience, Inc.	126	2,187
Merit Medical Systems, Inc. (a)	174	9,711
Natus Medical, Inc. (a)	114	3,879
Neogen Corp. (a)	155	8,835
Nevro Corp. (a)	81	3,150
NuVasive, Inc. (a)	158	7,830
NxStage Medical, Inc. (a)	234	6,697
OraSure Technologies, Inc. (a)	251	2,932
Orthofix International NV (a)	47	2,467
Penumbra, Inc. (a)	99	12,098
Quidel Corp. (a)	105	5,126
ResMed, Inc.	456	51,925
Rockwell Medical Technologies, Inc. (a)	111	251
Sientra, Inc. (a)	27	343
Staar Surgical Co. (a)	89	2,840
Steris PLC	276	29,491
Stryker Corp.	1,038	162,707
Tactile Systems Technology, Inc. (a)	51	2,323
Teleflex, Inc.	147	37,997
The Cooper Companies, Inc.	160	40,720
Varex Imaging Corp. (a)	112	2,652
Varian Medical Systems, Inc. (a)	298	33,766
ViewRay, Inc. (a)	56	340
West Pharmaceutical Services, Inc.	238	23,331
Wright Medical Group NV (a)	357	9,718
Zimmer Biomet Holdings, Inc.	655	67,937
		2,705,028
Health Care Providers & Services - 2.8%
Acadia Healthcare Co., Inc. (a)	268	6,890
Amedisys, Inc. (a)	88	10,306
American Renal Associates Holdings, Inc. (a)	30	346
AmerisourceBergen Corp.	525	39,060
AMN Healthcare Services, Inc. (a)	160	9,066
Anthem, Inc.	828	217,458
BioScrip, Inc. (a)	467	1,667
BioTelemetry, Inc. (a)	90	5,375
Brookdale Senior Living, Inc. (a)	552	3,698
Capital Senior Living Corp. (a)	83	564
Cardinal Health, Inc.	1,026	45,760
Centene Corp. (a)	560	64,568
Chemed Corp.	50	14,164
Cigna Corp.	1,239	235,311
Community Health Systems, Inc. (a)	276	778
Corvel Corp. (a)	75	4,629
Cross Country Healthcare, Inc. (a)	89	652
CVS Health Corp.	3,273	214,447
DaVita HealthCare Partners, Inc. (a)	501	25,781
Diplomat Pharmacy, Inc. (a)	129	1,736
Encompass Health Corp.	324	19,991
G1 Therapeutics, Inc. (a)	13	249
HCA Holdings, Inc.	916	113,996
HealthEquity, Inc. (a)	167	9,962
Henry Schein, Inc. (a)	508	39,888
Humana, Inc.	462	132,354
Laboratory Corp. of America Holdings (a)	331	41,825
LHC Group, Inc. (a)	58	5,445
Magellan Health Services, Inc. (a)	80	4,551
McKesson Corp.	677	74,788
MEDNAX, Inc. (a)	316	10,428
Molina Healthcare, Inc. (a)	144	16,736
National Healthcare Corp.	86	6,747
National Vision Holdings, Inc. (a)	36	1,014
OptiNose, Inc. (a)	8	50
Owens & Minor, Inc.	155	981
Patterson Companies, Inc.	241	4,738
PetIQ, Inc. Class A (a)	17	399
Premier, Inc. (a)	203	7,582
Providence Service Corp.	26	1,561
Quest Diagnostics, Inc.	443	36,889
RadNet, Inc. (a)	69	702
Select Medical Holdings Corp. (a)	320	4,912
Surgery Partners, Inc. (a)	49	480
Tenet Healthcare Corp. (a)	283	4,851
The Ensign Group, Inc.	141	5,469
Tivity Health, Inc. (a)	152	3,771
Triple-S Management Corp. (a)	48	835
U.S. Physical Therapy, Inc.	33	3,378
UnitedHealth Group, Inc.	3,126	778,749
Universal Health Services, Inc. Class B	286	33,336
Wellcare Health Plans, Inc. (a)	143	33,761
		2,302,674
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	640	6,170
athenahealth, Inc. (a)	130	17,151
Castlight Health, Inc. Class B (a)	140	304
Cerner Corp. (a)	1,022	53,594
Computer Programs & Systems, Inc.	25	628
Evolent Health, Inc. (a)	180	3,591
HealthStream, Inc.	50	1,208
HMS Holdings Corp. (a)	277	7,792
Inovalon Holdings, Inc. Class A (a)(b)	222	3,148
Medidata Solutions, Inc. (a)	190	12,810
Nextgen Healthcare, Inc. (a)	149	2,257
Omnicell, Inc. (a)	119	7,288
Tabula Rasa HealthCare, Inc. (a)	46	2,933
Teladoc Health, Inc. (a)	173	8,576
Veeva Systems, Inc. Class A (a)	372	33,227
Vocera Communications, Inc. (a)	99	3,896
		164,573
Life Sciences Tools & Services - 0.9%
Accelerate Diagnostics, Inc. (a)	76	874
Agilent Technologies, Inc.	1,043	70,361
Bio-Rad Laboratories, Inc. Class A (a)	70	16,255
Bio-Techne Corp.	125	18,090
Bruker Corp.	311	9,258
Cambrex Corp. (a)	115	4,342
Charles River Laboratories International, Inc. (a)	154	17,430
Codexis, Inc. (a)	118	1,971
Enzo Biochem, Inc. (a)	34	95
Fluidigm Corp. (a)	29	250
Illumina, Inc. (a)	473	141,867
IQVIA Holdings, Inc. (a)	471	54,716
Luminex Corp.	124	2,866
Medpace Holdings, Inc. (a)	31	1,641
Mettler-Toledo International, Inc. (a)	82	46,378
Nanostring Technologies, Inc. (a)	29	430
NeoGenomics, Inc. (a)	155	1,955
Pacific Biosciences of California, Inc. (a)	355	2,627
PerkinElmer, Inc.	349	27,414
PRA Health Sciences, Inc. (a)	158	14,530
Syneos Health, Inc. (a)	200	7,870
Thermo Fisher Scientific, Inc.	1,291	288,913
Waters Corp. (a)	258	48,672
		778,805
Pharmaceuticals - 4.6%
Aclaris Therapeutics, Inc. (a)	80	591
Aerie Pharmaceuticals, Inc. (a)	107	3,863
Akcea Therapeutics, Inc. (a)	36	1,085
Akorn, Inc. (a)	279	946
Allergan PLC	1,078	144,085
Amneal Pharmaceuticals, Inc. (a)(b)	215	2,909
Amphastar Pharmaceuticals, Inc. (a)	108	2,149
ANI Pharmaceuticals, Inc. (a)	16	720
Aratana Therapeutics, Inc. (a)	33	202
Assembly Biosciences, Inc. (a)	33	746
Assertio Therapeutics, Inc. (a)	157	567
Biodelivery Sciences International, Inc. (a)	52	192
Bristol-Myers Squibb Co.	5,298	275,390
Catalent, Inc. (a)	450	14,031
Collegium Pharmaceutical, Inc. (a)	55	944
Corcept Therapeutics, Inc. (a)	284	3,794
CymaBay Therapeutics, Inc. (a)	145	1,141
Dermira, Inc. (a)	61	439
Eli Lilly & Co.	3,134	362,666
Endo International PLC (a)	636	4,643
Horizon Pharma PLC (a)	542	10,591
Innoviva, Inc. (a)	276	4,816
Intersect ENT, Inc. (a)	93	2,621
Intra-Cellular Therapies, Inc. (a)	175	1,993
Jazz Pharmaceuticals PLC (a)	197	24,420
Johnson & Johnson	8,681	1,120,283
Lannett Co., Inc. (a)	42	208
Mallinckrodt PLC (a)	325	5,135
Melinta Therapeutics, Inc. (a)	20	16
Merck & Co., Inc.	8,827	674,471
Mylan NV (a)	1,756	48,114
MyoKardia, Inc. (a)	69	3,371
Nektar Therapeutics (a)	521	17,125
Neos Therapeutics, Inc. (a)	116	191
Ocular Therapeutix, Inc. (a)	22	88
Omeros Corp. (a)(b)	106	1,181
Pacira Pharmaceuticals, Inc. (a)	141	6,066
Paratek Pharmaceuticals, Inc. (a)	65	333
Perrigo Co. PLC	433	16,779
Pfizer, Inc.	19,257	840,568
Phibro Animal Health Corp. Class A	89	2,862
Prestige Brands Holdings, Inc. (a)	165	5,095
Reata Pharmaceuticals, Inc. (a)	28	1,571
Revance Therapeutics, Inc. (a)	72	1,449
Rhythm Pharmaceuticals, Inc. (a)	20	538
Supernus Pharmaceuticals, Inc. (a)	176	5,847
Teligent, Inc. (a)	40	55
Tetraphase Pharmaceuticals, Inc. (a)	39	44
The Medicines Company (a)	213	4,077
TherapeuticsMD, Inc. (a)(b)	444	1,692
Theravance Biopharma, Inc. (a)	140	3,583
WAVE Life Sciences (a)	35	1,471
Zoetis, Inc. Class A	1,584	135,495
Zogenix, Inc. (a)	99	3,610
Zynerba Pharmaceuticals, Inc. (a)	12	36
		3,766,898

TOTAL HEALTH CARE		12,151,707

INDUSTRIALS - 9.9%
Aerospace & Defense - 2.3%
AAR Corp.	93	3,473
Aerojet Rocketdyne Holdings, Inc. (a)	253	8,913
AeroVironment, Inc. (a)	72	4,892
Arconic, Inc.	1,391	23,452
Astronics Corp. (a)	95	2,893
Axon Enterprise, Inc. (a)	167	7,306
BWX Technologies, Inc.	335	12,807
Cubic Corp.	96	5,159
Curtiss-Wright Corp.	140	14,297
Ducommun, Inc. (a)	29	1,053
Engility Holdings, Inc. (a)	42	1,195
Esterline Technologies Corp. (a)	85	10,323
General Dynamics Corp.	897	141,017
Harris Corp.	386	51,975
HEICO Corp.	135	10,460
HEICO Corp. Class A	227	14,301
Hexcel Corp.	283	16,227
Huntington Ingalls Industries, Inc.	149	28,356
KEYW Holding Corp. (a)	113	756
Kratos Defense & Security Solutions, Inc. (a)	231	3,255
L3 Technologies, Inc.	254	44,110
Lockheed Martin Corp.	804	210,519
Mercury Systems, Inc. (a)	157	7,425
Moog, Inc. Class A	110	8,523
National Presto Industries, Inc.	11	1,286
Northrop Grumman Corp.	562	137,634
Raytheon Co.	933	143,076
Sparton Corp. (a)	8	146
Spirit AeroSystems Holdings, Inc. Class A	379	27,322
Teledyne Technologies, Inc. (a)	111	22,985
Textron, Inc.	862	39,643
The Boeing Co.	1,808	583,080
TransDigm Group, Inc. (a)	157	53,389
Triumph Group, Inc.	121	1,392
United Technologies Corp.	2,418	257,469
Vectrus, Inc. (a)	22	475
Wesco Aircraft Holdings, Inc. (a)	164	1,296
		1,901,880
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	128	2,920
Atlas Air Worldwide Holdings, Inc. (a)	79	3,333
C.H. Robinson Worldwide, Inc.	448	37,672
Echo Global Logistics, Inc. (a)	68	1,382
Expeditors International of Washington, Inc.	576	39,220
FedEx Corp.	799	128,903
Forward Air Corp.	97	5,320
Hub Group, Inc. Class A (a)	119	4,411
United Parcel Service, Inc. Class B	2,218	216,322
XPO Logistics, Inc. (a)	324	18,481
		457,964
Airlines - 0.5%
Alaska Air Group, Inc.	391	23,792
Allegiant Travel Co.	41	4,109
American Airlines Group, Inc.	1,391	44,665
Delta Air Lines, Inc.	2,122	105,888
Hawaiian Holdings, Inc.	190	5,018
JetBlue Airways Corp. (a)	1,028	16,510
SkyWest, Inc.	159	7,071
Southwest Airlines Co.	1,763	81,944
Spirit Airlines, Inc. (a)	224	12,974
United Continental Holdings, Inc. (a)	813	68,072
		370,043
Building Products - 0.4%
A.O. Smith Corp.	511	21,820
AAON, Inc.	116	4,067
Advanced Drain Systems, Inc. Del	117	2,837
Allegion PLC	300	23,913
American Woodmark Corp. (a)	35	1,949
Apogee Enterprises, Inc.	82	2,448
Armstrong World Industries, Inc.	179	10,420
Builders FirstSource, Inc. (a)	337	3,677
Continental Building Products, Inc. (a)	137	3,487
COVIA Corp. (a)	45	154
CSW Industrials, Inc. (a)	49	2,369
Fortune Brands Home & Security, Inc.	488	18,539
GCP Applied Technologies, Inc. (a)	220	5,401
Gibraltar Industries, Inc. (a)	93	3,310
GMS, Inc. (a)	80	1,189
Griffon Corp.	68	711
Insteel Industries, Inc.	40	971
Jeld-Wen Holding, Inc. (a)	200	2,842
Johnson Controls International PLC	2,998	88,891
Lennox International, Inc.	121	26,482
Masco Corp.	1,039	30,380
Masonite International Corp. (a)	110	4,931
NCI Building Systems, Inc. (a)	109	790
Owens Corning	373	16,405
Patrick Industries, Inc. (a)	64	1,895
PGT, Inc. (a)	124	1,965
Quanex Building Products Corp.	84	1,142
Resideo Technologies, Inc. (a)	413	8,487
Simpson Manufacturing Co. Ltd.	140	7,578
Trex Co., Inc. (a)	183	10,863
Universal Forest Products, Inc.	246	6,386
USG Corp.	284	12,115
		328,414
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	187	6,005
ACCO Brands Corp.	375	2,543
ADS Waste Holdings, Inc. (a)	224	5,363
Brady Corp. Class A	157	6,823
Casella Waste Systems, Inc. Class A (a)	138	3,932
CECO Environmental Corp. (a)	84	567
Cintas Corp.	279	46,869
Clean Harbors, Inc. (a)	175	8,636
Copart, Inc. (a)	655	31,296
Covanta Holding Corp.	447	5,999
Deluxe Corp.	168	6,458
Ennis, Inc.	73	1,405
Essendant, Inc.	84	1,057
Evoqua Water Technologies Corp. (a)	71	682
Healthcare Services Group, Inc. (b)	232	9,322
Heritage-Crystal Clean, Inc. (a)	28	644
Herman Miller, Inc.	173	5,233
HNI Corp.	126	4,464
Interface, Inc.	150	2,138
KAR Auction Services, Inc.	423	20,186
Kimball International, Inc. Class B	65	922
Knoll, Inc.	129	2,126
LSC Communications, Inc.	90	630
Matthews International Corp. Class A	100	4,062
McGrath RentCorp.	74	3,810
Mobile Mini, Inc.	137	4,350
Msa Safety, Inc.	113	10,653
Multi-Color Corp.	36	1,263
PICO Holdings, Inc. (a)	76	695
Pitney Bowes, Inc.	522	3,085
Quad/Graphics, Inc.	74	912
R.R. Donnelley & Sons Co.	186	737
Republic Services, Inc.	716	51,616
Rollins, Inc.	472	17,039
SP Plus Corp. (a)	47	1,388
Steelcase, Inc. Class A	268	3,974
Stericycle, Inc. (a)	269	9,870
Team, Inc. (a)	90	1,319
Tetra Tech, Inc.	183	9,474
The Brink's Co.	155	10,021
U.S. Ecology, Inc.	69	4,346
UniFirst Corp.	63	9,013
Viad Corp.	114	5,710
VSE Corp.	52	1,555
Waste Management, Inc.	1,277	113,640
		441,832
Construction & Engineering - 0.2%
AECOM (a)	537	14,231
Aegion Corp. (a)	121	1,975
Arcosa, Inc.	141	3,904
Argan, Inc.	52	1,968
Comfort Systems U.S.A., Inc.	106	4,630
Dycom Industries, Inc. (a)	110	5,944
EMCOR Group, Inc.	199	11,878
Fluor Corp.	468	15,070
Granite Construction, Inc.	116	4,672
Great Lakes Dredge & Dock Corp. (a)	162	1,072
Jacobs Engineering Group, Inc.	383	22,390
KBR, Inc.	507	7,696
Keane Group, Inc. (a)	190	1,554
MasTec, Inc. (a)	220	8,923
MYR Group, Inc. (a)	40	1,127
NV5 Holdings, Inc. (a)	19	1,150
Primoris Services Corp.	127	2,430
Quanta Services, Inc.	516	15,532
Sterling Construction Co., Inc. (a)	54	588
Tutor Perini Corp. (a)	113	1,805
Valmont Industries, Inc.	76	8,432
		136,971
Electrical Equipment - 0.6%
Acuity Brands, Inc.	132	15,173
AMETEK, Inc.	753	50,978
AZZ, Inc.	83	3,350
Eaton Corp. PLC	1,423	97,703
Emerson Electric Co.	2,082	124,400
Encore Wire Corp.	66	3,312
Energous Corp. (a)	47	272
EnerSys	144	11,176
Fortive Corp.	987	66,780
Generac Holdings, Inc. (a)	188	9,344
Hubbell, Inc. Class B	183	18,179
Plug Power, Inc. (a)	510	632
Powell Industries, Inc.	24	600
Regal Beloit Corp.	135	9,457
Rockwell Automation, Inc.	419	63,051
Sensata Technologies, Inc. PLC (a)	566	25,379
Sunrun, Inc. (a)	232	2,526
Thermon Group Holdings, Inc. (a)	69	1,399
TPI Composites, Inc. (a)	34	836
Vivint Solar, Inc. (a)	30	114
		504,661
Industrial Conglomerates - 1.2%
3M Co.	1,926	366,980
Carlisle Companies, Inc.	195	19,601
General Electric Co.	28,054	212,369
Honeywell International, Inc.	2,452	323,958
ITT, Inc.	277	13,371
Raven Industries, Inc.	102	3,691
Roper Technologies, Inc.	331	88,218
		1,028,188
Machinery - 1.8%
Actuant Corp. Class A	168	3,526
AGCO Corp.	202	11,245
Alamo Group, Inc.	23	1,778
Albany International Corp. Class A	87	5,431
Allison Transmission Holdings, Inc.	421	18,486
Altra Industrial Motion Corp.	138	3,471
Apergy Corp. (a)	266	7,203
Astec Industries, Inc.	54	1,630
Barnes Group, Inc.	174	9,330
Briggs & Stratton Corp.	96	1,256
Cactus, Inc. (a)	109	2,988
Caterpillar, Inc.	1,924	244,483
Chart Industries, Inc. (a)	89	5,788
CIRCOR International, Inc.	46	980
Colfax Corp. (a)	300	6,270
Columbus McKinnon Corp. (NY Shares)	55	1,658
Commercial Vehicle Group, Inc. (a)	67	382
Crane Co.	166	11,982
Cummins, Inc.	505	67,488
Deere & Co.	1,034	154,242
Donaldson Co., Inc.	430	18,658
Douglas Dynamics, Inc.	70	2,512
Dover Corp.	502	35,617
Energy Recovery, Inc. (a)	75	505
EnPro Industries, Inc.	79	4,748
ESCO Technologies, Inc.	91	6,001
Federal Signal Corp.	173	3,443
Flowserve Corp.	411	15,626
Franklin Electric Co., Inc.	135	5,789
FreightCar America, Inc. (a)	12	80
Gardner Denver Holdings, Inc. (a)	239	4,888
Global Brass & Copper Holdings, Inc.	60	1,509
Gorman-Rupp Co.	83	2,690
Graco, Inc.	554	23,185
Greenbrier Companies, Inc.	82	3,242
Harsco Corp. (a)	243	4,826
Hillenbrand, Inc.	209	7,927
Hyster-Yale Materials Handling Class A	32	1,983
IDEX Corp.	248	31,312
Illinois Tool Works, Inc.	994	125,930
Ingersoll-Rand PLC	804	73,349
John Bean Technologies Corp.	98	7,037
Kadant, Inc.	35	2,851
Kennametal, Inc.	289	9,618
Lincoln Electric Holdings, Inc.	216	17,032
Lindsay Corp.	36	3,465
Lydall, Inc. (a)	57	1,158
Manitowoc Co., Inc. (a)	87	1,285
Meritor, Inc. (a)	283	4,786
Middleby Corp. (a)(b)	184	18,902
Milacron Holdings Corp. (a)	126	1,498
Mueller Industries, Inc.	174	4,065
Mueller Water Products, Inc. Class A	444	4,040
Navistar International Corp. New (a)	228	5,917
NN, Inc.	65	436
Nordson Corp.	170	20,290
Oshkosh Corp.	248	15,205
PACCAR, Inc.	1,138	65,025
Parker Hannifin Corp.	434	64,727
Pentair PLC	534	20,175
ProPetro Holding Corp. (a)	194	2,390
Proto Labs, Inc. (a)	84	9,474
RBC Bearings, Inc. (a)	78	10,226
Rexnord Corp. (a)	326	7,482
Snap-On, Inc.	185	26,879
Spartan Motors, Inc.	75	542
SPX Corp. (a)	166	4,650
SPX Flow, Inc. (a)	123	3,742
Standex International Corp.	34	2,284
Stanley Black & Decker, Inc.	498	59,631
Sun Hydraulics Corp.	86	2,854
Tennant Co.	56	2,918
Terex Corp.	240	6,617
Timken Co.	215	8,024
Titan International, Inc.	190	885
Toro Co.	352	19,670
TriMas Corp. (a)	120	3,275
Trinity Industries, Inc.	471	9,698
Wabash National Corp.	234	3,061
WABCO Holdings, Inc. (a)	160	17,174
Wabtec Corp. (b)	269	18,897
Watts Water Technologies, Inc. Class A	122	7,873
Woodward, Inc.	178	13,224
Xylem, Inc.	583	38,898
		1,481,317
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)	26	120
Kirby Corp. (a)	173	11,653
Matson, Inc.	128	4,099
		15,872
Professional Services - 0.5%
Acacia Research Corp. (a)	48	143
Asgn, Inc. (a)	167	9,102
Barrett Business Services, Inc.	16	916
CBIZ, Inc. (a)	166	3,270
CoStar Group, Inc. (a)	118	39,806
CRA International, Inc.	57	2,425
Dun & Bradstreet Corp.	116	16,558
Equifax, Inc.	389	36,228
Exponent, Inc.	174	8,824
Forrester Research, Inc.	23	1,028
FTI Consulting, Inc. (a)	128	8,530
Heidrick & Struggles International, Inc.	51	1,591
Huron Consulting Group, Inc. (a)	72	3,694
ICF International, Inc.	58	3,757
IHS Markit Ltd. (a)	1,168	56,029
InnerWorkings, Inc. (a)	115	430
Insperity, Inc.	128	11,950
Kelly Services, Inc. Class A (non-vtg.)	61	1,249
Kforce, Inc.	67	2,072
Korn/Ferry International	193	7,631
Manpower, Inc.	221	14,321
MISTRAS Group, Inc. (a)	50	719
Navigant Consulting, Inc.	170	4,089
Nielsen Holdings PLC	1,092	25,476
Resources Connection, Inc.	71	1,008
Robert Half International, Inc.	414	23,681
TransUnion Holding Co., Inc.	499	28,343
TriNet Group, Inc. (a)	157	6,586
TrueBlue, Inc. (a)	169	3,760
Verisk Analytics, Inc. (a)	500	54,520
WageWorks, Inc. (a)	115	3,123
Willdan Group, Inc. (a)	18	630
		381,489
Road & Rail - 1.0%
AMERCO	21	6,890
ArcBest Corp.	71	2,432
Avis Budget Group, Inc. (a)	241	5,418
Covenant Transport Group, Inc. Class A (a)	46	883
CSX Corp.	2,883	179,121
Daseke, Inc. (a)	83	305
Genesee & Wyoming, Inc. Class A (a)	210	15,544
Heartland Express, Inc.	197	3,605
J.B. Hunt Transport Services, Inc.	283	26,330
Kansas City Southern	330	31,499
Knight-Swift Transportation Holdings, Inc. Class A	404	10,128
Landstar System, Inc.	142	13,585
Marten Transport Ltd.	127	2,056
Norfolk Southern Corp.	925	138,325
Old Dominion Freight Lines, Inc.	218	26,921
Ryder System, Inc.	185	8,908
Saia, Inc. (a)	73	4,075
Schneider National, Inc. Class B	82	1,531
Union Pacific Corp.	2,538	350,828
Werner Enterprises, Inc.	127	3,752
YRC Worldwide, Inc. (a)	53	167
		832,303
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	371	11,208
Aircastle Ltd.	130	2,241
Applied Industrial Technologies, Inc.	112	6,041
Beacon Roofing Supply, Inc. (a)	213	6,756
BMC Stock Holdings, Inc. (a)	148	2,291
CAI International, Inc. (a)	38	883
DXP Enterprises, Inc. (a)	57	1,587
Fastenal Co.	932	48,734
GATX Corp.	125	8,851
H&E Equipment Services, Inc.	116	2,369
HD Supply Holdings, Inc. (a)	622	23,337
Herc Holdings, Inc. (a)	86	2,235
Kaman Corp.	102	5,721
MRC Global, Inc. (a)	405	4,953
MSC Industrial Direct Co., Inc. Class A	160	12,307
Nexeo Solutions, Inc. (a)	170	1,460
Now, Inc. (a)	308	3,585
Rush Enterprises, Inc. Class A	153	5,275
SiteOne Landscape Supply, Inc. (a)	137	7,572
Systemax, Inc.	33	788
Textainer Group Holdings Ltd. (a)	61	608
Titan Machinery, Inc. (a)	38	500
Triton International Ltd.	136	4,226
United Rentals, Inc. (a)	270	27,683
Univar, Inc. (a)	405	7,185
Veritiv Corp. (a)	26	649
W.W. Grainger, Inc.	168	47,436
Watsco, Inc.	100	13,914
WESCO International, Inc. (a)	138	6,624
		267,019
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	272	9,944

TOTAL INDUSTRIALS		8,157,897

INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 1.2%
ADTRAN, Inc.	135	1,450
Applied Optoelectronics, Inc. (a)	47	725
Arista Networks, Inc. (a)	155	32,659
Arris International PLC (a)	574	17,547
CalAmp Corp. (a)	79	1,028
Calix Networks, Inc. (a)	130	1,268
Ciena Corp. (a)	469	15,904
Cisco Systems, Inc.	15,982	692,500
CommScope Holding Co., Inc. (a)	591	9,686
Comtech Telecommunications Corp.	58	1,412
EchoStar Holding Corp. Class A (a)	169	6,206
EMCORE Corp. (a)	28	118
Extreme Networks, Inc. (a)	294	1,793
F5 Networks, Inc. (a)	204	33,054
Finisar Corp. (a)	343	7,409
Harmonic, Inc. (a)	320	1,510
Infinera Corp. (a)	422	1,684
InterDigital, Inc.	100	6,643
Juniper Networks, Inc.	1,197	32,211
Lumentum Holdings, Inc. (a)	228	9,578
Motorola Solutions, Inc.	530	60,971
NETGEAR, Inc. (a)	90	4,683
NetScout Systems, Inc. (a)	308	7,278
Palo Alto Networks, Inc. (a)	298	56,128
Plantronics, Inc.	118	3,906
Quantenna Communications, Inc. (a)	41	588
Sonus Networks, Inc. (a)	94	453
Ubiquiti Networks, Inc.	71	7,058
ViaSat, Inc. (a)	174	10,257
Viavi Solutions, Inc. (a)	779	7,829
		1,033,536
Electronic Equipment & Components - 0.9%
Amphenol Corp. Class A	984	79,724
Anixter International, Inc. (a)	89	4,834
Arrow Electronics, Inc. (a)	295	20,340
Avnet, Inc.	394	14,223
AVX Corp.	105	1,601
Badger Meter, Inc.	81	3,986
Belden, Inc.	143	5,973
Benchmark Electronics, Inc.	162	3,431
Cardtronics PLC (a)	134	3,484
Casa Systems, Inc. (a)	222	2,915
CDW Corp.	496	40,201
Cognex Corp.	571	22,081
Coherent, Inc. (a)	77	8,140
Control4 Corp. (a)	46	810
Corning, Inc.	2,809	84,860
CTS Corp.	109	2,822
Daktronics, Inc.	114	844
Dell Technologies, Inc. (a)	1,187	58,009
Dolby Laboratories, Inc. Class A	195	12,059
Electro Scientific Industries, Inc. (a)	115	3,445
ePlus, Inc. (a)	57	4,057
Fabrinet	124	6,362
FARO Technologies, Inc. (a)	50	2,032
Fitbit, Inc. (a)	583	2,898
FLIR Systems, Inc.	451	19,637
II-VI, Inc. (a)	181	5,875
Insight Enterprises, Inc. (a)	113	4,605
IPG Photonics Corp. (a)	120	13,595
Iteris, Inc. (a)	31	116
Itron, Inc. (a)	141	6,668
Jabil, Inc.	564	13,982
KEMET Corp.	167	2,929
Keysight Technologies, Inc. (a)	601	37,310
Knowles Corp. (a)	323	4,299
Littelfuse, Inc.	85	14,576
Maxwell Technologies, Inc. (a)	27	56
Mesa Laboratories, Inc.	9	1,876
Methode Electronics, Inc. Class A	136	3,167
MTS Systems Corp.	74	2,970
National Instruments Corp.	349	15,838
Novanta, Inc. (a)	96	6,048
OSI Systems, Inc. (a)	47	3,445
Park Electrochemical Corp.	33	596
PC Mall, Inc. (a)	27	475
Plexus Corp. (a)	140	7,151
Rogers Corp. (a)	65	6,439
Sanmina Corp. (a)	204	4,908
ScanSource, Inc. (a)	63	2,166
SYNNEX Corp.	88	7,114
TE Connectivity Ltd.	1,133	85,689
Tech Data Corp. (a)	117	9,572
Trimble, Inc. (a)	797	26,229
TTM Technologies, Inc. (a)	266	2,588
Vishay Intertechnology, Inc.	460	8,285
Zebra Technologies Corp. Class A (a)	169	26,910
		734,245
Internet Software & Services - 0.0%
ANGI Homeservices, Inc. Class A (a)	174	2,796
BlackLine, Inc. (a)	88	3,604
Cision Ltd. (a)	81	948
GTT Communications, Inc. (a)	112	2,650
		9,998
IT Services - 4.5%
Accenture PLC Class A	1,992	280,892
Akamai Technologies, Inc. (a)	552	33,716
Alliance Data Systems Corp.	155	23,262
Amdocs Ltd.	467	27,357
Automatic Data Processing, Inc.	1,428	187,239
Booz Allen Hamilton Holding Corp. Class A	476	21,453
Broadridge Financial Solutions, Inc.	378	36,383
CACI International, Inc. Class A (a)	81	11,666
Carbonite, Inc. (a)	59	1,490
Cass Information Systems, Inc.	60	3,175
Cognizant Technology Solutions Corp. Class A	1,904	120,866
Conduent, Inc. (a)	624	6,633
CoreLogic, Inc. (a)	271	9,057
CSG Systems International, Inc.	131	4,162
DXC Technology Co.	926	49,235
Endurance International Group Holdings, Inc. (a)	182	1,210
EPAM Systems, Inc. (a)	159	18,446
Euronet Worldwide, Inc. (a)	165	16,893
Everi Holdings, Inc. (a)	154	793
EVERTEC, Inc.	211	6,056
ExlService Holdings, Inc. (a)	104	5,472
Fidelity National Information Services, Inc.	1,071	109,831
First Data Corp. Class A (a)	1,409	23,826
Fiserv, Inc. (a)	1,346	98,918
FleetCor Technologies, Inc. (a)	291	54,045
Gartner, Inc. (a)	289	36,946
Genpact Ltd.	511	13,792
Global Payments, Inc.	519	53,524
GoDaddy, Inc. (a)	338	22,180
Hackett Group, Inc.	58	929
IBM Corp.	2,782	316,230
Internap Network Services Corp. (a)	15	62
Jack Henry & Associates, Inc.	249	31,503
Leidos Holdings, Inc.	452	23,829
Limelight Networks, Inc. (a)	203	475
Liveramp Holdings, Inc. (a)	262	10,121
ManTech International Corp. Class A	75	3,922
MasterCard, Inc. Class A	3,001	566,139
Maximus, Inc.	212	13,799
MoneyGram International, Inc. (a)	23	46
MongoDB, Inc. Class A (a)	35	2,931
NIC, Inc.	182	2,271
Okta, Inc. (a)	131	8,358
Paychex, Inc.	1,024	66,714
PayPal Holdings, Inc. (a)	3,653	307,181
Perficient, Inc. (a)	162	3,606
Perspecta, Inc.	445	7,663
Presidio, Inc.	78	1,018
Sabre Corp.	675	14,607
Science Applications International Corp.	150	9,555
Square, Inc. (a)	874	49,023
Switch, Inc. Class A	89	623
Sykes Enterprises, Inc. (a)	158	3,907
The Western Union Co.	1,486	25,351
Total System Services, Inc.	544	44,222
Travelport Worldwide Ltd.	379	5,920
Ttec Holdings, Inc.	45	1,286
Twilio, Inc. Class A (a)	217	19,378
Unisys Corp. (a)(b)	134	1,558
VeriSign, Inc. (a)	275	40,780
Virtusa Corp. (a)	82	3,492
Visa, Inc. Class A	5,853	772,245
WEX, Inc. (a)	126	17,648
Worldpay, Inc. (a)	964	73,679
		3,728,589
Semiconductors & Semiconductor Equipment - 3.5%
Acacia Communications, Inc. (a)	59	2,242
Advanced Energy Industries, Inc. (a)	126	5,409
Advanced Micro Devices, Inc. (a)	2,658	49,067
Alpha & Omega Semiconductor Ltd. (a)	53	540
Amkor Technology, Inc. (a)	349	2,289
Analog Devices, Inc.	1,187	101,880
Applied Materials, Inc.	3,458	113,215
Axcelis Technologies, Inc. (a)	104	1,851
AXT, Inc. (a)	55	239
Broadcom, Inc.	1,313	333,870
Brooks Automation, Inc.	241	6,309
Cabot Microelectronics Corp.	85	8,105
Ceva, Inc. (a)	84	1,856
Cirrus Logic, Inc. (a)	202	6,702
Cohu, Inc.	84	1,350
Cree, Inc. (a)	313	13,389
Cypress Semiconductor Corp.	1,108	14,094
Diodes, Inc. (a)	121	3,903
Entegris, Inc.	483	13,473
First Solar, Inc. (a)	253	10,741
FormFactor, Inc. (a)	249	3,508
Ichor Holdings Ltd. (a)	42	685
Impinj, Inc. (a)	44	640
Inphi Corp. (a)	127	4,083
Integrated Device Technology, Inc. (a)	432	20,922
Intel Corp.	15,122	709,675
KLA-Tencor Corp.	509	45,550
Kopin Corp. (a)	61	61
Kulicke & Soffa Industries, Inc.	269	5,453
Lam Research Corp.	524	71,353
Lattice Semiconductor Corp. (a)	457	3,162
MACOM Technology Solutions Holdings, Inc. (a)	100	1,451
Marvell Technology Group Ltd.	1,406	22,763
Maxim Integrated Products, Inc.	916	46,579
MaxLinear, Inc. Class A (a)	216	3,802
Microchip Technology, Inc.	759	54,587
Micron Technology, Inc. (a)	3,734	118,480
MKS Instruments, Inc.	174	11,242
Monolithic Power Systems, Inc.	130	15,113
Nanometrics, Inc. (a)	90	2,460
NeoPhotonics Corp. (a)	104	674
NVE Corp.	12	1,050
NVIDIA Corp.	1,960	261,660
ON Semiconductor Corp. (a)	1,400	23,114
PDF Solutions, Inc. (a)	76	641
Photronics, Inc. (a)	166	1,607
Pixelworks, Inc. (a)	100	290
Power Integrations, Inc.	90	5,488
Qorvo, Inc. (a)	419	25,446
Qualcomm, Inc.	4,758	270,778
Rambus, Inc. (a)	363	2,784
Rudolph Technologies, Inc. (a)	75	1,535
Semtech Corp. (a)	203	9,312
Silicon Laboratories, Inc. (a)	147	11,585
Skyworks Solutions, Inc.	597	40,011
SMART Global Holdings, Inc. (a)	16	475
SolarEdge Technologies, Inc. (a)(b)	106	3,721
SunPower Corp. (a)	148	736
Synaptics, Inc. (a)	99	3,684
Teradyne, Inc.	617	19,361
Texas Instruments, Inc.	3,182	300,699
Ultra Clean Holdings, Inc. (a)	102	864
Universal Display Corp.	138	12,913
Veeco Instruments, Inc. (a)	99	734
Versum Materials, Inc.	346	9,591
Xilinx, Inc.	812	69,158
Xperi Corp.	131	2,409
		2,912,413
Software - 6.2%
2U, Inc. (a)	174	8,651
8x8, Inc. (a)	350	6,314
A10 Networks, Inc. (a)	121	755
ACI Worldwide, Inc. (a)	390	10,791
Adobe, Inc. (a)	1,593	360,400
Alarm.com Holdings, Inc. (a)	81	4,201
Altair Engineering, Inc. Class A (a)	59	1,627
Alteryx, Inc. Class A (a)	71	4,222
ANSYS, Inc. (a)	274	39,166
AppFolio, Inc. (a)	24	1,421
Appian Corp. Class A (a)	29	775
Apptio, Inc. Class A (a)	53	2,012
Aspen Technology, Inc. (a)	238	19,559
Asure Software, Inc. (a)	11	56
Autodesk, Inc. (a)	711	91,442
Avaya Holdings Corp. (a)	360	5,242
Benefitfocus, Inc. (a)	80	3,658
Black Knight, Inc. (a)	367	16,537
Blackbaud, Inc.	149	9,372
Bottomline Technologies, Inc. (a)	103	4,944
Box, Inc. Class A (a)	431	7,275
Cadence Design Systems, Inc. (a)	918	39,915
CDK Global, Inc.	427	20,445
Ceridian HCM Holding, Inc.	81	2,794
Citrix Systems, Inc.	454	46,517
Cloudera, Inc. (a)	291	3,218
CommVault Systems, Inc. (a)	131	7,741
Cornerstone OnDemand, Inc. (a)	161	8,119
Coupa Software, Inc. (a)	76	4,777
Digimarc Corp. (a)	23	334
Dropbox, Inc. Class A (a)	153	3,126
Ebix, Inc.	68	2,894
Ellie Mae, Inc. (a)(b)	118	7,414
Envestnet, Inc. (a)	168	8,264
Everbridge, Inc. (a)	47	2,668
Fair Isaac Corp. (a)	100	18,700
FireEye, Inc. (a)	544	8,818
Five9, Inc. (a)	179	7,826
Forescout Technologies, Inc. (a)	50	1,300
Fortinet, Inc. (a)	488	34,370
Guidewire Software, Inc. (a)	253	20,298
Hortonworks, Inc. (a)	115	1,658
HubSpot, Inc. (a)	113	14,207
Imperva, Inc. (a)	95	5,291
Instructure, Inc. (a)	56	2,101
Intuit, Inc.	785	154,527
j2 Global, Inc.	160	11,101
LivePerson, Inc. (a)	170	3,206
LogMeIn, Inc.	173	14,112
Manhattan Associates, Inc. (a)	237	10,042
Microsoft Corp.	24,918	2,530,921
MicroStrategy, Inc. Class A (a)	25	3,194
MINDBODY, Inc. (a)	86	3,130
Mitek Systems, Inc. (a)	86	930
MobileIron, Inc. (a)	127	583
Model N, Inc. (a)	76	1,005
Monotype Imaging Holdings, Inc.	180	2,794
New Relic, Inc. (a)	142	11,498
Nuance Communications, Inc. (a)	857	11,338
Nutanix, Inc. Class A (a)	179	7,445
Onespan, Inc. (a)	82	1,062
Oracle Corp.	9,832	443,915
Parametric Technology Corp. (a)	365	30,259
Paycom Software, Inc. (a)	153	18,735
Paylocity Holding Corp. (a)	80	4,817
Pegasystems, Inc.	128	6,122
Pivotal Software, Inc.	155	2,534
Pluralsight, Inc.	90	2,120
Progress Software Corp.	140	4,969
Proofpoint, Inc. (a)	149	12,488
PROS Holdings, Inc. (a)	95	2,983
Q2 Holdings, Inc. (a)	134	6,640
QAD, Inc. Class A	21	826
Qualys, Inc. (a)	111	8,296
Rapid7, Inc. (a)	77	2,399
RealPage, Inc. (a)	207	9,975
Red Hat, Inc. (a)	571	100,290
RingCentral, Inc. (a)	206	16,983
SailPoint Technologies Holding, Inc. (a)	51	1,198
Salesforce.com, Inc. (a)	2,218	303,799
SendGrid, Inc. (a)	18	777
ServiceNow, Inc. (a)	560	99,708
Smartsheet, Inc.	58	1,442
Splunk, Inc. (a)	456	47,812
SPS Commerce, Inc. (a)	58	4,778
SS&C Technologies Holdings, Inc.	566	25,532
Symantec Corp.	2,015	38,073
Synopsys, Inc. (a)	491	41,362
Tableau Software, Inc. (a)	200	24,000
Teradata Corp. (a)	406	15,574
The Rubicon Project, Inc. (a)	47	175
The Trade Desk, Inc. (a)	65	7,544
TiVo Corp.	370	3,482
Tyler Technologies, Inc. (a)	111	20,626
Ultimate Software Group, Inc. (a)	89	21,793
Upland Software, Inc. (a)	22	598
Varonis Systems, Inc. (a)	64	3,386
Verint Systems, Inc. (a)	220	9,308
VirnetX Holding Corp. (a)	56	134
VMware, Inc. Class A	220	30,169
Workday, Inc. Class A (a)	434	69,301
Workiva, Inc. (a)	85	3,051
Zendesk, Inc. (a)	319	18,620
Zuora, Inc.	56	1,016
		5,105,712
Technology Hardware, Storage & Peripherals - 3.6%
3D Systems Corp. (a)	317	3,224
Apple, Inc.	16,592	2,617,176
Avid Technology, Inc. (a)	129	613
Cray, Inc. (a)	156	3,368
Diebold Nixdorf, Inc.	201	500
Eastman Kodak Co. (a)	27	69
Electronics for Imaging, Inc. (a)	180	4,464
Hewlett Packard Enterprise Co.	5,195	68,626
HP, Inc.	5,420	110,893
Immersion Corp. (a)	43	385
NCR Corp. (a)	368	8,493
NetApp, Inc.	881	52,569
Pure Storage, Inc. Class A (a)	392	6,303
Seagate Technology LLC	943	36,390
U.S.A. Technologies, Inc. (a)	115	447
Western Digital Corp.	964	35,639
Xerox Corp.	668	13,200
		2,962,359

TOTAL INFORMATION TECHNOLOGY		16,486,852

MATERIALS - 2.8%
Chemicals - 1.9%
A. Schulman, Inc. rights (a)(d)	54	103
Advanced Emissions Solutions, Inc.	16	169
AdvanSix, Inc. (a)	109	2,653
Air Products & Chemicals, Inc.	699	111,875
Albemarle Corp. U.S.	363	27,976
American Vanguard Corp.	63	957
Ashland Global Holdings, Inc.	209	14,831
Axalta Coating Systems Ltd. (a)	704	16,488
Balchem Corp.	100	7,835
Cabot Corp.	238	10,220
Celanese Corp. Class A	445	40,037
CF Industries Holdings, Inc.	762	33,155
Chase Corp.	35	3,502
DowDuPont, Inc.	7,561	404,362
Eastman Chemical Co.	472	34,508
Ecolab, Inc.	830	122,301
Ferro Corp. (a)	260	4,077
Flotek Industries, Inc. (a)	172	187
FMC Corp.	443	32,764
H.B. Fuller Co.	156	6,657
Hawkins, Inc.	21	860
Huntsman Corp.	693	13,368
Ingevity Corp. (a)	138	11,549
Innophos Holdings, Inc.	38	932
Innospec, Inc.	73	4,508
International Flavors & Fragrances, Inc.	256	34,373
Intrepid Potash, Inc. (a)	246	640
Koppers Holdings, Inc. (a)	53	903
Kraton Performance Polymers, Inc. (a)	79	1,725
Kronos Worldwide, Inc.	54	622
Linde PLC	924	144,181
LSB Industries, Inc. (a)	55	304
LyondellBasell Industries NV Class A	1,047	87,069
Minerals Technologies, Inc.	101	5,185
NewMarket Corp.	30	12,363
Olin Corp.	506	10,176
OMNOVA Solutions, Inc. (a)	142	1,041
Platform Specialty Products Corp. (a)	770	7,954
PolyOne Corp.	238	6,807
PPG Industries, Inc.	824	84,238
PQ Group Holdings, Inc. (a)	62	918
Quaker Chemical Corp.	45	7,997
Rayonier Advanced Materials, Inc.	232	2,471
RPM International, Inc.	430	25,275
Sensient Technologies Corp.	133	7,428
Sherwin-Williams Co.	265	104,267
Stepan Co.	56	4,144
The Chemours Co. LLC	614	17,327
The Mosaic Co.	1,140	33,299
The Scotts Miracle-Gro Co. Class A	145	8,912
Trinseo SA	144	6,592
Tronox Ltd. Class A	302	2,350
Valvoline, Inc.	684	13,235
Venator Materials PLC (a)	139	582
W.R. Grace & Co.	211	13,696
Westlake Chemical Corp.	128	8,470
		1,560,418
Construction Materials - 0.1%
Eagle Materials, Inc.	169	10,314
Forterra, Inc. (a)	19	71
Foundation Building Materials, Inc. (a)	14	116
Martin Marietta Materials, Inc.	204	35,061
nVent Electric PLC	567	12,735
Summit Materials, Inc.	310	3,844
U.S. Concrete, Inc. (a)	62	2,187
United States Lime & Minerals, Inc.	28	1,988
Vulcan Materials Co.	431	42,583
		108,899
Containers & Packaging - 0.4%
Aptargroup, Inc.	203	19,096
Avery Dennison Corp.	281	25,242
Ball Corp.	1,121	51,544
Bemis Co., Inc.	293	13,449
Berry Global Group, Inc. (a)	430	20,438
Crown Holdings, Inc. (a)	441	18,332
Graphic Packaging Holding Co.	1,037	11,034
Greif, Inc. Class A	83	3,080
International Paper Co.	1,345	54,284
Myers Industries, Inc.	53	801
Owens-Illinois, Inc.	566	9,758
Packaging Corp. of America	310	25,873
Sealed Air Corp.	580	20,207
Silgan Holdings, Inc.	258	6,094
Sonoco Products Co.	320	17,002
WestRock Co.	836	31,567
		327,801
Metals & Mining - 0.4%
AK Steel Holding Corp. (a)	918	2,066
Alcoa Corp. (a)	573	15,230
Allegheny Technologies, Inc. (a)	445	9,688
Atkore International Group, Inc. (a)	38	754
Carpenter Technology Corp.	137	4,879
Century Aluminum Co. (a)	98	716
Cleveland-Cliffs, Inc.	928	7,136
Coeur d'Alene Mines Corp. (a)	479	2,141
Commercial Metals Co.	436	6,985
Compass Minerals International, Inc.	115	4,794
Freeport-McMoRan, Inc.	4,408	45,446
Gold Resource Corp.	108	432
Haynes International, Inc.	21	554
Hecla Mining Co.	1,414	3,337
Kaiser Aluminum Corp.	52	4,643
Materion Corp.	83	3,734
McEwen Mining, Inc.	555	1,010
Newmont Mining Corp.	1,727	59,841
Nucor Corp.	1,040	53,882
Olympic Steel, Inc.	9	128
Reliance Steel & Aluminum Co.	234	16,654
Royal Gold, Inc.	215	18,415
Ryerson Holding Corp. (a)	16	101
Schnitzer Steel Industries, Inc. Class A	73	1,573
Steel Dynamics, Inc.	761	22,860
SunCoke Energy, Inc.	209	1,787
TimkenSteel Corp. (a)	88	769
United States Steel Corp.	541	9,868
Warrior Metropolitan Coal, Inc.	42	1,013
Worthington Industries, Inc.	142	4,947
		305,383
Paper & Forest Products - 0.0%
Boise Cascade Co.	108	2,576
Clearwater Paper Corp. (a)	40	975
Domtar Corp.	190	6,675
Louisiana-Pacific Corp.	441	9,799
Mercer International, Inc. (SBI)	182	1,900
Neenah, Inc.	61	3,594
P.H. Glatfelter Co.	118	1,152
Resolute Forest Products	235	1,864
Schweitzer-Mauduit International, Inc.	73	1,829
Verso Corp. (a)	118	2,643
		33,007

TOTAL MATERIALS		2,335,508

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 3.6%
Acadia Realty Trust (SBI)	300	7,128
Agree Realty Corp.	85	5,025
Alexander & Baldwin, Inc.	213	3,915
Alexanders, Inc.	14	4,266
Alexandria Real Estate Equities, Inc.	326	37,568
American Assets Trust, Inc.	148	5,945
American Campus Communities, Inc.	429	17,756
American Homes 4 Rent Class A	807	16,019
American Tower Corp.	1,379	218,144
Americold Realty Trust	137	3,499
Apartment Investment & Management Co. Class A	504	22,116
Apple Hospitality (REIT), Inc.	677	9,654
Armada Hoffler Properties, Inc.	81	1,139
Ashford Hospitality Trust, Inc.	297	1,188
AvalonBay Communities, Inc.	440	76,582
Bluerock Residential Growth (REIT), Inc.	25	226
Boston Properties, Inc.	495	55,712
Braemar Hotels & Resorts, Inc.	84	750
Brandywine Realty Trust (SBI)	546	7,027
Brixmor Property Group, Inc.	1,022	15,013
Camden Property Trust (SBI)	296	26,063
CareTrust (REIT), Inc.	244	4,504
CatchMark Timber Trust, Inc.	73	518
CBL & Associates Properties, Inc. (b)	417	801
Cedar Realty Trust, Inc.	264	829
Chatham Lodging Trust	121	2,139
Chesapeake Lodging Trust	177	4,310
City Office REIT, Inc.	96	984
Colony Capital, Inc.	1,703	7,970
Columbia Property Trust, Inc.	353	6,831
Community Healthcare Trust, Inc.	38	1,096
CorEnergy Infrastructure Trust, Inc.	88	2,911
CorePoint Lodging, Inc.	98	1,201
CoreSite Realty Corp.	105	9,159
Corporate Office Properties Trust (SBI)	311	6,540
Corrections Corp. of America	414	7,382
Cousins Properties, Inc.	1,366	10,791
Crown Castle International Corp.	1,299	141,110
CubeSmart	589	16,898
CyrusOne, Inc.	298	15,758
DDR Corp.	509	5,635
DiamondRock Hospitality Co.	744	6,756
Digital Realty Trust, Inc.	663	70,643
Douglas Emmett, Inc.	554	18,908
Duke Realty Corp.	1,156	29,940
Easterly Government Properties, Inc.	98	1,537
EastGroup Properties, Inc.	115	10,549
Empire State Realty Trust, Inc.	491	6,987
EPR Properties	202	12,934
Equinix, Inc.	252	88,845
Equity Commonwealth	376	11,284
Equity Lifestyle Properties, Inc.	291	28,265
Equity Residential (SBI)	1,165	76,902
Essex Property Trust, Inc.	211	51,739
Extra Space Storage, Inc.	400	36,192
Farmland Partners, Inc.	75	341
Federal Realty Investment Trust (SBI)	230	27,149
First Industrial Realty Trust, Inc.	435	12,554
Four Corners Property Trust, Inc.	235	6,157
Franklin Street Properties Corp.	312	1,944
Front Yard Residential Corp. Class B	123	1,074
Gaming & Leisure Properties	632	20,420
Getty Realty Corp.	123	3,617
Gladstone Commercial Corp.	23	412
Global Medical REIT, Inc.	16	142
Global Net Lease, Inc.	250	4,405
Government Properties Income Trust	295	2,027
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	151	2,877
HCP, Inc.	1,516	42,342
Healthcare Realty Trust, Inc.	412	11,717
Healthcare Trust of America, Inc.	664	16,806
Hersha Hospitality Trust	131	2,298
Highwoods Properties, Inc. (SBI)	324	12,536
Hospitality Properties Trust (SBI)	560	13,373
Host Hotels & Resorts, Inc.	2,405	40,091
Hudson Pacific Properties, Inc.	527	15,315
Independence Realty Trust, Inc.	358	3,286
Industrial Logistics Properties Trust	156	3,069
InfraReit, Inc.	109	2,291
Investors Real Estate Trust	40	1,963
Invitation Homes, Inc.	914	18,353
Iron Mountain, Inc.	900	29,169
iStar Financial, Inc.	222	2,036
JBG SMITH Properties	292	10,165
Jernigan Capital, Inc.	15	297
Kilroy Realty Corp.	324	20,373
Kimco Realty Corp.	1,403	20,554
Kite Realty Group Trust	340	4,791
Lamar Advertising Co. Class A	284	19,647
Lexington Corporate Properties Trust	616	5,057
Liberty Property Trust (SBI)	478	20,019
Life Storage, Inc.	158	14,692
LTC Properties, Inc.	126	5,252
Mack-Cali Realty Corp.	345	6,759
MedEquities Realty Trust, Inc.	230	1,573
Medical Properties Trust, Inc.	1,174	18,878
Mid-America Apartment Communities, Inc.	360	34,452
Monmouth Real Estate Investment Corp. Class A	343	4,253
National Health Investors, Inc.	160	12,086
National Retail Properties, Inc.	516	25,031
National Storage Affiliates Trust	204	5,398
New Senior Investment Group, Inc.	204	840
NexPoint Residential Trust, Inc.	98	3,435
NorthStar Realty Europe Corp.	174	2,530
Omega Healthcare Investors, Inc.	628	22,074
Outfront Media, Inc.	440	7,973
Paramount Group, Inc.	673	8,453
Park Hotels & Resorts, Inc.	528	13,717
Pebblebrook Hotel Trust	474	13,419
Pennsylvania Real Estate Investment Trust (SBI)	175	1,040
Physicians Realty Trust	617	9,891
Piedmont Office Realty Trust, Inc. Class A	420	7,157
Potlatch Corp.	151	4,778
Preferred Apartment Communities, Inc. Class A	142	1,997
Prologis, Inc.	1,713	100,587
PS Business Parks, Inc.	85	11,135
Public Storage	480	97,157
QTS Realty Trust, Inc. Class A	155	5,743
Ramco-Gershenson Properties Trust (SBI)	239	2,856
Rayonier, Inc.	439	12,156
Realty Income Corp.	888	55,980
Regency Centers Corp.	481	28,225
Retail Opportunity Investments Corp.	417	6,622
Retail Properties America, Inc.	789	8,561
Rexford Industrial Realty, Inc.	217	6,395
RLJ Lodging Trust	645	10,578
Ryman Hospitality Properties, Inc.	159	10,604
Sabra Health Care REIT, Inc.	579	9,542
Safety Income and Growth, Inc.	8	150
Saul Centers, Inc.	42	1,983
SBA Communications Corp. Class A (a)	379	61,356
Senior Housing Properties Trust (SBI)	816	9,564
Seritage Growth Properties	89	2,877
Simon Property Group, Inc.	1,001	168,158
SL Green Realty Corp.	303	23,961
Spirit MTA REIT	134	955
Spirit Realty Capital, Inc.	305	10,751
Stag Industrial, Inc.	288	7,165
Store Capital Corp.	527	14,919
Summit Hotel Properties, Inc.	341	3,318
Sun Communities, Inc.	249	25,326
Sunstone Hotel Investors, Inc.	771	10,031
Tanger Factory Outlet Centers, Inc.	349	7,057
Taubman Centers, Inc.	194	8,825
Terreno Realty Corp.	177	6,225
The GEO Group, Inc.	434	8,550
The Macerich Co.	369	15,970
TIER REIT, Inc.	154	3,177
UDR, Inc.	862	34,152
UMH Properties, Inc.	68	805
Uniti Group, Inc.	513	7,987
Universal Health Realty Income Trust (SBI)	71	4,357
Urban Edge Properties	325	5,402
Urstadt Biddle Properties, Inc. Class A	107	2,057
Ventas, Inc.	1,142	66,910
VEREIT, Inc.	3,159	22,587
Vornado Realty Trust	557	34,551
Washington Prime Group, Inc.	598	2,906
Washington REIT (SBI)	253	5,819
Weingarten Realty Investors (SBI)	352	8,733
Welltower, Inc.	1,188	82,459
Weyerhaeuser Co.	2,467	53,929
Whitestone REIT Class B	83	1,018
WP Carey, Inc.	340	22,216
Xenia Hotels & Resorts, Inc.	307	5,280
		2,975,555
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	23	517
CBRE Group, Inc. (a)	971	38,879
Colony NorthStar Credit Real Estate, Inc.	231	3,647
Forestar Group, Inc. (a)	8	111
HFF, Inc.	144	4,775
Howard Hughes Corp. (a)	136	13,276
Jones Lang LaSalle, Inc.	146	18,484
Kennedy-Wilson Holdings, Inc.	393	7,141
Marcus & Millichap, Inc. (a)	28	961
Newmark Group, Inc.	789	6,328
RE/MAX Holdings, Inc.	46	1,415
Realogy Holdings Corp. (b)	419	6,151
Retail Value, Inc.	36	921
Tejon Ranch Co. (a)	77	1,277
The St. Joe Co. (a)	225	2,963
		106,846

TOTAL REAL ESTATE		3,082,401

UTILITIES - 3.1%
Electric Utilities - 1.8%
Allete, Inc.	157	11,967
Alliant Energy Corp.	748	31,603
American Electric Power Co., Inc.	1,580	118,089
Duke Energy Corp.	2,251	194,261
Edison International	1,055	59,892
El Paso Electric Co.	123	6,166
Entergy Corp.	578	49,748
Evergy, Inc.	457	25,944
Eversource Energy	1,012	65,820
Exelon Corp.	3,072	138,547
FirstEnergy Corp.	1,438	53,997
Hawaiian Electric Industries, Inc.	347	12,707
IDACORP, Inc.	162	15,076
MGE Energy, Inc.	141	8,454
NextEra Energy, Inc.	1,511	262,642
OGE Energy Corp.	629	24,651
Otter Tail Corp.	126	6,255
PG&E Corp. (a)	1,662	39,473
Pinnacle West Capital Corp.	360	30,672
PNM Resources, Inc.	270	11,094
Portland General Electric Co.	291	13,342
PPL Corp.	2,214	62,723
Southern Co.	3,232	141,949
Spark Energy, Inc. Class A,	59	438
Vistra Energy Corp. (a)	895	20,487
Xcel Energy, Inc.	1,631	80,359
		1,486,356
Gas Utilities - 0.2%
Atmos Energy Corp.	355	32,916
Chesapeake Utilities Corp.	68	5,528
National Fuel Gas Co.	279	14,279
New Jersey Resources Corp.	284	12,970
Northwest Natural Holding Co.	86	5,200
ONE Gas, Inc.	163	12,975
South Jersey Industries, Inc.	275	7,645
Southwest Gas Holdings, Inc.	156	11,934
Spire, Inc.	159	11,779
UGI Corp.	549	29,289
		144,515
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	973	38,531
NRG Yield, Inc.:
Class A	224	3,790
Class C	162	2,795
Ormat Technologies, Inc.	107	5,596
Pattern Energy Group, Inc.	271	5,046
Terraform Power, Inc.	93	1,043
The AES Corp.	2,147	31,046
		87,847
Multi-Utilities - 0.9%
Ameren Corp.	779	50,814
Avangrid, Inc.	176	8,816
Avista Corp.	217	9,218
Black Hills Corp.	181	11,363
CenterPoint Energy, Inc.	1,379	38,929
CMS Energy Corp.	903	44,834
Consolidated Edison, Inc.	997	76,231
Dominion Resources, Inc.	2,069	147,851
DTE Energy Co.	575	63,423
MDU Resources Group, Inc.	664	15,830
NiSource, Inc.	1,067	27,048
NorthWestern Energy Corp.	163	9,689
Public Service Enterprise Group, Inc.	1,629	84,789
Sempra Energy	808	87,418
Unitil Corp.	45	2,279
Vectren Corp.	263	18,931
WEC Energy Group, Inc.	1,013	70,160
		767,623
Water Utilities - 0.1%
American States Water Co.	112	7,508
American Water Works Co., Inc.	574	52,102
Aqua America, Inc.	584	19,967
AquaVenture Holdings Ltd. (a)	51	963
Cadiz, Inc. (a)(b)	114	1,174
California Water Service Group	140	6,672
Connecticut Water Service, Inc.	41	2,742
Middlesex Water Co.	60	3,201
Select Energy Services, Inc. Class A (a)	18	114
SJW Corp.	46	2,559
		97,002

TOTAL UTILITIES		2,583,343

TOTAL COMMON STOCKS
(Cost $91,290,508)		81,387,372

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 2.42% (e)	739,892	740,040
Fidelity Securities Lending Cash Central Fund 2.41% (e)(f)	317,446	317,478
TOTAL MONEY MARKET FUNDS
(Cost $1,057,518)		1,057,518
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $92,348,026)		82,444,890
NET OTHER ASSETS (LIABILITIES) - 0.4%		333,550
NET ASSETS - 100%		$82,778,440

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	7	March 2019	$472,150	$7,248	$7,248
CME E-mini S&P 500 Index Contracts (United States)	4	March 2019	501,040	608	608
TOTAL FUTURES CONTRACTS					$7,856

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,557 or 0.0% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,398
Fidelity Securities Lending Cash Central Fund	629
Total	$20,027

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$7,380,290	$7,380,290	$--	$--
Consumer Discretionary	8,430,428	8,430,428	--	--
Consumer Staples	5,443,645	5,443,645	--	--
Energy	3,940,212	3,940,212	--	--
Financials	11,395,089	11,395,089	--	--
Health Care	12,151,707	12,151,707	--	--
Industrials	8,157,897	8,157,897	--	--
Information Technology	16,486,852	16,486,852	--	--
Materials	2,335,508	2,335,405	--	103
Real Estate	3,082,401	3,082,401	--	--
Utilities	2,583,343	2,583,343	--	--
Money Market Funds	1,057,518	1,057,518	--	--
Total Investments in Securities:	$82,444,890	$82,444,787	$--	$103
Derivative Instruments:
Assets
Futures Contracts	$7,856	$7,856	$--	$--
Total Assets	$7,856	$7,856	$--	$--
Total Derivative Instruments:	$7,856	$7,856	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$7,856	$0
Total Equity Risk	7,856	0
Total Value of Derivatives	$7,856	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

VIP Total Market Index Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2018
Assets
Investment in securities, at value (including securities loaned of $308,892) — See accompanying schedule: Unaffiliated issuers (cost $91,290,508)	$81,387,372
Fidelity Central Funds (cost $1,057,518)	1,057,518
Total Investment in Securities (cost $92,348,026)		$82,444,890
Segregated cash with brokers for derivative instruments		14,200
Cash		3,168
Receivable for investments sold		34,083
Receivable for fund shares sold		509,542
Dividends receivable		97,678
Distributions receivable from Fidelity Central Funds		2,215
Receivable for daily variation margin on futures contracts		2,548
Total assets		83,108,324
Liabilities
Payable for investments purchased	$2,862
Payable for fund shares redeemed	131
Accrued management fee	4,115
Distribution and service plan fees payable	198
Other affiliated payables	4,115
Other payables and accrued expenses	983
Collateral on securities loaned	317,480
Total liabilities		329,884
Net Assets		$82,778,440
Net Assets consist of:
Paid in capital		$92,893,464
Total distributable earnings (loss)		(10,115,024)
Net Assets		$82,778,440
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($81,855,127 ÷ 8,872,588 shares)		$9.23
Service Class 2:
Net Asset Value, offering price and redemption price per share ($923,313 ÷ 100,000 shares)		$9.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period April 17, 2018 (commencement of operations) to December 31, 2018
Investment Income
Dividends		$702,728
Interest		148
Income from Fidelity Central Funds		20,027
Total income		722,903
Expenses
Management fee	$22,327
Transfer agent fees	22,327
Distribution and service plan fees	1,810
Independent trustees' fees and expenses	169
Total expenses before reductions	46,633
Expense reductions	(781)
Total expenses after reductions		45,852
Net investment income (loss)		677,051
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,482
Fidelity Central Funds	(44)
Foreign currency transactions	(1)
Futures contracts	(131,606)
Total net realized gain (loss)		(100,169)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(9,903,136)
Futures contracts	7,856
Total change in net unrealized appreciation (depreciation)		(9,895,280)
Net gain (loss)		(9,995,449)
Net increase (decrease) in net assets resulting from operations		$(9,318,398)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period April 17, 2018 (commencement of operations) to December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$677,051
Net realized gain (loss)	(100,169)
Change in net unrealized appreciation (depreciation)	(9,895,280)
Net increase (decrease) in net assets resulting from operations	(9,318,398)
Distributions to shareholders	(816,019)
Total distributions	(816,019)
Share transactions - net increase (decrease)	92,912,857
Total increase (decrease) in net assets	82,778,440
Net Assets
Beginning of period	–
End of period	$82,778,440

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Total Market Index Portfolio Initial Class

December 31,
Years ended December 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.13
Net realized and unrealized gain (loss)	(.81)
Total from investment operations	(.68)
Distributions from net investment income	(.08)
Distributions from net realized gain	(.01)
Total distributions	(.09)
Net asset value, end of period	$9.23
Total ReturnC,D,E	(6.76)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.12%H
Expenses net of fee waivers, if any	.12%H
Expenses net of all reductions	.12%H
Net investment income (loss)	1.84%H
Supplemental Data
Net assets, end of period (000 omitted)	$81,855
Portfolio turnover rateI	4%H

 A For the period April 17, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Total Market Index Portfolio Service Class 2

December 31,
Years ended December 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.12
Net realized and unrealized gain (loss)	(.82)
Total from investment operations	(.70)
Distributions from net investment income	(.06)
Distributions from net realized gain	(.01)
Total distributions	(.07)
Net asset value, end of period	$9.23
Total ReturnC,D,E	(6.96)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.37%H
Expenses net of fee waivers, if any	.37%H
Expenses net of all reductions	.37%H
Net investment income (loss)	1.59%H
Supplemental Data
Net assets, end of period (000 omitted)	$923
Portfolio turnover rateI	4%H

 A For the period April 17, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Extended Market Index Portfolio

Performance: The Bottom Line

Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for VIP Extended Market Index Portfolio will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Extended Market Index Portfolio - on April 17, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the undefined performed over the same period.

Period Ending Values
$8,901	VIP Extended Market Index Portfolio -
$8,914	Fidelity U.S. Extended Investable Market Index

VIP Extended Market Index Portfolio

Management's Discussion of Fund Performance

Market Recap:  A gain for the 10th consecutive year proved elusive for U.S. stocks in 2018, with resurgent volatility upsetting the aging bull market. The S&P 500® index returned -4.38% for the year after reversing course (-14%) in the fourth quarter. The retreat was in sharp contrast to the benchmark’s steady climb from May into September, when it achieved a record close. As the fourth quarter began, rising U.S. Treasury yields and concern about peaking corporate earnings growth sent many investors fleeing from risk assets as they were still dealing with lingering uncertainty related to global trade and the U.S. Federal Reserve picking up the pace of interest rate hikes. The index returned -6.84% in October, at the time its largest monthly drop in seven years. But things got worse in December, as jitters about the economy and another hike in rates led to a spike in volatility and a -9% result for the month. For the full period, some economically sensitive sectors were at the bottom of the 12-month performance scale: energy (-18%), materials (-15%) and industrials (-13%) fared worst, followed by financials (-13%) and consumer staples (-9%). Meanwhile, communication services, which includes dividend-rich telecom stocks, returned about -7%. In contrast, the defensive health care sector gained roughly 6%. Information technology and consumer discretionary were rattled in the late-year downturn, but earlier strength resulted in advances of 3% and 2%, respectively. Utilities (+4%) and real estate (-2%) also topped the broader market.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  Between the fund's inception date of April 17, 2018, and its fiscal year end on December 31, 2018, the fund's share classes returned roughly -11%, roughly in line with the -10.86 return of the benchmark Fidelity U.S. Extended Investable Market Index. In a difficult and volatile investment environment, every index sector but one – utilities – produced negative returns, led by energy, which struggled as the price of oil fell. On an individual basis, cosmetics maker Coty (-61%), whose shares plunged in November, struggled after the company reported poor financial results and announced the resignation of the company's chief executive. Concerns about the financial impact of tariffs weighed on Alcoa (-55%), while CommScope (-60%), a maker of communication network infrastructure, issued a couple of disappointing earnings reports. Also struggling was IPG Photonics (-51%), a manufacturer of lasers, and Adient (-76%), an automotive parts manufacturer. In contrast, the biggest individual contributor was Dexcom (+63%), a maker of medical devices whose shares rose sharply on better-than-expected sales and earnings coupled with growth in demand for the company's products. Strong financial results also lifted shares of automotive-parts company Advance Auto Parts (+47%), while Tractor Supply (+40%), a chain of retail superstores primarily serving rural America, also contributed, as did Lululemon Athletica (+29%), a maker of athletic apparel.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Extended Market Index Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2018

% of fund's net assets
lululemon athletica, Inc.	0.4
NRG Energy, Inc.	0.4
Advance Auto Parts, Inc.	0.3
Burlington Stores, Inc.	0.3
Hormel Foods Corp.	0.3
Chipotle Mexican Grill, Inc.	0.3
UDR, Inc.	0.3
Keysight Technologies, Inc.	0.3
Tractor Supply Co.	0.3
Wellcare Health Plans, Inc.	0.3
3.2

Top Market Sectors as of December 31, 2018

% of fund's net assets
Financials	14.7
Industrials	14.6
Information Technology	14.3
Consumer Discretionary	13.0
Health Care	10.7
Real Estate	9.7
Utilities	5.0
Materials	5.0
Communication Services	3.7
Consumer Staples	3.2

Asset Allocation (% of fund's net assets)

As of December 31, 2018 *
Stocks and Equity Futures	100.1%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.1)%

 * Foreign investments - 5.1%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

VIP Extended Market Index Portfolio

Schedule of Investments December 31, 2018

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 0.3%
Atlantic Tele-Network, Inc.	91	$6,509
Cincinnati Bell, Inc. (a)	376	2,925
Cogent Communications Group, Inc.	344	15,552
Consolidated Communications Holdings, Inc.	443	4,377
Frontier Communications Corp. (b)	711	1,692
Globalstar, Inc. (a)	2,919	1,867
IDT Corp. Class B	111	687
Intelsat SA (a)	337	7,208
Iridium Communications, Inc. (a)	673	12,417
ORBCOMM, Inc. (a)	573	4,733
Vonage Holdings Corp. (a)	1,688	14,736
WideOpenWest, Inc. (a)	195	1,390
Windstream Holdings, Inc. (a)	124	259
Zayo Group Holdings, Inc. (a)	823	18,797
		93,149
Entertainment - 0.7%
AMC Entertainment Holdings, Inc. Class A	463	5,686
Cinemark Holdings, Inc.	913	32,685
Glu Mobile, Inc. (a)	876	7,069
Lions Gate Entertainment Corp.:
Class A	590	9,499
Class B	862	12,827
Live Nation Entertainment, Inc. (a)	1,119	55,111
Marcus Corp.	160	6,320
Pandora Media, Inc. (a)	1,930	15,614
The Madison Square Garden Co. (a)	123	32,927
World Wrestling Entertainment, Inc. Class A	324	24,209
Zynga, Inc. (a)	6,708	26,362
		228,309
Interactive Media & Services - 0.5%
Care.com, Inc. (a)	127	2,452
Liberty TripAdvisor Holdings, Inc. (a)	609	9,677
Match Group, Inc. (b)	370	15,825
MeetMe, Inc. (a)	388	1,796
QuinStreet, Inc. (a)	322	5,226
Snap, Inc. Class A (a)(b)	1,941	10,695
TripAdvisor, Inc. (a)	970	52,322
TrueCar, Inc. (a)	476	4,313
Yelp, Inc. (a)	507	17,740
Zillow Group, Inc.:
Class A (a)	394	12,383
Class C (a)	879	27,759
		160,188
Media - 1.9%
Altice U.S.A., Inc. Class A	572	9,449
AMC Networks, Inc. Class A (a)	497	27,275
Cable One, Inc.	40	32,804
Discovery Communications, Inc.:
Class A (a)	1,343	33,226
Class C (non-vtg.) (a)	1,683	38,844
E.W. Scripps Co. Class A	472	7,425
Emerald Expositions Events, Inc.	156	1,925
Entercom Communications Corp. Class A	210	1,199
Entravision Communication Corp. Class A	515	1,499
Fluent, Inc. (a)	264	950
Gannett Co., Inc.	985	8,402
Gray Television, Inc. (a)	568	8,372
Hemisphere Media Group, Inc. (a)	139	1,687
Interpublic Group of Companies, Inc.	3,295	67,976
John Wiley & Sons, Inc. Class A	391	18,365
Liberty Latin America Ltd. (a)	1,053	15,342
Liberty Latin America Ltd. Class A (a)	375	5,430
Loral Space & Communications Ltd. (a)	105	3,911
Meredith Corp.	324	16,829
MSG Network, Inc. Class A (a)	540	12,722
National CineMedia, Inc.	491	3,182
New Media Investment Group, Inc.	421	4,871
News Corp.:
Class A	3,152	35,775
Class B	1,097	12,670
Nexstar Broadcasting Group, Inc. Class A	367	28,861
Scholastic Corp.	223	8,978
Sinclair Broadcast Group, Inc. Class A	520	13,697
Sirius XM Holdings, Inc. (b)	12,450	71,090
Tegna, Inc.	2,890	31,414
The New York Times Co. Class A	1,027	22,892
Tribune Media Co. Class A	620	28,136
tronc, Inc.(a)	219	2,483
		577,681
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (a)	324	6,665
Gogo, Inc. (a)(b)	521	1,558
Shenandoah Telecommunications Co.	400	17,700
Spok Holdings, Inc.	193	2,559
Sprint Corp. (a)	5,378	31,300
Telephone & Data Systems, Inc.	806	26,227
U.S. Cellular Corp. (a)	117	6,080
		92,089

TOTAL COMMUNICATION SERVICES		1,151,416

CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.9%
Adient PLC	824	12,409
American Axle & Manufacturing Holdings, Inc. (a)	658	7,304
Cooper Tire & Rubber Co.	453	14,645
Cooper-Standard Holding, Inc. (a)	146	9,070
Dana Holding Corp.	1,215	16,560
Delphi Technologies PLC	787	11,270
Dorman Products, Inc. (a)	254	22,865
Fox Factory Holding Corp. (a)	243	14,305
Gentex Corp.	2,431	49,131
Gentherm, Inc. (a)	321	12,834
Hertz Global Holdings, Inc. (a)	613	8,367
Horizon Global Corp. (a)	132	189
LCI Industries	209	13,961
Modine Manufacturing Co. (a)	378	4,086
Motorcar Parts of America, Inc. (a)	140	2,330
Shiloh Industries, Inc. (a)	89	519
Standard Motor Products, Inc.	167	8,088
Stoneridge, Inc. (a)	228	5,620
Superior Industries International, Inc.	164	789
Tenneco, Inc.	486	13,312
The Goodyear Tire & Rubber Co.	2,089	42,636
Tower International, Inc.	161	3,832
Visteon Corp. (a)	286	17,240
		291,362
Automobiles - 0.2%
Harley-Davidson, Inc.	1,427	48,689
REV Group, Inc.	106	796
Thor Industries, Inc.	402	20,904
Winnebago Industries, Inc.	231	5,593
		75,982
Distributors - 0.2%
Core-Mark Holding Co., Inc.	382	8,882
Pool Corp.	351	52,176
		61,058
Diversified Consumer Services - 1.2%
Adtalem Global Education, Inc. (a)	494	23,376
American Public Education, Inc. (a)	153	4,354
Bridgepoint Education, Inc. (a)	208	1,458
Bright Horizons Family Solutions, Inc. (a)	371	41,348
Career Education Corp. (a)	551	6,292
Carriage Services, Inc.	122	1,891
Chegg, Inc. (a)	509	14,466
Frontdoor, Inc. (a)	568	15,114
Graham Holdings Co.	40	25,623
Grand Canyon Education, Inc. (a)	404	38,841
H&R Block, Inc.	1,753	44,474
Houghton Mifflin Harcourt Co. (a)	875	7,753
K12, Inc. (a)	286	7,090
Laureate Education, Inc. Class A (a)	312	4,755
Regis Corp. (a)	304	5,153
Service Corp. International	1,614	64,980
ServiceMaster Global Holdings, Inc. (a)	1,141	41,920
Sotheby's Class A (Ltd. vtg.) (a)	386	15,340
Strategic Education, Inc.	93	10,548
Weight Watchers International, Inc. (a)	228	8,789
		383,565
Hotels, Restaurants & Leisure - 2.5%
Belmond Ltd. Class A (a)	705	17,646
Biglari Holdings, Inc. (a)	1	588
Biglari Holdings, Inc. (a)	8	909
BJ's Restaurants, Inc.	162	8,192
Bloomin' Brands, Inc.	927	16,584
Bojangles', Inc. (a)	128	2,058
Boyd Gaming Corp.	689	14,317
Brinker International, Inc.	433	19,043
Caesars Entertainment Corp. (a)(b)	458	3,110
Carrols Restaurant Group, Inc. (a)	314	3,090
Chipotle Mexican Grill, Inc. (a)	211	91,108
Choice Hotels International, Inc.	313	22,405
Churchill Downs, Inc.	108	26,346
Chuy's Holdings, Inc. (a)	150	2,661
Cracker Barrel Old Country Store, Inc. (b)	203	32,452
Dave & Buster's Entertainment, Inc.	330	14,705
Del Frisco's Restaurant Group, Inc. (a)	193	1,380
Del Taco Restaurants, Inc. (a)	306	3,057
Denny's Corp. (a)	615	9,969
Dine Brands Global, Inc.	151	10,168
Drive Shack, Inc. (a)	561	2,199
Dunkin' Brands Group, Inc.	784	50,270
El Pollo Loco Holdings, Inc. (a)	191	2,897
Eldorado Resorts, Inc. (a)(b)	179	6,482
Extended Stay America, Inc. unit	942	14,601
Fiesta Restaurant Group, Inc. (a)	211	3,273
Golden Entertainment, Inc. (a)	136	2,179
Habit Restaurants, Inc. Class A (a)	129	1,355
Hilton Grand Vacations, Inc. (a)	487	12,852
Hyatt Hotels Corp. Class A	324	21,902
International Speedway Corp. Class A	217	9,518
Jack in the Box, Inc.	282	21,892
Marriott Vacations Worldwide Corp.	208	14,666
Monarch Casino & Resort, Inc. (a)	100	3,814
Papa John's International, Inc.	235	9,355
Penn National Gaming, Inc. (a)	647	12,183
Planet Fitness, Inc. (a)	433	23,217
Playa Hotels & Resorts NV (a)	430	3,092
PlayAGS, Inc. (a)	74	1,702
Potbelly Corp. (a)	186	1,497
RCI Hospitality Holdings, Inc.	75	1,675
Red Robin Gourmet Burgers, Inc. (a)	114	3,046
Red Rock Resorts, Inc.	250	5,078
Ruth's Hospitality Group, Inc.	254	5,773
Scientific Games Corp. Class A (a)(b)	426	7,617
SeaWorld Entertainment, Inc. (a)	560	12,370
Shake Shack, Inc. Class A (a)	150	6,813
Six Flags Entertainment Corp.	725	40,332
Texas Roadhouse, Inc. Class A	541	32,298
The Cheesecake Factory, Inc.	370	16,099
U.S. Foods Holding Corp. (a)	760	24,046
Vail Resorts, Inc.	338	71,257
Wendy's Co.	1,685	26,303
Wingstop, Inc.	243	15,598
		787,039
Household Durables - 1.4%
Beazer Homes U.S.A., Inc. (a)	275	2,607
Cavco Industries, Inc. (a)	70	9,127
Century Communities, Inc. (a)	112	1,933
Ethan Allen Interiors, Inc.	195	3,430
Flexsteel Industries, Inc.	56	1,236
Garmin Ltd.	971	61,484
GoPro, Inc. Class A (a)(b)	863	3,659
Green Brick Partners, Inc. (a)	185	1,339
Hamilton Beach Brands Holding Co. Class A	70	1,642
Helen of Troy Ltd. (a)	238	31,221
Hooker Furniture Corp.	95	2,502
Hovnanian Enterprises, Inc. Class A (a)	1,211	828
Installed Building Products, Inc. (a)	170	5,727
iRobot Corp. (a)	227	19,009
KB Home	734	14,019
La-Z-Boy, Inc.	438	12,137
Leggett & Platt, Inc.	1,151	41,252
LGI Homes, Inc. (a)(b)	148	6,693
Libbey, Inc.	223	865
M.D.C. Holdings, Inc.	366	10,288
M/I Homes, Inc. (a)	201	4,225
Meritage Homes Corp. (a)	336	12,338
PulteGroup, Inc.	2,527	65,677
Roku, Inc. Class A (a)	158	4,841
Taylor Morrison Home Corp. (a)	355	5,645
Tempur Sealy International, Inc. (a)	424	17,554
Toll Brothers, Inc.	1,266	41,689
TopBuild Corp. (a)	323	14,535
TRI Pointe Homes, Inc. (a)	1,248	13,641
Tupperware Brands Corp.	429	13,544
Universal Electronics, Inc. (a)	128	3,236
Vuzix Corp. (a)	92	443
William Lyon Homes, Inc. (a)	174	1,860
Zagg, Inc. (a)	275	2,690
		432,916
Internet & Direct Marketing Retail - 0.7%
1-800-FLOWERS.com, Inc. Class A (a)	289	3,534
Blue Apron Holdings, Inc. Class A (a)	186	190
Duluth Holdings, Inc. (a)	75	1,892
Etsy, Inc. (a)	811	38,579
FTD Companies, Inc. (a)	135	200
Groupon, Inc. (a)	3,569	11,421
GrubHub, Inc. (a)	726	55,764
Lands' End, Inc. (a)	101	1,435
Liberty Expedia Holdings, Inc. (a)	462	18,069
NutriSystem, Inc.	249	10,926
Overstock.com, Inc. (a)(b)	132	1,793
PetMed Express, Inc. (b)	182	4,233
Quotient Technology, Inc. (a)	586	6,258
Shutterfly, Inc. (a)	290	11,675
Shutterstock, Inc.	167	6,014
Stamps.com, Inc. (a)	134	20,856
Stitch Fix, Inc. (a)	69	1,179
Wayfair LLC Class A (a)	254	22,880
		216,898
Leisure Products - 0.5%
American Outdoor Brands Corp. (a)	480	6,173
Brunswick Corp.	772	35,859
Callaway Golf Co.	809	12,378
Johnson Outdoors, Inc. Class A	52	3,054
Malibu Boats, Inc. Class A (a)	153	5,324
Mattel, Inc. (a)(b)	2,965	29,620
MCBC Holdings, Inc. (a)	130	2,431
Nautilus, Inc. (a)	238	2,594
Polaris Industries, Inc.	509	39,030
Sturm, Ruger & Co., Inc.	161	8,568
Vista Outdoor, Inc. (a)	510	5,789
		150,820
Multiline Retail - 0.6%
Big Lots, Inc.	379	10,961
Dillard's, Inc. Class A (b)	219	13,208
Fred's, Inc. Class A (a)	234	442
JC Penney Corp., Inc. (a)(b)	2,852	2,966
Macy's, Inc.	2,586	77,011
Nordstrom, Inc.	985	45,911
Ollie's Bargain Outlet Holdings, Inc. (a)	411	27,336
		177,835
Specialty Retail - 3.2%
Aaron's, Inc. Class A	536	22,539
Abercrombie & Fitch Co. Class A	570	11,429
Advance Auto Parts, Inc.	628	98,885
America's Car Mart, Inc. (a)	62	4,492
American Eagle Outfitters, Inc.	1,442	27,874
Armstrong Flooring, Inc. (a)	230	2,723
Asbury Automotive Group, Inc. (a)	164	10,932
Ascena Retail Group, Inc. (a)	1,478	3,710
AutoNation, Inc. (a)	574	20,492
Barnes & Noble Education, Inc. (a)	287	1,151
Barnes & Noble, Inc.	453	3,212
Bed Bath & Beyond, Inc. (b)	1,305	14,773
Big 5 Sporting Goods Corp.	121	313
Boot Barn Holdings, Inc. (a)	92	1,567
Burlington Stores, Inc. (a)	600	97,602
Caleres, Inc.	373	10,381
Camping World Holdings, Inc.	121	1,388
Cars.com, Inc. (a)	610	13,115
Chico's FAS, Inc.	1,109	6,233
Citi Trends, Inc.	134	2,732
Conn's, Inc. (a)	187	3,527
Dick's Sporting Goods, Inc.	743	23,182
DSW, Inc. Class A	648	16,006
Express, Inc. (a)	617	3,153
Five Below, Inc. (a)	466	47,681
Floor & Decor Holdings, Inc. Class A (a)	174	4,507
Foot Locker, Inc.	1,054	56,073
Francesca's Holdings Corp. (a)	243	236
GameStop Corp. Class A	864	10,904
Gap, Inc.	1,866	48,068
Genesco, Inc. (a)	177	7,841
GNC Holdings, Inc. Class A (a)(b)	541	1,282
Group 1 Automotive, Inc.	168	8,857
Guess?, Inc.	516	10,717
Haverty Furniture Companies, Inc.	178	3,343
Hibbett Sports, Inc. (a)	182	2,603
J.Jill, Inc. (a)	73	389
Kirkland's, Inc. (a)	88	839
Lithia Motors, Inc. Class A (sub. vtg.)	197	15,037
Lumber Liquidators Holdings, Inc. (a)(b)	253	2,409
MarineMax, Inc. (a)	199	3,644
Michaels Companies, Inc. (a)	975	13,202
Monro, Inc.	271	18,631
Murphy U.S.A., Inc. (a)	306	23,452
Office Depot, Inc.	4,490	11,584
Party City Holdco, Inc. (a)	198	1,976
Penske Automotive Group, Inc.	315	12,701
Pier 1 Imports, Inc.	467	143
Rent-A-Center, Inc. (a)	447	7,237
RH (a)	324	38,822
Sally Beauty Holdings, Inc. (a)	1,218	20,767
Shoe Carnival, Inc.	119	3,988
Signet Jewelers Ltd.	606	19,253
Sleep Number Corp. (a)	400	12,692
Sonic Automotive, Inc. Class A (sub. vtg.)	211	2,903
Sportsman's Warehouse Holdings, Inc. (a)	177	775
Tailored Brands, Inc.	395	5,388
The Buckle, Inc. (b)	245	4,738
The Cato Corp. Class A (sub. vtg.)	200	2,854
The Children's Place Retail Stores, Inc.	159	14,324
Tile Shop Holdings, Inc.	238	1,304
Tilly's, Inc.	99	1,075
Tractor Supply Co.	1,068	89,114
Urban Outfitters, Inc. (a)	744	24,701
Vitamin Shoppe, Inc. (a)	171	811
Williams-Sonoma, Inc.	689	34,760
Zumiez, Inc. (a)	138	2,645
		995,681
Textiles, Apparel & Luxury Goods - 1.6%
Carter's, Inc.	418	34,117
Columbia Sportswear Co.	235	19,761
Crocs, Inc. (a)	640	16,627
Deckers Outdoor Corp. (a)	272	34,802
Fossil Group, Inc. (a)(b)	362	5,694
G-III Apparel Group Ltd. (a)	375	10,459
Hanesbrands, Inc.	3,206	40,171
lululemon athletica, Inc. (a)	908	110,392
Movado Group, Inc.	136	4,300
Oxford Industries, Inc.	124	8,809
Ralph Lauren Corp.	478	49,454
Samsonite International SA (c)	8,700	24,721
Samsonite International SA ADR	717	10,160
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,120	25,637
Steven Madden Ltd.	687	20,789
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	1,514	26,752
Class C (non-vtg.) (a)	1,620	26,195
Unifi, Inc. (a)	137	3,129
Vera Bradley, Inc. (a)	150	1,286
Wolverine World Wide, Inc.	832	26,532
		499,787

TOTAL CONSUMER DISCRETIONARY		4,072,943

CONSUMER STAPLES - 3.2%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	76	18,304
Coca-Cola Bottling Co. Consolidated	39	6,918
Craft Brew Alliance, Inc. (a)	55	787
MGP Ingredients, Inc.	103	5,876
National Beverage Corp.	97	6,962
Primo Water Corp. (a)	206	2,886
		41,733
Food & Staples Retailing - 0.5%
Andersons, Inc.	220	6,576
Casey's General Stores, Inc.	333	42,671
Chefs' Warehouse Holdings (a)	163	5,213
Ingles Markets, Inc. Class A	128	3,484
Performance Food Group Co. (a)	477	15,393
PriceSmart, Inc.	201	11,879
Rite Aid Corp. (a)(b)	8,729	6,183
Smart & Final Stores, Inc. (a)	265	1,256
SpartanNash Co.	305	5,240
Sprouts Farmers Market LLC (a)	1,127	26,496
United Natural Foods, Inc. (a)	437	4,628
Weis Markets, Inc.	140	6,689
Welbilt, Inc. (a)	1,161	12,899
		148,607
Food Products - 1.7%
B&G Foods, Inc. Class A (b)	559	16,161
Cal-Maine Foods, Inc.	262	11,083
Calavo Growers, Inc.	130	9,485
Campbell Soup Co. (b)	1,635	53,939
Darling International, Inc. (a)	1,390	26,744
Dean Foods Co.	800	3,048
Farmer Brothers Co. (a)	68	1,586
Flowers Foods, Inc.	1,539	28,425
Fresh Del Monte Produce, Inc.	282	7,972
Freshpet, Inc. (a)	168	5,403
Hormel Foods Corp. (b)	2,283	97,438
Hostess Brands, Inc. Class A (a)	677	7,406
J&J Snack Foods Corp.	130	18,797
John B. Sanfilippo & Son, Inc.	76	4,230
Lamb Weston Holdings, Inc.	1,178	86,654
Lancaster Colony Corp.	167	29,536
nLIGHT, Inc. (a)	50	889
Pilgrim's Pride Corp. (a)	496	7,693
Post Holdings, Inc. (a)	549	48,932
Sanderson Farms, Inc.	168	16,681
Seaboard Corp.	2	7,076
The Hain Celestial Group, Inc. (a)	873	13,846
Tootsie Roll Industries, Inc.	157	5,244
TreeHouse Foods, Inc. (a)	492	24,949
		533,217
Household Products - 0.2%
Central Garden & Pet Co. (a)	110	3,790
Central Garden & Pet Co. Class A (non-vtg.) (a)	252	7,875
Energizer Holdings, Inc.	519	23,433
Orchids Paper Products Co. (a)	13	12
Spectrum Brands Holdings, Inc.	184	7,774
WD-40 Co.	120	21,991
		64,875
Personal Products - 0.6%
Avon Products, Inc. (a)	3,775	5,738
Coty, Inc. Class A	3,974	26,069
Edgewell Personal Care Co. (a)	487	18,189
elf Beauty, Inc. (a)(b)	148	1,282
Herbalife Nutrition Ltd. (a)	1,184	69,797
Inter Parfums, Inc.	145	9,508
MediFast, Inc.	94	11,752
Natural Health Trends Corp.	42	777
Nu Skin Enterprises, Inc. Class A	431	26,433
Revlon, Inc. (a)(b)	107	2,695
USANA Health Sciences, Inc. (a)	89	10,478
		182,718
Tobacco - 0.1%
22nd Century Group, Inc. (a)	978	2,435
Universal Corp.	211	11,426
Vector Group Ltd.	893	8,689
		22,550

TOTAL CONSUMER STAPLES		993,700

ENERGY - 2.9%
Energy Equipment & Services - 0.8%
Archrock, Inc.	585	4,382
Basic Energy Services, Inc. (a)	187	718
Bristow Group, Inc. (a)	248	603
C&J Energy Services, Inc. (a)	585	7,898
Carbo Ceramics, Inc. (a)	180	626
Core Laboratories NV	376	22,432
Diamond Offshore Drilling, Inc. (a)	544	5,135
Dril-Quip, Inc. (a)	319	9,580
Ensco PLC Class A (b)	2,548	9,071
Exterran Corp. (a)	263	4,655
Forum Energy Technologies, Inc. (a)	618	2,552
Frank's International NV (a)	374	1,952
FTS International, Inc. (a)	160	1,138
Helix Energy Solutions Group, Inc. (a)	1,136	6,146
Helmerich & Payne, Inc.	921	44,153
Hornbeck Offshore Services, Inc. (a)	268	386
Key Energy Services, Inc. (a)	51	106
KLX Energy Services Holdings, Inc. (a)	182	4,268
Mammoth Energy Services, Inc.	61	1,097
Matrix Service Co. (a)	231	4,144
McDermott International, Inc. (a)	703	4,598
Nabors Industries Ltd.	2,404	4,808
NCS Multistage Holdings, Inc. (a)	58	295
Newpark Resources, Inc. (a)	707	4,857
Noble Corp. (a)	2,075	5,437
Oceaneering International, Inc. (a)	827	10,007
Oil States International, Inc. (a)	429	6,126
Patterson-UTI Energy, Inc.	1,384	14,324
Pioneer Energy Services Corp. (a)	649	798
Rowan Companies PLC (a)	1,126	9,447
RPC, Inc. (b)	503	4,965
SEACOR Holdings, Inc. (a)	141	5,217
Smart Sand, Inc. (a)	126	280
Solaris Oilfield Infrastructure, Inc. Class A	66	798
Superior Energy Services, Inc. (a)	1,247	4,177
TETRA Technologies, Inc. (a)	863	1,450
Transocean Ltd. (United States) (a)	3,294	22,860
U.S. Silica Holdings, Inc. (b)	585	5,955
Unit Corp. (a)	476	6,797
Weatherford International PLC (a)	7,791	4,355
		248,593
Oil, Gas & Consumable Fuels - 2.1%
Abraxas Petroleum Corp. (a)	1,074	1,171
Antero Resources Corp. (a)	1,282	12,038
Approach Resources, Inc. (a)	291	254
Arch Coal, Inc.	207	17,179
Ardmore Shipping Corp. (a)	287	1,340
Bonanza Creek Energy, Inc. (a)	181	3,741
California Resources Corp. (a)	335	5,708
Callon Petroleum Co. (a)	1,680	10,903
Carrizo Oil & Gas, Inc. (a)	517	5,837
Centennial Resource Development, Inc. Class A (a)(b)	1,449	15,968
Chesapeake Energy Corp. (a)(b)	6,371	13,379
Clean Energy Fuels Corp. (a)	901	1,550
Cloud Peak Energy, Inc. (a)	361	132
CNX Resources Corp. (a)	1,817	20,750
CONSOL Energy, Inc. (a)	210	6,659
Contango Oil & Gas Co. (a)	136	442
Continental Resources, Inc. (a)	729	29,299
CVR Energy, Inc.	136	4,689
Delek U.S. Holdings, Inc.	470	15,280
Denbury Resources, Inc. (a)	3,349	5,727
Eclipse Resources Corp. (a)	536	563
EP Energy Corp. (a)	264	185
Extraction Oil & Gas, Inc. (a)	402	1,725
Green Plains, Inc.	286	3,749
Gulfport Energy Corp. (a)	1,349	8,836
Halcon Resources Corp. (a)	1,196	2,033
Highpoint Resources, Inc. (a)	547	1,362
HollyFrontier Corp.	1,495	76,424
International Seaways, Inc. (a)	108	1,819
Kosmos Energy Ltd. (a)	1,605	6,532
Laredo Petroleum, Inc. (a)	1,200	4,344
Matador Resources Co. (a)	773	12,005
Midstates Petroleum Co., Inc. (a)	176	1,322
Murphy Oil Corp.	1,374	32,138
NACCO Industries, Inc. Class A	26	881
Newfield Exploration Co. (a)	1,678	24,599
Nine Energy Service, Inc. (a)	58	1,307
Oasis Petroleum, Inc. (a)	1,991	11,010
Overseas Shipholding Group, Inc. (a)	236	392
Pacific Ethanol, Inc. (a)	248	214
Par Pacific Holdings, Inc. (a)	253	3,588
Parsley Energy, Inc. Class A (a)	1,885	30,122
PBF Energy, Inc. Class A	923	30,154
PDC Energy, Inc. (a)	497	14,791
Peabody Energy Corp.	882	26,883
Penn Virginia Corp. (a)	112	6,055
QEP Resources, Inc. (a)	1,996	11,237
Range Resources Corp.	1,650	15,791
Renewable Energy Group, Inc. (a)	287	7,376
Resolute Energy Corp. (a)(b)	176	5,100
Rex American Resources Corp. (a)	41	2,793
Ring Energy, Inc. (a)	399	2,027
Sanchez Energy Corp. (a)	562	152
SandRidge Energy, Inc. (a)	143	1,088
SemGroup Corp. Class A	443	6,105
SM Energy Co.	809	12,523
Southwestern Energy Co. (a)	4,191	14,291
SRC Energy, Inc. (a)	1,753	8,239
Talos Energy, Inc. (a)	158	2,579
Teekay Corp.	376	1,256
Teekay Tankers Ltd.	701	651
Tellurian, Inc. (a)(b)	560	3,892
Ultra Petroleum Corp. (a)	1,891	1,437
Uranium Energy Corp. (a)(b)	1,125	1,406
W&T Offshore, Inc. (a)	813	3,350
Whiting Petroleum Corp. (a)	627	14,227
WildHorse Resource Development Corp. (a)	247	3,485
World Fuel Services Corp.	602	12,889
WPX Energy, Inc. (a)	3,316	37,637
		644,610

TOTAL ENERGY		893,203

FINANCIALS - 14.7%
Banks - 5.8%
1st Source Corp.	146	5,890
Ameris Bancorp	295	9,343
Associated Banc-Corp.	1,255	24,836
Atlantic Capital Bancshares, Inc. (a)	239	3,912
Banc of California, Inc.	434	5,777
BancFirst Corp.	136	6,786
Bancorp, Inc., Delaware (a)	474	3,773
BancorpSouth Bank	742	19,396
Bank of Hawaii Corp.	365	24,572
Bank of Marin Bancorp	88	3,629
Bank of the Ozarks, Inc.	795	18,150
BankUnited, Inc.	882	26,407
Banner Corp.	236	12,621
Berkshire Hills Bancorp, Inc.	266	7,174
BOK Financial Corp.	178	13,053
Boston Private Financial Holdings, Inc.	686	7,251
Bridge Bancorp, Inc.	161	4,104
Brookline Bancorp, Inc., Delaware	587	8,112
Bryn Mawr Bank Corp.	146	5,022
Byline Bancorp, Inc. (a)	39	650
Cadence Bancorp Class A	164	2,752
Camden National Corp.	128	4,604
Carolina Financial Corp.	149	4,409
Cathay General Bancorp	650	21,795
Centerstate Banks of Florida, Inc.	422	8,879
Central Pacific Financial Corp.	261	6,355
Chemical Financial Corp.	609	22,295
CIT Group, Inc.	1,117	42,748
City Holding Co.	126	8,516
Columbia Banking Systems, Inc.	488	17,710
Commerce Bancshares, Inc.	821	46,280
Community Bank System, Inc.	376	21,921
Community Trust Bancorp, Inc.	144	5,704
ConnectOne Bancorp, Inc.	259	4,784
Cullen/Frost Bankers, Inc.	479	42,123
Customers Bancorp, Inc. (a)	225	4,095
CVB Financial Corp.	852	17,236
Eagle Bancorp, Inc. (a)	250	12,178
Enterprise Financial Services Corp.	169	6,359
Equity Bancshares, Inc. (a)	97	3,419
Fidelity Southern Corp.	166	4,319
Financial Institutions, Inc.	117	3,007
First Bancorp, North Carolina	171	5,585
First Bancorp, Puerto Rico	1,307	11,240
First Busey Corp.	281	6,896
First Citizen Bancshares, Inc.	76	28,656
First Commonwealth Financial Corp.	747	9,024
First Financial Bancorp, Ohio	548	12,999
First Financial Bankshares, Inc.	562	32,422
First Foundation, Inc. (a)	234	3,009
First Hawaiian, Inc.	453	10,197
First Horizon National Corp.	1,979	26,044
First Internet Bancorp	74	1,513
First Interstate Bancsystem, Inc.	168	6,142
First Merchants Corp.	354	12,132
First Midwest Bancorp, Inc., Delaware	693	13,728
First of Long Island Corp.	170	3,392
Flushing Financial Corp.	241	5,189
FNB Corp., Pennsylvania	1,758	17,299
Franklin Financial Network, Inc. (a)	109	2,874
Fulton Financial Corp.	1,475	22,833
German American Bancorp, Inc.	168	4,665
Glacier Bancorp, Inc.	647	25,634
Great Western Bancorp, Inc.	502	15,688
Hancock Whitney Corp.	708	24,532
Hanmi Financial Corp.	277	5,457
Heartland Financial U.S.A., Inc.	185	8,131
Heritage Commerce Corp.	222	2,517
Heritage Financial Corp., Washington	251	7,460
Hilltop Holdings, Inc.	643	11,465
Home Bancshares, Inc.	1,048	17,124
Hope Bancorp, Inc.	1,083	12,844
Horizon Bancorp, Inc. Indiana	234	3,693
IBERIABANK Corp.	375	24,105
Independent Bank Corp.	159	3,342
Independent Bank Corp., Massachusetts	230	16,171
Independent Bank Group, Inc.	91	4,165
International Bancshares Corp.	499	17,166
Investors Bancorp, Inc.	2,628	27,331
Lakeland Bancorp, Inc.	331	4,902
Lakeland Financial Corp.	210	8,434
LegacyTexas Financial Group, Inc.	343	11,007
Live Oak Bancshares, Inc.	204	3,021
Luther Burbank Corp.	81	731
MB Financial, Inc.	599	23,738
Merchants Bancorp/IN	40	798
Metropolitan Bank Holding Corp. (a)	22	679
Midland States Bancorp, Inc.	42	938
National Bank Holdings Corp.	219	6,761
National Commerce Corp. (a)	95	3,420
NBT Bancorp, Inc.	357	12,349
OFG Bancorp	354	5,827
Old National Bancorp, Indiana	1,142	17,587
Opus Bank	163	3,193
Origin Bancorp, Inc.	48	1,636
Pacific Premier Bancorp, Inc. (a)	242	6,176
PacWest Bancorp	1,020	33,946
Park National Corp.	110	9,345
Peapack-Gladstone Financial Corp.	117	2,946
Peoples United Financial, Inc.	2,661	38,398
Pinnacle Financial Partners, Inc.	386	17,795
Popular, Inc.	878	41,459
Preferred Bank, Los Angeles	108	4,682
Prosperity Bancshares, Inc.	595	37,069
QCR Holdings, Inc.	90	2,888
Renasant Corp.	348	10,503
S&T Bancorp, Inc.	288	10,898
Sandy Spring Bancorp, Inc.	200	6,268
Seacoast Banking Corp., Florida (a)	241	6,271
ServisFirst Bancshares, Inc.	383	12,206
Signature Bank	456	46,881
Simmons First National Corp. Class A	502	12,113
South State Corp.	216	12,949
Southside Bancshares, Inc.	230	7,303
Sterling Bancorp	1,097	18,111
Stock Yards Bancorp, Inc.	186	6,101
Synovus Financial Corp.	1,040	33,270
TCF Financial Corp.	1,450	28,261
Texas Capital Bancshares, Inc. (a)	423	21,611
Tompkins Financial Corp.	103	7,726
TowneBank	497	11,903
Trico Bancshares	170	5,744
TriState Capital Holdings, Inc. (a)	188	3,658
Triumph Bancorp, Inc. (a)	158	4,693
Trustmark Corp.	583	16,575
UMB Financial Corp.	369	22,498
Umpqua Holdings Corp.	1,872	29,765
Union Bankshares Corp.	362	10,219
United Bankshares, Inc., West Virginia	685	21,310
United Community Bank, Inc.	606	13,005
Univest Corp. of Pennsylvania	246	5,306
Valley National Bancorp	2,143	19,030
Veritex Holdings, Inc. (a)	135	2,886
Washington Trust Bancorp, Inc.	128	6,084
Webster Financial Corp.	784	38,643
WesBanco, Inc.	365	13,392
Westamerica Bancorp.	215	11,971
Western Alliance Bancorp. (a)	803	31,710
Wintrust Financial Corp.	441	29,322
		1,822,521
Capital Markets - 2.1%
Arlington Asset Investment Corp.	198	1,434
Artisan Partners Asset Management, Inc.	337	7,451
B. Riley Financial, Inc.	126	1,789
BGC Partners, Inc. Class A	3,004	15,531
Blucora, Inc. (a)	326	8,685
Brighthouse Financial, Inc. (a)	810	24,689
Cohen & Steers, Inc.	173	5,937
Cowen Group, Inc. Class A (a)	204	2,721
Diamond Hill Investment Group, Inc.	27	4,035
Eaton Vance Corp. (non-vtg.)	957	33,667
Evercore, Inc. Class A	339	24,259
FactSet Research Systems, Inc.	338	67,644
Federated Investors, Inc. Class B (non-vtg.)	812	21,559
Gain Capital Holdings, Inc.	239	1,472
Greenhill & Co., Inc.	234	5,710
Hamilton Lane, Inc. Class A	118	4,366
Houlihan Lokey	175	6,440
Interactive Brokers Group, Inc.	575	31,424
INTL FCStone, Inc. (a)	127	4,646
Investment Technology Group, Inc.	257	7,772
Janus Henderson Group PLC	1,510	31,287
Lazard Ltd. Class A	1,111	41,007
Legg Mason, Inc.	754	19,235
LPL Financial	673	41,107
MarketAxess Holdings, Inc.	319	67,408
Moelis & Co. Class A	195	6,704
Morningstar, Inc.	161	17,684
Oppenheimer Holdings, Inc. Class A (non-vtg.)	74	1,891
Piper Jaffray Companies	121	7,967
PJT Partners, Inc.	139	5,388
Stifel Financial Corp.	573	23,734
The NASDAQ OMX Group, Inc.	964	78,633
Virtu Financial, Inc. Class A	337	8,681
Virtus Investment Partners, Inc.	55	4,369
Waddell & Reed Financial, Inc. Class A (b)	688	12,439
Westwood Holdings Group, Inc.	65	2,210
WisdomTree Investments, Inc.	980	6,517
		657,492
Consumer Finance - 0.7%
Credit Acceptance Corp. (a)	107	40,848
Elevate Credit, Inc. (a)	82	367
Encore Capital Group, Inc. (a)(b)	204	4,794
Enova International, Inc. (a)	205	3,989
EZCORP, Inc. (non-vtg.) Class A (a)(b)	439	3,393
First Cash Financial Services, Inc.	414	29,953
Green Dot Corp. Class A (a)	372	29,581
LendingClub Corp. (a)	2,691	7,077
Navient Corp.	2,558	22,536
Nelnet, Inc. Class A	165	8,636
OneMain Holdings, Inc. (a)	474	11,513
PRA Group, Inc. (a)	413	10,065
Regional Management Corp. (a)	95	2,285
Santander Consumer U.S.A. Holdings, Inc.	927	16,306
SLM Corp. (a)	3,631	30,174
World Acceptance Corp. (a)	52	5,318
		226,835
Diversified Financial Services - 0.6%
Acushnet Holdings Corp.	171	3,603
AXA Equitable Holdings, Inc.	1,163	19,341
Cannae Holdings, Inc. (a)	548	9,382
Columbia Financial, Inc.	432	6,605
Donnelley Financial Solutions, Inc. (a)	233	3,269
FB Financial Corp.	45	1,576
Granite Point Mortgage Trust, Inc.	368	6,635
Jefferies Financial Group, Inc.	2,747	47,688
On Deck Capital, Inc. (a)	344	2,030
Pennymac Financial Services, Inc.	177	3,763
Rafael Holdings, Inc. (a)	55	436
Victory Capital Holdings, Inc. (a)	84	858
Voya Financial, Inc.	1,651	66,271
		171,457
Insurance - 3.4%
AMBAC Financial Group, Inc. (a)	379	6,534
American Equity Investment Life Holding Co.	746	20,843
American Financial Group, Inc.	616	55,766
American National Insurance Co.	66	8,398
Amerisafe, Inc.	161	9,127
Argo Group International Holdings, Ltd.	290	19,503
Aspen Insurance Holdings Ltd.	506	21,247
Assurant, Inc.	481	43,021
Assured Guaranty Ltd.	1,107	42,376
Athene Holding Ltd. (a)	438	17,446
Axis Capital Holdings Ltd.	751	38,782
Brown & Brown, Inc.	1,939	53,439
CNO Financial Group, Inc.	1,466	21,814
eHealth, Inc. (a)	135	5,187
Employers Holdings, Inc.	266	11,164
Enstar Group Ltd. (a)	90	15,081
Erie Indemnity Co. Class A	156	20,796
Everest Re Group Ltd.	349	75,998
FBL Financial Group, Inc. Class A	87	5,712
First American Financial Corp.	931	41,560
Genworth Financial, Inc. Class A (a)	4,181	19,483
Goosehead Insurance	81	2,129
Greenlight Capital Re, Ltd. (a)	218	1,879
Hanover Insurance Group, Inc.	362	42,271
HCI Group, Inc.	68	3,455
Health Insurance Innovations, Inc. (a)	108	2,887
Heritage Insurance Holdings, Inc.	205	3,018
Horace Mann Educators Corp.	357	13,370
James River Group Holdings Ltd.	154	5,627
Kemper Corp.	421	27,946
Kinsale Capital Group, Inc.	95	5,278
Maiden Holdings Ltd.	689	1,137
MBIA, Inc. (a)	1,061	9,464
Mercury General Corp.	308	15,927
National General Holdings Corp.	546	13,219
National Western Life Group, Inc.	18	5,413
Navigators Group, Inc.	181	12,578
Old Republic International Corp.	2,071	42,600
Primerica, Inc.	388	37,911
ProAssurance Corp.	468	18,982
RenaissanceRe Holdings Ltd.	349	46,661
RLI Corp.	322	22,215
Safety Insurance Group, Inc.	118	9,654
Selective Insurance Group, Inc.	494	30,104
Stewart Information Services Corp.	221	9,149
Third Point Reinsurance Ltd. (a)	458	4,415
Trupanion, Inc. (a)(b)	143	3,641
United Fire Group, Inc.	180	9,981
United Insurance Holdings Corp.	143	2,377
Universal Insurance Holdings, Inc.	270	10,238
W.R. Berkley Corp.	818	60,458
White Mountains Insurance Group Ltd.	39	33,450
		1,060,711
Mortgage Real Estate Investment Trusts - 1.1%
AG Mortgage Investment Trust, Inc.	288	4,588
AGNC Investment Corp.	2,784	48,831
Anworth Mortgage Asset Corp.	758	3,062
Apollo Commercial Real Estate Finance, Inc.	689	11,479
Arbor Realty Trust, Inc.	420	4,229
Ares Commercial Real Estate Corp.	300	3,912
Armour Residential REIT, Inc.	295	6,048
Blackstone Mortgage Trust, Inc.	791	25,201
Capstead Mortgage Corp.	820	5,469
Cherry Hill Mortgage Investment Corp.	94	1,649
Chimera Investment Corp.	1,528	27,229
Dynex Capital, Inc.	391	2,237
Ellington Residential Mortgage REIT	103	1,054
Exantas Capital Corp.	279	2,796
Invesco Mortgage Capital, Inc.	942	13,640
Ladder Capital Corp. Class A	543	8,400
MFA Financial, Inc.	3,145	21,009
New Residential Investment Corp.	2,572	36,548
New York Mortgage Trust, Inc.	938	5,525
Orchid Island Capital, Inc.	157	1,003
PennyMac Mortgage Investment Trust	582	10,837
Redwood Trust, Inc.	681	10,263
Starwood Property Trust, Inc.	2,187	43,106
TPG RE Finance Trust, Inc.	105	1,919
Two Harbors Investment Corp.	1,834	23,549
Western Asset Mortgage Capital Corp.	322	2,685
		326,268
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	56	2,972
Thrifts & Mortgage Finance - 1.0%
Axos Financial, Inc. (a)	486	12,237
Beneficial Bancorp, Inc.	628	8,974
Capitol Federal Financial, Inc.	1,083	13,830
Dime Community Bancshares, Inc.	279	4,737
Essent Group Ltd. (a)	616	21,055
Farmer Mac Class C (non-vtg.)	79	4,775
First Defiance Financial Corp.	156	3,824
Flagstar Bancorp, Inc. (a)	179	4,726
HomeStreet, Inc. (a)	199	4,225
Kearny Financial Corp.	733	9,397
LendingTree, Inc. (a)	61	13,394
Meridian Bancorp, Inc. Maryland	422	6,043
Meta Financial Group, Inc.	216	4,188
MGIC Investment Corp. (a)	2,881	30,135
New York Community Bancorp, Inc.	4,120	38,769
NMI Holdings, Inc. (a)	444	7,925
Northfield Bancorp, Inc.	349	4,729
Northwest Bancshares, Inc.	895	15,161
OceanFirst Financial Corp.	252	5,673
Ocwen Financial Corp. (a)	746	1,000
Oritani Financial Corp.	339	5,000
PDL Community Bancorp (a)	61	777
Provident Financial Services, Inc.	529	12,765
Radian Group, Inc.	1,810	29,612
Sterling Bancorp, Inc.	127	883
TFS Financial Corp.	482	7,775
Trustco Bank Corp., New York	832	5,708
United Financial Bancorp, Inc. New	445	6,542
Walker & Dunlop, Inc.	231	9,991
Washington Federal, Inc.	751	20,059
WMI Holdings Corp. (a)	12	140
WSFS Financial Corp.	229	8,681
		322,730

TOTAL FINANCIALS		4,590,986

HEALTH CARE - 10.7%
Biotechnology - 3.3%
Abeona Therapeutics, Inc. (a)(b)	226	1,614
ACADIA Pharmaceuticals, Inc. (a)	790	12,774
Acceleron Pharma, Inc. (a)	264	11,497
Achaogen, Inc. (a)	175	215
Achillion Pharmaceuticals, Inc. (a)	937	1,490
Acorda Therapeutics, Inc. (a)	397	6,185
Adamas Pharmaceuticals, Inc. (a)	152	1,298
ADMA Biologics, Inc. (a)	254	607
Aduro Biotech, Inc. (a)	233	615
Advaxis, Inc. (a)	295	56
Agenus, Inc. (a)	821	1,954
Agios Pharmaceuticals, Inc. (a)	274	12,634
Aimmune Therapeutics, Inc. (a)	196	4,688
Akebia Therapeutics, Inc. (a)	283	1,565
Alder Biopharmaceuticals, Inc. (a)	344	3,526
Alkermes PLC (a)	1,304	38,481
AMAG Pharmaceuticals, Inc. (a)	300	4,557
Amicus Therapeutics, Inc. (a)	1,178	11,285
AnaptysBio, Inc. (a)	44	2,807
Anavex Life Sciences Corp. (a)	260	406
Apellis Pharmaceuticals, Inc. (a)	94	1,240
Arcus Biosciences, Inc.	93	1,002
Ardelyx, Inc. (a)	138	247
Arena Pharmaceuticals, Inc. (a)	209	8,141
Array BioPharma, Inc. (a)	1,436	20,463
Arrowhead Pharmaceuticals, Inc. (a)(b)	609	7,564
Atara Biotherapeutics, Inc. (a)	177	6,149
Athersys, Inc. (a)(b)	911	1,312
Audentes Therapeutics, Inc. (a)	214	4,562
AVEO Pharmaceuticals, Inc. (a)	756	1,210
Bellicum Pharmaceuticals, Inc. (a)	111	324
BioCryst Pharmaceuticals, Inc. (a)	656	5,294
Biohaven Pharmaceutical Holding Co. Ltd. (a)	96	3,550
Blueprint Medicines Corp. (a)	206	11,105
Calithera Biosciences, Inc. (a)	168	674
Cara Therapeutics, Inc. (a)	212	2,756
Catalyst Pharmaceutical Partners, Inc. (a)	717	1,377
Celldex Therapeutics, Inc. (a)	131	26
Clovis Oncology, Inc. (a)	380	6,825
Coherus BioSciences, Inc. (a)	270	2,444
Conatus Pharmaceuticals, Inc. (a)	171	296
Concert Pharmaceuticals, Inc. (a)	122	1,531
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	391	2,283
Cue Biopharma, Inc. (a)	72	338
Curis, Inc. (a)	192	132
Cytokinetics, Inc. (a)	407	2,572
CytomX Therapeutics, Inc. (a)	220	3,322
Deciphera Pharmaceuticals, Inc. (a)	48	1,008
Denali Therapeutics, Inc. (a)	106	2,190
Dynavax Technologies Corp. (a)	338	3,093
Eagle Pharmaceuticals, Inc. (a)	72	2,901
Editas Medicine, Inc. (a)	137	3,117
Emergent BioSolutions, Inc. (a)	295	17,488
Enanta Pharmaceuticals, Inc. (a)	118	8,358
Epizyme, Inc. (a)	287	1,768
Esperion Therapeutics, Inc. (a)	139	6,394
Exact Sciences Corp. (a)	921	58,115
Exelixis, Inc. (a)	1,925	37,865
FibroGen, Inc. (a)	440	20,363
Five Prime Therapeutics, Inc. (a)	218	2,027
Flexion Therapeutics, Inc. (a)	181	2,049
Genomic Health, Inc. (a)	156	10,048
Geron Corp. (a)	1,153	1,153
Global Blood Therapeutics, Inc. (a)	170	6,979
GlycoMimetics, Inc. (a)	195	1,847
Halozyme Therapeutics, Inc. (a)	1,013	14,820
Heron Therapeutics, Inc. (a)	355	9,209
Homology Medicines, Inc. (a)	83	1,856
Idera Pharmaceuticals, Inc. (a)	95	263
Immune Design Corp. (a)	208	270
ImmunoGen, Inc. (a)	694	3,331
Immunomedics, Inc. (a)	824	11,758
Inovio Pharmaceuticals, Inc. (a)	651	2,604
Insmed, Inc. (a)	528	6,927
Insys Therapeutics, Inc. (a)	197	690
Intellia Therapeutics, Inc. (a)	51	696
Intercept Pharmaceuticals, Inc. (a)	149	15,018
Intrexon Corp. (a)(b)	517	3,381
Invitae Corp. (a)	270	2,986
Ionis Pharmaceuticals, Inc. (a)	1,031	55,736
Iovance Biotherapeutics, Inc. (a)	456	4,036
Ironwood Pharmaceuticals, Inc. Class A (a)	1,104	11,437
Jounce Therapeutics, Inc. (a)	26	88
Kadmon Holdings, Inc. (a)	607	1,263
Karyopharm Therapeutics, Inc. (a)	122	1,143
Kura Oncology, Inc. (a)	206	2,892
La Jolla Pharmaceutical Co. (a)	101	952
Lexicon Pharmaceuticals, Inc. (a)	364	2,417
Ligand Pharmaceuticals, Inc. Class B (a)	162	21,983
Loxo Oncology, Inc. (a)	140	19,610
Macrogenics, Inc. (a)	277	3,518
MannKind Corp. (a)	394	418
Merrimack Pharmaceuticals, Inc. (a)	201	776
Minerva Neurosciences, Inc. (a)	114	768
Mirati Therapeutics, Inc. (a)	231	9,799
Momenta Pharmaceuticals, Inc. (a)	549	6,061
Myriad Genetics, Inc. (a)	600	17,442
Natera, Inc. (a)	230	3,211
Neurocrine Biosciences, Inc. (a)	742	52,986
NewLink Genetics Corp. (a)	157	239
Novavax, Inc. (a)(b)	2,427	4,466
Opko Health, Inc. (a)	2,974	8,952
Organovo Holdings, Inc. (a)	662	634
PDL BioPharma, Inc. (a)	1,376	3,990
Portola Pharmaceuticals, Inc. (a)(b)	481	9,389
Progenics Pharmaceuticals, Inc. (a)	635	2,667
Prothena Corp. PLC (a)	318	3,275
PTC Therapeutics, Inc. (a)	287	9,850
Puma Biotechnology, Inc. (a)	241	4,904
Radius Health, Inc. (a)	319	5,260
REGENXBIO, Inc. (a)	164	6,880
Repligen Corp. (a)	286	15,084
Retrophin, Inc. (a)	277	6,269
Rigel Pharmaceuticals, Inc. (a)	983	2,261
Sage Therapeutics, Inc. (a)	266	25,480
Sangamo Therapeutics, Inc. (a)	607	6,968
Sarepta Therapeutics, Inc. (a)	427	46,599
Savara, Inc. (a)	246	1,862
Seattle Genetics, Inc. (a)	821	46,518
Selecta Biosciences, Inc. (a)	59	157
Seres Therapeutics, Inc. (a)	128	579
Solid Biosciences, Inc. (a)	56	1,501
Sorrento Therapeutics, Inc. (a)	163	391
Spark Therapeutics, Inc. (a)	194	7,593
Spectrum Pharmaceuticals, Inc. (a)	606	5,303
Stemline Therapeutics, Inc. (a)	142	1,349
Syndax Pharmaceuticals, Inc. (a)	117	521
Syros Pharmaceuticals, Inc. (a)	157	874
TESARO, Inc. (a)	291	21,607
TG Therapeutics, Inc. (a)	306	1,255
Tocagen, Inc. (a)	80	657
Ultragenyx Pharmaceutical, Inc. (a)	315	13,696
United Therapeutics Corp. (a)	362	39,422
Vanda Pharmaceuticals, Inc. (a)	371	9,694
Verastem, Inc. (a)(b)	322	1,082
Vericel Corp. (a)	311	5,411
Voyager Therapeutics, Inc. (a)	160	1,504
Xencor, Inc. (a)	310	11,210
ZIOPHARM Oncology, Inc. (a)(b)	904	1,690
		1,029,144
Health Care Equipment & Supplies - 2.8%
Accuray, Inc. (a)	645	2,199
Angiodynamics, Inc. (a)	251	5,053
Anika Therapeutics, Inc. (a)	130	4,369
Antares Pharma, Inc. (a)	1,297	3,528
Atricure, Inc. (a)	262	8,017
Atrion Corp.	12	8,893
Avanos Medical, Inc. (a)	407	18,230
AxoGen, Inc. (a)	224	4,576
Cantel Medical Corp.	307	22,856
Cardiovascular Systems, Inc. (a)	283	8,063
Cerus Corp. (a)	825	4,183
CONMED Corp.	209	13,418
Cryolife, Inc. (a)	248	7,038
Cutera, Inc. (a)	96	1,634
DexCom, Inc. (a)	717	85,897
Endologix, Inc. (a)	512	367
Genmark Diagnostics, Inc. (a)	358	1,740
Glaukos Corp. (a)	100	5,617
Globus Medical, Inc. (a)	607	26,271
Haemonetics Corp. (a)	441	44,122
Heska Corp. (a)	58	4,994
Hill-Rom Holdings, Inc.	507	44,895
ICU Medical, Inc. (a)	125	28,704
Inogen, Inc. (a)	140	17,384
Inspire Medical Systems, Inc.	65	2,746
Insulet Corp. (a)	487	38,629
Integer Holdings Corp. (a)	230	17,540
Integra LifeSciences Holdings Corp. (a)	517	23,317
Invacare Corp.	234	1,006
iRhythm Technologies, Inc. (a)	55	3,821
Lantheus Holdings, Inc. (a)	269	4,210
LeMaitre Vascular, Inc.	118	2,790
LivaNova PLC (a)	368	33,661
Masimo Corp. (a)	380	40,801
Meridian Bioscience, Inc.	366	6,354
Merit Medical Systems, Inc. (a)	384	21,431
Natus Medical, Inc. (a)	275	9,358
Neogen Corp. (a)	424	24,168
Nevro Corp. (a)	194	7,545
NuVasive, Inc. (a)	424	21,013
NxStage Medical, Inc. (a)	515	14,739
OraSure Technologies, Inc. (a)	482	5,630
Orthofix International NV (a)	152	7,978
Penumbra, Inc. (a)	215	26,273
Pulse Biosciences, Inc. (a)	35	401
Quidel Corp. (a)	246	12,010
Rockwell Medical Technologies, Inc. (a)	385	870
Sientra, Inc. (a)	98	1,246
Staar Surgical Co. (a)	237	7,563
Steris PLC	722	77,146
Tactile Systems Technology, Inc. (a)	123	5,603
Varex Imaging Corp. (a)	317	7,507
ViewRay, Inc. (a)(b)	245	1,487
West Pharmaceutical Services, Inc.	621	60,877
Wright Medical Group NV (a)	867	23,600
		883,368
Health Care Providers & Services - 1.7%
Acadia Healthcare Co., Inc. (a)	642	16,506
Aceto Corp.	190	160
Amedisys, Inc. (a)	235	27,521
American Renal Associates Holdings, Inc. (a)	89	1,025
AMN Healthcare Services, Inc. (a)	405	22,947
BioScrip, Inc. (a)	939	3,352
BioTelemetry, Inc. (a)	247	14,751
Brookdale Senior Living, Inc. (a)	1,599	10,713
Capital Senior Living Corp. (a)	213	1,448
Chemed Corp.	140	39,659
Community Health Systems, Inc. (a)	960	2,707
Corvel Corp. (a)	85	5,246
Cross Country Healthcare, Inc. (a)	330	2,419
Diplomat Pharmacy, Inc. (a)	359	4,832
Encompass Health Corp.	761	46,954
G1 Therapeutics, Inc. (a)	55	1,053
HealthEquity, Inc. (a)	374	22,309
LHC Group, Inc. (a)	124	11,641
Magellan Health Services, Inc. (a)	206	11,719
MEDNAX, Inc. (a)	787	25,971
Molina Healthcare, Inc. (a)	361	41,955
National Healthcare Corp.	82	6,433
National Vision Holdings, Inc. (a)	137	3,859
OptiNose, Inc. (a)	39	242
Owens & Minor, Inc.	518	3,279
Patterson Companies, Inc.	707	13,900
PetIQ, Inc. Class A (a)	54	1,267
Premier, Inc. (a)	438	16,359
Providence Service Corp.	105	6,302
Quorum Health Corp. (a)	179	517
RadNet, Inc. (a)	263	2,675
Select Medical Holdings Corp. (a)	898	13,784
Surgery Partners, Inc. (a)	155	1,517
Tenet Healthcare Corp. (a)	676	11,587
The Ensign Group, Inc.	417	16,175
Tivity Health, Inc. (a)	273	6,773
Triple-S Management Corp. (a)	208	3,617
U.S. Physical Therapy, Inc.	105	10,747
Wellcare Health Plans, Inc. (a)	376	88,770
		522,691
Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc. (a)	1,552	14,961
athenahealth, Inc. (a)	335	44,197
Castlight Health, Inc. Class B (a)	290	629
Computer Programs & Systems, Inc.	82	2,058
Evolent Health, Inc. (a)	138	2,753
HealthStream, Inc.	221	5,337
HMS Holdings Corp. (a)	733	20,619
Inovalon Holdings, Inc. Class A (a)(b)	544	7,714
Medidata Solutions, Inc. (a)	466	31,418
Nextgen Healthcare, Inc. (a)	387	5,863
Omnicell, Inc. (a)	306	18,739
Tabula Rasa HealthCare, Inc. (a)	111	7,077
Teladoc Health, Inc. (a)	317	15,714
Veeva Systems, Inc. Class A (a)	858	76,637
Vocera Communications, Inc. (a)	215	8,460
		262,176
Life Sciences Tools & Services - 1.0%
Accelerate Diagnostics, Inc. (a)(b)	225	2,588
Bio-Rad Laboratories, Inc. Class A (a)	177	41,103
Bio-Techne Corp.	316	45,732
Bruker Corp.	895	26,644
Cambrex Corp. (a)	286	10,799
Charles River Laboratories International, Inc. (a)	401	45,385
Codexis, Inc. (a)	321	5,361
Enzo Biochem, Inc. (a)	262	728
Fluidigm Corp. (a)	207	1,784
Luminex Corp.	335	7,742
Medpace Holdings, Inc. (a)	57	3,017
Nanostring Technologies, Inc. (a)	120	1,780
NeoGenomics, Inc. (a)	435	5,485
Pacific Biosciences of California, Inc. (a)	749	5,543
PerkinElmer, Inc.	928	72,894
PRA Health Sciences, Inc. (a)	327	30,071
Syneos Health, Inc. (a)	469	18,455
		325,111
Pharmaceuticals - 1.1%
Aclaris Therapeutics, Inc. (a)	82	606
Adamis Pharmaceuticals Corp. (a)	180	405
Aerie Pharmaceuticals, Inc. (a)	282	10,180
Akcea Therapeutics, Inc. (a)(b)	126	3,798
Akorn, Inc. (a)	763	2,587
Amneal Pharmaceuticals, Inc. (a)(b)	611	8,267
Amphastar Pharmaceuticals, Inc. (a)	309	6,149
ANI Pharmaceuticals, Inc. (a)	64	2,881
Aratana Therapeutics, Inc. (a)	219	1,342
Assembly Biosciences, Inc. (a)	156	3,529
Assertio Therapeutics, Inc. (a)	576	2,079
Biodelivery Sciences International, Inc. (a)	534	1,976
Catalent, Inc. (a)	1,062	33,113
Clementia Pharmaceuticals, Inc. (a)	50	588
Collegium Pharmaceutical, Inc. (a)	166	2,850
Corcept Therapeutics, Inc. (a)	679	9,071
CymaBay Therapeutics, Inc. (a)	458	3,604
Dermira, Inc. (a)	200	1,438
Endo International PLC (a)	1,675	12,228
Evolus, Inc. (a)	78	928
Horizon Pharma PLC (a)	1,366	26,692
Innoviva, Inc. (a)	635	11,081
Intersect ENT, Inc. (a)	222	6,256
Intra-Cellular Therapies, Inc. (a)	275	3,132
Jazz Pharmaceuticals PLC (a)	509	63,096
Kala Pharmaceuticals, Inc. (a)	49	240
Lannett Co., Inc. (a)	217	1,076
Mallinckrodt PLC (a)	930	14,694
Melinta Therapeutics, Inc. (a)	34	27
MyoKardia, Inc. (a)	140	6,840
Neos Therapeutics, Inc. (a)	131	216
Ocular Therapeutix, Inc. (a)	134	533
Omeros Corp. (a)(b)	350	3,899
Otonomy, Inc. (a)	192	355
Pacira Pharmaceuticals, Inc. (a)	318	13,680
Paratek Pharmaceuticals, Inc. (a)	100	513
Phibro Animal Health Corp. Class A	160	5,146
Prestige Brands Holdings, Inc. (a)	444	13,711
Reata Pharmaceuticals, Inc. (a)	63	3,534
Revance Therapeutics, Inc. (a)	182	3,664
Rhythm Pharmaceuticals, Inc. (a)	56	1,505
Supernus Pharmaceuticals, Inc. (a)	415	13,786
Teligent, Inc. (a)	254	348
Tetraphase Pharmaceuticals, Inc. (a)	230	260
The Medicines Company (a)	585	11,197
TherapeuticsMD, Inc. (a)(b)	1,386	5,281
Theravance Biopharma, Inc. (a)	313	8,010
WAVE Life Sciences (a)	78	3,279
Zogenix, Inc. (a)	204	7,438
Zynerba Pharmaceuticals, Inc. (a)	71	211
		337,319

TOTAL HEALTH CARE		3,359,809

INDUSTRIALS - 14.6%
Aerospace & Defense - 1.4%
AAR Corp.	283	10,567
Aerojet Rocketdyne Holdings, Inc. (a)	608	21,420
AeroVironment, Inc. (a)	170	11,552
Astronics Corp. (a)	219	6,669
Axon Enterprise, Inc. (a)	443	19,381
BWX Technologies, Inc.	839	32,075
Cubic Corp.	224	12,038
Curtiss-Wright Corp.	380	38,806
Ducommun, Inc. (a)	83	3,015
Engility Holdings, Inc. (a)	156	4,440
Esterline Technologies Corp. (a)	253	30,727
HEICO Corp.	362	28,048
HEICO Corp. Class A	581	36,603
Hexcel Corp.	783	44,897
KEYW Holding Corp. (a)	333	2,228
Kratos Defense & Security Solutions, Inc. (a)	478	6,735
Mercury Systems, Inc. (a)	409	19,342
Moog, Inc. Class A	270	20,920
National Presto Industries, Inc.	43	5,028
Sparton Corp. (a)	57	1,037
Teledyne Technologies, Inc. (a)	295	61,086
Triumph Group, Inc.	425	4,888
Vectrus, Inc. (a)	103	2,223
Wesco Aircraft Holdings, Inc. (a)	477	3,768
		427,493
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	407	9,284
Atlas Air Worldwide Holdings, Inc. (a)	210	8,860
Echo Global Logistics, Inc. (a)	234	4,757
Forward Air Corp.	255	13,987
Hub Group, Inc. Class A (a)	295	10,936
		47,824
Airlines - 0.6%
Alaska Air Group, Inc.	1,042	63,406
Allegiant Travel Co.	110	11,024
Hawaiian Holdings, Inc.	445	11,752
JetBlue Airways Corp. (a)	2,738	43,972
SkyWest, Inc.	450	20,012
Spirit Airlines, Inc. (a)	592	34,289
		184,455
Building Products - 1.2%
AAON, Inc.	351	12,306
Advanced Drain Systems, Inc. Del	306	7,421
Allegion PLC	811	64,645
American Woodmark Corp. (a)	119	6,626
Apogee Enterprises, Inc.	245	7,313
Armstrong World Industries, Inc.	420	24,448
Builders FirstSource, Inc. (a)	725	7,910
Continental Building Products, Inc. (a)	330	8,399
COVIA Corp. (a)	240	821
CSW Industrials, Inc. (a)	132	6,382
GCP Applied Technologies, Inc. (a)	610	14,976
Gibraltar Industries, Inc. (a)	262	9,325
GMS, Inc. (a)	63	936
Griffon Corp.	273	2,853
Insteel Industries, Inc.	138	3,351
Jeld-Wen Holding, Inc. (a)	326	4,632
Lennox International, Inc.	329	72,005
Masonite International Corp. (a)	270	12,104
NCI Building Systems, Inc. (a)	344	2,494
Patrick Industries, Inc. (a)	186	5,507
PGT, Inc. (a)	415	6,578
Quanex Building Products Corp.	273	3,710
Simpson Manufacturing Co. Ltd.	353	19,108
Trex Co., Inc. (a)	496	29,443
Universal Forest Products, Inc.	531	13,785
USG Corp.	746	31,824
		378,902
Commercial Services & Supplies - 1.9%
ABM Industries, Inc.	470	15,092
ACCO Brands Corp.	922	6,251
ADS Waste Holdings, Inc. (a)	179	4,285
Brady Corp. Class A	398	17,297
Casella Waste Systems, Inc. Class A (a)	325	9,259
CECO Environmental Corp. (a)	215	1,451
Clean Harbors, Inc. (a)	454	22,405
Copart, Inc. (a)	1,731	82,707
Covanta Holding Corp.	1,143	15,339
Deluxe Corp.	427	16,414
Ennis, Inc.	224	4,312
Essendant, Inc.	325	4,089
Evoqua Water Technologies Corp. (a)	226	2,170
Healthcare Services Group, Inc. (b)	611	24,550
Heritage-Crystal Clean, Inc. (a)	100	2,301
Herman Miller, Inc.	509	15,397
HNI Corp.	376	13,322
Hudson Technologies, Inc. (a)	246	219
Interface, Inc.	551	7,852
KAR Auction Services, Inc.	1,169	55,785
Kimball International, Inc. Class B	328	4,654
Knoll, Inc.	417	6,872
LSC Communications, Inc.	205	1,435
Matthews International Corp. Class A	289	11,739
McGrath RentCorp.	201	10,347
Mobile Mini, Inc.	376	11,938
Msa Safety, Inc.	270	25,453
Multi-Color Corp.	117	4,106
PICO Holdings, Inc. (a)	186	1,700
Pitney Bowes, Inc.	1,548	9,149
Quad/Graphics, Inc.	235	2,895
R.R. Donnelley & Sons Co.	590	2,336
Rollins, Inc.	1,208	43,609
SP Plus Corp. (a)	163	4,815
Steelcase, Inc. Class A	741	10,989
Stericycle, Inc. (a)	719	26,380
Team, Inc. (a)	230	3,370
Tetra Tech, Inc.	495	25,626
The Brink's Co.	380	24,567
U.S. Ecology, Inc.	192	12,092
UniFirst Corp.	135	19,314
Viad Corp.	173	8,666
VSE Corp.	88	2,632
		595,181
Construction & Engineering - 1.1%
AECOM (a)	1,304	34,556
Aegion Corp. (a)	296	4,831
Arcosa, Inc.	425	11,768
Argan, Inc.	104	3,935
Comfort Systems U.S.A., Inc.	313	13,672
Construction Partners, Inc. Class A	114	1,007
Dycom Industries, Inc. (a)	264	14,267
EMCOR Group, Inc.	514	30,681
Fluor Corp.	1,180	37,996
Goldfield Corp.	158	357
Granite Construction, Inc.	335	13,494
Great Lakes Dredge & Dock Corp. (a)	551	3,648
Jacobs Engineering Group, Inc.	1,024	59,863
KBR, Inc.	1,254	19,036
Keane Group, Inc. (a)	277	2,266
MasTec, Inc. (a)	573	23,241
MYR Group, Inc. (a)	139	3,916
NV5 Holdings, Inc. (a)	67	4,057
Primoris Services Corp.	334	6,389
Quanta Services, Inc.	1,281	38,558
Sterling Construction Co., Inc. (a)	192	2,091
Tutor Perini Corp. (a)	341	5,446
Valmont Industries, Inc.	191	21,191
		356,266
Electrical Equipment - 0.7%
Acuity Brands, Inc.	357	41,037
AZZ, Inc.	219	8,839
Babcock & Wilcox Enterprises, Inc. (a)	165	64
Encore Wire Corp.	175	8,782
Energous Corp. (a)	139	805
EnerSys	367	28,483
FuelCell Energy, Inc. (a)	504	277
Generac Holdings, Inc. (a)	540	26,838
Hubbell, Inc. Class B	436	43,312
Plug Power, Inc. (a)(b)	1,400	1,736
Powell Industries, Inc.	82	2,051
Regal Beloit Corp.	387	27,109
Sunrun, Inc. (a)	536	5,837
Thermon Group Holdings, Inc. (a)	256	5,192
TPI Composites, Inc. (a)	100	2,458
Vivint Solar, Inc. (a)	234	892
		203,712
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	548	55,085
ITT, Inc.	746	36,009
Raven Industries, Inc.	308	11,147
		102,241
Machinery - 4.0%
Actuant Corp. Class A	494	10,369
AGCO Corp.	571	31,788
Alamo Group, Inc.	79	6,108
Albany International Corp. Class A	252	15,732
Allison Transmission Holdings, Inc.	1,401	61,518
Altra Industrial Motion Corp.	219	5,508
Apergy Corp. (a)	654	17,710
Astec Industries, Inc.	165	4,981
Barnes Group, Inc.	431	23,110
Briggs & Stratton Corp.	340	4,447
Cactus, Inc. (a)	242	6,633
Chart Industries, Inc. (a)	258	16,778
CIRCOR International, Inc.	131	2,790
Colfax Corp. (a)	862	18,016
Columbus McKinnon Corp. (NY Shares)	175	5,275
Commercial Vehicle Group, Inc. (a)	223	1,271
Crane Co.	428	30,893
Donaldson Co., Inc.	1,117	48,467
Douglas Dynamics, Inc.	194	6,963
Energy Recovery, Inc. (a)(b)	284	1,911
EnPro Industries, Inc.	189	11,359
ESCO Technologies, Inc.	218	14,377
ExOne Co. (a)	79	523
Federal Signal Corp.	512	10,189
Flowserve Corp.	1,104	41,974
Franklin Electric Co., Inc.	331	14,193
FreightCar America, Inc. (a)	76	508
Gardner Denver Holdings, Inc. (a)	366	7,485
Global Brass & Copper Holdings, Inc.	172	4,326
Gorman-Rupp Co.	177	5,737
Graco, Inc.	1,415	59,218
Greenbrier Companies, Inc.	236	9,331
Harsco Corp. (a)	704	13,981
Hillenbrand, Inc.	532	20,179
Hyster-Yale Materials Handling Class A	85	5,267
John Bean Technologies Corp.	247	17,737
Kadant, Inc.	92	7,494
Kennametal, Inc.	679	22,597
Lincoln Electric Holdings, Inc.	523	41,239
Lindsay Corp.	87	8,374
Lydall, Inc. (a)	138	2,803
Manitowoc Co., Inc. (a)	276	4,077
Meritor, Inc. (a)	766	12,953
Middleby Corp. (a)(b)	487	50,030
Milacron Holdings Corp. (a)	266	3,163
Mueller Industries, Inc.	475	11,096
Mueller Water Products, Inc. Class A	1,401	12,749
Navistar International Corp. New (a)	567	14,714
NN, Inc.	196	1,315
Nordson Corp.	455	54,304
Oshkosh Corp.	631	38,687
ProPetro Holding Corp. (a)	493	6,074
Proto Labs, Inc. (a)	206	23,235
RBC Bearings, Inc. (a)	200	26,220
Rexnord Corp. (a)	872	20,012
Spartan Motors, Inc.	303	2,191
SPX Corp. (a)	354	9,916
SPX Flow, Inc. (a)	374	11,377
Standex International Corp.	106	7,121
Sun Hydraulics Corp.	216	7,169
Tennant Co.	146	7,608
Terex Corp.	895	24,675
Timken Co.	606	22,616
Titan International, Inc.	345	1,608
Toro Co.	924	51,633
TriMas Corp. (a)	383	10,452
Trinity Industries, Inc.	1,281	26,376
Wabash National Corp.	527	6,893
WABCO Holdings, Inc. (a)	439	47,122
Wabtec Corp. (b)	755	53,039
Watts Water Technologies, Inc. Class A	234	15,100
Woodward, Inc.	469	34,842
		1,257,526
Marine - 0.1%
Eagle Bulk Shipping, Inc. (a)	182	839
Kirby Corp. (a)	466	31,390
Matson, Inc.	364	11,655
		43,884
Professional Services - 1.3%
Acacia Research Corp. (a)	315	939
Asgn, Inc. (a)	412	22,454
Barrett Business Services, Inc.	64	3,664
CBIZ, Inc. (a)	443	8,727
CRA International, Inc.	63	2,681
Dun & Bradstreet Corp.	310	44,249
Exponent, Inc.	448	22,718
Forrester Research, Inc.	91	4,068
FTI Consulting, Inc. (a)	356	23,724
Heidrick & Struggles International, Inc.	168	5,240
Huron Consulting Group, Inc. (a)	182	9,338
ICF International, Inc.	169	10,948
InnerWorkings, Inc. (a)	286	1,070
Insperity, Inc.	320	29,875
Kelly Services, Inc. Class A (non-vtg.)	239	4,895
Kforce, Inc.	210	6,493
Korn/Ferry International	489	19,335
Manpower, Inc.	569	36,871
MISTRAS Group, Inc. (a)	121	1,740
Navigant Consulting, Inc.	397	9,548
Resources Connection, Inc.	229	3,252
Robert Half International, Inc.	1,095	62,634
TransUnion Holding Co., Inc.	742	42,146
TriNet Group, Inc. (a)	303	12,711
TrueBlue, Inc. (a)	362	8,055
WageWorks, Inc. (a)	311	8,447
Willdan Group, Inc. (a)	57	1,994
		407,816
Road & Rail - 0.6%
AMERCO	46	15,093
ArcBest Corp.	217	7,434
Avis Budget Group, Inc. (a)	743	16,703
Covenant Transport Group, Inc. Class A (a)	81	1,555
Daseke, Inc. (a)	283	1,041
Genesee & Wyoming, Inc. Class A (a)	520	38,490
Heartland Express, Inc.	369	6,753
Knight-Swift Transportation Holdings, Inc. Class A	559	14,014
Landstar System, Inc.	354	33,867
Marten Transport Ltd.	332	5,375
Ryder System, Inc.	454	21,860
Saia, Inc. (a)	227	12,671
Schneider National, Inc. Class B	242	4,518
Werner Enterprises, Inc.	381	11,255
YRC Worldwide, Inc. (a)	229	721
		191,350
Trading Companies & Distributors - 1.1%
Air Lease Corp. Class A	804	24,289
Aircastle Ltd.	476	8,206
Applied Industrial Technologies, Inc.	330	17,800
Beacon Roofing Supply, Inc. (a)	506	16,050
BMC Stock Holdings, Inc. (a)	405	6,269
CAI International, Inc. (a)	128	2,973
DXP Enterprises, Inc. (a)	136	3,786
GATX Corp.	346	24,500
H&E Equipment Services, Inc.	270	5,513
HD Supply Holdings, Inc. (a)	1,583	59,394
Herc Holdings, Inc. (a)	207	5,380
Kaman Corp.	226	12,676
MRC Global, Inc. (a)	869	10,628
MSC Industrial Direct Co., Inc. Class A	378	29,076
Nexeo Solutions, Inc. (a)	526	4,518
Now, Inc. (a)	954	11,105
Rush Enterprises, Inc. Class A	260	8,965
SiteOne Landscape Supply, Inc. (a)	180	9,949
Systemax, Inc.	105	2,508
Textainer Group Holdings Ltd. (a)	198	1,972
Titan Machinery, Inc. (a)	154	2,025
Triton International Ltd.	274	8,513
Univar, Inc. (a)	846	15,008
Veritiv Corp. (a)	69	1,723
Watsco, Inc.	223	31,028
WESCO International, Inc. (a)	356	17,088
		340,942
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	639	23,362

TOTAL INDUSTRIALS		4,560,954

INFORMATION TECHNOLOGY - 14.3%
Communications Equipment - 1.4%
ADTRAN, Inc.	416	4,468
Aerohive Networks, Inc. (a)	224	730
Applied Optoelectronics, Inc. (a)	130	2,006
Arris International PLC (a)	1,614	49,340
CalAmp Corp. (a)	301	3,916
Calix Networks, Inc. (a)	350	3,413
Carvana Co. Class A (a)(b)	134	4,383
Ciena Corp. (a)	1,187	40,251
CommScope Holding Co., Inc. (a)	1,673	27,420
Comtech Telecommunications Corp.	196	4,771
EchoStar Holding Corp. Class A (a)	388	14,247
EMCORE Corp. (a)	180	756
Extreme Networks, Inc. (a)	956	5,832
F5 Networks, Inc. (a)	529	85,714
Finisar Corp. (a)	927	20,023
Harmonic, Inc. (a)	611	2,884
Infinera Corp. (a)	1,254	5,003
InterDigital, Inc.	299	19,863
Lumentum Holdings, Inc. (a)	463	19,451
NETGEAR, Inc. (a)	283	14,724
NetScout Systems, Inc. (a)	771	18,219
Plantronics, Inc.	297	9,831
Quantenna Communications, Inc. (a)	49	703
Sonus Networks, Inc. (a)	387	1,865
Ubiquiti Networks, Inc.	214	21,274
ViaSat, Inc. (a)(b)	443	26,115
Viavi Solutions, Inc. (a)	2,007	20,170
		427,372
Electronic Equipment & Components - 2.8%
Anixter International, Inc. (a)	238	12,926
Arrow Electronics, Inc. (a)	755	52,057
Avnet, Inc.	1,090	39,349
AVX Corp.	389	5,932
Badger Meter, Inc.	256	12,598
Belden, Inc.	370	15,455
Benchmark Electronics, Inc.	401	8,493
Cardtronics PLC (a)	373	9,698
Casa Systems, Inc. (a)	623	8,180
Coherent, Inc. (a)	206	21,776
Control4 Corp. (a)	164	2,886
CTS Corp.	277	7,172
Daktronics, Inc.	331	2,449
Dolby Laboratories, Inc. Class A	478	29,560
Electro Scientific Industries, Inc. (a)	284	8,509
ePlus, Inc. (a)	111	7,900
Fabrinet	310	15,906
FARO Technologies, Inc. (a)	144	5,852
Fitbit, Inc. (a)	1,185	5,889
FLIR Systems, Inc.	1,155	50,289
II-VI, Inc. (a)	456	14,802
Insight Enterprises, Inc. (a)	312	12,714
IPG Photonics Corp. (a)	315	35,686
Iteris, Inc. (a)	168	627
Itron, Inc. (a)	296	13,998
Jabil, Inc.	1,594	39,515
KEMET Corp.	361	6,332
Keysight Technologies, Inc. (a)	1,440	89,395
Knowles Corp. (a)	741	9,863
Littelfuse, Inc.	190	32,581
Maxwell Technologies, Inc. (a)	220	455
Mesa Laboratories, Inc.	28	5,835
Methode Electronics, Inc. Class A	307	7,150
MicroVision, Inc. (a)	592	358
MTS Systems Corp.	142	5,698
National Instruments Corp.	893	40,524
Novanta, Inc. (a)	264	16,632
OSI Systems, Inc. (a)	151	11,068
Park Electrochemical Corp.	173	3,126
PC Mall, Inc. (a)	95	1,673
Plexus Corp. (a)	287	14,660
Rogers Corp. (a)	151	14,958
Sanmina Corp. (a)	625	15,038
ScanSource, Inc. (a)	210	7,220
SYNNEX Corp.	253	20,453
Tech Data Corp. (a)	298	24,379
TTM Technologies, Inc. (a)	720	7,006
Vishay Intertechnology, Inc.	1,129	20,333
Zebra Technologies Corp. Class A (a)	447	71,176
		866,131
Internet Software & Services - 0.1%
ANGI Homeservices, Inc. Class A (a)	425	6,830
BlackLine, Inc. (a)	80	3,276
Cision Ltd. (a)	348	4,072
GTT Communications, Inc. (a)(b)	221	5,229
Yatra Online, Inc. (a)	101	406
		19,813
IT Services - 2.3%
Booz Allen Hamilton Holding Corp. Class A	1,260	56,788
CACI International, Inc. Class A (a)	210	30,246
Carbonite, Inc. (a)	140	3,536
Cass Information Systems, Inc.	93	4,922
Conduent, Inc. (a)	1,445	15,360
CoreLogic, Inc. (a)	748	24,998
CSG Systems International, Inc.	274	8,705
Endurance International Group Holdings, Inc. (a)	591	3,930
EPAM Systems, Inc. (a)	380	44,084
Euronet Worldwide, Inc. (a)	442	45,252
Everi Holdings, Inc. (a)	532	2,740
EVERTEC, Inc.	536	15,383
ExlService Holdings, Inc. (a)	280	14,734
First Data Corp. Class A (a)	1,631	27,580
Genpact Ltd.	1,152	31,092
GoDaddy, Inc. (a)	431	28,282
Hackett Group, Inc.	189	3,026
Internap Network Services Corp. (a)	130	540
Limelight Networks, Inc. (a)	871	2,038
Liveramp Holdings, Inc. (a)	650	25,110
ManTech International Corp. Class A	224	11,714
Maximus, Inc.	557	36,255
MoneyGram International, Inc. (a)	189	378
MongoDB, Inc. Class A (a)	80	6,699
NIC, Inc.	530	6,614
Okta, Inc. (a)	161	10,272
Perficient, Inc. (a)	303	6,745
Perspecta, Inc.	1,237	21,301
Presidio, Inc.	125	1,631
Sabre Corp.	1,750	37,870
Science Applications International Corp.	380	24,206
Switch, Inc. Class A	327	2,289
Sykes Enterprises, Inc. (a)	336	8,309
The Western Union Co.	3,897	66,483
Travelport Worldwide Ltd.	1,059	16,542
Ttec Holdings, Inc.	144	4,114
Twilio, Inc. Class A (a)	120	10,716
Unisys Corp. (a)(b)	433	5,036
Virtusa Corp. (a)	226	9,625
WEX, Inc. (a)	324	45,379
		720,524
Semiconductors & Semiconductor Equipment - 2.1%
Acacia Communications, Inc. (a)	107	4,066
Advanced Energy Industries, Inc. (a)	349	14,983
Alpha & Omega Semiconductor Ltd. (a)	192	1,956
Amkor Technology, Inc. (a)	1,082	7,098
Axcelis Technologies, Inc. (a)	225	4,005
AXT, Inc. (a)	306	1,331
Brooks Automation, Inc.	583	15,263
Cabot Microelectronics Corp.	204	19,451
Ceva, Inc. (a)	168	3,711
Cirrus Logic, Inc. (a)	556	18,448
Cohu, Inc.	251	4,034
Cree, Inc. (a)	843	36,059
CyberOptics Corp. (a)	46	811
Cypress Semiconductor Corp.	2,701	34,357
Diodes, Inc. (a)	325	10,485
Entegris, Inc.	1,210	33,753
First Solar, Inc. (a)	656	27,850
FormFactor, Inc. (a)	601	8,468
Ichor Holdings Ltd. (a)(b)	131	2,135
Impinj, Inc. (a)(b)	169	2,459
Inphi Corp. (a)	312	10,031
Integrated Device Technology, Inc. (a)	1,137	55,065
Kopin Corp. (a)	423	423
Kulicke & Soffa Industries, Inc.	587	11,898
Lattice Semiconductor Corp. (a)	1,047	7,245
MACOM Technology Solutions Holdings, Inc. (a)	304	4,411
Marvell Technology Group Ltd.	32	518
MaxLinear, Inc. Class A (a)	439	7,726
MKS Instruments, Inc.	458	29,591
Monolithic Power Systems, Inc.	320	37,200
Nanometrics, Inc. (a)	214	5,849
NeoPhotonics Corp. (a)	264	1,711
NVE Corp.	37	3,239
PDF Solutions, Inc. (a)	258	2,175
Photronics, Inc. (a)	596	5,769
Pixelworks, Inc. (a)	190	551
Power Integrations, Inc.	257	15,672
Rambus, Inc. (a)	937	7,187
Rudolph Technologies, Inc. (a)	267	5,465
Semtech Corp. (a)	567	26,008
Silicon Laboratories, Inc. (a)	347	27,347
SMART Global Holdings, Inc. (a)	60	1,782
SolarEdge Technologies, Inc.(a)(b)	245	8,600
SunPower Corp. (a)(b)	542	2,694
Synaptics, Inc. (a)	311	11,572
Teradyne, Inc.	1,696	53,220
Ultra Clean Holdings, Inc. (a)	308	2,609
Universal Display Corp.	376	35,182
Veeco Instruments, Inc. (a)	306	2,267
Versum Materials, Inc.	945	26,195
Xperi Corp.	424	7,797
		667,722
Software - 5.3%
2U, Inc. (a)	360	17,899
8x8, Inc. (a)	762	13,746
A10 Networks, Inc. (a)	423	2,640
ACI Worldwide, Inc. (a)	1,014	28,057
Alarm.com Holdings, Inc. (a)	102	5,291
Altair Engineering, Inc. Class A (a)	185	5,102
Alteryx, Inc. Class A (a)	158	9,396
AppFolio, Inc. (a)	92	5,448
Appian Corp. Class A (a)	53	1,416
Apptio, Inc. Class A (a)	51	1,936
Aspen Technology, Inc. (a)	653	53,664
Asure Software, Inc. (a)	62	315
Avaya Holdings Corp. (a)	918	13,366
Benefitfocus, Inc. (a)	130	5,944
Black Knight, Inc. (a)	192	8,652
Blackbaud, Inc.	400	25,160
Bottomline Technologies, Inc. (a)	307	14,736
Box, Inc. Class A (a)	490	8,271
Cardlytics, Inc. (a)	78	845
CDK Global, Inc.	1,112	53,243
Ceridian HCM Holding, Inc.	180	6,208
Cloudera, Inc. (a)	694	7,676
CommVault Systems, Inc. (a)	356	21,036
Cornerstone OnDemand, Inc. (a)	440	22,189
Coupa Software, Inc. (a)	252	15,841
Digimarc Corp. (a)	86	1,247
Dropbox, Inc. Class A (a)	377	7,702
Ebix, Inc.	190	8,086
Ellie Mae, Inc. (a)(b)	293	18,409
Envestnet, Inc. (a)	375	18,446
Everbridge, Inc. (a)	148	8,400
Fair Isaac Corp. (a)	260	48,620
FireEye, Inc. (a)	1,321	21,413
Five9, Inc. (a)	337	14,734
Forescout Technologies, Inc. (a)	162	4,210
Fortinet, Inc. (a)	1,247	87,826
Guidewire Software, Inc. (a)	630	50,545
Hortonworks, Inc. (a)	348	5,018
HubSpot, Inc. (a)	258	32,438
Imperva, Inc. (a)	244	13,588
Instructure, Inc. (a)	48	1,800
j2 Global, Inc.	403	27,960
LivePerson, Inc. (a)	450	8,487
LogMeIn, Inc.	441	35,972
Manhattan Associates, Inc. (a)	598	25,337
MicroStrategy, Inc. Class A (a)	77	9,837
MINDBODY, Inc. (a)	135	4,914
Mitek Systems, Inc. (a)	308	3,329
MobileIron, Inc. (a)	391	1,795
Model N, Inc. (a)	172	2,276
Monotype Imaging Holdings, Inc.	358	5,556
New Relic, Inc. (a)	269	21,781
Nuance Communications, Inc. (a)	2,209	29,225
Nutanix, Inc. Class A (a)	158	6,571
Onespan, Inc. (a)	267	3,458
Parametric Technology Corp. (a)	978	81,076
Paycom Software, Inc. (a)	340	41,633
Paylocity Holding Corp. (a)	208	12,524
Pegasystems, Inc.	297	14,206
Pivotal Software, Inc.	330	5,396
Pluralsight, Inc.	177	4,168
Progress Software Corp.	425	15,083
Proofpoint, Inc. (a)	359	30,088
PROS Holdings, Inc. (a)	218	6,845
Q2 Holdings, Inc. (a)	224	11,099
QAD, Inc. Class A	85	3,343
Qualys, Inc. (a)	248	18,536
Rapid7, Inc. (a)	146	4,549
RealPage, Inc. (a)	463	22,312
Red Violet, Inc. (a)	20	135
RingCentral, Inc. (a)	511	42,127
SailPoint Technologies Holding, Inc. (a)	152	3,570
SendGrid, Inc. (a)	64	2,763
Smartsheet, Inc.	110	2,735
SPS Commerce, Inc. (a)	150	12,357
SS&C Technologies Holdings, Inc.	1,438	64,868
Tableau Software, Inc. (a)	490	58,800
Teradata Corp. (a)	1,095	42,004
The Rubicon Project, Inc. (a)	367	1,369
The Trade Desk, Inc. (a)	97	11,258
TiVo Corp.	1,003	9,438
Tyler Technologies, Inc. (a)	282	52,401
Ultimate Software Group, Inc. (a)	245	59,993
Upland Software, Inc. (a)	78	2,120
Varonis Systems, Inc. (a)	139	7,353
Verint Systems, Inc. (a)	533	22,551
VirnetX Holding Corp. (a)	400	960
VMware, Inc. Class A	605	82,964
Workiva, Inc. (a)	176	6,317
Zendesk, Inc. (a)	627	36,598
Zuora, Inc.	92	1,669
		1,672,265
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)	899	9,143
Avid Technology, Inc. (a)	293	1,392
Cray, Inc. (a)	345	7,449
Diebold Nixdorf, Inc. (b)	544	1,355
Eastman Kodak Co. (a)	253	645
Electronics for Imaging, Inc. (a)	395	9,796
Immersion Corp. (a)	229	2,052
NCR Corp. (a)	1,049	24,211
Pure Storage, Inc. Class A (a)	727	11,690
Quantum Corp. (a)	251	502
U.S.A. Technologies, Inc. (a)	285	1,109
Xerox Corp.	1,802	35,608
		104,952

TOTAL INFORMATION TECHNOLOGY		4,478,779

MATERIALS - 5.0%
Chemicals - 2.4%
A. Schulman, Inc. rights (a)(d)	192	367
Advanced Emissions Solutions, Inc.	135	1,424
AdvanSix, Inc. (a)	255	6,207
American Vanguard Corp.	206	3,129
Ashland Global Holdings, Inc.	526	37,325
Axalta Coating Systems Ltd. (a)	1,834	42,952
Balchem Corp.	269	21,076
Cabot Corp.	531	22,801
Chase Corp.	59	5,903
Ferro Corp. (a)	712	11,164
Flotek Industries, Inc. (a)	334	364
H.B. Fuller Co.	429	18,305
Hawkins, Inc.	76	3,112
Huntsman Corp.	1,675	32,311
Ingevity Corp. (a)	355	29,710
Innophos Holdings, Inc.	172	4,219
Innospec, Inc.	205	12,661
Intrepid Potash, Inc. (a)	735	1,911
Koppers Holdings, Inc. (a)	166	2,829
Kraton Performance Polymers, Inc. (a)	266	5,809
Kronos Worldwide, Inc.	205	2,362
LSB Industries, Inc. (a)	205	1,132
Minerals Technologies, Inc.	311	15,967
NewMarket Corp.	78	32,143
Olin Corp.	1,400	28,154
OMNOVA Solutions, Inc. (a)	362	2,653
Platform Specialty Products Corp. (a)	1,849	19,100
PolyOne Corp.	708	20,249
PQ Group Holdings, Inc. (a)	254	3,762
Quaker Chemical Corp.	115	20,437
Rayonier Advanced Materials, Inc.	378	4,026
RPM International, Inc.	1,131	66,480
Sensient Technologies Corp.	377	21,055
Stepan Co.	173	12,802
The Mosaic Co.	2,966	86,637
The Scotts Miracle-Gro Co. Class A	376	23,109
Trinseo SA	373	17,076
Tronox Ltd. Class A	575	4,474
Valvoline, Inc.	1,731	33,495
Venator Materials PLC (a)	169	708
W.R. Grace & Co.	596	38,686
Westlake Chemical Corp.	314	20,777
		738,863
Construction Materials - 0.1%
Eagle Materials, Inc.	408	24,900
Forterra, Inc. (a)	110	414
Foundation Building Materials, Inc. (a)	142	1,180
Summit Materials, Inc.	955	11,842
U.S. Concrete, Inc. (a)	113	3,987
United States Lime & Minerals, Inc.	15	1,065
		43,388
Containers & Packaging - 1.2%
Aptargroup, Inc.	528	49,669
Bemis Co., Inc.	804	36,904
Berry Global Group, Inc. (a)	1,085	51,570
Crown Holdings, Inc. (a)	1,186	49,302
Graphic Packaging Holding Co.	2,677	28,483
Greif, Inc. Class A	212	7,867
Myers Industries, Inc.	167	2,523
Owens-Illinois, Inc.	1,373	23,671
Sealed Air Corp.	1,532	53,375
Silgan Holdings, Inc.	630	14,881
Sonoco Products Co.	854	45,373
		363,618
Metals & Mining - 1.0%
AK Steel Holding Corp. (a)	2,638	5,936
Alcoa Corp. (a)	1,236	32,853
Allegheny Technologies, Inc. (a)	953	20,747
Atkore International Group, Inc. (a)	181	3,591
Carpenter Technology Corp.	391	13,924
Century Aluminum Co. (a)	392	2,866
Cleveland-Cliffs, Inc.	1,749	13,450
Coeur d'Alene Mines Corp. (a)	1,566	7,000
Commercial Metals Co.	1,016	16,276
Compass Minerals International, Inc.	282	11,757
Gold Resource Corp.	471	1,884
Haynes International, Inc.	107	2,825
Hecla Mining Co.	3,383	7,984
Kaiser Aluminum Corp.	152	13,572
Materion Corp.	168	7,558
McEwen Mining, Inc.	2,066	3,760
Olympic Steel, Inc.	66	942
Reliance Steel & Aluminum Co.	612	43,556
Royal Gold, Inc.	553	47,364
Ryerson Holding Corp. (a)	92	583
Schnitzer Steel Industries, Inc. Class A	222	4,784
SunCoke Energy, Inc.	515	4,403
TimkenSteel Corp. (a)	351	3,068
United States Steel Corp.	1,476	26,922
Warrior Metropolitan Coal, Inc.	149	3,592
Worthington Industries, Inc.	369	12,856
		314,053
Paper & Forest Products - 0.3%
Boise Cascade Co.	327	7,799
Clearwater Paper Corp. (a)	150	3,656
Domtar Corp.	535	18,795
Louisiana-Pacific Corp.	1,200	26,664
Mercer International, Inc. (SBI)	352	3,675
Neenah, Inc.	138	8,131
P.H. Glatfelter Co.	342	3,338
Resolute Forest Products	748	5,932
Schweitzer-Mauduit International, Inc.	257	6,438
Verso Corp. (a)	276	6,182
		90,610

TOTAL MATERIALS		1,550,532

REAL ESTATE - 9.7%
Equity Real Estate Investment Trusts (REITs) - 9.1%
Acadia Realty Trust (SBI)	694	16,489
Agree Realty Corp.	219	12,947
Alexander & Baldwin, Inc.	392	7,205
Alexanders, Inc.	31	9,447
American Assets Trust, Inc.	338	13,577
American Campus Communities, Inc.	1,130	46,771
American Homes 4 Rent Class A	1,823	36,187
Americold Realty Trust	394	10,063
Apartment Investment & Management Co. Class A	1,327	58,229
Apple Hospitality (REIT), Inc.	1,355	19,322
Armada Hoffler Properties, Inc.	299	4,204
Ashford Hospitality Trust, Inc.	718	2,872
Bluerock Residential Growth (REIT), Inc.	229	2,066
Braemar Hotels & Resorts, Inc.	197	1,759
Brandywine Realty Trust (SBI)	1,513	19,472
Brixmor Property Group, Inc.	2,222	32,641
Camden Property Trust (SBI)	741	65,245
CareTrust (REIT), Inc.	542	10,005
CatchMark Timber Trust, Inc.	296	2,102
CBL & Associates Properties, Inc. (b)	1,369	2,628
Cedar Realty Trust, Inc.	717	2,251
Chatham Lodging Trust	326	5,764
Chesapeake Lodging Trust	511	12,443
City Office REIT, Inc.	239	2,450
Colony Capital, Inc.	4,841	22,656
Columbia Property Trust, Inc.	1,050	20,318
Community Healthcare Trust, Inc.	114	3,287
CorEnergy Infrastructure Trust, Inc.	107	3,540
CorePoint Lodging, Inc.	346	4,239
CoreSite Realty Corp.	286	24,948
Corporate Office Properties Trust (SBI)	801	16,845
Corrections Corp. of America	1,029	18,347
Cousins Properties, Inc.	2,901	22,918
CubeSmart	1,522	43,666
CyrusOne, Inc.	627	33,156
DDR Corp.	1,352	14,967
DiamondRock Hospitality Co.	1,704	15,472
Douglas Emmett, Inc.	1,224	41,775
Easterly Government Properties, Inc.	182	2,854
EastGroup Properties, Inc.	277	25,409
Empire State Realty Trust, Inc.	1,069	15,212
EPR Properties	534	34,192
Equity Commonwealth	1,069	32,081
Equity Lifestyle Properties, Inc.	675	65,563
Farmland Partners, Inc.	204	926
Federal Realty Investment Trust (SBI)	614	72,477
First Industrial Realty Trust, Inc.	1,009	29,120
Four Corners Property Trust, Inc.	497	13,021
Franklin Street Properties Corp.	865	5,389
Front Yard Residential Corp. Class B	483	4,217
Gaming & Leisure Properties	1,650	53,312
Getty Realty Corp.	221	6,500
Gladstone Commercial Corp.	207	3,709
Global Medical REIT, Inc.	134	1,191
Global Net Lease, Inc.	469	8,264
Government Properties Income Trust	626	4,301
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	374	7,125
Healthcare Realty Trust, Inc.	982	27,928
Healthcare Trust of America, Inc.	1,195	30,245
Hersha Hospitality Trust	353	6,192
Highwoods Properties, Inc. (SBI)	865	33,467
Hospitality Properties Trust (SBI)	1,416	33,814
Hudson Pacific Properties, Inc.	1,234	35,860
Independence Realty Trust, Inc.	481	4,416
Industrial Logistics Properties Trust (b)	418	8,222
InfraReit, Inc.	306	6,432
Investors Real Estate Trust	103	5,054
Invitation Homes, Inc.	653	13,112
iStar Financial, Inc.	608	5,575
JBG SMITH Properties	785	27,326
Jernigan Capital, Inc.	124	2,458
Kilroy Realty Corp.	831	52,253
Kimco Realty Corp.	3,620	53,033
Kite Realty Group Trust	692	9,750
Lamar Advertising Co. Class A	703	48,634
Lexington Corporate Properties Trust	1,892	15,533
Liberty Property Trust (SBI)	1,246	52,182
Life Storage, Inc.	392	36,452
LTC Properties, Inc.	332	13,838
Mack-Cali Realty Corp.	754	14,771
MedEquities Realty Trust, Inc.	137	937
Medical Properties Trust, Inc.	2,708	43,545
Monmouth Real Estate Investment Corp. Class A	581	7,204
National Health Investors, Inc.	339	25,608
National Retail Properties, Inc.	1,244	60,346
National Storage Affiliates Trust	353	9,340
New Senior Investment Group, Inc.	654	2,694
NexPoint Residential Trust, Inc.	158	5,538
NorthStar Realty Europe Corp.	502	7,299
Omega Healthcare Investors, Inc.	1,655	58,173
Outfront Media, Inc.	1,162	21,055
Paramount Group, Inc.	1,469	18,451
Park Hotels & Resorts, Inc.	975	25,331
Pebblebrook Hotel Trust	616	17,439
Pennsylvania Real Estate Investment Trust (SBI)	599	3,558
Physicians Realty Trust	1,141	18,290
Piedmont Office Realty Trust, Inc. Class A	1,262	21,504
Potlatch Corp.	375	11,865
Preferred Apartment Communities, Inc. Class A	199	2,798
PS Business Parks, Inc.	164	21,484
QTS Realty Trust, Inc. Class A	400	14,820
Ramco-Gershenson Properties Trust (SBI)	668	7,983
Rayonier, Inc.	1,050	29,075
Regency Centers Corp.	887	52,049
Retail Opportunity Investments Corp.	934	14,832
Retail Properties America, Inc.	2,004	21,743
Rexford Industrial Realty, Inc.	556	16,385
RLJ Lodging Trust	1,054	17,286
Ryman Hospitality Properties, Inc.	432	28,810
Sabra Health Care REIT, Inc.	569	9,377
Safety Income and Growth, Inc.	94	1,768
Saul Centers, Inc.	93	4,391
Senior Housing Properties Trust (SBI)	2,013	23,592
Seritage Growth Properties (b)	206	6,660
Spirit MTA REIT	383	2,731
Spirit Realty Capital, Inc.	822	28,976
Stag Industrial, Inc.	645	16,048
Store Capital Corp.	1,325	37,511
Summit Hotel Properties, Inc.	739	7,190
Sun Communities, Inc.	565	57,466
Sunstone Hotel Investors, Inc.	1,848	24,042
Tanger Factory Outlet Centers, Inc.	805	16,277
Taubman Centers, Inc.	515	23,427
Terreno Realty Corp.	409	14,385
The GEO Group, Inc.	986	19,424
The Macerich Co.	1,033	44,708
TIER REIT, Inc.	399	8,231
UDR, Inc.	2,270	89,937
UMH Properties, Inc.	228	2,700
Uniti Group, Inc.	1,224	19,058
Universal Health Realty Income Trust (SBI)	106	6,505
Urban Edge Properties	789	13,113
Urstadt Biddle Properties, Inc. Class A	231	4,440
VEREIT, Inc.	8,272	59,145
Washington Prime Group, Inc.	1,561	7,586
Washington REIT (SBI)	632	14,536
Weingarten Realty Investors (SBI)	999	24,785
Whitestone REIT Class B	285	3,494
WP Carey, Inc.	895	58,479
Xenia Hotels & Resorts, Inc.	906	15,583
		2,854,690
Real Estate Management & Development - 0.6%
Altisource Portfolio Solutions SA (a)	99	2,227
Colony NorthStar Credit Real Estate, Inc.	709	11,195
Forestar Group, Inc. (a)(b)	240	3,324
HFF, Inc.	291	9,650
Howard Hughes Corp. (a)	303	29,579
Jones Lang LaSalle, Inc.	386	48,868
Kennedy-Wilson Holdings, Inc.	786	14,282
Marcus & Millichap, Inc. (a)	128	4,394
Newmark Group, Inc.	1,944	15,591
RE/MAX Holdings, Inc.	140	4,305
Realogy Holdings Corp. (b)	1,250	18,350
Retail Value, Inc.	121	3,096
Tejon Ranch Co. (a)	147	2,437
The St. Joe Co. (a)	628	8,271
		175,569

TOTAL REAL ESTATE		3,030,259

UTILITIES - 5.0%
Electric Utilities - 1.8%
Allete, Inc.	426	32,470
Alliant Energy Corp.	1,959	82,768
El Paso Electric Co.	356	17,846
Evergy, Inc.	1,202	68,238
Hawaiian Electric Industries, Inc.	918	33,617
IDACORP, Inc.	432	40,202
MGE Energy, Inc.	303	18,168
OGE Energy Corp.	1,687	66,114
Otter Tail Corp.	331	16,431
Pinnacle West Capital Corp.	947	80,684
PNM Resources, Inc.	673	27,654
Portland General Electric Co.	749	34,342
Spark Energy, Inc. Class A,	74	550
Vistra Energy Corp. (a)	2,397	54,867
		573,951
Gas Utilities - 1.2%
Atmos Energy Corp.	882	81,779
Chesapeake Utilities Corp.	139	11,301
National Fuel Gas Co.	719	36,798
New Jersey Resources Corp.	725	33,111
Northwest Natural Holding Co.	251	15,175
ONE Gas, Inc.	440	35,024
South Jersey Industries, Inc.	692	19,238
Southwest Gas Holdings, Inc.	400	30,600
Spire, Inc.	393	29,113
UGI Corp.	1,462	77,998
		370,137
Independent Power and Renewable Electricity Producers - 0.8%
NRG Energy, Inc.	2,680	106,128
NRG Yield, Inc.:
Class A	357	6,040
Class C	490	8,453
Ormat Technologies, Inc.	293	15,324
Pattern Energy Group, Inc.	589	10,967
Terraform Power, Inc.	622	6,979
The AES Corp.	5,602	81,005
		234,896
Multi-Utilities - 0.8%
Avangrid, Inc.	466	23,342
Avista Corp.	539	22,897
Black Hills Corp.	458	28,753
MDU Resources Group, Inc.	1,649	39,312
NiSource, Inc.	2,740	69,459
NorthWestern Energy Corp.	407	24,192
Unitil Corp.	135	6,836
Vectren Corp.	688	49,522
		264,313
Water Utilities - 0.4%
American States Water Co.	308	20,648
Aqua America, Inc.	1,504	51,422
AquaVenture Holdings Ltd. (a)	44	831
Cadiz, Inc. (a)	194	1,998
California Water Service Group	405	19,302
Connecticut Water Service, Inc.	97	6,486
Middlesex Water Co.	138	7,362
Select Energy Services, Inc. Class A (a)	159	1,005
SJW Corp.	134	7,453
		116,507

TOTAL UTILITIES		1,559,804

TOTAL COMMON STOCKS
(Cost $35,651,253)		30,242,385

Money Market Funds - 4.9%
Fidelity Cash Central Fund, 2.42% (e)	825,981	826,146
Fidelity Securities Lending Cash Central Fund 2.41% (e)(f)	696,745	696,815
TOTAL MONEY MARKET FUNDS
(Cost $1,522,961)		1,522,961
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $37,174,214)		31,765,346
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(540,750)
NET ASSETS - 100%		$31,224,596

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	10	March 2019	$674,500	$9,792	$9,792
CME E-mini S&P MidCap 400 Index Contracts (United States)	2	March 2019	332,440	2,147	2,147
TOTAL FUTURES CONTRACTS					$11,939

The notional amount of futures purchased as a percentage of Net Assets is 3.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,721 or 0.1% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,272
Fidelity Securities Lending Cash Central Fund	2,545
Total	$8,817

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,151,416	$1,151,416	$--	$--
Consumer Discretionary	4,072,943	4,072,943	--	--
Consumer Staples	993,700	993,700	--	--
Energy	893,203	893,203	--	--
Financials	4,590,986	4,590,986	--	--
Health Care	3,359,809	3,359,809	--	--
Industrials	4,560,954	4,560,954	--	--
Information Technology	4,478,779	4,478,779	--	--
Materials	1,550,532	1,550,165	--	367
Real Estate	3,030,259	3,030,259	--	--
Utilities	1,559,804	1,559,804	--	--
Money Market Funds	1,522,961	1,522,961	--	--
Total Investments in Securities:	$31,765,346	$31,764,979	$--	$367
Derivative Instruments:
Assets
Futures Contracts	$11,939	$11,939	$--	$--
Total Assets	$11,939	$11,939	$--	$--
Total Derivative Instruments:	$11,939	$11,939	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$11,939	$0
Total Equity Risk	11,939	0
Total Value of Derivatives	$11,939	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

VIP Extended Market Index Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2018
Assets
Investment in securities, at value (including securities loaned of $676,223) — See accompanying schedule: Unaffiliated issuers (cost $35,651,253)	$30,242,385
Fidelity Central Funds (cost $1,522,961)	1,522,961
Total Investment in Securities (cost $37,174,214)		$31,765,346
Segregated cash with brokers for derivative instruments		17,750
Cash		31
Foreign currency held at value (cost $99)		99
Receivable for investments sold		85,416
Receivable for fund shares sold		1,507
Dividends receivable		48,633
Distributions receivable from Fidelity Central Funds		1,293
Receivable for daily variation margin on futures contracts		5,228
Total assets		31,925,303
Liabilities
Payable for fund shares redeemed	$31
Accrued management fee	1,836
Distribution and service plan fees payable	191
Other affiliated payables	1,573
Other payables and accrued expenses	254
Collateral on securities loaned	696,822
Total liabilities		700,707
Net Assets		$31,224,596
Net Assets consist of:
Paid in capital		$36,903,749
Total distributable earnings (loss)		(5,679,153)
Net Assets		$31,224,596
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($30,341,589 ÷ 3,438,172 shares)		$8.82
Service Class 2:
Net Asset Value, offering price and redemption price per share ($883,007 ÷ 100,000 shares)		$8.83

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period April 17, 2018 (commencement of operations) to December 31, 2018
Investment Income
Dividends		$250,970
Non-Cash dividends		14,380
Interest		26
Income from Fidelity Central Funds		8,817
Total income		274,193
Expenses
Management fee	$11,385
Transfer agent fees	9,759
Distribution and service plan fees	1,805
Independent trustees' fees and expenses	76
Total expenses before reductions	23,025
Expense reductions	(443)
Total expenses after reductions		22,582
Net investment income (loss)		251,611
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(161,471)
Fidelity Central Funds	9
Foreign currency transactions	(3)
Futures contracts	(101,769)
Total net realized gain (loss)		(263,234)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(5,408,868)
Futures contracts	11,939
Total change in net unrealized appreciation (depreciation)		(5,396,929)
Net gain (loss)		(5,660,163)
Net increase (decrease) in net assets resulting from operations		$(5,408,552)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period April 17, 2018 (commencement of operations) to December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$251,611
Net realized gain (loss)	(263,234)
Change in net unrealized appreciation (depreciation)	(5,396,929)
Net increase (decrease) in net assets resulting from operations	(5,408,552)
Distributions to shareholders	(278,790)
Total distributions	(278,790)
Share transactions - net increase (decrease)	36,911,938
Total increase (decrease) in net assets	31,224,596
Net Assets
Beginning of period	–
End of period	$31,224,596

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Extended Market Index Portfolio Initial Class

Years ended December 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.11
Net realized and unrealized gain (loss)	(1.21)
Total from investment operations	(1.10)
Distributions from net investment income	(.08)
Total distributions	(.08)
Net asset value, end of period	$8.82
Total ReturnC,D,E	(10.99)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.13%H
Expenses net of fee waivers, if any	.13%H
Expenses net of all reductions	.13%H
Net investment income (loss)	1.57%H
Supplemental Data
Net assets, end of period (000 omitted)	$30,342
Portfolio turnover rateI	11%H

 A For the period April 17, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Extended Market Index Portfolio Service Class 2

Years ended December 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.10
Net realized and unrealized gain (loss)	(1.21)
Total from investment operations	(1.11)
Distributions from net investment income	(.06)
Total distributions	(.06)
Net asset value, end of period	$8.83
Total ReturnC,D,E	(11.09)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.38%H
Expenses net of fee waivers, if any	.38%H
Expenses net of all reductions	.38%H
Net investment income (loss)	1.32%H
Supplemental Data
Net assets, end of period (000 omitted)	$883
Portfolio turnover rateI	11%H

 A For the period April 17, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP International Index Portfolio

Performance: The Bottom Line

Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for VIP International Index Portfolio will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP International Index Portfolio - on April 17, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the undefined performed over the same period.

Period Ending Values
$8,553	VIP International Index Portfolio -
$8,593	Fidelity Global ex U.S. Index

VIP International Index Portfolio

Management's Discussion of Fund Performance

Market Recap:  International equities returned -14.04% in 2018, according to the MSCI ACWI (All Country World Index) ex USA Index. After a strong first month of the year, markets reversed course amid a confluence of overwhelmingly negative factors – including escalating trade tension, a surging U.S. dollar, tepid economic growth in Europe, global central bank tightening, concerns about Italy’s budget stalemate with the EU, and weakness in China’s stock market. Volatility spiked as the fourth quarter began and the index lost 8% in October alone, its largest monthly drop in more than six years, and retreated again in December. For the full year, all 11 market sectors had a negative return. A handful of economically sensitive groups were among the hardest hit: consumer discretionary (-19%), financials (-16%), materials (-16%), information technology (-15%) and industrials (-15%). New-media-infused communications services returned -17%. The more defensive real estate (-11%), consumer staples (-11%), health care (-6%) and utilities (0%) sectors topped the broader market, as did energy, which returned roughly -7% on sharply declining crude-oil prices, especially late in the year. Geographically, all major regions had a double-digit decline. Resource-rich Canada (-17%) suffered most, following by continental Europe, emerging markets and the U.K., all of which returned about -14%. Asia-Pacific ex Japan (-11%) and Japan (-13%) also performed poorly.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  Between the fund's inception date of April 17, 2018, and its fiscal year end on December 31, 2018, the fund's share classes performed roughly in line with the -14.07% return of the benchmark Fidelity Global ex U.S. Index. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) On an individual basis, the biggest detractor was Samsung Electronics (-26%), a Korean electronics manufacturer whose shares struggled as investors worried about the effect of disappointing smartphone sales on the company's profits. China-based social media company Tencent Holding (-21%) struggled due to concerns about new Chinese restrictions on the gaming industry – a key revenue driver for the company. Another Chinese stock, e-commerce giant Alibaba (-25%), has seen robust but slowing profit margins, while the company's management forecast a modest decline in revenue growth. In contrast, pharmaceutical stocks that benefited from their relatively defensive businesses in a volatile market were among the fund's top contributors. Stocks such as Roche Holdings (Switzerland), Novartis (Swtizerland) and Sanofi (France) all gained ground this period, returning about 11%, 5% and 9%, respectively. Swiss food products giant Nestle (+4%) also contributed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP International Index Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2018

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	1.3
Novartis AG (Switzerland, Pharmaceuticals)	1.1
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	1.1
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.0
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.8
Toyota Motor Corp. (Japan, Automobiles)	0.9
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.8
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	0.8
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.7
Total SA (France, Oil, Gas & Consumable Fuels)	0.7
9.2

Top Market Sectors as of December 31, 2018

% of fund's net assets
Financials	22.5
Industrials	11.8
Consumer Discretionary	10.5
Consumer Staples	10.0
Health Care	7.9
Information Technology	7.7
Materials	7.4
Communication Services	7.1
Energy	6.6
Real Estate	3.3

Geographic Diversification (% of fund's net assets)

As of December 31, 2018
Japan	18.6%
United Kingdom	10.2%
Canada	6.5%
France	5.9%
Switzerland	5.5%
Germany	5.3%
Australia	4.5%
Korea (South)	3.8%
Cayman Islands	3.7%
Other*	36.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of December 31, 2018

As of December 31, 2018
Stocks and Equity Futures	100.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

VIP International Index Portfolio

Schedule of Investments December 31, 2018

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Australia - 4.5%
AGL Energy Ltd.	1,793	$26,016
ALS Ltd.	1,290	6,160
Alumina Ltd.	7,287	11,805
Amcor Ltd.	3,309	30,882
AMP Ltd.	8,142	14,050
Ansell Ltd.	346	5,371
APA Group unit	2,884	17,266
Aristocrat Leisure Ltd.	1,637	25,182
Atlas Arteria Ltd. unit	2,221	9,793
Australia & New Zealand Banking Group Ltd.	8,241	142,394
Bank of Queensland Ltd.	780	5,329
Bendigo & Adelaide Bank Ltd.	1,530	11,628
BHP Billiton Ltd.	8,923	215,678
BlueScope Steel Ltd.	1,587	12,251
Boral Ltd.	2,952	10,271
Brambles Ltd.	4,158	29,726
Caltex Australia Ltd.	763	13,693
Carsales.com Ltd.	653	5,059
Challenger Ltd.	1,665	11,129
Cimic Group Ltd.	274	8,378
Coca-Cola Amatil Ltd.	1,451	8,370
Cochlear Ltd.	162	19,805
Coles Group Ltd. (a)	3,314	27,404
Commonwealth Bank of Australia	4,797	244,589
Computershare Ltd.	1,277	15,462
Crown Ltd.	1,157	9,665
CSL Ltd.	1,287	168,105
DEXUS Property Group unit	2,909	21,760
Dominos Pizza Enterprises Ltd.	144	4,123
Downer EDI Ltd.	1,968	9,370
Evolution Mining Ltd.	3,762	9,778
Flight Centre Travel Group Ltd.	174	5,260
Fortescue Metals Group Ltd.	4,786	14,125
Goodman Group unit	4,576	34,262
Healthscope Ltd.	4,767	7,488
Iluka Resources Ltd.	1,305	7,004
Incitec Pivot Ltd.	4,793	11,073
Insurance Australia Group Ltd.	6,035	29,755
IOOF Holdings Ltd.	897	3,266
JB Hi-Fi Ltd.	147	2,292
Lendlease Group unit	1,574	12,894
Link Administration Holdings Ltd.	1,178	5,617
Macquarie Group Ltd.	957	73,237
Medibank Private Ltd.	7,680	13,902
Metcash Ltd.	2,845	4,910
Mineral Resources Ltd.	523	5,699
Mirvac Group unit	10,495	16,558
National Australia Bank Ltd.	7,453	126,472
Newcrest Mining Ltd.	2,106	32,337
NIB Holdings Ltd.	1,223	4,479
Northern Star Resources Ltd.	1,598	10,400
OneMarket Ltd. (a)	58	23
Orica Ltd.	1,041	12,648
Origin Energy Ltd. (a)	4,625	21,077
Orora Ltd.	3,427	7,410
Qantas Airways Ltd.	5,369	21,896
QBE Insurance Group Ltd.	3,577	25,447
Qube Holdings Ltd.	2,572	4,601
Ramsay Health Care Ltd.	359	14,598
realestate.com.au Ltd.	133	6,930
Rio Tinto Ltd.	1,196	66,103
Santos Ltd.	5,071	19,573
Scentre Group unit	15,360	42,193
SEEK Ltd.	994	11,846
Sonic Healthcare Ltd.	1,299	20,230
South32 Ltd.	14,301	33,744
SP AusNet	6,197	6,787
Spark Infrastructure Group unit	5,167	8,043
Stockland Corp. Ltd. unit	7,136	17,692
Suncorp Group Ltd.	3,618	32,186
Sydney Airport unit	6,253	29,641
Tabcorp Holdings Ltd.	3,039	9,183
Telstra Corp. Ltd.	33,613	67,475
The GPT Group unit	4,768	17,934
The Star Entertainment Group Ltd.	2,638	8,473
Transurban Group unit	5,681	46,616
Treasury Wine Estates Ltd.	2,002	20,870
Vicinity Centres unit	9,982	18,280
Wesfarmers Ltd.	3,052	69,263
Westpac Banking Corp.	9,381	165,761
Whitehaven Coal Ltd.	1,776	5,404
Woodside Petroleum Ltd.	1,945	42,907
Woolworths Group Ltd.	3,494	72,403
WorleyParsons Ltd.	518	4,167

TOTAL AUSTRALIA		2,522,926

Austria - 0.2%
ams AG	143	3,428
Andritz AG	217	9,975
BAWAG Group AG (b)	123	5,051
CA Immobilien Anlagen AG	188	5,949
Erste Group Bank AG	824	27,426
IMMOFINANZ Immobilien Anlagen AG	164	3,927
Lenzing AG	17	1,548
Oesterreichische Post AG	34	1,169
OMV AG	405	17,749
Osterreichische Elektrizitatswirtschafts AG	335	14,294
Raiffeisen International Bank-Holding AG	356	9,055
UNIQA Insurance Group AG	230	2,071
Voestalpine AG	268	8,014
Wienerberger AG	391	8,064

TOTAL AUSTRIA		117,720

Bailiwick of Jersey - 0.8%
Experian PLC	2,709	65,671
Ferguson PLC	646	41,310
Glencore Xstrata PLC	34,072	126,528
Polymetal International PLC	709	7,428
Randgold Resources Ltd.	259	22,123
Shire PLC	2,549	148,320
WPP PLC	3,571	38,863

TOTAL BAILIWICK OF JERSEY		450,243

Belgium - 0.7%
Ackermans & Van Haaren SA	53	8,004
Ageas	632	28,458
Anheuser-Busch InBev SA NV	2,428	159,954
Bpost SA	158	1,449
Cofinimmo SA	48	5,967
Colruyt NV	155	11,053
Galapagos Genomics NV (a)	120	10,999
Groupe Bruxelles Lambert SA	211	18,393
KBC Ancora	76	3,243
KBC Groep NV	980	63,642
Proximus	419	11,339
Sofina SA	49	9,308
Solvay SA Class A	209	20,910
Telenet Group Holding NV	154	7,164
UCB SA	359	29,327
Umicore SA	495	19,771

TOTAL BELGIUM		408,981

Bermuda - 0.5%
Beijing Enterprises Water Group Ltd.	10,000	5,095
Brilliance China Automotive Holdings Ltd.	6,000	4,467
Cheung Kong Infrastructure Holdings Ltd.	2,000	15,146
China Gas Holdings Ltd.	6,200	22,091
China Resource Gas Group Ltd.	2,000	7,918
Credicorp Ltd. (United States)	200	44,334
Dairy Farm International Holdings Ltd.	900	8,145
GasLog Ltd.	64	1,053
Golar LNG Ltd.	216	4,700
Haier Electronics Group Co. Ltd.	3,000	7,379
Hiscox Ltd.	781	16,136
Hongkong Land Holdings Ltd.	3,204	20,185
Jardine Matheson Holdings Ltd.	698	48,567
Jardine Strategic Holdings Ltd.	500	18,355
Kerry Properties Ltd.	2,000	6,832
Kingston Financial Group Ltd.	4,000	950
Kunlun Energy Co. Ltd.	10,000	10,600
Landing International Development Ltd. (a)	2,400	754
Li & Fung Ltd.	8,000	1,257
Nine Dragons Paper (Holdings) Ltd.	3,000	2,778
NWS Holdings Ltd.	5,000	10,255
Shangri-La Asia Ltd.	2,000	2,963
Vtech Holdings Ltd.	800	6,620
Yue Yuen Industrial (Holdings) Ltd.	2,000	6,398

TOTAL BERMUDA		272,978

Brazil - 0.9%
Ambev SA	12,200	48,413
Banco Bradesco SA	600	5,240
Banco do Brasil SA	3,100	37,185
BB Seguridade Participacoes SA	3,800	27,051
BM&F BOVESPA SA	4,900	33,895
BR Malls Participacoes SA	2,200	7,419
Brasil Foods SA (a)	1,800	10,185
CCR SA	2,500	7,224
Centrais Eletricas Brasileiras SA (Electrobras) (a)	400	2,501
Cielo SA	3,200	7,340
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	600	4,876
Companhia Siderurgica Nacional SA (CSN)	1,000	2,281
Cosan SA Industria e Comercio	200	1,727
CVC Brasil Operadora e Agencia de Viagens SA	400	6,314
Drogasil SA	500	7,373
Embraer SA	1,900	10,628
ENGIE Brasil Energia SA	550	4,686
Equatorial Energia SA	600	11,543
Estacio Participacoes SA	500	3,065
Fibria Celulose SA	600	10,465
Hypermarcas SA	600	4,675
IRB Brasil Resseguros SA	400	8,614
JBS SA	2,300	6,878
Klabin SA unit	2,000	8,195
Kroton Educacional SA	4,100	9,383
Localiza Rent A Car SA	2,100	16,119
Lojas Renner SA	2,800	30,631
M. Dias Branco SA	400	4,417
Multiplan Empreendimentos Imobiliarios SA	1,100	6,900
Natura Cosmeticos SA	500	5,805
Petrobras Distribuidora SA	900	5,968
Petroleo Brasileiro SA - Petrobras (ON)	8,000	52,429
Qualicorp SA	300	998
Rumo SA (a)	3,000	13,159
Sul America SA unit	800	5,903
Suzano Papel e Celulose SA	1,100	10,808
Terna Participacoes SA unit	300	1,827
TIM Participacoes SA	2,200	6,726
Ultrapar Participacoes SA	1,300	17,844
Vale SA	3,400	44,740
Weg SA	2,650	11,993

TOTAL BRAZIL		523,423

British Virgin Islands - 0.0%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	292	6,850
Canada - 6.3%
Agnico Eagle Mines Ltd. (Canada)	637	25,710
Air Canada (a)	791	15,041
Algonquin Power & Utilities Corp.	1,176	11,827
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,171	58,250
AltaGas Ltd.	543	5,529
ARC Resources Ltd.	1,186	7,037
ATCO Ltd. Class I (non-vtg.)	306	8,654
B2Gold Corp. (a)	2,998	8,762
Bank of Montreal	1,811	118,315
Bank of Nova Scotia	3,330	165,988
Barrick Gold Corp.	3,180	42,930
Bausch Health Cos., Inc. (Canada) (a)	1,014	18,754
BCE, Inc.	2,430	95,993
BlackBerry Ltd. (a)	1,473	10,477
Bombardier, Inc. Class B (sub. vtg.) (a)	5,202	7,735
Brookfield Asset Management, Inc. Class A	2,436	93,357
CAE, Inc.	764	14,041
Cameco Corp.	1,118	12,677
Canadian Imperial Bank of Commerce	1,125	83,790
Canadian National Railway Co.	2,149	159,160
Canadian Natural Resources Ltd.	2,991	72,168
Canadian Pacific Railway Ltd.	416	73,815
Canadian Tire Ltd. Class A (non-vtg.)	181	18,925
Canadian Utilities Ltd. Class A (non-vtg.)	346	7,938
Canadian Western Bank, Edmonton	401	7,649
CCL Industries, Inc. Class B	449	16,464
Cenovus Energy, Inc. (Canada)	2,202	15,484
CGI Group, Inc. Class A (sub. vtg.) (a)	724	44,282
CI Financial Corp.	826	10,455
Constellation Software, Inc.	58	37,126
Crescent Point Energy Corp.	946	2,869
Dollarama, Inc.	923	21,953
Element Financial Corp.	1,146	5,801
Emera, Inc.	579	18,538
Empire Co. Ltd. Class A (non-vtg.)	386	8,151
Enbridge, Inc.	2,647	82,229
Encana Corp.	2,693	15,544
Enerplus Corp.	398	3,096
Fairfax Financial Holdings Ltd. (sub. vtg.)	63	27,733
Finning International, Inc.	586	10,216
First Capital Realty, Inc.	526	7,263
First Quantum Minerals Ltd.	1,693	13,691
Fortis, Inc.	1,157	38,569
Franco-Nevada Corp.	514	36,043
George Weston Ltd.	177	11,675
Gildan Activewear, Inc.	618	18,759
Goldcorp, Inc.	2,522	24,699
Great-West Lifeco, Inc.	737	15,213
H&R (REIT) unit	619	9,363
Husky Energy, Inc.	992	10,253
Hydro One Ltd. (b)	783	11,614
IAMGOLD Corp. (a)	768	2,818
IGM Financial, Inc.	205	4,660
Imperial Oil Ltd.	718	18,192
Industrial Alliance Insurance and Financial Services, Inc.	323	10,308
Intact Financial Corp.	358	26,011
Inter Pipeline Ltd.	1,234	17,481
Keyera Corp.	403	7,619
Kinross Gold Corp. (a)	4,078	13,143
Kirkland Lake Gold Ltd.	591	15,411
Linamar Corp.	170	5,641
Loblaw Companies Ltd.	573	25,649
Lundin Mining Corp.	1,980	8,180
Magna International, Inc. Class A (sub. vtg.)	981	44,530
Manulife Financial Corp.	5,619	79,725
Maxar Technologies Ltd.	63	753
Methanex Corp.	269	12,938
Metro, Inc. Class A (sub. vtg.)	638	22,123
National Bank of Canada	932	38,264
Nfi Group, Inc.	206	5,136
Nutrien Ltd.	1,834	86,138
Onex Corp. (sub. vtg.)	190	10,348
Open Text Corp.	760	24,773
Pan American Silver Corp.	498	7,271
Parex Resources, Inc. (a)	237	2,838
Parkland Fuel Corp.	445	11,519
Pembina Pipeline Corp.	1,085	32,196
Power Corp. of Canada (sub. vtg.)	1,022	18,363
Power Financial Corp.	761	14,398
PrairieSky Royalty Ltd.	728	9,423
Quebecor, Inc. Class B (sub. vtg.)	536	11,284
Restaurant Brands International, Inc.	689	35,994
RioCan (REIT)	814	14,191
Ritchie Brothers Auctioneers, Inc.	377	12,333
Rogers Communications, Inc. Class B (non-vtg.)	1,004	51,450
Royal Bank of Canada	4,090	279,937
Saputo, Inc.	589	16,908
Seven Generations Energy Ltd. (a)	815	6,650
Shaw Communications, Inc. Class B	1,156	20,924
Shopify, Inc. Class A (a)	161	22,264
SNC-Lavalin Group, Inc.	432	14,531
Stantec, Inc.	368	8,062
Sun Life Financial, Inc.	1,769	58,686
Suncor Energy, Inc.	4,723	131,913
Teck Resources Ltd. Class B (sub. vtg.)	1,290	27,771
TELUS Corp.	1,671	55,386
The Stars Group, Inc. (a)	419	6,918
The Toronto-Dominion Bank	5,110	254,003
Thomson Reuters Corp.	742	35,834
Toromont Industries Ltd.	250	9,936
Tourmaline Oil Corp.	814	10,124
TransCanada Corp.	2,442	87,202
Turquoise Hill Resources Ltd. (a)	2,588	4,265
Vermilion Energy, Inc.	216	4,550
Waste Connection, Inc. (Canada)	742	55,074
West Fraser Timber Co. Ltd.	200	9,880
Wheaton Precious Metals Corp.	1,304	25,455
Whitecap Resources, Inc.	551	1,756
WSP Global, Inc.	216	9,283
Yamana Gold, Inc.	2,425	5,702

TOTAL CANADA		3,525,720

Cayman Islands - 3.7%
3SBio, Inc. (b)	2,000	2,564
58.com, Inc. ADR (a)	249	13,498
AAC Technology Holdings, Inc.	2,000	11,541
Agile Property Holdings Ltd.	6,000	7,057
Airtac International Group	1,000	9,819
Alibaba Group Holding Ltd. sponsored ADR (a)	3,064	419,982
Anta Sports Products Ltd.	3,000	14,386
ASM Pacific Technology Ltd.	600	5,781
Autohome, Inc. ADR Class A	160	12,517
Baidu.com, Inc. sponsored ADR (a)	766	121,488
BeiGene Ltd. ADR (a)	111	15,569
Chailease Holding Co. Ltd.	4,020	12,728
Cheung Kong Property Holdings Ltd.	7,500	54,882
China Conch Venture Holdings Ltd.	5,000	14,878
China Literature Ltd. (a)(b)	600	2,781
China Medical System Holdings Ltd.	3,000	2,789
China Mengniu Dairy Co. Ltd.	7,000	21,812
China Resources Land Ltd.	8,000	30,752
China State Construction International Holdings Ltd.	6,000	4,766
CIFI Holdings Group Co. Ltd.	8,000	4,250
CK Hutchison Holdings Ltd.	7,500	72,026
Country Garden Holdings Co. Ltd.	21,000	25,558
Country Garden Services Holdings Co. Ltd. (a)	1,574	2,501
Ctrip.com International Ltd. ADR (a)	1,099	29,739
ENN Energy Holdings Ltd.	2,000	17,738
Evergrande Real Estate Group Ltd.	10,000	29,947
Fullshare Holdings Ltd.	22,500	5,172
GCL-Poly Energy Holdings Ltd. (a)	13,000	789
Geely Automobile Holdings Ltd.	14,000	24,673
General Interface Solution Holding Ltd.	1,000	2,941
Haitian International Holdings Ltd.	1,000	1,928
Hengan International Group Co. Ltd.	2,000	14,558
Himax Technologies, Inc. sponsored ADR	516	1,770
Huazhu Group Ltd. ADR	364	10,421
iQIYI, Inc. ADR (a)(c)	414	6,156
JD.com, Inc. sponsored ADR (a)	2,735	57,244
Kingboard Chemical Holdings Ltd.	1,000	2,669
Kingsoft Corp. Ltd.	1,000	1,441
KWG Property Holding Ltd.	2,000	1,770
Longfor Properties Co. Ltd.	3,000	8,965
Meitu, Inc. (a)(b)	3,000	839
Melco Crown Entertainment Ltd. sponsored ADR	584	10,290
MGM China Holdings Ltd.	1,200	2,014
Minth Group Ltd.	2,000	6,449
NetEase, Inc. ADR	212	49,898
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	357	19,567
PagSeguro Digital Ltd. (a)(c)	306	5,731
Ping An Healthcare and Technology Co. Ltd. (a)(b)	1,900	6,697
Sands China Ltd.	7,200	31,538
Semiconductor Manufacturing International Corp. (a)	12,000	10,462
Shenzhou International Group Holdings Ltd.	2,000	22,668
Shimao Property Holdings Ltd.	2,500	6,673
Silicon Motion Technology Corp. sponsored ADR (a)	51	1,760
SINA Corp. (a)	194	10,406
Sino Biopharmaceutical Ltd.	17,500	11,532
Sunac China Holdings Ltd.	5,000	16,282
Sunny Optical Technology Group Co. Ltd.	1,900	16,888
TAL Education Group ADR (a)	733	19,556
Tencent Holdings Ltd.	15,200	609,514
Tingyi (Cayman Islands) Holding Corp.	4,000	5,343
Vipshop Holdings Ltd. ADR (a)	1,221	6,667
Want Want China Holdings Ltd.	18,000	12,597
Weibo Corp. sponsored ADR (a)	153	8,940
WH Group Ltd. (b)	20,500	15,786
Wharf Real Estate Investment Co. Ltd.	3,000	17,949
Wynn Macau Ltd.	4,400	9,597
Xinyi Glass Holdings Ltd.	6,000	6,636
YY, Inc. ADR (a)	81	4,849
Zall Smart Commerce Ltd.	10,000	5,428
Zhen Ding Technology Holding Ltd.	1,000	2,620
ZTO Express (Cayman), Inc. sponsored ADR	742	11,746

TOTAL CAYMAN ISLANDS		2,068,768

Chile - 0.3%
Aguas Andinas SA	7,795	4,274
Banco de Chile	60,732	8,671
Banco de Credito e Inversiones	181	11,752
Banco Santander Chile	138,883	10,306
Cencosud SA	3,091	5,567
Colbun SA	26,156	5,276
Compania Cervecerias Unidas SA	613	7,950
Compania de Petroleos de Chile SA (COPEC)	1,360	16,316
CorpBanca SA	861,733	8,069
Empresa Nacional de Telecomunicaciones SA (ENTEL)	140	1,089
Empresas CMPC SA	3,220	10,220
Enel Chile SA	59,139	5,697
Enersis SA	89,025	15,650
LATAM Airlines Group SA	1,223	12,181
Parque Arauco SA	500	1,110
S.A.C.I. Falabella	2,773	20,276
Sociedad Matriz Banco de Chile Class B	9,256	4,215

TOTAL CHILE		148,619

China - 2.2%
Agricultural Bank of China Ltd. (H Shares)	74,000	32,414
Air China Ltd. (H Shares)	4,000	3,484
Aluminum Corp. of China Ltd. (H Shares) (a)	6,000	1,931
Anhui Conch Cement Co. Ltd. (H Shares)	3,500	16,985
Bank Communications Co. Ltd. (H Shares)	63,000	49,158
Bank of China Ltd. (H Shares)	211,000	90,963
Beijing Capital International Airport Co. Ltd. (H Shares)	2,000	2,122
BYD Co. Ltd. (H Shares)	2,000	12,758
CGN Power Co. Ltd. (H Shares) (b)	33,000	7,839
China Cinda Asset Management Co. Ltd. (H Shares)	38,000	9,220
China CITIC Bank Corp. Ltd. (H Shares)	36,000	21,884
China Communications Construction Co. Ltd. (H Shares)	13,000	12,285
China Construction Bank Corp. (H Shares)	261,000	213,721
China Galaxy Securities Co. Ltd. (H Shares)	14,500	6,555
China Huarong Asset Management Co. Ltd. (b)	38,000	6,940
China Life Insurance Co. Ltd. (H Shares)	20,000	42,295
China Longyuan Power Grid Corp. Ltd. (H Shares)	7,000	4,765
China Merchants Bank Co. Ltd. (H Shares)	10,500	38,484
China Minsheng Banking Corp. Ltd. (H Shares)	21,800	15,034
China Molybdenum Co. Ltd. (H Shares)	6,000	2,207
China National Building Materials Co. Ltd. (H Shares)	6,000	4,107
China Oilfield Services Ltd. (H Shares)	6,000	5,157
China Pacific Insurance (Group) Co. Ltd. (H Shares)	7,400	23,956
China Petroleum & Chemical Corp. (H Shares)	72,000	51,322
China Railway Construction Corp. Ltd. (H Shares)	7,000	9,708
China Railway Group Ltd. (H Shares)	12,000	10,927
China Shenhua Energy Co. Ltd. (H Shares)	9,000	19,723
China Southern Airlines Ltd. (H Shares)	4,000	2,477
China Telecom Corp. Ltd. (H Shares)	38,000	19,411
China Vanke Co. Ltd. (H Shares)	4,200	14,267
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	7,000	3,755
CITIC Securities Co. Ltd. (H Shares)	7,000	12,068
CRRC Corp. Ltd. (H Shares)	11,000	10,732
Dongfeng Motor Group Co. Ltd. (H Shares)	10,000	9,067
Fuyao Glass Industries Group Co. Ltd.	800	2,559
GF Securities Co. Ltd. (H Shares)	4,800	6,510
Great Wall Motor Co. Ltd. (H Shares)	11,500	6,594
Guangzhou Automobile Group Co. Ltd. (H Shares)	8,800	8,777
Guangzhou R&F Properties Co. Ltd. (H Shares)	1,600	2,419
Haitong Securities Co. Ltd. (H Shares)	6,800	6,513
Huaneng Power International, Inc. (H Shares)	14,000	8,904
Huatai Securities Co. Ltd. (H Shares) (b)	6,400	10,135
Industrial & Commercial Bank of China Ltd. (H Shares)	217,000	154,343
New China Life Insurance Co. Ltd. (H Shares)	2,700	10,723
People's Insurance Co. of China Group (H Shares)	20,000	8,045
PetroChina Co. Ltd. (H Shares)	56,000	34,748
PICC Property & Casualty Co. Ltd. (H Shares)	18,000	18,413
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	14,500	128,047
Postal Savings Bank of China Co. Ltd. (b)	6,000	3,165
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	500	1,469
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	10,000	4,380
Sinopharm Group Co. Ltd. (H Shares)	3,200	13,445
TravelSky Technology Ltd. (H Shares)	2,000	5,121
Weichai Power Co. Ltd. (H Shares)	3,000	3,429
Yanzhou Coal Mining Co. Ltd. (H Shares)	4,000	3,228
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	1,200	6,651
Zijin Mng Group Co. Ltd. (H Shares)	22,000	8,344
ZTE Corp. (H Shares)	1,200	2,268

TOTAL CHINA		1,245,951

Colombia - 0.0%
Almacenes Exito SA	669	2,554
Bancolombia SA	480	4,493
Grupo de Inversiones Suramerica SA	442	4,372
Interconexion Electrica SA ESP	514	2,213
Inversiones Argos SA	734	3,820

TOTAL COLOMBIA		17,452

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	353	8,408
Komercni Banka A/S	172	6,486
MONETA Money Bank A/S (b)	460	1,485

TOTAL CZECH REPUBLIC		16,379

Denmark - 1.2%
A.P. Moller - Maersk A/S:
Series A	8	9,453
Series B	18	22,643
Ambu A/S Series B	453	10,886
Carlsberg A/S Series B	302	32,098
Christian Hansen Holding A/S	253	22,386
Coloplast A/S Series B	300	27,852
Danske Bank A/S	2,085	41,242
DONG Energy A/S (b)	585	39,114
DSV de Sammensluttede Vognmaend A/S	505	33,261
Genmab A/S (a)	159	26,047
GN Store Nord A/S	401	14,972
H Lundbeck A/S	170	7,445
ISS Holdings A/S	516	14,415
Jyske Bank A/S (Reg.)	239	8,626
Novo Nordisk A/S Series B	5,211	239,326
Novozymes A/S Series B	698	31,159
Pandora A/S	346	14,086
Sydbank A/S	293	6,974
Tryg A/S	319	8,023
Vestas Wind Systems A/S	626	47,273
William Demant Holding A/S (a)	288	8,172

TOTAL DENMARK		665,453

Egypt - 0.0%
Commercial International Bank SAE	2,672	11,188
Global Telecom Holding (a)	4,761	976

TOTAL EGYPT		12,164

Finland - 0.9%
Amer Group PLC (A Shares)	289	12,705
Elisa Corp. (A Shares)	380	15,709
Fortum Corp.	1,196	26,173
Huhtamaki Oyj	290	8,994
KCI Konecranes Oyj	217	6,561
Kesko Oyj	166	8,958
Kone Oyj (B Shares)	1,066	50,858
Metso Corp.	463	12,148
Neste Oyj	342	26,395
Nokia Corp.	16,477	95,651
Nokian Tyres PLC	299	9,188
Nordea Bank ABP (a)	8,957	75,371
Orion Oyj (B Shares)	286	9,922
Outokumpu Oyj (A Shares)	495	1,812
Sampo Oyj (A Shares)	1,354	60,009
Stora Enso Oyj (R Shares)	1,530	17,738
TietoEnator Oyj	235	6,349
UPM-Kymmene Corp.	1,583	40,174
Valmet Corp.	335	6,890
Wartsila Corp.	1,345	21,413

TOTAL FINLAND		513,018

France - 5.9%
Accor SA	586	24,916
Aeroports de Paris	82	15,549
Air Liquide SA	1,191	147,893
Alstom SA	422	17,053
Arkema SA	205	17,607
Atos Origin SA	253	20,720
AXA SA	5,418	116,931
BNP Paribas SA	3,174	143,555
Bouygues SA	562	20,180
Bureau Veritas SA	646	13,171
Capgemini SA	437	43,460
Carrefour SA	1,644	28,085
Compagnie de St. Gobain	1,405	46,641
Credit Agricole SA	3,301	35,527
Danone SA	1,718	121,089
Dassault Systemes SA	365	43,367
Edenred SA	538	19,793
Eiffage SA	233	19,477
ENGIE	4,508	64,692
Essilor International SA	557	70,604
Faurecia SA	233	8,828
Gecina SA	112	14,501
Groupe Eurotunnel SA	1,545	20,764
Hermes International SCA	60	33,328
Iliad SA	77	10,821
Ingenico SA	182	10,330
Kering SA	208	98,091
Klepierre SA	617	19,059
L'Oreal SA	684	156,516
Legrand SA	754	42,590
LVMH Moet Hennessy - Louis Vuitton SA	761	222,803
Michelin CGDE Series B	490	48,229
Natixis SA	2,460	11,610
Orange SA	6,483	105,062
Orpea	154	15,742
Pernod Ricard SA	618	101,467
Peugeot Citroen SA	1,248	26,660
Publicis Groupe SA	562	32,066
Renault SA	513	32,063
Rubis	240	12,891
Safran SA	907	108,781
Sanofi SA	3,291	285,494
Schneider Electric SA	1,681	114,024
SCOR SE	452	20,320
Societe Generale Series A	2,200	69,750
Sodexo SA	254	26,046
SR Teleperformance SA	156	24,952
Suez Environnement SA	1,002	13,237
Thales SA	296	34,592
Total SA	7,052	371,959
Total SA rights (a)(d)	6,647	4,874
Valeo SA	633	18,462
Veolia Environnement SA	1,400	28,671
VINCI SA	1,432	117,756
Vivendi SA	2,564	62,144

TOTAL FRANCE		3,354,793

Germany - 5.0%
adidas AG	586	122,465
Allianz SE	1,270	255,213
Axel Springer Verlag AG	159	8,996
BASF AG	2,603	181,309
Bayer AG	2,363	164,344
Bayerische Motoren Werke AG (BMW)	903	73,147
Beiersdorf AG	267	27,887
Brenntag AG	432	18,660
Commerzbank AG (a)	2,857	18,930
Continental AG	289	40,239
Covestro AG (b)	230	11,379
Daimler AG (Germany)	2,821	148,389
Deutsche Bank AG	4,163	33,231
Deutsche Borse AG	549	65,636
Deutsche Lufthansa AG	599	13,520
Deutsche Post AG	2,794	76,302
Deutsche Telekom AG	8,936	151,883
Deutsche Wohnen AG (Bearer)	951	43,584
E.ON AG	5,667	55,941
Evonik Industries AG	454	11,340
Fraport AG Frankfurt Airport Services Worldwide	80	5,725
Freenet AG	279	5,417
Fresenius Medical Care AG & Co. KGaA	566	36,689
Fresenius SE & Co. KGaA	1,135	54,859
GEA Group AG	525	13,534
Hannover Reuck SE	171	23,060
HeidelbergCement Finance AG	327	20,044
Henkel AG & Co. KGaA	273	26,822
Hugo Boss AG	187	11,553
Infineon Technologies AG	3,113	62,327
innogy SE (b)	338	15,773
K&S AG	438	7,889
KION Group AG	190	9,650
Lanxess AG	219	10,087
LEG Immobilien AG	173	18,061
Merck KGaA	348	35,877
Morphosys AG (a)	98	9,988
MTU Aero Engines Holdings AG	141	25,590
Muenchener Rueckversicherungs AG	448	97,708
OSRAM Licht AG	254	11,036
ProSiebenSat.1 Media AG	669	11,904
Puma AG	17	8,317
Rheinmetall AG	145	12,819
RWE AG	1,322	28,726
SAP SE	2,757	273,631
Siemens AG	2,115	236,037
Symrise AG	339	25,052
Telefonica Deutschland Holding AG	2,405	9,418
Thyssenkrupp AG	1,133	19,446
TUI AG (GB)	1,264	18,133
Uniper SE	524	13,568
United Internet AG	317	13,874
Vonovia SE	1,319	59,830
Wirecard AG	327	49,755
Zalando SE (a)(b)	327	8,407

TOTAL GERMANY		2,813,001

Greece - 0.1%
Alpha Bank AE (a)	5,456	6,876
EFG Eurobank Ergasias SA (a)	3,142	1,944
Greek Organization of Football Prognostics SA	503	4,377
Hellenic Telecommunications Organization SA	594	6,479
Jumbo SA	378	5,509
Motor Oil (HELLAS) Corinth Refineries SA	160	3,850
Mytilineos Holdings SA	196	1,637
National Bank of Greece SA (a)	1,342	1,691
Piraeus Bank SA	593	571
Titan Cement Co. SA (Reg.)	77	1,710

TOTAL GREECE		34,644

Hong Kong - 2.6%
AIA Group Ltd.	33,800	280,570
Bank of East Asia Ltd.	3,870	12,306
Beijing Enterprises Holdings Ltd.	2,000	10,600
BOC Hong Kong (Holdings) Ltd.	10,000	37,162
China Everbright International Ltd.	8,222	7,371
China Jinmao Holdings Group Ltd.	16,000	7,192
China Merchants Holdings International Co. Ltd.	2,000	3,601
China Mobile Ltd.	15,500	149,987
China Overseas Land and Investment Ltd.	12,000	41,223
China Resources Beer Holdings Co. Ltd.	4,000	13,971
China Resources Pharmaceutical Group Ltd. (b)	4,500	5,873
China Resources Power Holdings Co. Ltd.	4,000	7,693
China Taiping Insurance Group Ltd.	4,000	10,983
China Unicom Ltd.	16,000	17,047
CITIC Pacific Ltd.	17,000	26,660
CLP Holdings Ltd.	5,500	62,161
CNOOC Ltd.	46,000	70,855
CSPC Pharmaceutical Group Ltd.	12,000	17,317
Far East Horizon Ltd.	7,000	7,062
Fosun International Ltd.	8,000	11,647
Galaxy Entertainment Group Ltd.	8,000	50,878
Guangdong Investment Ltd.	8,000	15,468
Hang Lung Group Ltd.	3,000	7,639
Hang Lung Properties Ltd.	6,000	11,432
Hang Seng Bank Ltd.	2,100	47,146
Henderson Land Development Co. Ltd.	4,100	20,420
Hong Kong & China Gas Co. Ltd.	24,500	50,618
Hong Kong Exchanges and Clearing Ltd.	3,107	89,911
Hysan Development Co. Ltd.	2,000	9,514
Lenovo Group Ltd.	22,000	14,862
Link (REIT)	6,500	65,826
MTR Corp. Ltd.	4,012	21,109
New World Development Co. Ltd.	16,000	21,169
PCCW Ltd.	16,000	9,215
Power Assets Holdings Ltd.	3,500	24,360
Sino Land Ltd.	10,194	17,471
Sino-Ocean Group Holding Ltd.	3,500	1,542
Sun Art Retail Group Ltd.	6,500	6,624
Sun Hung Kai Properties Ltd.	4,500	64,222
Swire Pacific Ltd. (A Shares)	1,500	15,842
Swire Properties Ltd.	3,400	11,940
Techtronic Industries Co. Ltd.	4,000	21,250
Vitasoy International Holdings Ltd.	2,000	7,624
Wharf Holdings Ltd.	9,000	23,447
Wheelock and Co. Ltd.	2,000	11,430

TOTAL HONG KONG		1,442,240

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	1,505	16,532
OTP Bank PLC	568	22,886
Richter Gedeon PLC	490	9,496

TOTAL HUNGARY		48,914

India - 2.9%
Adani Ports & Special Economic Zone Ltd. (a)	2,459	13,704
Asian Paints Ltd.	1,317	25,993
Aurobindo Pharma Ltd.	882	9,292
Axis Bank Ltd. (a)	4,573	40,747
Bajaj Auto Ltd.	370	14,467
Bajaj Finance Ltd.	589	22,395
Bajaj Finserv Ltd.	154	14,337
Bharat Petroleum Corp. Ltd.	2,257	11,768
Bharti Airtel Ltd.	3,151	14,154
Bharti Infratel Ltd.	2,106	7,840
Coal India Ltd.	3,461	11,977
Dr. Reddy's Laboratories Ltd.	326	12,255
Eicher Motors Ltd.	42	13,981
GAIL India Ltd. (a)	2,424	12,554
Grasim Industries Ltd. (a)	1,117	13,256
HCL Technologies Ltd.	1,486	20,598
HDFC Bank Ltd.	5,614	171,378
Hero Motocorp Ltd.	424	18,919
Hindalco Industries Ltd.	4,043	13,145
Hindustan Petroleum Corp. Ltd.	2,092	7,615
Hindustan Unilever Ltd.	1,989	52,024
Housing Development Finance Corp. Ltd.	4,416	124,942
ICICI Bank Ltd.	18,079	93,618
Indiabulls Housing Finance Ltd.	837	10,273
Indian Oil Corp. Ltd.	5,190	10,224
IndusInd Bank Ltd.	1,476	33,931
Infosys Ltd.	11,208	106,270
ITC Ltd.	23,626	95,648
JSW Steel Ltd.	2,458	10,838
Kotak Mahindra Bank Ltd.	2,966	53,569
Larsen & Toubro Ltd.	3,356	69,346
Lupin Ltd. (a)	768	9,320
Mahindra & Mahindra Ltd.	2,634	30,435
Maruti Suzuki India Ltd.	356	38,202
Motherson Sumi Systems Ltd.	3,476	8,337
NTPC Ltd.	6,844	14,663
Oil & Natural Gas Corp. Ltd.	6,940	14,953
Petronet LNG Ltd.	1,508	4,859
Piramal Enterprises Ltd.	207	7,087
Power Grid Corp. of India Ltd.	6,178	17,641
Reliance Industries Ltd.	9,254	149,145
State Bank of India (a)	8,444	35,915
Sun Pharmaceutical Industries Ltd.	2,983	18,459
Tata Consultancy Services Ltd.	2,961	80,571
Tata Motors Ltd. (a)	5,477	13,528
Tata Steel Ltd.	2,189	16,395
Titan Co. Ltd.	1,121	15,001
United Spirits Ltd. (a)	901	8,234
UPL Ltd. (a)	893	9,733
Vakrangee Ltd.	2,021	967
Vedanta Ltd. (a)	3,571	10,379
Yes Bank Ltd.	4,364	11,404
Zee Entertainment Enterprises Ltd.	1,726	11,821

TOTAL INDIA		1,658,107

Indonesia - 0.5%
Barito Pacific Tbk PT	8,800	1,463
PT Adaro Energy Tbk	25,200	2,129
PT Astra International Tbk	57,100	32,660
PT Bank Central Asia Tbk	35,400	64,006
PT Bank Danamon Indonesia Tbk Series A	4,600	2,431
PT Bank Jabar Banten Tbk	7,900	1,126
PT Bank Mandiri (Persero) Tbk	52,100	26,726
PT Bank Negara Indonesia (Persero) Tbk	17,400	10,648
PT Bank Rakyat Indonesia Tbk	142,400	36,244
PT Bank Tabungan Negara Tbk	6,500	1,148
PT Bumi Resources Tbk (a)	61,800	443
PT Bumi Serpong Damai Tbk (a)	9,400	820
PT Charoen Pokphand Indonesia Tbk	22,300	11,204
PT Ciputra Development Tbk	49,500	3,477
PT Gudang Garam Tbk	1,800	10,468
PT Indah Kiat Pulp & Paper Tbk	5,400	4,337
PT Indo Tambangraya Megah Tbk	600	845
PT Indocement Tunggal Prakarsa Tbk	2,800	3,592
PT Indofood CBP Sukses Makmur Tbk	6,000	4,360
PT Indofood Sukses Makmur Tbk	16,700	8,652
PT Kalbe Farma Tbk	69,700	7,367
PT Matahari Department Store Tbk	4,900	1,908
PT Perusahaan Gas Negara Tbk Series B	21,600	3,184
PT Semen Gresik (Persero) Tbk	9,200	7,357
PT Surya Citra Media Tbk	7,900	1,027
PT Telekomunikasi Indonesia Tbk Series B	132,600	34,666
PT United Tractors Tbk	4,600	8,749
PT Waskita Karya Persero Tbk	7,700	900
PT XL Axiata Tbk (a)	5,800	799

TOTAL INDONESIA		292,736

Ireland - 0.5%
Bank Ireland Group PLC	2,568	14,300
CRH PLC	2,417	64,019
DCC PLC (United Kingdom)	256	19,529
Glanbia PLC	499	9,376
Grafton Group PLC unit	817	6,696
Greencore Group PLC	1,141	2,592
ICON PLC (a)	146	18,865
James Hardie Industries PLC CDI	1,249	13,302
Kerry Group PLC Class A	434	43,013
Kingspan Group PLC (Ireland)	377	16,146
Paddy Power Betfair PLC (Ireland)	227	18,635
Ryanair Holdings PLC sponsored ADR (a)	633	45,158
Smurfit Kappa Group PLC	613	16,337
United Drug PLC (United Kingdom)	680	5,174

TOTAL IRELAND		293,142

Isle of Man - 0.0%
Genting Singapore Ltd.	17,900	12,805
NEPI Rockcastle PLC	1,467	11,491

TOTAL ISLE OF MAN		24,296

Israel - 0.4%
Alony Hetz Properties & Investments Ltd.	543	5,067
Azrieli Group	107	5,108
Bank Hapoalim BM (Reg.)	2,914	18,431
Bank Leumi le-Israel BM	3,944	23,838
Bezeq The Israel Telecommunication Corp. Ltd.	6,279	6,129
Check Point Software Technologies Ltd. (a)	335	34,388
CyberArk Software Ltd. (a)	89	6,598
Elbit Systems Ltd. (Israel)	47	5,390
First International Bank of Israel	128	2,691
Israel Chemicals Ltd.	1,852	10,500
Israel Discount Bank Ltd. (Class A)	2,556	7,902
Mellanox Technologies Ltd. (a)	118	10,901
Mizrahi Tefahot Bank Ltd.	369	6,231
NICE Systems Ltd. (a)	164	17,640
Orbotech Ltd. (a)	130	7,350
Paz Oil Co. Ltd.	38	5,733
Taro Pharmaceutical Industries Ltd.	13	1,100
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,436	37,563
Tower Semiconductor Ltd. (a)	236	3,534
Wix.com Ltd. (a)	93	8,402

TOTAL ISRAEL		224,496

Italy - 1.3%
A2A SpA	3,561	6,416
Assicurazioni Generali SpA	3,537	59,167
Atlantia SpA	1,327	27,474
Azimut Holding SpA	363	3,965
Banca Generali SpA	55	1,142
Banca Mediolanum S.p.A.	1,076	6,275
Banca Popolare dell'Emilia Romagna	1,321	5,092
Banco BPM SpA (a)	4,758	10,729
Brembo SpA	207	2,110
Cerved Information Solutions SpA	581	4,763
Davide Campari-Milano SpA	1,591	13,462
DiaSorin S.p.A.	79	6,399
Enel SpA	21,179	122,780
Eni SpA	7,486	118,258
FinecoBank SpA	1,313	13,205
Hera SpA	2,417	7,372
Interpump Group SpA	217	6,464
Intesa Sanpaolo SpA	42,991	95,725
Italgas SpA	1,783	10,206
Leonardo SpA	1,209	10,636
Mediobanca SpA	1,893	15,998
Moncler SpA	361	11,966
Pirelli & C. S.p.A. (a)(b)	805	5,174
Poste Italiane SpA (b)	991	7,930
Prysmian SpA	677	13,086
Recordati SpA	305	10,585
Saipem SpA (a)	1,685	6,303
Snam Rete Gas SpA	6,353	27,798
Telecom Italia SpA (a)	25,087	13,888
Terna SpA	3,857	21,888
UniCredit SpA	5,706	64,684
Unione di Banche Italiane SCpA	3,372	9,786
Unipol Gruppo SpA	1,739	7,009
Unipolsai SpA	2,027	4,590

TOTAL ITALY		752,325

Japan - 18.6%
77 Bank Ltd.	100	1,728
ABC-MART, Inc.	100	5,538
ACOM Co. Ltd.	500	1,627
Activia Properties, Inc.	2	8,126
Adeka Corp.	100	1,446
Advance Residence Investment Corp.	3	8,282
Advantest Corp.	600	12,276
Aeon (REIT) Investment Corp.	2	2,302
AEON Co. Ltd.	2,300	44,956
AEON Financial Service Co. Ltd.	500	8,870
AEON MALL Co. Ltd.	400	6,373
Agc, Inc.	700	21,758
Aica Kogyo Co. Ltd.	200	6,688
Ain Holdings, Inc.	100	7,170
Air Water, Inc.	300	4,521
Aisin Seiki Co. Ltd.	500	17,188
Ajinomoto Co., Inc.	1,500	26,654
Alfresa Holdings Corp.	700	17,843
All Nippon Airways Ltd.	1,000	35,899
Alps Electric Co. Ltd.	600	11,634
Amada Holdings Co. Ltd.	1,000	8,977
Amano Corp.	100	1,929
Anritsu Corp.	500	6,924
Aoyama Trading Co. Ltd.	200	4,797
Aozora Bank Ltd.	300	8,941
Ariake Japan Co. Ltd.	100	6,487
Asahi Group Holdings	1,300	50,380
ASAHI INTECC Co. Ltd.	300	12,692
Asahi Kasei Corp.	3,600	36,948
Asics Corp.	600	7,620
Astellas Pharma, Inc.	6,200	79,215
Azbil Corp.	400	7,906
Bandai Namco Holdings, Inc.	600	26,940
Bank of Kyoto Ltd.	200	8,219
Benesse Holdings, Inc.	200	5,088
Bic Camera, Inc.	500	6,340
Bridgestone Corp.	1,900	72,895
Brother Industries Ltd.	600	8,881
Calbee, Inc.	300	9,370
Canon, Inc.	3,100	85,299
Casio Computer Co. Ltd.	500	5,928
Central Japan Railway Co.	600	126,592
Chiba Bank Ltd.	2,400	13,369
Chiyoda Corp.	300	843
Chubu Electric Power Co., Inc.	2,100	29,840
Chugai Pharmaceutical Co. Ltd.	600	34,800
Chugoku Electric Power Co., Inc.	1,000	12,996
Citizen Watch Co. Ltd.	1,900	9,357
CKD Corp.	100	846
Coca-Cola West Co. Ltd.	200	5,964
COMSYS Holdings Corp.	400	9,762
Concordia Financial Group Ltd.	3,600	13,756
Cosmo Energy Holdings Co. Ltd.	200	4,060
Credit Saison Co. Ltd.	500	5,858
CyberAgent, Inc.	300	11,597
Dai Nippon Printing Co. Ltd.	800	16,699
Dai-ichi Mutual Life Insurance Co.	3,400	52,801
Daicel Chemical Industries Ltd.	1,100	11,292
Daido Steel Co. Ltd.	100	3,924
Daifuku Co. Ltd.	300	13,602
Daiichi Sankyo Kabushiki Kaisha	1,800	57,574
Daiichikosho Co. Ltd.	100	4,753
Daikin Industries Ltd.	800	85,004
Dainippon Sumitomo Pharma Co. Ltd.	500	15,945
Daishi Hokuetsu Financial Group, Inc.	100	2,763
Daito Trust Construction Co. Ltd.	200	27,381
Daiwa House Industry Co. Ltd.	1,800	57,417
Daiwa House REIT Investment Corp.	4	8,960
Daiwa Office Investment Corp.	1	6,308
Daiwa Securities Group, Inc.	4,600	23,348
DeNA Co. Ltd.	200	3,336
Denki Kagaku Kogyo KK	200	5,629
DENSO Corp.	1,500	66,402
Dentsu, Inc.	700	31,263
Dic Corp.	200	6,119
Disco Corp.	100	11,627
Dmg Mori Co. Ltd.	500	5,616
Don Quijote Holdings Co. Ltd.	400	24,731
Dowa Holdings Co. Ltd.	100	2,993
East Japan Railway Co.	1,100	97,141
Ebara Corp.	200	4,480
Eisai Co. Ltd.	800	61,936
Electric Power Development Co. Ltd.	500	11,865
Ezaki Glico Co. Ltd.	200	10,154
FamilyMart Co. Ltd.	300	37,756
Fanuc Corp.	600	91,056
Fast Retailing Co. Ltd.	200	102,148
Frontier Real Estate Investment Corp.	1	3,970
Fuji Corp.	100	1,170
Fuji Electric Co. Ltd.	400	11,781
Fuji Oil Holdings, Inc.	200	6,385
Fuji Seal International, Inc.	100	3,525
Fujifilm Holdings Corp.	1,300	50,394
Fujikura Ltd.	1,000	3,964
Fujitsu Ltd.	600	37,402
Fukuoka Financial Group, Inc.	400	8,109
Fukuyama Transporting Co. Ltd.	100	3,853
Furukawa Electric Co. Ltd.	300	7,487
Fuyo General Lease Co. Ltd.	100	5,093
Glory Ltd.	100	2,249
GLP J-REIT	7	7,127
GS Yuasa Corp.	200	4,079
Gunma Bank Ltd.	1,500	6,241
H2O Retailing Corp.	200	2,838
Hakuhodo DY Holdings, Inc.	800	11,416
Hamamatsu Photonics K.K.	400	13,405
Hankyu Hanshin Holdings, Inc.	700	23,273
Hanwa Co. Ltd.	100	2,569
Harmonic Drive Systems, Inc.	100	2,727
Haseko Corp.	600	6,283
Hikari Tsushin, Inc.	100	15,631
Hino Motors Ltd.	700	6,592
Hirose Electric Co. Ltd.	100	9,783
Hiroshima Bank Ltd.	500	2,641
Hisamitsu Pharmaceutical Co., Inc.	300	16,561
Hitachi Chemical Co. Ltd.	200	3,009
Hitachi Construction Machinery Co. Ltd.	200	4,680
Hitachi High-Technologies Corp.	200	6,263
Hitachi Ltd.	2,800	74,229
Hitachi Metals Ltd.	600	6,240
Hokuhoku Financial Group, Inc.	200	2,243
Honda Motor Co. Ltd.	5,000	131,725
Horiba Ltd.	100	4,076
Hoshizaki Corp.	200	12,136
House Foods Group, Inc.	200	6,850
Hoya Corp.	1,100	66,330
Hulic Co. Ltd.	1,700	15,192
Ibiden Co. Ltd.	400	5,621
Idemitsu Kosan Co. Ltd.	300	9,758
IHI Corp.	400	11,017
Iida Group Holdings Co. Ltd.	500	8,661
Industrial & Infrastructure Fund Investment Corp.	2	2,076
INPEX Corp.	3,200	28,355
Invincible Investment Corp.	15	6,187
Isetan Mitsukoshi Holdings Ltd.	1,000	11,049
Isuzu Motors Ltd.	1,600	22,443
IT Holdings Corp.	200	7,875
ITO EN Ltd.	200	8,947
Itochu Corp.	4,400	74,724
ITOCHU Techno-Solutions Corp.	300	5,809
Itoham Yonekyu Holdings, Inc.	200	1,210
Iyo Bank Ltd.	1,100	5,790
Izumi Co. Ltd.	100	4,652
J. Front Retailing Co. Ltd.	500	5,723
JAFCO Co. Ltd.	100	3,168
Japan Airlines Co. Ltd.	1,100	38,985
Japan Airport Terminal Co. Ltd.	200	6,914
Japan Excellent, Inc.	2	2,703
Japan Exchange Group, Inc.	1,400	22,582
Japan Hotel REIT Investment Corp.	9	6,424
Japan Logistics Fund, Inc.	3	6,095
Japan Prime Realty Investment Corp.	2	7,595
Japan Real Estate Investment Corp.	4	22,459
Japan Retail Fund Investment Corp.	9	17,960
Japan Steel Works Ltd.	100	1,601
Japan Tobacco, Inc.	3,000	71,283
JFE Holdings, Inc.	1,500	23,893
JGC Corp.	700	9,852
Joyful Honda Co. Ltd.	300	3,755
JSR Corp.	400	6,004
JTEKT Corp.	600	6,636
JX Holdings, Inc.	6,700	34,797
K's Holdings Corp.	500	4,922
Kagome Co. Ltd.	300	7,863
Kajima Corp.	1,500	20,150
Kakaku.com, Inc.	300	5,307
Kaken Pharmaceutical Co. Ltd.	100	4,440
Kamigumi Co. Ltd.	300	6,138
Kaneka Corp.	200	7,162
Kansai Electric Power Co., Inc.	2,200	32,993
Kansai Paint Co. Ltd.	900	17,287
Kao Corp.	1,400	103,625
Kawasaki Heavy Industries Ltd.	400	8,536
Kawasaki Kisen Kaisha Ltd. (a)	400	4,906
KDDI Corp.	5,000	119,475
Keihan Electric Railway Co., Ltd.	300	12,224
Keihin Electric Express Railway Co. Ltd.	900	14,707
Keio Corp.	300	17,458
Keisei Electric Railway Co.	500	15,666
Kenedix Office Investment Corp.	1	6,383
Kewpie Corp.	300	6,680
Keyence Corp.	300	151,634
Kikkoman Corp.	500	26,757
Kinden Corp.	400	6,477
Kintetsu Group Holdings Co. Ltd.	500	21,727
Kirin Holdings Co. Ltd.	2,500	52,129
Kobayashi Pharmaceutical Co. Ltd.	200	13,563
Kobe Steel Ltd.	800	5,545
Koito Manufacturing Co. Ltd.	400	20,637
Kokuyo Co. Ltd.	200	2,921
Komatsu Ltd.	2,800	60,172
Konami Holdings Corp.	300	13,183
Konica Minolta, Inc.	1,600	14,402
Kose Corp.	100	15,708
Kubota Corp.	3,400	48,327
Kuraray Co. Ltd.	1,100	15,471
Kurita Water Industries Ltd.	200	4,842
Kyocera Corp.	1,000	49,985
Kyowa Exeo Corp.	200	4,683
Kyowa Hakko Kirin Co., Ltd.	800	15,117
Kyudenko Corp.	100	3,790
Kyushu Electric Power Co., Inc.	1,300	15,480
Kyushu Financial Group, Inc.	1,500	5,661
Kyushu Railway Co.	400	13,533
Lawson, Inc.	100	6,325
Leopalace21 Corp.	400	1,586
LINE Corp. (a)	100	3,415
Lion Corp.	800	16,534
LIXIL Group Corp.	900	11,157
M3, Inc.	1,100	14,818
Mabuchi Motor Co. Ltd.	100	3,063
Maeda Corp.	600	5,603
Makita Corp.	800	28,413
Marubeni Corp.	4,700	32,978
Marui Group Co. Ltd.	700	13,566
Maruichi Steel Tube Ltd.	200	6,274
Matsumotokiyoshi Holdings Co. Ltd.	200	6,149
Mazda Motor Corp.	1,800	18,505
McDonald's Holdings Co. (Japan) Ltd.	200	8,496
Mebuki Financial Group, Inc.	3,700	9,785
Medipal Holdings Corp.	500	10,697
Meiji Holdings Co. Ltd.	400	32,599
Minebea Mitsumi, Inc.	1,300	18,746
Miraca Holdings, Inc.	100	2,257
Misumi Group, Inc.	700	14,747
Mitsubishi Chemical Holdings Corp.	4,100	30,975
Mitsubishi Corp.	4,400	120,633
Mitsubishi Electric Corp.	6,200	68,371
Mitsubishi Estate Co. Ltd.	3,900	61,361
Mitsubishi Gas Chemical Co., Inc.	700	10,486
Mitsubishi Heavy Industries Ltd.	900	32,294
Mitsubishi Logistics Corp.	300	6,817
Mitsubishi Materials Corp.	500	13,175
Mitsubishi Motors Corp. of Japan	2,200	11,981
Mitsubishi Tanabe Pharma Corp.	800	11,548
Mitsubishi UFJ Financial Group, Inc.	39,700	194,834
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,500	7,190
Mitsui & Co. Ltd.	5,000	76,817
Mitsui Chemicals, Inc.	600	13,546
Mitsui Fudosan Co. Ltd.	2,800	62,193
Mitsui Mining & Smelting Co. Ltd.	100	2,065
Mitsui OSK Lines Ltd.	400	8,656
Miura Co. Ltd.	400	9,086
mixi, Inc.	100	2,099
Mizuho Financial Group, Inc.	69,400	107,378
MonotaRO Co. Ltd.	400	9,861
Mori Hills REIT Investment Corp.	2	2,518
Morinaga & Co. Ltd.	100	4,291
Morinaga Milk Industry Co. Ltd.	100	2,795
MS&AD Insurance Group Holdings, Inc.	1,400	39,795
Murata Manufacturing Co. Ltd.	600	80,850
Nabtesco Corp.	400	8,660
Nachi-Fujikoshi Corp.	100	3,465
Nagase & Co. Ltd.	700	9,640
Nagoya Railroad Co. Ltd.	400	10,535
Nankai Electric Railway Co. Ltd.	300	7,948
NEC Corp.	700	20,814
New Hampshire Foods Ltd.	300	11,278
Nexon Co. Ltd. (a)	900	11,619
NGK Insulators Ltd.	600	8,132
NGK Spark Plug Co. Ltd.	600	11,877
NHK Spring Co. Ltd.	600	5,242
Nichias Corp.	500	8,527
Nichirei Corp.	400	10,948
Nidec Corp.	800	90,518
Nifco, Inc.	300	7,098
Nihon Kohden Corp.	200	6,521
Nihon M&A Center, Inc.	300	6,038
Nihon Parkerizing Co. Ltd.	500	5,775
Nihon Unisys Ltd.	300	6,687
Nikkon Holdings Co. Ltd.	100	2,387
Nikon Corp.	1,200	17,874
Nintendo Co. Ltd.	300	79,662
Nippon Accommodations Fund, Inc.	1	4,830
Nippon Building Fund, Inc.	4	25,187
Nippon Electric Glass Co. Ltd.	200	4,900
Nippon Express Co. Ltd.	300	16,666
Nippon Gas Co. Ltd.	100	3,624
Nippon Kayaku Co. Ltd.	600	7,619
Nippon Light Metal Holding Co. Ltd.	1,900	3,855
Nippon Paint Holdings Co. Ltd.	500	17,036
Nippon Paper Industries Co. Ltd.	200	3,569
Nippon Prologis REIT, Inc.	5	10,552
Nippon Shinyaku Co. Ltd.	200	12,676
Nippon Shokubai Co. Ltd.	100	6,375
Nippon Steel & Sumitomo Metal Corp.	2,400	41,234
Nippon Suisan Kaisha Co. Ltd.	1,000	5,577
Nippon Telegraph & Telephone Corp.	3,800	155,037
Nippon Yusen KK	700	10,704
Nipro Corp.	500	6,117
Nishi-Nippon Financial Holdings, Inc.	600	5,201
Nishi-Nippon Railroad Co. Ltd.	300	7,555
Nissan Chemical Corp.	400	20,873
Nissan Motor Co. Ltd.	6,800	54,395
Nisshin Seifun Group, Inc.	700	14,418
Nisshinbo Holdings, Inc.	400	3,018
Nissin Food Holdings Co. Ltd.	300	18,797
Nitori Holdings Co. Ltd.	200	25,048
Nitto Denko Corp.	500	25,077
NKSJ Holdings, Inc.	1,100	37,367
NOF Corp.	200	6,809
NOK Corp.	300	4,180
Nomura Holdings, Inc.	9,600	36,380
Nomura Real Estate Holdings, Inc.	400	7,335
Nomura Real Estate Master Fund, Inc.	12	15,788
Nomura Research Institute Ltd.	400	14,833
NSK Ltd.	1,000	8,580
NTN Corp.	1,200	3,448
NTT Data Corp.	1,700	18,581
NTT DOCOMO, Inc.	3,600	80,889
Obayashi Corp.	2,000	18,110
OBIC Co. Ltd.	200	15,438
Odakyu Electric Railway Co. Ltd.	800	17,593
Oji Holdings Corp.	2,500	12,774
Okuma Corp.	100	4,760
Okumura Corp.	100	2,914
Olympus Corp.	1,000	30,585
OMRON Corp.	600	21,751
Ono Pharmaceutical Co. Ltd.	1,500	30,631
Open House Co. Ltd.	100	3,367
Oracle Corp. Japan	100	6,348
Oriental Land Co. Ltd.	700	70,399
ORIX Corp.	3,700	54,064
ORIX JREIT, Inc.	6	9,978
Osaka Gas Co. Ltd.	1,100	20,066
OSG Corp.	400	7,740
Otsuka Corp.	300	8,256
Otsuka Holdings Co. Ltd.	1,600	65,383
Panasonic Corp.	6,600	59,291
Park24 Co. Ltd.	300	6,606
Penta-Ocean Construction Co. Ltd.	1,000	5,525
PeptiDream, Inc. (a)	200	7,896
Pigeon Corp.	300	12,796
Pilot Corp.	100	4,837
Pola Orbis Holdings, Inc.	200	5,390
Rakuten, Inc.	2,300	15,430
Recruit Holdings Co. Ltd.	3,900	94,219
Relo Group, Inc.	400	9,342
Rengo Co. Ltd.	700	5,523
Resona Holdings, Inc.	5,700	27,340
Resorttrust, Inc.	100	1,466
Ricoh Co. Ltd.	2,000	19,544
Rinnai Corp.	100	6,585
ROHM Co. Ltd.	300	19,148
Rohto Pharmaceutical Co. Ltd.	300	8,189
Ryohin Keikaku Co. Ltd.	100	24,278
Sankyu, Inc.	200	9,031
Santen Pharmaceutical Co. Ltd.	1,200	17,314
Sanwa Holdings Corp.	900	10,219
Sapporo Breweries Ltd.	300	6,229
Sawai Pharmaceutical Co. Ltd.	100	4,764
SBI Holdings, Inc. Japan	500	9,751
Screen Holdings Co. Ltd.	100	4,192
SCSK Corp.	100	3,543
Secom Co. Ltd.	600	49,770
Sega Sammy Holdings, Inc.	600	8,364
Seibu Holdings, Inc.	800	13,915
Seiko Epson Corp.	900	12,570
Seino Holdings Co. Ltd.	400	5,237
Sekisui Chemical Co. Ltd.	1,300	19,325
Sekisui House Ltd.	1,900	27,902
Seria Co. Ltd.	100	3,401
Seven & i Holdings Co. Ltd.	2,200	95,601
Seven Bank Ltd.	2,300	6,566
SG Holdings Co. Ltd.	200	5,200
Sharp Corp.	300	3,004
Shikoku Electric Power Co., Inc.	700	8,449
Shima Seiki Manufacturing Ltd.	100	2,907
Shimadzu Corp.	700	13,804
Shimamura Co. Ltd.	100	7,658
SHIMANO, Inc.	200	28,193
SHIMIZU Corp.	2,100	17,083
Shin-Etsu Chemical Co. Ltd.	1,100	84,516
Shinsei Bank Ltd.	600	7,133
Shionogi & Co. Ltd.	900	51,368
Shiseido Co. Ltd.	1,100	68,891
Shizuoka Bank Ltd.	2,000	15,590
SHO-BOND Holdings Co. Ltd.	100	7,413
Shochiku Co. Ltd.	100	9,664
Showa Denko K.K.	400	11,878
Showa Shell Sekiyu K.K.	400	5,542
Skylark Co. Ltd.	400	6,315
SMC Corp.	200	60,215
SoftBank Corp.	2,600	170,298
Sohgo Security Services Co., Ltd.	200	9,345
Sojitz Corp.	3,700	12,812
Sony Corp.	3,500	168,734
Sony Financial Holdings, Inc.	500	9,318
Sosei Group Corp. (a)	100	724
Sotetsu Holdings, Inc.	200	5,947
Square Enix Holdings Co. Ltd.	200	5,445
Stanley Electric Co. Ltd.	500	13,987
Subaru Corp.	1,800	38,454
Sugi Holdings Co. Ltd.	100	3,952
Sumco Corp.	600	6,682
Sumitomo Chemical Co. Ltd.	5,300	25,666
Sumitomo Corp.	3,300	46,823
Sumitomo Electric Industries Ltd.	2,100	27,811
Sumitomo Forestry Co. Ltd.	300	3,928
Sumitomo Heavy Industries Ltd.	300	8,895
Sumitomo Metal Mining Co. Ltd.	800	21,424
Sumitomo Mitsui Financial Group, Inc.	4,000	131,860
Sumitomo Mitsui Trust Holdings, Inc.	1,100	40,059
Sumitomo Osaka Cement Co. Ltd.	100	4,104
Sumitomo Realty & Development Co. Ltd.	1,300	47,591
Sumitomo Rubber Industries Ltd.	500	5,886
Sundrug Co. Ltd.	200	5,956
Suntory Beverage & Food Ltd.	300	13,546
Suzuken Co. Ltd.	300	15,277
Suzuki Motor Corp.	1,300	65,535
Sysmex Corp.	500	23,746
T&D Holdings, Inc.	2,000	23,135
Tadano Ltd.	200	1,811
Taiheiyo Cement Corp.	300	9,233
Taisei Corp.	600	25,697
Taisho Pharmaceutical Holdings Co. Ltd.	200	20,074
Taiyo Nippon Sanso Corp.	600	9,754
Taiyo Yuden Co. Ltd.	400	5,934
Takara Holdings, Inc.	600	7,291
Takashimaya Co. Ltd.	500	6,384
Takeda Pharmaceutical Co. Ltd. (c)	2,100	71,178
TDK Corp.	400	28,002
TechnoPro Holdings, Inc.	100	4,108
Teijin Ltd.	700	11,172
Temp Holdings Co., Ltd.	300	4,450
Terumo Corp.	1,000	56,405
The Chugoku Bank Ltd.	500	4,191
The Hachijuni Bank Ltd.	1,900	7,760
The Suruga Bank Ltd.	400	1,474
THK Co. Ltd.	300	5,605
Toagosei Co. Ltd.	200	2,204
Tobu Railway Co. Ltd.	700	18,900
Toda Corp.	700	4,362
Toho Co. Ltd.	400	14,493
Toho Gas Co. Ltd.	300	12,619
Tohoku Electric Power Co., Inc.	1,300	17,116
Tokai Carbon Co. Ltd.	600	6,807
Tokai Tokyo Financial Holdings	300	1,281
Tokio Marine Holdings, Inc.	2,100	99,768
Tokuyama Corp.	100	2,195
Tokyo Century Corp.	100	4,404
Tokyo Electric Power Co., Inc. (a)	2,200	13,068
Tokyo Electron Ltd.	500	56,287
Tokyo Gas Co. Ltd.	1,100	27,821
Tokyo Ohka Kogyo Co. Ltd.	100	2,677
Tokyo Seimitsu Co. Ltd.	100	2,519
Tokyo Tatemono Co. Ltd.	600	6,220
Tokyu Corp.	1,600	26,146
Tokyu Fudosan Holdings Corp.	1,800	8,872
Topcon Corp.	500	6,638
Toppan Printing Co. Ltd.	1,000	14,699
Toray Industries, Inc.	4,400	31,109
Toshiba Corp.	1,200	33,884
Tosoh Corp.	1,100	14,268
Toto Ltd.	500	17,295
Toyo Seikan Group Holdings Ltd.	500	11,444
Toyo Suisan Kaisha Ltd.	300	10,447
Toyo Tire & Rubber Co. Ltd.	500	6,216
Toyobo Co. Ltd.	100	1,361
Toyoda Gosei Co. Ltd.	100	1,969
Toyota Boshoku Corp.	100	1,481
Toyota Industries Corp.	600	27,630
Toyota Motor Corp.	8,100	468,881
Toyota Tsusho Corp.	700	20,568
Trend Micro, Inc.	300	16,211
TS tech Co. Ltd.	100	2,755
Tsumura & Co.	300	8,344
Tsuruha Holdings, Inc.	100	8,563
Ube Industries Ltd.	200	4,045
Ulvac, Inc.	100	2,887
Unicharm Corp.	1,200	38,810
United Urban Investment Corp.	8	12,390
Ushio, Inc.	600	6,357
USS Co. Ltd.	400	6,711
Wacoal Holdings Corp.	100	2,588
Welcia Holdings Co. Ltd.	100	4,520
West Japan Railway Co.	500	35,326
Yahoo! Japan Corp.	3,100	7,712
Yakult Honsha Co. Ltd.	500	35,002
Yamada Denki Co. Ltd.	2,600	12,487
Yamaguchi Financial Group, Inc.	700	6,691
Yamaha Corp.	500	21,270
Yamaha Motor Co. Ltd.	900	17,571
Yamato Holdings Co. Ltd.	1,100	30,158
Yamazaki Baking Co. Ltd.	500	10,471
Yaskawa Electric Corp.	700	17,111
Yokogawa Electric Corp.	600	10,357
Yokohama Rubber Co. Ltd.	300	5,611
Zenkoku Hosho Co. Ltd.	100	3,136
Zeon Corp.	500	4,578
Zozo, Inc.	400	7,328

TOTAL JAPAN		10,454,992

Korea (South) - 3.6%
AMOREPACIFIC Corp.	97	18,245
AMOREPACIFIC Group, Inc.	111	7,245
BGF Retail Co. Ltd.	15	2,747
BS Financial Group, Inc.	1,265	8,325
Cafe24 Corp. (a)	17	1,676
Celltrion Healthcare Co. Ltd.	136	9,194
Celltrion Pharm, Inc.	25	1,425
Celltrion, Inc. (a)	284	56,732
CHA Biotech Co. Ltd. (a)	87	1,578
Cheil Industries, Inc.	273	25,858
Cheil Worldwide, Inc.	72	1,454
CJ CheilJedang Corp.	32	9,495
CJ Corp.	64	6,981
CJ O Shopping Co. Ltd.	8	1,450
Com2uS Corp.	16	1,853
Cosmax, Inc.	9	1,050
Coway Co. Ltd.	183	12,174
Daelim Industrial Co.	100	9,202
Daewoo Engineering & Construction Co. Ltd. (a)	183	886
Daewoong Pharmaceutical Co. Ltd.	7	1,185
Db Insurance Co. Ltd.	170	10,745
DGB Financial Group Co. Ltd.	153	1,141
Dong Suh Companies, Inc.	73	1,173
Doosan Co. Ltd.	13	1,301
Doosan Infracore Co. Ltd. (a)	133	906
DuzonBizon Co. Ltd.	22	1,025
E-Mart Co. Ltd.	66	10,814
Fila Korea Ltd.	146	7,013
G-treeBNT Co. Ltd. (a)	40	1,013
Genexine Co. Ltd. (a)	28	1,825
Green Cross Corp.	20	2,442
Green Cross Holdings Corp.	45	1,014
GS Engineering & Construction Corp.	194	7,620
GS Holdings Corp.	282	13,064
GS Retail Co. Ltd.	36	1,309
Hana Financial Group, Inc.	833	27,110
HanAll BioPharma Co. Ltd. (a)	51	1,658
Hanjin Kal Corp.	68	1,819
Hankook Tire Co. Ltd.	325	11,715
Hanmi Pharm Co. Ltd.	25	10,414
Hanmi Science Co. Ltd.	150	10,639
Hanon Systems	252	2,443
Hanssem Co. Ltd.	10	605
Hanwha Aerospace Co. Ltd. (a)	53	1,546
Hanwha Chemical Corp.	399	7,236
Hanwha Corp.	51	1,435
Hanwha Life Insurance Co. Ltd.	252	955
HDC Hyundai Development Co. (a)	61	2,640
HLB, Inc. (a)	64	4,591
Hotel Shilla Co.	115	7,898
HUGEL, Inc. (a)	4	1,370
Hyosung Advanced Materials Co. (a)	2	185
Hyosung Chemical Co. Ltd. (a)	1	127
Hyosung Corp.	6	269
Hyosung Heavy Industries Co. Ltd. (a)	4	149
Hyosung TNC Co. Ltd. (a)	2	332
Hyundai Construction Equipment Co. Ltd.	18	690
Hyundai Department Store Co. Ltd.	14	1,136
Hyundai Elevator Co. Ltd.	23	2,209
Hyundai Engineering & Construction Co. Ltd.	196	9,608
Hyundai Fire & Marine Insurance Co. Ltd.	212	7,813
Hyundai Glovis Co. Ltd.	75	8,686
Hyundai Heavy Industries Co. Ltd. (a)	146	16,844
Hyundai Industrial Development & Construction Co.	21	325
Hyundai Merchant Marine Co. Ltd. (a)	256	849
Hyundai Mipo Dockyard Co. Ltd. (a)	26	1,401
Hyundai Mobis	185	31,557
Hyundai Motor Co.	353	37,555
Hyundai Robotics Co. Ltd. (a)	36	11,183
Hyundai Steel Co.	298	12,106
Industrial Bank of Korea	592	7,468
ING Life Insurance Korea Ltd. (b)	57	1,433
JB Financial Group Co. Ltd.	1,229	6,289
Kakao Corp.	138	12,761
Kangwon Land, Inc.	252	7,240
KB Financial Group, Inc.	1,221	50,974
KCC Corp.	18	4,994
Kia Motors Corp.	822	24,870
Kiwoom Securities Co. Ltd.	11	772
Koh Young Technology, Inc.	14	1,037
Kolon Industries, Inc.	20	1,029
Komipharm International Co. Ltd. (a)	52	948
Korea Aerospace Industries Ltd. (a)	99	2,835
Korea Electric Power Corp.	955	28,380
Korea Express Co. Ltd. (a)	8	1,199
Korea Gas Corp. (a)	158	6,837
Korea Investment Holdings Co. Ltd.	175	9,348
Korea Petro Chemical Industries Co. Ltd.	28	3,859
Korea Zinc Co. Ltd.	43	16,697
Korean Air Lines Co. Ltd.	187	5,549
Korean Reinsurance Co.	126	980
KT&G Corp.	370	33,717
Kumho Petro Chemical Co. Ltd.	54	4,232
LG Chemical Ltd.	112	34,892
LG Corp.	407	25,542
LG Display Co. Ltd.	456	7,390
LG Electronics, Inc.	326	18,234
LG Household & Health Care Ltd.	24	23,723
LG Innotek Co. Ltd.	43	3,335
LG International Corp.	52	717
LG Telecom Ltd.	891	14,119
Lotte Chemical Corp.	45	11,191
Lotte Confectionery Co. Ltd. (a)	24	1,136
Lotte Fine Chemical Co. Ltd.	18	663
Lotte Shopping Co. Ltd.	38	7,199
LS Cable Ltd.	42	1,851
LS Industrial Systems Ltd.	19	836
Mando Corp.	70	1,819
Medipost Co. Ltd. (a)	15	986
Medy-Tox, Inc.	15	7,781
Meritz Fire & Marine Insurance Co. Ltd.	240	4,708
Meritz Securities Co. Ltd.	370	1,422
Mirae Asset Daewoo Co. Ltd.	942	5,523
NAVER Corp.	385	42,169
NCSOFT Corp.	54	22,616
Netmarble Corp. (b)	123	12,313
Nong Shim Co. Ltd.	17	3,884
Oci Co. Ltd.	67	6,436
Orion Corp./Republic of Korea	75	8,080
Ottogi Corp.	6	3,900
Paradise Co. Ltd.	228	3,859
Pearl Abyss Corp. (a)	10	1,867
POSCO	237	51,705
POSCO Chemtech Co. Ltd.	26	1,487
Posco Daewoo Corp.	67	1,095
S-Oil Corp.	111	9,736
S1 Corp.	68	6,136
Samsung Biologics Co. Ltd. (a)(b)	41	14,227
Samsung Card Co. Ltd.	38	1,179
Samsung Electro-Mechanics Co. Ltd.	173	16,075
Samsung Electronics Co. Ltd.	15,540	539,932
Samsung Engineering Co. Ltd. (a)	493	7,790
Samsung Fire & Marine Insurance Co. Ltd.	112	27,049
Samsung Heavy Industries Co. Ltd. (a)	1,087	7,231
Samsung Life Insurance Co. Ltd.	285	20,879
Samsung SDI Co. Ltd.	145	28,509
Samsung SDS Co. Ltd.	105	19,231
Samsung Securities Co. Ltd.	70	1,980
Shinhan Financial Group Co. Ltd.	1,276	45,365
Shinsegae Co. Ltd.	26	5,976
SillaJen, Inc. (a)	164	10,822
SK C&C Co. Ltd.	109	25,444
SK Energy Co. Ltd.	165	26,590
SK Hynix, Inc.	1,652	89,731
SK Materials Co., Ltd.	7	949
SK Telecom Co. Ltd.	139	33,632
SKC Co. Ltd.	29	932
Studio Dragon Corp. (a)	20	1,659
STX Pan Ocean Co. Ltd. (Korea) (a)	622	2,482
ViroMed Co. Ltd. (a)	56	12,770
WONIK IPS Co. Ltd.	43	776
Woori Bank	1,278	17,899
Woori Investment & Securities Co. Ltd.	144	1,687
Yuhan Corp.	30	5,508

TOTAL KOREA (SOUTH)		2,026,360

Luxembourg - 0.2%
Aperam	59	1,558
ArcelorMittal SA (Netherlands)	1,724	35,831
B&M European Value Retail S.A.	2,442	8,762
Eurofins Scientific SA	25	9,338
Millicom International Cellular SA (depository receipt)	226	14,318
PLAY Communications SA (b)	532	2,957
SES SA (France) (depositary receipt)	1,121	21,462
Spotify Technology SA (a)	150	17,025
Subsea 7 SA	478	4,659
Tenaris SA	1,286	13,822

TOTAL LUXEMBOURG		129,732

Malaysia - 0.6%
AirAsia Group BHD	3,400	2,444
AMMB Holdings Bhd	2,400	2,521
Astro Malaysia Holdings Bhd	3,000	944
Axiata Group Bhd	10,120	9,624
British American Tobacco (Malaysia) Bhd	200	1,746
Bumiputra-Commerce Holdings Bhd	14,048	19,411
Dialog Group Bhd	11,000	8,278
DiGi.com Bhd	5,600	6,098
Gamuda Bhd	2,600	1,472
Genting Bhd	4,100	6,052
Genting Malaysia Bhd	13,800	10,085
Hartalega Holdings Bhd	5,900	8,766
Hong Leong Bank Bhd	2,400	11,848
IHH Healthcare Bhd	5,500	7,174
IJM Corp. Bhd	4,400	1,725
IOI Corp. Bhd	12,000	12,922
IOI Properties Group Bhd	2,500	932
Kuala Lumpur Kepong Bhd	1,100	6,580
Lotte Chemical Titan Holding BHD (b)	2,800	3,130
Malayan Banking Bhd	11,904	27,366
Malaysia Airports Holdings Bhd	1,000	2,028
Maxis Bhd	2,000	2,589
MISC Bhd	4,200	6,809
My E.G.Services Bhd	3,800	897
Nestle (Malaysia) BHD	100	3,567
Petronas Chemicals Group Bhd	5,500	12,364
Petronas Dagangan Bhd	400	2,565
Petronas Gas Bhd	1,800	8,363
PPB Group Bhd	2,400	10,210
Press Metal Bhd	7,000	8,181
Public Bank Bhd	6,500	38,945
RHB Capital Bhd	1,400	1,792
Sime Darby Bhd	36,100	20,966
Sime Darby Plantation Bhd	10,800	12,440
Sime Darby Property Bhd	10,000	2,408
Telekom Malaysia Bhd	2,500	1,609
Tenaga Nasional Bhd	7,500	24,682
Top Glove Corp. Bhd	5,100	6,911
YTL Corp. Bhd	8,000	1,955

TOTAL MALAYSIA		318,399

Malta - 0.0%
Kindred Group PLC (depositary receipt)	682	6,279
Mauritius - 0.0%
Golden Agri-Resources Ltd.	10,600	1,905
Mexico - 0.6%
Alfa SA de CV Series A	11,000	13,087
America Movil S.A.B. de CV Series L	66,100	46,989
Banco Santander Mexico SA	6,400	7,946
CEMEX S.A.B. de CV unit (a)	39,200	18,930
Coca-Cola FEMSA S.A.B. de CV Series L	1,300	7,882
Embotelladoras Arca S.A.B. de CV	1,500	8,379
Fibra Uno Administracion SA de CV	8,400	9,335
Fomento Economico Mexicano S.A.B. de CV unit	6,200	53,233
Gruma S.A.B. de CV Series B	455	5,156
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	800	6,507
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	465	7,009
Grupo Aeroportuario Norte S.A.B. de CV	300	1,430
Grupo Bimbo S.A.B. de CV Series A	2,900	5,777
Grupo Carso SA de CV Series A1	1,300	4,658
Grupo Elektra SA de CV	170	8,235
Grupo Financiero Banorte S.A.B. de CV Series O	7,100	34,604
Grupo Financiero Inbursa S.A.B. de CV Series O	3,200	4,607
Grupo Mexico SA de CV Series B	8,600	17,697
Grupo Televisa SA de CV	6,300	15,818
Industrias Penoles SA de CV	155	1,892
Infraestructura Energetica Nova S.A.B. de CV	1,300	4,847
Mexichem S.A.B. de CV	4,000	10,165
Promotora y Operadora de Infraestructura S.A.B. de CV	925	8,855
Wal-Mart de Mexico SA de CV Series V	13,600	34,582

TOTAL MEXICO		337,620

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	8,000	11,524
Netherlands - 2.9%
Aalberts Industries NV	304	10,118
ABN AMRO Group NV GDR	591	13,908
AEGON NV	3,529	16,529
AerCap Holdings NV (a)	426	16,870
Airbus Group NV	1,683	160,457
Akzo Nobel NV	739	59,608
Altice Europe NV Class A	690	1,343
ASML Holding NV (Netherlands)	1,229	192,535
Cimpress NV (a)	87	8,998
CNH Industrial NV	2,778	24,979
Euronext NV (b)	199	11,469
EXOR NV	290	15,703
Ferrari NV	335	33,308
Fiat Chrysler Automobiles NV (a)	3,069	44,594
Gemalto NV (a)	239	13,872
Heineken Holding NV	315	26,617
Heineken NV (Bearer)	613	54,221
ING Groep NV (Certificaten Van Aandelen)	10,994	118,258
Interxion Holding N.V. (a)	175	9,478
Koninklijke Ahold Delhaize NV	3,573	90,370
Koninklijke DSM NV	501	40,644
Koninklijke KPN NV	12,201	35,639
Koninklijke Philips Electronics NV	2,678	93,889
NN Group NV	894	35,646
NXP Semiconductors NV	882	64,633
QIAGEN NV (Germany) (a)	709	24,110
Randstad NV	365	16,766
RHI Magnesita NV	37	1,868
STMicroelectronics NV (Italy)	1,834	25,852
Unibail-Rodamco SE & WFD Unibail-Rodamco NV:
unit (a)	420	3,165
unit	255	39,559
Unilever NV (Certificaten Van Aandelen) (Bearer)	4,781	258,998
Wolters Kluwer NV	859	50,844
X5 Retail Group NV GDR (Reg. S)	292	7,236
Yandex NV Series A (a)	627	17,148

TOTAL NETHERLANDS		1,639,232

New Zealand - 0.2%
Auckland International Airport Ltd.	2,012	9,696
Contact Energy Ltd.	2,809	11,124
Fisher & Paykel Healthcare Corp.	1,405	12,259
Fletcher Building Ltd. (a)	2,285	7,484
Kiwi Property Group Ltd.	2,125	1,947
Mercury Nz Ltd.	2,344	5,735
Meridian Energy Ltd.	3,892	8,895
Ryman Healthcare Group Ltd.	1,014	7,310
SKYCITY Entertainment Group Ltd.	1,606	3,827
Spark New Zealand Ltd.	4,942	13,766
The a2 Milk Co. Ltd. (a)	2,173	16,262
Trade Maine Group Ltd.	1,253	5,340
Z Energy Ltd.	1,193	4,396

TOTAL NEW ZEALAND		108,041

Norway - 0.5%
Aker ASA (A Shares)	89	4,755
Aker Bp ASA	265	6,681
DNB ASA	2,707	43,452
Entra ASA (b)	76	1,013
Equinor ASA	3,071	65,263
Gjensidige Forsikring ASA	528	8,256
Leroy Seafood Group ASA	571	4,355
Marine Harvest ASA	990	20,919
Norsk Hydro ASA	3,758	17,028
Norwegian Finans Holding ASA (a)	197	1,527
Orkla ASA	2,240	17,627
Salmar ASA	118	5,841
Schibsted ASA:
(A Shares)	230	7,714
(B Shares)	187	5,677
SpareBank 1 SR-Bank ASA (primary capital certificate)	530	5,468
Sparebanken Midt-Norge	278	2,707
Storebrand ASA (A Shares)	1,490	10,622
Telenor ASA	1,993	38,705
TGS Nopec Geophysical Co. ASA	302	7,293
Tomra Systems ASA	297	6,691
Veidekke ASA	98	1,098
XXL ASA (b)	181	546
Yara International ASA	456	17,588

TOTAL NORWAY		300,826

Pakistan - 0.0%
Engro Corp. Ltd.	500	1,049
Habib Bank Ltd.	2,300	1,996
Lucky Cement Ltd.	1,250	3,915
Pakistan Petroleum Ltd.	4,100	4,421
Pakistan State Oil Co. Ltd.	480	780
United Bank Ltd.	800	707

TOTAL PAKISTAN		12,868

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	3,400	17,147
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	7,760	8,130
Alliance Global Group, Inc.	9,700	2,199
Ayala Corp.	970	16,629
Ayala Land, Inc.	25,500	19,720
Bank of the Philippine Islands (BPI)	5,570	9,973
BDO Unibank, Inc.	5,520	13,753
DMCI Holdings, Inc.	4,700	1,144
GT Capital Holdings, Inc.	114	2,117
International Container Terminal Services, Inc.	4,800	9,143
JG Summit Holdings, Inc.	9,540	10,121
Jollibee Food Corp.	1,760	9,782
Manila Electric Co.	480	3,474
Megaworld Corp.	14,000	1,267
Metro Pacific Investments Corp.	22,000	1,944
Metropolitan Bank & Trust Co.	7,370	11,364
Philippine Long Distance Telephone Co.	320	6,882
Security Bank Corp.	920	2,716
SM Investments Corp.	1,800	31,457
SM Prime Holdings, Inc.	41,600	28,367
Universal Robina Corp.	2,960	7,160

TOTAL PHILIPPINES		197,342

Poland - 0.3%
Alior Bank SA (a)	410	5,823
Bank Millennium SA (a)	931	2,207
Bank Polska Kasa Opieki SA	400	11,650
Bank Zachodni WBK SA	92	8,806
BRE Bank SA	22	2,494
CD Projekt RED SA (a)	188	7,314
Cyfrowy Polsat SA (a)	345	2,080
Grupa Lotos SA	287	6,787
ING Bank Slaski SA	102	4,906
Jastrzebska Spolka Weglowa SA (a)	45	809
KGHM Polska Miedz SA (Bearer) (a)	343	8,146
LPP SA	3	6,293
NG2 SA	39	2,014
Polish Oil & Gas Co. SA	5,111	9,437
Polska Grupa Energetyczna SA (a)	2,267	6,058
Polski Koncern Naftowy Orlen SA	830	23,986
Powszechna Kasa Oszczednosci Bank SA	2,511	26,483
Powszechny Zaklad Ubezpieczen SA	1,543	18,100

TOTAL POLAND		153,393

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	29,614	7,787
Energias de Portugal SA	6,926	24,195
Galp Energia SGPS SA Class B	1,228	19,409
Jeronimo Martins SGPS SA	881	10,437
NOS SGPS SA	1,036	6,285
Portucel Industrial Empresa Produtora de Celulosa SA	363	1,497
Sonae SGPS SA	4,289	3,980

TOTAL PORTUGAL		73,590

Qatar - 0.3%
Barwa Real Estate Co. (a)	108	1,184
Doha Bank (a)	457	2,786
Industries Qatar QSC (a)	513	18,824
Masraf al Rayan (a)	1,442	16,506
Qatar Electricity & Water Co. (a)	202	10,263
Qatar Islamic Bank (a)	538	22,458
Qatar National Bank SAQ	1,237	66,245
Qatar Navigation QPSC (a)	190	3,444
Qatar Telecom (Qtel) Q.S.C. (a)	209	4,305

TOTAL QATAR		146,015

Russia - 0.7%
Alrosa Co. Ltd.	8,100	11,314
Gazprom OAO	33,710	73,547
Lukoil PJSC	1,210	85,758
Magnit OJSC	170	8,460
MMC Norilsk Nickel PJSC	187	35,142
Moscow Exchange MICEX-RTS OAO	4,860	5,605
NOVATEK OAO	1,760	28,344
Novolipetsk Steel OJSC GDR (Reg. S)	249	5,697
Sberbank of Russia	28,830	77,869
Severstal PAO	450	6,051
Surgutneftegas OJSC	12,300	4,725
Tatneft PAO	4,290	45,180
VTB Bank OJSC (a)	14,850,000	7,226

TOTAL RUSSIA		394,918

Singapore - 1.0%
Ascendas Real Estate Investment Trust	7,000	13,199
CapitaCommercial Trust (REIT)	6,700	8,603
CapitaLand Ltd.	8,400	19,167
CapitaMall Trust	9,000	14,924
City Developments Ltd.	2,000	11,915
ComfortDelgro Corp. Ltd.	6,900	10,884
DBS Group Holdings Ltd.	4,800	83,431
Flextronics International Ltd. (a)	1,571	11,955
Hutchison Port Holdings Trust	8,392	2,056
Jardine Cycle & Carriage Ltd.	300	7,781
K-REIT Asia	2,800	2,342
Keppel Corp. Ltd.	4,500	19,513
Mapletree Commercial Trust	3,700	4,479
Mapletree Greater China Commercial Trust	7,500	6,273
Mapletree Industrial (REIT)	2,535	3,552
Mapletree Logistics Trust (REIT)	4,465	4,128
Oversea-Chinese Banking Corp. Ltd.	10,532	87,010
Sembcorp Industries Ltd.	4,600	8,573
Sembcorp Marine Ltd.	1,500	1,695
Singapore Airlines Ltd.	1,400	9,676
Singapore Airport Terminal Service Ltd.	1,400	4,787
Singapore Exchange Ltd.	2,500	13,115
Singapore Press Holdings Ltd.	4,100	7,069
Singapore Technologies Engineering Ltd.	4,700	12,035
Singapore Telecommunications Ltd.	22,400	48,210
Suntec (REIT)	7,900	10,317
United Overseas Bank Ltd.	3,900	70,306
UOL Group Ltd.	2,000	9,083
Venture Corp. Ltd.	600	6,141
Wilmar International Ltd.	9,500	21,747
Yangzijiang Shipbuilding Holdings Ltd.	7,500	6,878

TOTAL SINGAPORE		540,844

South Africa - 1.4%
AngloGold Ashanti Ltd.	1,234	15,676
Aspen Pharmacare Holdings Ltd.	1,043	9,760
AVI Ltd.	994	7,049
Barclays Africa Group Ltd.	803	9,013
Barloworld Ltd.	273	2,189
Bidcorp Ltd.	716	13,171
Bidvest Group Ltd.	890	12,785
Capitec Bank Holdings Ltd.	233	18,056
Clicks Group Ltd.	497	6,607
Discovery Ltd.	1,113	12,358
Exxaro Resources Ltd.	754	7,274
FirstRand Ltd.	8,529	38,849
Foschini Ltd.	430	4,966
Gold Fields Ltd.	1,580	5,472
Growthpoint Properties Ltd.	4,785	7,778
Hyprop Investments Ltd.	235	1,318
Impala Platinum Holdings Ltd. (a)	1,931	4,926
Imperial Holdings Ltd.	696	3,291
Investec Ltd.	1,560	8,522
Life Healthcare Group Holdings Ltd.	2,179	4,007
Mondi Ltd.	550	11,847
Motus Holdings Ltd. (a)	696	4,215
Mr Price Group Ltd.	548	9,362
MTN Group Ltd.	4,236	26,184
Naspers Ltd. Class N	1,230	246,266
Nedbank Group Ltd.	904	17,242
Netcare Ltd.	2,750	5,033
Old Mutual Ltd.	14,713	21,964
Pick 'n Pay Stores Ltd.	490	2,285
Rand Merchant Insurance Holdings Ltd.	1,754	4,432
Redefine Properties Ltd.	13,674	9,204
Remgro Ltd.	1,565	21,179
Resilient Property Income Fund Ltd.	621	2,474
RMB Holdings Ltd.	1,540	8,437
Sanlam Ltd.	5,158	28,571
Sappi Ltd.	1,349	7,652
Sasol Ltd.	1,371	40,741
Shoprite Holdings Ltd.	1,100	14,531
Spar Group Ltd.	675	9,725
Standard Bank Group Ltd.	3,440	42,740
Tiger Brands Ltd.	645	12,267
Truworths International Ltd.	890	5,443
Vodacom Group Ltd.	1,459	13,419
Woolworths Holdings Ltd.	3,120	11,949

TOTAL SOUTH AFRICA		770,229

Spain - 2.0%
Abertis Infraestructuras SA	363	7,636
ACS Actividades de Construccion y Servicios SA	544	21,057
Aena Sme SA (b)	196	30,485
Amadeus IT Holding SA Class A	1,237	86,228
Banco Bilbao Vizcaya Argentaria SA	18,528	98,417
Banco de Sabadell SA	15,253	17,485
Banco Santander SA (Spain)	41,545	188,656
Bankia SA	3,164	9,280
Bankinter SA	2,040	16,403
CaixaBank SA	9,637	34,900
Cellnex Telecom Sau (b)	507	13,006
EDP Renovaveis SA	370	3,296
Enagas SA	671	18,151
Endesa SA	843	19,443
Ferrovial SA	1,412	28,627
Gas Natural SDG SA	949	24,204
Grifols SA	776	20,360
Grifols SA ADR	726	13,329
Iberdrola SA	16,314	131,179
Inditex SA	3,090	78,871
Inmobiliaria Colonial SA	993	9,255
International Consolidated Airlines Group SA CDI	5,740	45,214
MAPFRE SA (Reg.)	3,540	9,410
Merlin Properties Socimi SA	1,347	16,645
Red Electrica Corporacion SA	1,167	26,024
Repsol SA	3,276	52,668
Repsol SA rights 12/31/99 (a)	3,276	1,501
Siemens Gamesa Renewable Energy SA (a)	609	7,424
Telefonica SA	12,173	102,465

TOTAL SPAIN		1,131,619

Sweden - 2.0%
AarhusKarlshamn AB	630	8,722
Alfa Laval AB	754	16,134
ASSA ABLOY AB (B Shares)	2,751	49,262
Atlas Copco AB:
(A Shares)	1,468	35,024
(B Shares)	1,462	31,889
Axfood AB	235	4,022
Billerud AB	355	4,226
Boliden AB	710	15,379
Castellum AB	791	14,579
Dometic Group AB (b)	521	3,233
Electrolux AB (B Shares)	729	15,389
Elekta AB (B Shares)	991	11,780
Epiroc AB:
Class A (a)	2,242	21,208
Class B (a)	515	4,583
Essity AB Class B	1,694	41,590
Fabege AB	810	10,799
Fastighets AB Balder (a)	205	5,829
Getinge AB (B Shares)	730	6,581
H&M Hennes & Mauritz AB (B Shares)	2,614	37,174
Hemfosa Fastigheter AB	580	4,574
Hexagon AB (B Shares)	682	31,395
HEXPOL AB (B Shares)	555	4,387
Holmen AB (B Shares)	283	5,586
Husqvarna AB (B Shares)	1,276	9,459
ICA Gruppen AB	221	7,899
Industrivarden AB:
(A Shares)	496	10,252
(C Shares)	471	9,523
Indutrade AB	323	7,493
Intrum Justitia AB	223	5,176
Investor AB (B Shares)	1,207	51,151
Kinnevik AB (B Shares)	641	15,456
Loomis AB (B Shares)	210	6,777
Lundbergfoeretagen AB	239	7,044
Lundin Petroleum AB	542	13,539
Modern Times Group MTG AB (B Shares)	223	7,372
Nibe Industrier AB (B Shares)	1,184	12,146
Nyfosa AB (a)	580	2,798
Saab AB (B Shares)	219	7,606
Sandvik AB	3,122	44,507
Securitas AB (B Shares)	952	15,280
Skandinaviska Enskilda Banken AB (A Shares)	4,850	47,116
Skanska AB (B Shares)	1,078	17,150
SKF AB (B Shares)	1,174	17,809
SSAB Svenskt Stal AB (B Shares)	791	2,224
Svenska Cellulosa AB (SCA) (B Shares)	8,869	68,767
Svenska Handelsbanken AB (A Shares)	4,184	46,550
Swedbank AB (A Shares)	2,875	64,147
Swedish Match Co. AB	516	20,325
Swedish Orphan Biovitrum AB (a)	409	8,906
Tele2 AB (B Shares)	1,098	13,993
Telefonaktiebolaget LM Ericsson (B Shares)	8,562	75,791
TeliaSonera AB	7,437	35,226
Trelleborg AB (B Shares)	602	9,465
Volvo AB:
(A Shares)	1,629	21,357
(B Shares)	3,696	48,353
Wallenstam AB (B Shares)	622	5,769

TOTAL SWEDEN		1,119,771

Switzerland - 5.5%
ABB Ltd. (Reg.)	5,725	109,325
Adecco SA (Reg.)	506	23,645
Baloise Holdings AG	133	18,322
Clariant AG (Reg.)	866	15,938
Coca-Cola HBC AG	567	17,721
Compagnie Financiere Richemont SA Series A	1,488	95,958
Credit Suisse Group AG	6,141	67,132
Geberit AG (Reg.)	106	41,229
Givaudan SA	23	53,259
Julius Baer Group Ltd.	634	22,594
Kuehne & Nagel International AG	162	20,825
Lafargeholcim Ltd. (Reg.)	1,310	53,978
Lindt & Spruengli AG (participation certificate)	3	18,618
Logitech International SA (Reg.)	427	13,433
Lonza Group AG	171	44,311
Nestle SA (Reg. S)	8,634	700,749
Novartis AG	7,344	628,971
Partners Group Holding AG	50	30,318
Roche Holding AG:
(Bearer)	138	33,612
(participation certificate)	1,905	472,933
Schindler Holding AG (participation certificate)	126	24,959
SGS SA (Reg.)	15	33,727
Sika AG	354	44,876
Sonova Holding AG Class B	142	23,202
Straumann Holding AG	29	18,234
Swatch Group AG (Bearer)	98	28,585
Swatch Group AG (Bearer) (Reg.)	132	7,628
Swiss Life Holding AG	83	31,971
Swiss Prime Site AG	185	14,973
Swiss Re Ltd.	927	84,995
Swisscom AG	70	33,451
Temenos Group AG	155	18,592
UBS Group AG	10,972	136,578
Zurich Insurance Group AG	414	123,409

TOTAL SWITZERLAND		3,108,051

Taiwan - 2.7%
Accton Technology Corp.	1,000	3,222
Acer, Inc.	5,000	3,178
Advantech Co. Ltd.	1,000	6,878
ASE Technology Holding Co. Ltd.	9,000	17,127
Asia Cement Corp.	7,000	7,765
ASUSTeK Computer, Inc.	2,000	13,168
AU Optronics Corp.	31,000	12,371
Catcher Technology Co. Ltd.	2,000	14,703
Cathay Financial Holding Co. Ltd.	22,000	33,785
Chang Hwa Commercial Bank	16,640	9,352
Cheng Shin Rubber Industry Co. Ltd.	9,000	12,013
Chicony Electronics Co. Ltd.	2,010	4,111
China Airlines Ltd.	4,000	1,438
China Development Finance Holding Corp.	59,000	18,738
China Life Insurance Co. Ltd.	9,180	8,354
China Petrochemical Development Corp. (a)	3,000	1,073
China Steel Corp.	37,000	29,317
Chinatrust Financial Holding Co. Ltd.	53,000	34,981
Chipbond Technology Corp.	1,000	2,026
Chroma ATE, Inc.	1,000	3,856
Chunghwa Telecom Co. Ltd.	14,000	51,337
Compal Electronics, Inc.	22,000	12,544
Compeq Manufacturing Co. Ltd.	2,000	1,294
Delta Electronics, Inc.	5,000	21,157
E Ink Holdings, Inc.	1,000	985
E.SUN Financial Holdings Co. Ltd.	34,857	22,893
ECLAT Textile Co. Ltd.	1,000	11,371
EPISTAR Corp.	2,000	1,673
EVA Airways Corp.	4,200	2,168
EVA Airways Corp. rights 1/18/19 (a)	230	21
Evergreen Marine Corp. (Taiwan)	4,439	1,726
Far Eastern Textile Ltd.	9,000	8,205
Far EasTone Telecommunications Co. Ltd.	7,000	17,474
Feng Tay Enterprise Co. Ltd.	1,000	5,734
First Financial Holding Co. Ltd.	25,250	16,501
Formosa Chemicals & Fibre Corp.	11,000	37,739
Formosa Petrochemical Corp.	6,000	21,369
Formosa Plastics Corp.	13,000	42,901
Foxconn Technology Co. Ltd.	5,000	9,884
Fubon Financial Holding Co. Ltd.	22,000	33,821
Giant Manufacturing Co. Ltd.	1,000	4,721
Giga-Byte Technology Co. Ltd.	1,000	1,314
Grand Pacific Petrochemical Corp.	1,000	714
Highwealth Construction Corp.	1,000	1,470
HIWIN Technologies Corp.	1,064	7,683
Hon Hai Precision Industry Co. Ltd. (Foxconn)	32,600	75,415
Hotai Motor Co. Ltd.	1,000	8,348
HTC Corp. (a)	1,000	1,155
Hua Nan Financial Holdings Co. Ltd.	19,855	11,353
Innolux Corp.	33,000	10,481
Inventec Corp.	12,000	8,646
King Yuan Electronics Co. Ltd.	1,000	760
Lee Chang Yung Chemical Industry Corp.	1,000	1,722
Lite-On Technology Corp.	7,000	9,286
Macronix International Co. Ltd.	3,060	1,835
Makalot Industrial Co. Ltd.	1,000	5,555
MediaTek, Inc.	5,000	37,494
Mega Financial Holding Co. Ltd.	34,000	28,829
Merida Industry Co. Ltd.	1,000	4,509
Micro-Star International Co. Ltd.	1,000	2,496
Nan Ya Plastics Corp.	16,000	39,471
Nanya Technology Corp.	1,000	1,797
Novatek Microelectronics Corp.	2,000	9,280
Pegatron Corp.	5,000	8,397
Phison Electronics Corp.	1,000	7,450
Pou Chen Corp.	6,000	6,391
Powertech Technology, Inc.	1,000	2,160
President Chain Store Corp.	2,000	20,323
Qisda Corp.	8,000	5,149
Quanta Computer, Inc.	6,000	10,332
Radiant Opto-Electronics Corp.	1,000	2,761
Realtek Semiconductor Corp.	1,000	4,672
Ruentex Development Co. Ltd.	600	877
Ruentex Industries Ltd.	1,800	4,623
Shin Kong Financial Holding Co. Ltd.	37,216	10,908
Simplo Technology Co. Ltd.	1,000	6,796
Sino-American Silicon Products, Inc.	1,000	2,000
Sinopac Holdings Co.	34,680	11,671
Synnex Technology International Corp.	3,000	3,568
Taishin Financial Holdings Co. Ltd.	26,108	11,132
Taiwan Business Bank	7,280	2,462
Taiwan Cement Corp.	10,500	12,214
Taiwan Cooperative Financial Holding Co. Ltd.	20,450	11,794
Taiwan Mobile Co. Ltd.	8,000	27,839
Taiwan Semiconductor Manufacturing Co. Ltd.	52,000	379,213
Tatung Co. Ltd. (a)	6,000	5,078
TECO Electric & Machinery Co. Ltd.	2,000	1,140
Tripod Technology Corp.	2,000	5,215
Unified-President Enterprises Corp.	13,000	29,649
Unimicron Technology Corp.	5,000	3,643
United Microelectronics Corp.	38,000	13,800
Vanguard International Semiconductor Corp.	2,000	3,888
Wafer Works Corp.	2,000	2,189
Walsin Lihwa Corp.	4,000	2,189
Walsin Technology Corp.	1,000	5,032
Win Semiconductors Corp.	1,000	3,856
Winbond Electronics Corp.	4,000	1,771
Wistron Corp.	4,058	2,533
WPG Holding Co. Ltd.	920	1,111
Yageo Corp.	1,000	10,423
Yuanta Financial Holding Co. Ltd.	40,000	20,193

TOTAL TAIWAN		1,497,029

Thailand - 1.0%
Advanced Info Service PCL (For. Reg.)	2,700	14,293
Airports of Thailand PCL (For. Reg.)	13,700	27,013
Bangkok Bank PCL	5,900	36,756
Bangkok Dusit Medical Services PCL (For. Reg.)	27,600	21,006
Bangkok Expressway and Metro PCL	29,700	8,841
Bangkok Land PCL	74,700	3,462
Banpu PCL (For. Reg.)	6,800	3,089
Beauty Community PCL	3,700	744
Berli Jucker PCL (For. Reg)	2,800	4,361
BTS Group Holdings PCL	32,900	9,642
BTS Group Holdings PCL warrants 11/29/19 (a)	644	8
Bumrungrad Hospital PCL (For. Reg.)	1,500	8,631
C.P. ALL PCL (For. Reg.)	15,300	32,281
Central Pattana PCL (For. Reg.)	7,700	17,664
Central Plaza Hotel PCL (a)	4,000	4,910
Charoen Pokphand Foods PCL (For. Reg.)	10,300	7,776
Delta Electronics PCL (For. Reg.)	4,600	9,811
Electricity Generating PCL (For. Reg.)	900	6,850
Energy Absolute PCL	6,400	8,347
Global Power Synergy Public Co. Ltd.	500	898
Glow Energy PCL (For. Reg.)	6,900	18,846
Home Product Center PCL (For. Reg.)	21,100	9,843
Indorama Ventures PCL (For. Reg.)	28,200	46,950
Intouch Holdings PCL (For. Reg.)	4,800	7,034
IRPC PCL (For. Reg.)	40,500	7,147
Kasikornbank PCL	6,200	35,200
KCE Electronics PCL	1,100	886
Kiatnakin Bank PCL (For. Reg.)	900	1,830
Krung Thai Bank PCL (For. Reg.)	13,800	8,131
Krungthai Card PCL (For. Reg.)	3,300	3,089
Land & House PCL (For. Reg.)	8,300	2,522
Minor International PCL (For. Reg.)	6,300	6,574
Muangthai Leasing PCL	900	1,353
PTT Exploration and Production PCL (For. Reg.)	3,700	12,888
PTT Global Chemical PCL (For. Reg.)	6,900	15,087
PTT PCL (For. Reg.)	27,700	39,104
Ratchaburi Electric Generating Holding PCL (For. Reg.)	1,300	2,025
Siam Cement PCL (For. Reg.)	2,400	32,113
Siam Commercial Bank PCL (For. Reg.)	7,800	31,956
Sino-Thai Engineering & Construction PCL (For. Reg.) (a)	1,700	1,064
Srisawad Corp. PCL	1,000	1,381
Thai Beverage PCL	28,700	12,845
Thai Oil PCL (For. Reg.)	4,100	8,336
Thai Union Frozen Products PCL (For. Reg.)	13,800	6,861
Thanachart Capital PCL (For. Reg.)	4,300	6,565
TISCO Financial Group PCL	1,200	2,882
TMB PCL (For. Reg.)	36,000	2,431
TOA Paint Thailand PCL	1,000	1,013
Total Access Communication PCL (For. Reg.)	800	1,062
True Corp. PCL (For. Reg.)	36,600	5,841

TOTAL THAILAND		559,242

Turkey - 0.2%
Akbank T.A.S.	4,395	5,697
Anadolu Efes Biracilik Ve Malt Sanayii A/S	269	1,047
Arcelik A/S	1,023	3,052
Bim Birlesik Magazalar A/S JSC	935	15,370
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	9,423	2,671
Enka Insaat ve Sanayi A/S	1,280	1,108
Eregli Demir ve Celik Fabrikalari T.A.S.	6,882	9,388
Ford Otomotiv Sanayi A/S	95	898
Haci Omer Sabanci Holding A/S	1,765	2,508
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (a)	1,241	511
Koc Holding A/S	5,406	14,505
Petkim Petrokimya Holding A/S	897	854
TAV Havalimanlari Holding A/S	711	3,213
Tekfen Holding A/S	900	3,523
Tupras Turkiye Petrol Rafinerileri A/S	419	9,239
Turk Hava Yollari AO (a)	976	2,971
Turkcell Iletisim Hizmet A/S	1,029	2,366
Turkiye Garanti Bankasi A/S	8,800	13,235
Turkiye Halk Bankasi A/S	1,218	1,616
Turkiye Is Bankasi A/S Series C	2,364	2,023
Turkiye Vakiflar Bankasi TAO	1,123	828
Yapi ve Kredi Bankasi A/S (a)	2,751	832

TOTAL TURKEY		97,455

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC (a)	5,303	11,781
Aldar Properties PJSC	7,784	3,391
Damac Properties Dubai Co. PJSC	8,058	3,313
DP World Ltd.	510	8,721
Dubai Investments Ltd. (a)	2,785	955
Dubai Islamic Bank Pakistan Ltd. (a)	12,440	16,934
Emaar Properties PJSC	15,526	17,457
Emirates Telecommunications Corp. (a)	8,915	41,212
National Bank of Abu Dhabi PJSC	3,629	13,931
Union National Bank (a)	2,264	2,891

TOTAL UNITED ARAB EMIRATES		120,586

United Kingdom - 10.2%
3i Group PLC	2,588	25,512
Admiral Group PLC	657	17,142
Anglo American PLC (United Kingdom)	3,963	88,286
Antofagasta PLC	1,252	12,498
Ashtead Group PLC	1,492	31,131
Associated British Foods PLC	1,022	26,613
AstraZeneca PLC (United Kingdom)	3,496	260,962
Atlassian Corp. PLC (a)	174	15,483
Auto Trader Group PLC (b)	2,492	14,462
Aviva PLC	11,865	56,786
Babcock International Group PLC	1,488	9,280
BAE Systems PLC	9,191	53,757
Barclays PLC	44,534	85,206
Barratt Developments PLC	2,748	16,210
BBA Aviation PLC	2,218	6,169
Bellway PLC	426	13,656
Berkeley Group Holdings PLC	414	18,358
BHP Billiton PLC	5,926	125,222
BP PLC	52,809	333,842
British American Tobacco PLC (United Kingdom)	5,213	166,112
British Land Co. PLC	3,227	21,944
BT Group PLC	24,825	75,339
Bunzl PLC	945	28,535
Burberry Group PLC	1,156	25,572
Carnival PLC	580	27,853
Centrica PLC	14,350	24,753
Cobham PLC (a)	8,212	10,228
Coca-Cola European Partners PLC	614	28,152
Compass Group PLC	4,466	93,924
Croda International PLC	377	22,513
Derwent London PLC	396	14,400
Diageo PLC	6,967	248,962
Direct Line Insurance Group PLC	3,822	15,526
DS Smith PLC	3,057	11,662
easyJet PLC	811	11,422
G4S PLC (United Kingdom)	4,723	11,856
GlaxoSmithKline PLC	13,706	261,209
Halma PLC	1,128	19,611
Hammerson PLC	2,424	10,177
Hargreaves Lansdown PLC	601	14,164
Hays PLC	2,971	5,302
HSBC Holdings PLC (United Kingdom)	55,440	457,365
IMI PLC	877	10,552
Imperial Tobacco Group PLC	2,719	82,378
Inchcape PLC	794	5,581
Informa PLC	2,043	16,410
InterContinental Hotel Group PLC	542	29,271
Intermediate Capital Group PLC	957	11,405
International Game Technology PLC	351	5,135
Intertek Group PLC	414	25,329
Investec PLC	1,931	10,857
ITV PLC	9,530	15,165
J Sainsbury PLC	4,306	14,544
John Wood Group PLC	1,138	7,342
Johnson Matthey PLC	541	19,301
Just Eat Holding Ltd. (a)	1,453	10,867
Kingfisher PLC	5,999	15,773
Land Securities Group PLC	2,221	22,772
Legal & General Group PLC	16,999	50,051
Lloyds Banking Group PLC	178,615	117,740
London Stock Exchange Group PLC	878	45,551
Man Group PLC	4,144	7,025
Marks & Spencer Group PLC	4,344	13,625
Mediclinic International PLC	590	2,469
Meggitt PLC	2,258	13,556
Melrose Industries PLC	5,214	10,889
Micro Focus International PLC	581	10,178
Mondi PLC	980	20,404
National Grid PLC	10,129	98,661
Next PLC	396	20,144
Pearson PLC	2,118	25,373
Pennon Group PLC	1,220	10,773
Persimmon PLC	943	23,198
Phoenix Group Holdings PLC	1,118	8,028
Prudential PLC	7,208	128,709
Quilter PLC (b)	3,645	5,497
Reckitt Benckiser Group PLC	1,880	143,964
RELX PLC	3,053	62,904
Rentokil Initial PLC	4,945	21,253
Rightmove PLC	2,586	14,247
Rio Tinto PLC	3,405	163,074
Rolls-Royce Holdings PLC	5,267	55,488
Royal Bank of Scotland Group PLC	8,808	24,434
Royal Dutch Shell PLC:
Class A (United Kingdom)	12,381	364,408
Class B (United Kingdom)	10,206	305,134
Royal Mail PLC	2,355	8,168
RPC Group PLC	1,055	8,767
RSA Insurance Group PLC	2,652	17,361
Sage Group PLC	2,999	22,989
Schroders PLC	334	10,400
Scottish & Southern Energy PLC	2,929	40,448
Segro PLC	2,356	17,675
Severn Trent PLC	703	16,268
Smith & Nephew PLC	2,553	47,789
Smiths Group PLC	1,141	19,837
Spectris PLC	340	9,876
Spirax-Sarco Engineering PLC	199	15,827
St. James's Place Capital PLC	1,495	17,988
Standard Chartered PLC (United Kingdom)	7,960	61,818
Standard Life PLC	4,959	16,229
Tate & Lyle PLC	1,389	11,685
Taylor Wimpey PLC	9,175	15,934
Tesco PLC	22,743	55,155
The Weir Group PLC	631	10,439
Travis Perkins PLC	784	10,692
Tullett Prebon PLC	1,633	6,265
Unilever PLC	3,577	187,803
United Utilities Group PLC	1,818	17,059
Vodafone Group PLC	74,409	144,673
Whitbread PLC	489	28,540
WM Morrison Supermarkets PLC	6,736	18,309

TOTAL UNITED KINGDOM		5,724,609

United States of America - 0.1%
Altice U.S.A., Inc. Class A	499	8,243
Kolon TissueGene, Inc. unit (a)	120	4,649
Stratasys Ltd. (a)	99	1,783
Yum China Holdings, Inc.	979	32,826

TOTAL UNITED STATES OF AMERICA		47,501

TOTAL COMMON STOCKS
(Cost $61,868,957)		54,502,458

Nonconvertible Preferred Stocks - 1.4%
Brazil - 0.7%
Azul SA (a)	600	5,573
Banco Bradesco SA (PN)	10,400	103,712
Bradespar SA (PN)	300	2,453
Braskem SA (PN-A)	300	3,667
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	1,000	7,268
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	500	10,447
Companhia Energetica de Minas Gerais (CEMIG) (PN)	2,500	8,940
Gerdau SA	3,700	14,148
Itau Unibanco Holding SA	13,200	120,906
Itausa-Investimentos Itau SA (PN)	11,960	37,277
Lojas Americanas SA (PN)	1,800	9,149
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	11,600	67,881
Telefonica Brasil SA	1,000	11,928

TOTAL BRAZIL		403,349

Chile - 0.0%
Embotelladora Andina SA Class B	1,205	4,514
Sociedad Quimica y Minera de Chile SA (PN-B)	346	13,636

TOTAL CHILE		18,150

Colombia - 0.1%
Bancolombia SA (PN)	1,557	15,055
Grupo Aval Acciones y Valores SA	13,886	4,272

TOTAL COLOMBIA		19,327

Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	141	10,032
Henkel AG & Co. KGaA	515	56,292
Porsche Automobil Holding SE (Germany)	404	23,760
Sartorius AG (non-vtg.)	98	12,228
Volkswagen AG	518	82,449

TOTAL GERMANY		184,761

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	27,275	13,082
Korea (South) - 0.2%
CJ Corp. (a)(e)	9	296
Hyundai Motor Co.	185	11,660
Hyundai Motor Co. Series 2	116	8,019
LG Chemical Ltd.	68	11,935
LG Household & Health Care Ltd.	9	5,301
Samsung Electronics Co. Ltd.	2,404	68,526

TOTAL KOREA (SOUTH)		105,737

Russia - 0.1%
AK Transneft OAO	4	9,383
Sberbank of Russia	4,600	10,872
Surgutneftegas OJSC	28,800	16,055

TOTAL RUSSIA		36,310

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $795,296)		780,716
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.07% 1/3/19 (f)
(Cost $119,986)	$120,000	119,992
	Shares	Value

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 2.42% (g)	938,090	938,278
Fidelity Securities Lending Cash Central Fund 2.41% (g)(h)	76,997	77,005
TOTAL MONEY MARKET FUNDS
(Cost $1,015,283)		1,015,283
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $63,799,522)		56,418,449
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(79,169)
NET ASSETS - 100%		$56,339,280

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	10	March 2019	$858,000	$(2,503)	$(2,503)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	6	March 2019	290,040	(1,960)	(1,960)
TME S&P/TSX 60 Index Contracts (Canada)	1	March 2019	125,593	349	349
TOTAL FUTURES CONTRACTS					$(4,114)

The notional amount of futures purchased as a percentage of Net Assets is 2.2.%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $282,317 or 0.5% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Level 3 security

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $119,992.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$32,526
Fidelity Securities Lending Cash Central Fund	144
Total	$32,670

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$4,153,213	$2,028,343	$2,124,870	$--
Consumer Discretionary	5,791,282	3,086,244	2,705,038	--
Consumer Staples	5,312,360	2,228,008	3,084,352	--
Energy	3,652,578	1,582,784	2,069,794	--
Financials	12,140,635	7,001,694	5,138,941	--
Health Care	4,727,704	961,326	3,766,378	--
Industrials	7,034,986	3,405,858	3,628,832	296
Information Technology	4,384,328	2,086,981	2,297,347	--
Materials	4,305,793	2,521,840	1,783,953	--
Real Estate	1,989,741	1,352,880	636,861	--
Utilities	1,790,554	1,235,382	555,172	--
Government Obligations	119,992	--	119,992	--
Money Market Funds	1,015,283	1,015,283	--	--
Total Investments in Securities:	$56,418,449	$28,506,623	$27,911,530	$296
Derivative Instruments:
Assets
Futures Contracts	$349	$349	$--	$--
Total Assets	$349	$349	$--	$--
Liabilities
Futures Contracts	$(4,463)	$(4,463)	$--	$--
Total Liabilities	$(4,463)	$(4,463)	$--	$--
Total Derivative Instruments:	$(4,114)	$(4,114)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$349	$(4,463)
Total Equity Risk	349	(4,463)
Total Value of Derivatives	$349	$(4,463)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

VIP International Index Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2018
Assets
Investment in securities, at value (including securities loaned of $73,446) — See accompanying schedule: Unaffiliated issuers (cost $62,784,239)	$55,403,166
Fidelity Central Funds (cost $1,015,283)	1,015,283
Total Investment in Securities (cost $63,799,522)		$56,418,449
Foreign currency held at value (cost $102,903)		103,479
Receivable for investments sold
Regular delivery		13,188
Delayed delivery		262
Dividends receivable		97,087
Interest receivable		15
Distributions receivable from Fidelity Central Funds		4,680
Other receivables		50
Total assets		56,637,210
Liabilities
Payable for investments purchased on a delayed delivery basis	$4,874
Payable for fund shares redeemed	203,906
Accrued management fee	5,135
Distribution and service plan fees payable	179
Payable for daily variation margin on futures contracts	4,030
Other affiliated payables	2,801
Collateral on securities loaned	77,005
Total liabilities		297,930
Net Assets		$56,339,280
Net Assets consist of:
Paid in capital		$63,951,683
Total distributable earnings (loss)		(7,612,403)
Net Assets		$56,339,280
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($55,493,615 ÷ 6,564,453 shares)		$8.45
Service Class 2:
Net Asset Value, offering price and redemption price per share ($845,665 ÷ 100,000 shares)		$8.46

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period April 17, 2018 (commencement of operations) to December 31, 2018
Investment Income
Dividends		$716,386
Interest		1,231
Income from Fidelity Central Funds		32,670
Income before foreign taxes withheld		750,287
Less foreign taxes withheld		(80,078)
Total income		670,209
Expenses
Management fee	$30,431
Transfer agent fees	16,599
Distribution and service plan fees	1,663
Independent trustees' fees and expenses	130
Total expenses before reductions	48,823
Expense reductions	(586)
Total expenses after reductions		48,237
Net investment income (loss)		621,972
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $39)	11,437
Fidelity Central Funds	(128)
Foreign currency transactions	15,085
Futures contracts	(219,573)
Total net realized gain (loss)		(193,179)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(7,381,073)
Assets and liabilities in foreign currencies	803
Futures contracts	(4,114)
Total change in net unrealized appreciation (depreciation)		(7,384,384)
Net gain (loss)		(7,577,563)
Net increase (decrease) in net assets resulting from operations		$(6,955,591)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period April 17, 2018 (commencement of operations) to December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$621,972
Net realized gain (loss)	(193,179)
Change in net unrealized appreciation (depreciation)	(7,384,384)
Net increase (decrease) in net assets resulting from operations	(6,955,591)
Distributions to shareholders	(676,099)
Total distributions	(676,099)
Share transactions - net increase (decrease)	63,970,970
Total increase (decrease) in net assets	56,339,280
Net Assets
Beginning of period	–
End of period	$56,339,280

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP International Index Portfolio Initial Class

December 31,
Years ended December 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.15
Net realized and unrealized gain (loss)	(1.60)
Total from investment operations	(1.45)
Distributions from net investment income	(.10)
Distributions from net realized gain	(.01)
Total distributions	(.10)C
Net asset value, end of period	$8.45
Total ReturnD,E,F	(14.47)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.17%I
Expenses net of fee waivers, if any	.17%I
Expenses net of all reductions	.17%I
Net investment income (loss)	2.27%I
Supplemental Data
Net assets, end of period (000 omitted)	$55,494
Portfolio turnover rateJ	5%I

 A For the period April 17, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.10 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.007 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP International Index Portfolio Service Class 2

December 31,
Years ended December 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.13
Net realized and unrealized gain (loss)	(1.58)
Total from investment operations	(1.45)
Distributions from net investment income	(.08)
Distributions from net realized gain	(.01)
Total distributions	(.09)
Net asset value, end of period	$8.46
Total ReturnC,D,E	(14.55)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.42%H
Expenses net of fee waivers, if any	.42%H
Expenses net of all reductions	.42%H
Net investment income (loss)	2.02%H
Supplemental Data
Net assets, end of period (000 omitted)	$846
Portfolio turnover rateI	5%H

 A For the period April 17, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2018

1. Organization.

VIP Total Market Index Portfolio, VIP Extended Market Index Portfolio and VIP International Index Portfolio (the Funds) are funds of Variable Insurance Products Fund II (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers the following classes of shares: Initial Class and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2018 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2018, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, certain foreign taxes, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards, partnerships and losses deferred due to wash sales and excise tax regulations and certain deemed distributions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Total Market Index Portfolio	$92,458,228	$1,447,664	$(11,461,002)	$(10,013,338)
VIP Extended Market Index Portfolio	37,364,944	682,057	(6,281,655)	(5,599,598)
VIP International Index Portfolio	63,814,538	834,198	(8,229,938)	(7,395,740)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
VIP Total Market Index Portfolio	$–	$(10,013,338)
VIP Extended Market Index Portfolio	(60,748)	(5,599,598)
VIP International Index Portfolio	(212,329)	(7,394,937)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
VIP Extended Market Index Portfolio	$(17,623)	$(43,125)	$(60,748)	$(60,748)
VIP International Index Portfolio	(89,053)	(123,276)	(212,329)	(212,329)

Certain of the Funds intend to elect to defer to the next fiscal year losses recognized during the period November 1, 2018 to December 31, 2018. Loss deferrals were as follows:

	Capital losses	Ordinary losses
VIP Total Market Index Portfolio	$(101,686)	$–
VIP Extended Market Index Portfolio	–	(35)
VIP International Index Portfolio	–	(5,137)

The tax character of distributions paid was as follows:

December 31, 2018(a)
	Ordinary Income	Long-term Capital Gains	Total
VIP Total Market Index Portfolio	$807,333	$8,686	$816,019
VIP Extended Market Index Portfolio	278,790	–	278,790
VIP International Index Portfolio	676,099	–	676,099

 (a) For the period April 17, 2018 (commencement of operations) to December 31, 2018.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Total Market Index Portfolio	92,904,232	1,410,379
VIP Extended Market Index Portfolio	38,033,198	1,733,030
VIP International Index Portfolio	64,130,172	1,470,993

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .06%, .07% and .11% of VIP Total Market Index Portfolio's, VIP Extended Market Index Portfolio's and VIP International Index Portfolio's average net assets, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Initial Class	Service Class 2
VIP Total Market Index Portfolio	.12%	.37%
VIP Extended Market Index Portfolio	.13%	.38%
VIP International Index Portfolio	.17%	.42%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for Service Class 2 of shares. Service Class 2 pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class 2
VIP Total Market Index Portfolio	$1,810
VIP Extended Market Index Portfolio	1,805
VIP International Index Portfolio	1,663

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. For each Fund, FIIOC receives asset-based fees equal to an annual rate of .07% of each class's average net assets for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements. Under the expense contract, each class of each Fund pays a portion of the transfer agent fees equal to an annual rate of .06% of class-level average net assets. For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
VIP Total Market Index Portfolio
Initial Class	$21,893
Service Class 2	434
$22,327
VIP Extended Market Index Portfolio
Initial Class	$9,326
Service Class 2	433
$9,759
VIP International Index Portfolio
Initial Class	$16,200
Service Class 2	399
$16,599

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM. Security lending activity was as follows:

Total Security Lending Income
VIP Total Market Index Portfolio	$629
VIP Extended Market Index Portfolio	$2,545
VIP International Index Portfolio	$144

8. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction
VIP Total Market Index Portfolio	$781
VIP Extended Market Index Portfolio	443
VIP International Index Portfolio	586

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Year ended December 31, 2018(a)
VIP Total Market Index Portfolio
Distributions to shareholders
Initial Class	$808,619
Service Class 2	7,400
Total	$816,019
VIP Extended Market Index Portfolio
Distributions to shareholders
Initial Class	$272,690
Service Class 2	6,100
Total	$278,790
VIP International Index Portfolio
Distributions to shareholders
Initial Class	$667,599
Service Class 2	8,500
Total	$676,099

 (a) For the period April 17, 2018 (commencement of operations) to December 31, 2018.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Year ended December 31, 2018 (a)	Year ended December 31, 2018 (a)
VIP Total Market Index Portfolio
Initial Class
Shares sold	8,973,729	$93,021,142
Reinvestment of distributions	83,605	771,019
Shares redeemed	(184,746)	(1,879,304)
Net increase (decrease)	8,872,588	$91,912,857
Service Class 2
Shares sold	100,000	$1,000,000
Net increase (decrease)	100,000	$1,000,000
VIP Extended Market Index Portfolio
Initial Class
Shares sold	3,685,645	$38,387,303
Reinvestment of distributions	27,213	240,290
Shares redeemed	(274,686)	(2,715,655)
Net increase (decrease)	3,438,172	$35,911,938
Service Class 2
Shares sold	100,000	$1,000,000
Net increase (decrease)	100,000	$1,000,000
VIP International Index Portfolio
Initial Class
Shares sold	6,905,803	$66,042,020
Reinvestment of distributions	62,161	523,399
Shares redeemed	(403,511)	(3,594,449)
Net increase (decrease)	6,564,453	$62,970,970
Service Class 2
Shares sold	100,000	$1,000,000
Net increase (decrease)	100,000	$1,000,000

 (a) For the period April 17, 2018 (commencement of operations) to December 31, 2018.

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Affiliated %
VIP Extended Market Index Portfolio	98%
VIP International Index Portfolio	98%
VIP Total Market Index Portfolio	99%

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund II and Shareholders of VIP Total Market Index Portfolio, VIP Extended Market Index Portfolio and VIP International Index Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of VIP Total Market Index Portfolio, VIP Extended Market Index Portfolio and VIP International Index Portfolio (the "Funds"), each a fund of Variable Insurance Products Fund II, including the schedules of investments, as of December 31, 2018, and the related statements of operations, the statements of changes in net assets and the financial highlights for the period from April 17, 2018 (commencement of operations) to December 31, 2018, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2018, and the results of their operations, the changes in their net assets and the financial highlights for the period from April 17, 2018 (commencement of operations) to December 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 14, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Michael E. Wiley, each of the Trustees oversees 283 funds. Mr. Wiley oversees 192 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 to December 31, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During Period-B July 1, 2018 to December 31, 2018
VIP Total Market Index Portfolio
Initial Class	.12%
Actual		$1,000.00	$917.70	$.58
Hypothetical-C		$1,000.00	$1,024.60	$.61
Service Class 2.37%
Actual		$1,000.00	$915.80	$1.79
Hypothetical-C		$1,000.00	$1,023.34	$1.89
VIP Extended Market Index Portfolio
Initial Class	.13%
Actual		$1,000.00	$858.30	$.61
Hypothetical-C		$1,000.00	$1,024.55	$.66
Service Class 2.38%
Actual		$1,000.00	$857.40	$1.78
Hypothetical-C		$1,000.00	$1,023.29	$1.94
VIP International Index Portfolio
Initial Class	.17%
Actual		$1,000.00	$892.80	$.81
Hypothetical-C		$1,000.00	$1,024.35	$.87
Service Class 2.42%
Actual		$1,000.00	$892.00	$2.00
Hypothetical-C		$1,000.00	$1,023.09	$2.14

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2018, or, if subsequently determined to be different, the net capital gain of such year.

VIP Total Market Index Portfolio	$10,698

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Initial Class	Service Class 2
VIP Total Market Index Portfolio
December 19, 2018	86%	100%
December 28, 2018	87%	87%
VIP Extended Market Index Portfolio
December 19, 2018	63%	83%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP International Index Portfolio
Initial Class	12/19/18	$0.1041	$0.0118
Service Class 2	12/19/18	$0.0877	$0.0118

Board Approval of Investment Advisory Contracts

VIP Total Market Index Portfolio  VIP Extended Market Index Portfolio  At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated sub-advisory agreement with Geode Capital Management, LLC (Geode) for each fund (the Amended Contract) to decrease the sub-advisory fee rate paid by Fidelity Management & Research Company (FMR), the funds' investment adviser, to Geode, on behalf of VIP Total Market Index Portfolio and VIP Extended Market Index Portfolio by 1.0 and 2.0 basis points, respectively. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR and Geode to the funds, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of funds in connection with the approval of each fund’s current management and sub-advisory agreements. At its January 2018 meeting, the Board concluded that the nature, extent and quality of the services provided to the funds under the existing management and sub-advisory agreements should benefit each fund’s shareholders. The Board noted that approval of the Amended Contract would not change each fund’s portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the funds under the Amended Contract will continue to benefit each fund’s shareholders.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that it received and reviewed information regarding each fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes at the current management fee and expense levels in connection with the approval of the management contract and sub-advisory agreements. Based on its review, the Board concluded at its January 2018 meeting that each fund's current management fee and total expenses are fair and reasonable in light of the services that each fund receives and the other factors considered.

In its review of the proposed sub-advisory fee rate under the Amended Contract, the Board considered that the proposed fee rate for VIP Total Market Index Portfolio and VIP Extended Market Index Portfolio is lower by 1.0 and 2.0 basis points, respectively, than the current sub-advisory fee rate. The Board noted that FMR, and not the funds, pays the sub-advisory fee out of its management fee. The Board also considered that the Amended Contract would not result in any changes to each fund's management fee rate, and that the management fee rate would continue to rank below the total mapped group median of its competitor funds based on the competitive mapped group data provided to the Board in connection with the approval of the existing management contract. In addition, the Board considered that the Amended Contract would not result in any changes to FMR's contractual obligation to pay all "class-level" expenses of each fund to the extent necessary to limit total expenses, with certain exceptions.

Based on its review, the Board concluded that the management fee and the total expenses continue to be fair and reasonable in light of the services that each fund receives and the other factors considered.

Costs of the Services and Profitability.  Because the Board was approving an arrangement that would not result in any changes to the management fee rate, the Board did not consider FMR's costs of services and profitability to be significant factors in its decision to approve the Amended Contract.

Economies of Scale.  In connection with its approval of the Amended Contract, the Board did not consider economies of scale to be a significant factor in its decision to approve the agreement because FMR will continue to contractually limit fund expenses.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that each fund's advisory fee structures are fair and reasonable, and that the Amended Contact should be approved.

VIPSAI-ANN-0219
1.9891400.100

Item 2.

Code of Ethics

As of the end of the period, December 31, 2018, Variable Insurance Products Fund II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to VIP Contrafund Portfolio, VIP Disciplined Small Cap Portfolio, VIP Emerging Markets Portfolio, VIP Extended Market Index Portfolio, VIP Index 500 Portfolio, VIP International Index Portfolio and VIP Total Market Index Portfolio (the “Funds”):

Services Billed by Deloitte Entities

December 31, 2018 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Contrafund Portfolio	$53,000	$100	$6,100	$1,500

VIP Disciplined Small Cap

 Portfolio

          $43,000           $100

  $6,400

 $1,300

VIP Emerging Markets

Portfolio

          $48,000           $100

  $6,200            $1,400

VIP Extended Market Index

Portfolio

          $47,000           $100

  $6,100

 $900

VIP Index 500 Portfolio

          $49,000           $100

  $6,500

 $1,400

VIP International Index

Portfolio

          $47,000           $100

  $6,100            $900

VIP Total Market Index

Portfolio

          $47,000           $100

  $6,100

 $900

December 31, 2017 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Contrafund Portfolio	$56,000	$100	$6,200	$1,600

VIP Disciplined Small Cap

 Portfolio

          $43,000           $100

  $6,500

 $1,200

VIP Emerging Markets

Portfolio

          $48,000           $100

  $6,300

 $1,400

VIP Extended Market Index

Portfolio

          $-

          $-

              $-

 $-

VIP Index 500 Portfolio

          $49,000           $100

  $6,600

 $1,400

VIP International Index

Portfolio

          $-                    $-

  $-

            $-

VIP Total Market Index

Portfolio

          $-                     $-

              $-

            $-

A Amounts may reflect rounding.

B VIP Extended Market Index Portfolio, VIP International Index Portfolio and VIP Total Market Index Portfolio commenced operations on April 17, 2018.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to VIP International Capital Appreciation Portfolio (the “Fund”):

Services Billed by PwC

December 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP International Capital Appreciation Portfolio	$57,000	$5,000	$5,200	$2,500

December 31, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP International Capital Appreciation Portfolio	$57,000	$5,400	$7,000	$2,600

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	December 31, 2018A,B	December 31, 2017A,B
Audit-Related Fees	$290,000	$-
Tax Fees	$5,000	$25,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the VIP Extended Market Index Portfolio, VIP International Index Portfolio and VIP Total Market Index Portfolio’s commencement of operations.

Services Billed by PwC

	December 31, 2018A	December 31, 2017A
Audit-Related Fees	$7,930,000	$8,470,000
Tax Fees	$20,000	$160,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	December 31, 2018A,B	December 31, 2017A,B
Deloitte Entities	$810,000	$335,000
PwC	$11,140,000	$10,730,000

A Amounts may reflect rounding.

B May include amounts billed prior to the VIP Extended Market Index Portfolio, VIP International Index Portfolio and VIP Total Market Index Portfolio’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their  audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 25, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 25, 2019